UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Equity Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Consumer Discretionary: 4.4%
12,711		APN Outdoor Group Ltd.	$45,608	0.0
5,240		ARB Corp. Ltd.	80,215	0.1
31,850	(1)	Ardent Leisure Group	45,481	0.0
48,604		Aristocrat Leisure Ltd.	907,462	0.9
19,924	(1)	Automotive Holdings Group Ltd.	54,121	0.0
20,455	(1)	Bapcor Ltd.	89,970	0.1
6,922		Breville Group Ltd.	62,372	0.1
6,181		Corporate Travel Management Ltd.	112,454	0.1
27,327		Crown Resorts Ltd.	268,380	0.3
4,941		Domino's Pizza Enterprises Ltd.	159,210	0.2
175,420		Fairfax Media Ltd.	91,667	0.1
4,395	(1)	Flight Centre Travel Group Ltd.	193,475	0.2
33,047		G8 Education Ltd.	67,264	0.1
8,861		Greencross Ltd.	36,104	0.0
6,504		GUD Holdings Ltd.	60,071	0.1
45,592	(1)	Harvey Norman Holdings Ltd.	130,354	0.1
8,233		Invocare Ltd.	82,559	0.1
8,540	(1)	JB Hi-Fi Ltd.	170,748	0.2
22,344		Mantra Group Ltd.	67,591	0.1
23,322	(1)	Navitas Ltd.	89,795	0.1
4,852	(1)	News Corp.	78,129	0.1
57,140		Nine Entertainment Co. Holdings Ltd.	100,353	0.1
11,282		oOh!media Ltd.	40,091	0.0
7,321		Premier Investments Ltd.	89,471	0.1
11,954	(1)	Retail Food Group Ltd.	8,539	0.0
68,120		Seven West Media Ltd.	28,487	0.0
22,417		SKYCITY Entertainment Group Ltd.	63,491	0.1
57,489		Southern Cross Media Group Ltd.	46,017	0.0
62,701		Star Entertainment Grp Ltd.	256,673	0.3
10,540		Super Retail Group Ltd.	55,418	0.1
153,343		Tabcorp Holdings Ltd.	520,002	0.5
18,714		Trade Me Ltd.	59,882	0.1
8,642	(1)	Webjet Ltd.	73,735	0.1
			4,235,189	4.4

		Consumer Staples: 7.4%
55,407	(2)	a2 Milk Co. Ltd.	495,000	0.5
28,954		Asaleo Care Ltd.	28,659	0.0
14,118	(1)	Bega Cheese Ltd.	74,016	0.1
6,657	(2)	Bellamy's Australia Ltd.	102,491	0.1
963		Blackmores Ltd.	93,681	0.1
38,491		Coca-Cola Amatil Ltd.	257,748	0.3
24,327		Costa Group Holdings Ltd.	128,535	0.1
17,413		GrainCorp Ltd.	114,018	0.1
73,874		Metcash Ltd.	178,766	0.2
12,961		Tassal Group Ltd.	37,923	0.1
54,825		Treasury Wine Estates Ltd.	716,301	0.8
86,498		Wesfarmers Ltd.	2,771,813	2.9
99,536		Woolworths Group Ltd	2,020,284	2.1
			7,019,235	7.4

		Energy: 4.9%
132,721		Beach Energy Ltd.	126,470	0.1
19,897		Caltex Australia Ltd.	483,319	0.5
100,817		Oil Search Ltd.	560,009	0.6
134,096	(2)	Origin Energy Ltd.	904,957	0.9
134,398	(2)	Santos Ltd.	530,068	0.6
8,921		Washington H Soul Pattinson & Co. Ltd.	128,092	0.1
53,227		Whitehaven Coal Ltd.	184,636	0.2
71,409		Woodside Petroleum Ltd.	1,619,363	1.7
15,613		WorleyParsons Ltd.	174,221	0.2
			4,711,135	4.9

		Financials: 33.2%
223,312		AMP Ltd.	861,800	0.9
14,768		ASX Ltd.	640,009	0.7
222,957		Australia & New Zealand Banking Group Ltd.	4,640,478	4.9
29,548		Bank of Queensland Ltd.	250,814	0.3
36,780		Bendigo and Adelaide Bank Ltd.	280,039	0.3
18,951		BT Investment Management Ltd.	147,895	0.1
43,765		Challenger Ltd.	391,951	0.4
133,711		Commonwealth Bank of Australia	7,477,355	7.8
3,568	(1)	Credit Corp. Group Ltd.	53,315	0.1
54,564		CYBG PLC	227,626	0.2
23,947		Eclipx Group Ltd.	66,320	0.1
17,350		Genworth Mortgage Insurance Australia Ltd.	30,908	0.0
180,612		Insurance Australia Group Ltd.	1,045,730	1.1
23,068		IOOF Holdings Ltd.	181,955	0.2
6,531		Janus Henderson Group PLC	214,255	0.2
24,143		Macquarie Group Ltd.	1,925,092	2.0
10,633		Magellan Financial Group Ltd.	196,532	0.2
210,095		Medibank Pvt Ltd.	471,563	0.5
207,444		National Australia Bank Ltd.	4,579,641	4.8
34,700		NIB Holdings Ltd./Australia	171,758	0.2
3,602		Perpetual Ltd.	129,892	0.1
16,334		Platinum Asset Management Ltd.	73,985	0.1
104,128		QBE Insurance Group Ltd.	776,870	0.8
59,169		Steadfast Group Ltd.	115,262	0.1
98,870		Suncorp Group Ltd.	1,019,691	1.1
259,651		Westpac Banking Corp.	5,751,119	6.0
			31,721,855	33.2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 7.5%
10,936		Ansell Ltd.	$214,088	0.2
30,162		Australian Pharmaceutical Industries Ltd.	34,960	0.0
4,371		Cochlear Ltd.	613,895	0.6
34,519		CSL Ltd.	4,158,797	4.4
18,092		Estia Health Ltd.	47,558	0.1
11,815		Fisher & Paykel Healthcare Corp. Ltd.	112,843	0.1
132,137		Healthscope Ltd.	197,982	0.2
104,714	(1),(2)	Mayne Pharma Group Ltd.	60,046	0.1
19,534	(1),(2)	Nanosonics Ltd.	38,896	0.0
31,681		Primary Health Care Ltd.	95,743	0.1
9,836		Ramsay Health Care Ltd.	473,878	0.5
38,739		ResMed, Inc.	371,023	0.4
82,538		Sigma Healthcare Ltd.	49,711	0.1
4,366		Sirtex Medical Ltd.	93,350	0.1
31,980		Sonic Healthcare Ltd.	565,860	0.6
			7,128,630	7.5

		Industrials: 6.9%
38,466		ALS Ltd.	221,360	0.2
153,669		Aurizon Holdings Ltd.	504,140	0.5
121,158		Brambles Ltd.	935,080	1.0
7,456		CIMIC Group Ltd.	256,617	0.3
153,381		Cleanaway Waste Management Ltd.	171,544	0.2
46,431		Downer EDI Ltd.	230,775	0.2
20,689		GWA Group Ltd.	53,882	0.1
10,519		IPH Ltd.	27,607	0.0
50,311		Macquarie Atlas Roads Group	224,477	0.2
5,900		McMillan Shakespeare Ltd.	76,907	0.1
6,917		Monadelphous Group Ltd.	81,537	0.1
134,327		Qantas Airways Ltd.	606,023	0.6
103,981	(1)	Qube Logistics Holdings Ltd.	175,447	0.2
36,046	(1)	Reliance Worldwide Corp. Ltd.	123,591	0.1
26,751		Seek Ltd.	385,840	0.4
8,282		Seven Group Holdings Ltd.	112,546	0.1
6,850		SmartGroup Corp. Ltd.	57,802	0.1
171,758		Sydney Airport	890,526	0.9
169,257		Transurban Group - Stapled Security	1,492,610	1.6
231,429	(2),(3)	Virgin Australia International Holdings	–	–
			6,628,311	6.9

		Information Technology: 2.1%
8,462		Altium Ltd.	130,802	0.1
18,374		carsales.com Ltd.	192,025	0.2
38,194		Computershare Ltd.	512,199	0.5
17,543		Domain Holdings Australia Ltd.	44,040	0.1
10,438		IRESS Ltd.	76,720	0.1
37,429		Link Administration Holdings Ltd.	241,589	0.3
33,884		MYOB Group Ltd.	79,863	0.1
21,634	(2)	NEXTDC Ltd.	109,896	0.1
3,718		REA Group Ltd.	228,274	0.2
17,216		Technology One Ltd.	69,205	0.1
8,426		WiseTech Global Ltd.	61,573	0.1
8,133	(2)	Xero Ltd.	210,957	0.2
			1,957,143	2.1

		Materials: 17.2%
30,757		Adelaide Brighton Ltd.	147,944	0.1
177,767		Alumina Ltd.	326,173	0.3
88,351		Amcor Ltd.	967,473	1.0
26,274		Ausdrill Ltd.	54,862	0.1
244,819		BHP Billiton Ltd.	5,426,533	5.7
42,806		BlueScope Steel Ltd.	503,620	0.5
89,432		Boral Ltd.	515,871	0.5
5,824		Brickworks Ltd.	69,999	0.1
39,372		CSR Ltd.	157,916	0.2
29,073		DuluxGroup Ltd.	165,979	0.2
102,514		Evolution Mining Ltd.	240,348	0.2
17,426		Fletcher Building Ltd.	77,301	0.1
129,791		Fortescue Metals Group Ltd.	437,223	0.5
30,769	(1),(2)	Galaxy Resources Ltd.	71,505	0.1
31,925		Iluka Resources Ltd.	262,066	0.3
127,828		Incitec Pivot Ltd.	347,887	0.4
35,268		Independence Group NL	126,367	0.1
33,825		James Hardie Industries SE	600,312	0.6
45,035	(2)	Lynas Corp. Ltd.	86,253	0.1
11,917		Mineral Resources Ltd.	157,999	0.2
58,233		Newcrest Mining Ltd.	878,304	0.9
45,789		Northern Star Resources Ltd.	222,240	0.2
18,055		Nufarm Ltd.	118,008	0.1
28,603		Orica Ltd.	393,710	0.4
17,503	(1),(2)	Orocobre Ltd.	73,859	0.1
92,055		Orora Ltd.	235,184	0.2
22,785		OZ Minerals Ltd.	159,358	0.2
14,459		Pact Group Holdings Ltd.	61,057	0.1
115,499	(1),(2)	Pilbara Minerals Ltd.	74,679	0.1
37,539		Regis Resources Ltd.	131,634	0.1
55,862		Resolute Mining Ltd.	53,947	0.1
31,462		Rio Tinto Ltd.	1,782,392	1.9
11,898		Sandfire Resources NL	67,785	0.1
56,743	(2)	Saracen Mineral Holdings Ltd.	78,269	0.1
12,191		Sims Metal Management Ltd.	136,943	0.1
395,224		South32 Ltd.	993,267	1.0
39,157		St Barbara Ltd.	120,776	0.1
21,605	(1),(2)	Syrah Resources Ltd.	53,394	0.1
20,032		Western Areas Ltd.	48,933	0.0
			16,427,370	17.2

		Real Estate: 7.5%
24,589		Abacus Property Group	65,867	0.1
32,332		Aveo Group	66,000	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
36,878		BWP Trust	$85,843	0.1
35,314		Charter Hall Group	156,318	0.2
25,143		Charter Hall Retail REIT	74,679	0.1
12,930		Charter Hall Long Wale REIT	38,903	0.0
120,927		Cromwell Property Group	99,575	0.1
76,988		Dexus	554,370	0.6
22,841		Gateway Lifestyle	34,858	0.0
122,278		Goodman Group	795,065	0.8
136,921		GPT Group	501,817	0.5
19,172		Growthpoint Properties Australia Ltd.	48,781	0.0
37,944		Investa Office Fund	126,313	0.1
936		Iron Mountain, Inc.	30,896	0.0
44,512		Lend Lease Corp., Ltd.	596,773	0.6
282,652		Mirvac Group	469,735	0.5
41,230		National Storage REIT	50,016	0.1
406,175		Scentre Group	1,198,581	1.3
55,041		Shopping Centres Australasia Property Group	98,888	0.1
185,719		Stockland	576,268	0.6
245,143		Vicinity Centres	455,647	0.5
33,175		Viva Energy REIT	51,173	0.1
145,833		Westfield Corp.	956,538	1.0
			7,132,904	7.5

		Telecommunication Services: 2.7%
15,529		Chorus Ltd.	45,183	0.1
17,479		SpeedCast International Ltd.	69,315	0.1
18,537		Spark New Zealand Ltd.	45,011	0.0
907,303		Telstra Corp., Ltd.	2,196,285	2.3
25,958	(1)	TPG Telecom Ltd.	110,289	0.1
47,110	(1)	Vocus Communications Ltd.	81,193	0.1
			2,547,276	2.7

		Utilities: 1.9%
50,195		AGL Energy Ltd.	841,299	0.9
90,010		APA Group	548,069	0.6
132,627		AusNet Services	171,548	0.2
73,372	(2)	Infigen Energy	33,115	0.0
128,315		Spark Infrastructure Group	236,668	0.2
			1,830,699	1.9

	Total Common Stock (Cost $86,354,826)		91,339,747	95.7

RIGHTS: –%
		Real Estate: –%
72,917	(2),(3)	Chapter Hall Units Contingent	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $86,354,826)		91,339,747	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateral(4): 1.7%
639,584	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $639,723, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $652,376, due 11/15/42-05/15/43)	639,584	0.7
1,000,000	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,020,000, due 06/30/19-09/09/49)	1,000,000	1.0
		1,639,584	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
298,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $298,000)	298,000	0.3

	Total Short-Term Investments
	(Cost $1,937,584)	1,937,584	2.0

	Total Investments in Securities (Cost $88,292,410)	$93,277,331	97.7
	Assets in Excess of Other Liabilities	2,241,491	2.3
	Net Assets	$95,518,822	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$8,539	$4,226,650	$–	$4,235,189
Consumer Staples	–	7,019,235	–	7,019,235
Energy	–	4,711,135	–	4,711,135
Financials	–	31,721,855	–	31,721,855
Health Care	–	7,128,630	–	7,128,630
Industrials	–	6,628,311	–	6,628,311
Information Technology	–	1,957,143	–	1,957,143
Materials	–	16,427,370	–	16,427,370
Real Estate	–	7,132,904	–	7,132,904
Telecommunication Services	–	2,547,276	–	2,547,276
Utilities	–	1,830,699	–	1,830,699
Total Common Stock	8,539	91,331,208	–	91,339,747
Rights	–	–	–	–
Short-Term Investments	298,000	1,639,584	–	1,937,584
Total Investments, at fair value	$306,539	$92,970,792	$–	$93,277,331
Other Financial Instruments+
Forward Foreign Currency Contracts	–	819	–	819
Total Assets	$306,539	$92,971,611	$–	$93,278,150
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,482)	$–	$(3,482)
Futures	(64,045)	–	–	(64,045)
Total Liabilities	$(64,045)	$(3,482)	$–	$(67,527)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 191,880	AUD 250,000	JPMorgan Chase Bank N.A.	04/03/18	$(132)
AUD 950,000	USD 733,145	JPMorgan Chase Bank N.A.	06/20/18	(3,350)
USD 154,461	AUD 200,000	JPMorgan Chase Bank N.A.	06/20/18	819
				$(2,663)

At March 31, 2018, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	38	06/21/18	$4,185,253	$(64,045)
			$4,185,253	$(64,045)

Currency Abbreviations
AUD	-	Australian Dollar
USD	-	United States Dollar

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$819
Total Asset Derivatives		$819

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,482
Equity contracts	Futures contracts	64,045
Total Liability Derivatives		$67,527

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

JPMorgan Chase Bank N.A.
Assets:
Forward foreign currency contracts	$819
Total Assets	$819

Liabilities:
Forward foreign currency contracts	$3,482
Total Liabilities	$3,482

Net OTC derivative instruments by counterparty, at fair value	$(2,663)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(2,663)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $91,223,782.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,484,059
Gross Unrealized Depreciation	(6,822,972)
Net Unrealized Appreciation	$2,661,087

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.5%
		Brazil: 4.6%
595,000		Ambev SA	$4,363,219	0.6
44,700	(1)	Atacadao Distribuicao Comercio e Industria Ltd.	204,447	0.0
265,169		B3 SA - Brasil Bolsa Balcao	2,150,138	0.3
119,398		Banco Bradesco SA	1,401,768	0.2
111,400		Banco do Brasil S.A.	1,394,925	0.2
52,900		Banco Santander Brasil SA	640,930	0.1
91,200		BB Seguridade Participacoes SA	809,390	0.1
103,333		BR Malls Participacoes SA	367,141	0.1
57,600	(1)	BRF - Brasil Foods SA	398,312	0.1
27,900	(1)	Centrais Eletricas Brasileiras SA	176,453	0.0
158,400		CCR SA	598,777	0.1
43,600		Cia de Saneamento Basico do Estado de Sao Paulo	464,202	0.1
80,800	(1)	Cia Siderurgica Nacional S.A.	217,085	0.0
157,956		Cielo SA	990,858	0.1
19,900		Cosan SA Industria e Comercio	250,449	0.0
37,949		EDP - Energias do Brasil S.A.	153,339	0.0
85,200		Embraer SA	554,589	0.1
20,600		Engie Brasil Energia SA	244,096	0.0
25,700		Equatorial Energia SA	558,924	0.1
31,800		Fibria Celulose SA	623,488	0.1
45,800		Hypermarcas SA	500,111	0.1
12,057	(1)	Itausa - Investimentos Itau SA	50,800	0.0
105,800		JBS SA	299,315	0.0
75,000		Klabin SA	465,932	0.1
181,004		Kroton Educacional SA	748,369	0.1
66,675		Localiza Rent a Car SA	575,981	0.1
94,160		Lojas Renner SA	973,985	0.1
13,100		M Dias Branco SA	202,366	0.0
10,700		Multiplan Empreendimentos Imobiliarios SA	223,597	0.0
21,600		Natura Cosmeticos S.A.	209,755	0.0
33,500		Odontoprev SA	151,698	0.0
381,800	(1)	Petroleo Brasileiro SA	2,706,120	0.4
14,200		Porto Seguro SA	208,347	0.0
29,200		Qualicorp SA	197,942	0.0
30,300		Raia Drogasil SA	685,856	0.1
140,100	(1)	Rumo SA	557,608	0.1
25,386		Sul America SA	168,781	0.0
55,600		Suzano Papel e Celulose SA	564,008	0.1
105,300		Tim Participacoes SA	458,651	0.1
22,400		Transmissora Alianca de Energia Eletrica SA	147,029	0.0
47,700		Ultrapar Participacoes SA	1,033,335	0.2
406,974		Vale SA	5,227,935	0.7
71,580		Weg S.A.	488,265	0.1
			33,408,316	4.6

		Chile: 1.1%
399,810		AES Gener SA	113,296	0.0
331,030		Aguas Andinas SA	215,331	0.0
3,160,186		Banco de Chile	530,989	0.1
4,858		Banco de Credito e Inversiones SA	360,380	0.1
8,729,256		Banco Santander Chile	735,460	0.1
181,954		Cencosud SA	556,799	0.1
18,905		Cia Cervecerias Unidas SA	278,147	0.0
1,004,953		Colbun SA	240,813	0.0
415,434		Enel Generacion Chile SA	338,765	0.1
18,991		Empresa Nacional de Telecomunicaciones SA	217,870	0.0
163,573		Empresas CMPC SA	622,791	0.1
51,371		Empresas COPEC SA	806,437	0.1
3,680,247		Enel Americas SA	859,151	0.1
2,501,808		Enel Chile SA	324,088	0.1
19,107,089		Itau CorpBanca	183,509	0.0
39,348		Latam Airlines Group SA	611,474	0.1
93,370		SACI Falabella	900,350	0.1
			7,895,650	1.1

		China: 29.2%
134,500	(1),(2)	3SBio, Inc.	306,354	0.0
11,807	(1)	58.com, Inc. ADR	942,907	0.1
94,500		AAC Technologies Holdings, Inc.	1,731,672	0.2
186,000		Agile Property Holdings Ltd.	387,888	0.1
3,363,000		Agricultural Bank of China Ltd.	1,931,181	0.3
236,000		Air China Ltd.	304,778	0.0
147,571	(1)	Alibaba Group Holding Ltd. ADR	27,085,181	3.7
426,000	(1)	Alibaba Health Information Technology Ltd.	213,268	0.0
1,640,000	(1),(3)	Alibaba Pictures Group Ltd.	214,502	0.0
498,000	(1),(3)	Aluminum Corp. of China Ltd.	281,265	0.0
161,500		Anhui Conch Cement Co., Ltd.	888,729	0.1
140,000		Anta Sports Products Ltd.	714,673	0.1
6,584		Autohome, Inc. ADR	565,829	0.1
259,000	(3)	AviChina Industry & Technology Co. Ltd.	184,000	0.0
35,130	(1)	Baidu, Inc. ADR	7,840,665	1.1
10,160,000		Bank of China Ltd.	5,549,996	0.8
1,142,000		Bank of Communications Co., Ltd.	902,855	0.1
196,000		Beijing Capital International Airport Co., Ltd.	264,713	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
64,000		Beijing Enterprises Holdings Ltd.	$337,030	0.0
708,000		Beijing Enterprises Water Group Ltd.	398,351	0.1
392,000		Brilliance China Automotive Holdings Ltd.	827,624	0.1
83,000		Byd Co., Ltd.	660,923	0.1
80,500		BYD Electronic International Co. Ltd.	152,691	0.0
1,329,000	(2)	CGN Power Co. Ltd.	345,746	0.1
1,128,000		China Cinda Asset Management Co. Ltd.	413,002	0.1
1,167,000		China CITIC Bank Corp. Ltd	805,204	0.1
568,000		China Communications Construction Co., Ltd.	587,361	0.1
324,000		China Communications Services Corp., Ltd.	194,954	0.0
203,000		China Conch Venture Holdings Ltd.	622,937	0.1
10,771,000		China Construction Bank	11,250,354	1.5
294,000		China Everbright Bank Co. Ltd.	142,438	0.0
322,000		China Everbright International Ltd.	454,657	0.1
120,000		China Everbright Ltd.	253,482	0.0
422,000	(1)	China Evergrande Group	1,348,848	0.2
424,000		China Galaxy Securities Co. Ltd.	284,646	0.0
228,400		China Gas Holdings Ltd.	837,354	0.1
1,130,000	(2)	China Huarong Asset Management Co. Ltd.	478,996	0.1
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
630,000		China Jinmao Holdings Group Ltd.	363,590	0.1
950,000		China Life Insurance Co., Ltd.	2,656,002	0.4
403,000		China Longyuan Power Group Corp. Ltd.	311,229	0.0
174,000		China Medical System Holdings Ltd.	398,614	0.1
357,000		China Mengniu Dairy Co., Ltd.	1,232,035	0.2
500,380		China Merchants Bank Co., Ltd.	2,077,012	0.3
158,938		China Merchants Port Holdings Co. Ltd	353,171	0.1
720,000		China Minsheng Banking Corp. Ltd.	706,171	0.1
783,500		China Mobile Ltd.	7,181,087	1.0
465,000		China Molybdenum Co., Ltd.	356,360	0.1
372,000		China National Building Material Co., Ltd.	409,303	0.1
228,000		China Oilfield Services Ltd.	239,179	0.0
498,000		China Overseas Land & Investment Ltd.	1,746,381	0.2
341,000		China Pacific Insurance Group Co., Ltd.	1,547,361	0.2
3,263,600		China Petroleum & Chemical Corp.	2,895,084	0.4
251,000		China Railway Construction Corp. Ltd.	252,585	0.0
498,000		China Railway Group Ltd.	346,835	0.1
212,000		China Resources Beer Holdings Co Ltd.	924,158	0.1
116,000		China Resources Gas Group Ltd.	405,652	0.1
358,444		China Resources Land Ltd.	1,317,160	0.2
201,500	(2)	China Resources Pharmaceutical Group Ltd.	283,435	0.0
244,000		China Resources Power Holdings Co.	447,360	0.1
442,000		China Shenhua Energy Co., Ltd.	1,109,301	0.2
242,000		China Southern Airlines Co., Ltd.	252,905	0.0
244,000		China State Construction International Holdings Ltd.	299,661	0.0
210,628		China Taiping Insurance Holdings Co., Ltd.	707,549	0.1
1,794,000		China Telecom Corp., Ltd.	795,696	0.1
776,000	(1)	China Unicom Hong Kong Ltd.	992,738	0.1
152,000		China Vanke Co. Ltd.	699,905	0.1
318,000		Chongqing Rural Commercial Bank Co. Ltd.	245,818	0.0
406,000		CIFI Holdings Group Co. Ltd.	358,677	0.1
741,000		CITIC Ltd.	1,043,446	0.1
298,000		CITIC Securities Co. Ltd.	690,667	0.1
2,283,000		CNOOC Ltd.	3,380,413	0.5
212,000		COSCO Shipping Ports, Ltd.	178,985	0.0
688,133		Country Garden Holdings Co. Ltd.	1,436,691	0.2
527,000		CRRC Corp. Ltd.	452,110	0.1
596,000		CSPC Pharmaceutical Group Ltd.	1,606,526	0.2
50,263	(1)	Ctrip.com International Ltd. ADR	2,343,261	0.3
356,000		Dongfeng Motor Group Co., Ltd.	415,609	0.1
251,000		Far East Horizon Ltd.	266,589	0.0
337,968		Fosun International Ltd	741,524	0.1
867,500		Fullshare Holdings Ltd.	480,830	0.1
66,000	(2)	Fuyao Glass Industry Group Co. Ltd. (H-Shares)	255,294	0.0
1,644,000	(1),(3)	GCL Poly Energy Holdings Ltd.	205,452	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
632,000		Geely Automobile Holdings Ltd.	$1,851,911	0.3
165,800		GF Securities Co. Ltd.	307,103	0.0
1,353,000	(3)	GOME Retail Holdings Ltd	147,313	0.0
391,000		Great Wall Motor Co. Ltd.	396,276	0.1
386,000		Guangdong Investment Ltd.	611,527	0.1
274,000		Guangzhou Automobile Group Co. Ltd.	508,913	0.1
126,000		Guangzhou R&F Properties Co., Ltd.	318,673	0.0
166,000		Haier Electronics Group Co. Ltd.	595,137	0.1
83,000		Haitian International Holdings Ltd.	252,366	0.0
414,400		Haitong Securities Co. Ltd.	551,964	0.1
1,908,000	(1),(4)	Hanergy Thin Film Power Group Ltd.	–	–
95,000		Hengan International Group Co., Ltd.	885,612	0.1
524,000		Huaneng Power International, Inc.	353,989	0.1
616,000		Huaneng Renewables Corp. Ltd.	231,944	0.0
203,000	(2)	Huatai Securities Co. Ltd.	393,903	0.1
9,450,000		Industrial & Commercial Bank of China	8,235,543	1.1
84,089	(1)	JD.com, Inc. ADR	3,404,764	0.4
154,000		Jiangsu Expressway Co. Ltd.	218,645	0.0
159,000		Jiangxi Copper Co., Ltd.	228,994	0.0
77,000		Kingboard Chemicals Holdings	355,986	0.1
99,000		Kingsoft Corp. Ltd.	318,926	0.0
420,000		Kunlun Energy Co. Ltd.	364,757	0.1
175,000		Lee & Man Paper Manufacturing Ltd.	186,861	0.0
924,000		Lenovo Group Ltd.	475,242	0.1
195,000		Longfor Properties Co., Ltd.	601,244	0.1
158,000	(1),(2)	Meitu, Inc.	183,117	0.0
13,398	(1)	Momo, Inc. ADR	500,817	0.1
10,162		NetEase, Inc. ADR	2,849,323	0.4
99,700		New China Life Insurance Co. Ltd.	471,081	0.1
17,264		New Oriental Education & Technology Group, Inc. ADR	1,513,190	0.2
102,000		Nexteer Automotive Group Ltd.	155,917	0.0
212,000		Nine Dragons Paper Holdings Ltd.	321,308	0.0
874,000		Peoples Insurance Co. Group of China Ltd.	413,357	0.1
2,706,000		PetroChina Co., Ltd.	1,879,637	0.3
597,496		PICC Property & Casualty Co., Ltd.	1,055,793	0.1
668,500		Ping An Insurance Group Co. of China Ltd.	6,892,688	0.9
367,900	(1),(3)	Semiconductor Manufacturing International Corp.	486,789	0.1
244,000		Shandong Weigao Group Medical Polymer Co., Ltd.	163,360	0.0
348,000	(1)	Shanghai Electric Group Co., Ltd.	121,085	0.0
62,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	387,198	0.1
63,000		Shanghai Industrial Holdings Ltd.	165,325	0.0
115,661	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	165,547	0.0
93,700		Shanghai Pharmaceuticals Holding Co. Ltd.	252,225	0.0
99,000		Shenzhou International Group Holdings Ltd.	1,048,891	0.1
156,000		Shimao Property Holdings Ltd.	447,422	0.1
468,000		Sihuan Pharmaceutical Holdings Group Ltd.	139,947	0.0
7,447	(1)	Sina Corp.	776,499	0.1
578,000		Sino Biopharmaceutical Ltd.	1,148,713	0.2
393,000		Sino-Ocean Group Holding Ltd.	287,773	0.0
446,000		Sinopec Shanghai Petrochemical Co. Ltd.	272,528	0.0
154,400		Sinopharm Group Co.	773,166	0.1
261,500		Soho China Ltd.	137,738	0.0
309,000		Sun Art Retail Group Ltd.	361,596	0.1
310,000		Sunac China Holdings Ltd.	1,218,206	0.2
92,000		Sunny Optical Technology Group Co. Ltd.	1,726,316	0.2
40,380		TAL Education Group ADR	1,497,694	0.2
729,700		Tencent Holdings Ltd.	39,169,982	5.4
258,000		Tingyi Cayman Islands Holding Corp.	535,188	0.1
118,000		Travelsky Technology Ltd.	344,665	0.1
48,000		Tsingtao Brewery Co., Ltd.	252,084	0.0
52,467	(1)	Vipshop Holdings Ltd. ADR	872,001	0.1
648,000		Want Want China Holdings Ltd.	521,325	0.1
5,785	(1),(3)	Weibo Corp. ADR	691,539	0.1
253,000		Weichai Power Co. Ltd.	286,130	0.0
99,000		ENN Energy Holdings Ltd.	889,902	0.1
246,000		Yanzhou Coal Mining Co., Ltd.	317,928	0.0
49,082		Yum China Holdings, Inc.	2,036,903	0.3
5,548	(1)	YY, Inc. ADR	583,650	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
184,000		Zhejiang Expressway Co., Ltd.	$188,708	0.0
71,100		Zhuzhou CSR Times Electric Co., Ltd.	346,266	0.1
750,000		Zijin Mining Group Co., Ltd.	341,403	0.1
94,240	(1)	ZTE Corp.	310,335	0.0
			213,416,313	29.2

		Colombia: 0.3%
21,247		Bancolombia SA	229,803	0.0
15,831		BanColombia SA ADR	665,219	0.1
62,359		Cementos Argos SA	216,266	0.0
646,688		Ecopetrol SA	605,244	0.1
35,939		Grupo Argos SA/Colombia	242,075	0.0
28,524		Grupo de Inversiones Suramericana SA	380,584	0.1
49,118		Interconexion Electrica SA ESP	234,158	0.0
			2,573,349	0.3

		Czech Republic: 0.2%
20,313		CEZ AS	505,756	0.1
9,573		Komercni Banka AS	436,630	0.1
59,962	(2)	Moneta Money Bank AS	248,373	0.0
7,559		O2 Czech Republic AS	104,355	0.0
			1,295,114	0.2

		Egypt: 0.1%
133,220		Commercial International Bank Egypt SAE	672,599	0.1
4,440		Eastern Tobacco	149,801	0.0
300,970	(1)	Global Telecom Holding	112,160	0.0
			934,560	0.1

		Greece: 0.3%
182,962	(1)	Alpha Bank AE	390,765	0.1
236,765	(1)	Eurobank Ergasias SA	225,136	0.0
4,349	(1)	FF Group	84,763	0.0
31,553		Hellenic Telecommunications Organization SA	427,721	0.1
13,422		Jumbo SA	240,128	0.0
716,070	(1)	National Bank of Greece SA	231,684	0.0
28,026		OPAP S.A.	321,217	0.1
38,332	(1)	Piraeus Bank SA	122,058	0.0
6,209		Titan Cement Co. SA	154,567	0.0
			2,198,039	0.3

		Hungary: 0.3%
47,305		MOL Hungarian Oil & Gas PLC	516,131	0.1
30,972		OTP Bank Nyrt	1,391,630	0.2
18,283		Richter Gedeon Nyrt	382,070	0.0
			2,289,831	0.3

		India: 7.9%
5,592		ACC Ltd.	129,896	0.0
77,181		Ambuja Cements Ltd.	277,005	0.0
147,978		Ashok Leyland Ltd.	332,441	0.0
36,859		Asian Paints Ltd.	636,008	0.1
33,619		Aurobindo Pharma Ltd.	289,656	0.0
226,484		Axis Bank Ltd.	1,787,105	0.2
10,693		Bajaj Auto Ltd.	452,131	0.1
21,101		Bajaj Finance Ltd.	576,856	0.1
4,815		Bajaj Finserv Ltd.	384,728	0.1
26,686		Bharat Forge Ltd.	288,482	0.0
107,363		Bharat Heavy Electricals Ltd.	135,023	0.0
97,880		Bharat Petroleum Corp. Ltd.	646,138	0.1
175,905		Bharti Airtel Ltd.	1,082,088	0.2
46,985		Bharti Infratel Ltd.	244,081	0.0
929		Bosch Ltd.	257,688	0.0
3,045		Britannia Industries Ltd.	233,064	0.0
24,952		Cadila Healthcare Ltd.	145,715	0.0
45,325		Cipla Ltd.	379,961	0.1
87,766		Coal India Ltd.	383,009	0.1
4,887		Container Corp. Of India Ltd.	93,809	0.0
69,670		Dabur India Ltd.	352,304	0.1
11,563		Dr Reddys Laboratories Ltd.	371,451	0.1
3,181		Dr. Reddys Laboratories Ltd. ADR	103,987	0.0
1,734		Eicher Motors Ltd.	759,469	0.1
87,756		GAIL India Ltd.	444,317	0.1
18,796		Glenmark Pharmaceuticals Ltd.	152,522	0.0
29,982		Godrej Consumer Products Ltd.	505,394	0.1
43,037		Grasim Industries Ltd.	698,103	0.1
32,611		Havells India Ltd.	245,828	0.0
72,407		HCL Technologies Ltd.	1,075,308	0.2
6,154		Hero Motocorp Ltd.	335,949	0.0
152,894		Hindalco Industries Ltd.	509,522	0.1
77,465		Hindustan Petroleum Corp. Ltd.	413,128	0.1
84,967		Hindustan Unilever Ltd.	1,744,204	0.2
193,214		Housing Development Finance Corp.	5,442,474	0.7
306,024		ICICI Bank Ltd.	1,328,093	0.2
245,800	(1)	Idea Cellular Ltd.	287,577	0.0
170,648		IDFC Bank Ltd.	125,065	0.0
41,844		Indiabulls Housing Finance Ltd.	801,024	0.1
148,898		Indian Oil Corp. Ltd.	406,020	0.1
70,274		Infosys Ltd. ADR	1,254,391	0.2
154,552		Infosys Ltd.	2,704,383	0.4
438,339		ITC Ltd.	1,728,195	0.2
106,354		JSW Steel Ltd.	474,203	0.1
42,696		Larsen & Toubro Ltd.	863,447	0.1
18,415	(1)	Larsen & Toubro Ltd. GDS GDR	371,029	0.1
38,425		LIC Housing Finance Ltd.	317,601	0.0
27,795		Lupin Ltd.	315,197	0.0
35,764		Mahindra & Mahindra Financial Services Ltd.	255,890	0.0
73,638		Mahindra & Mahindra Ltd.	838,525	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
21,852		Mahindra & Mahindra Ltd. - SPON GDR	$251,298	0.0
58,173		Marico Ltd.	292,443	0.0
13,803		Maruti Suzuki India Ltd.	1,885,767	0.3
79,551		Motherson Sumi Systems Ltd.	382,267	0.1
91,450		Adani Ports & Special Economic Zone, Ltd.	500,098	0.1
2,991		Nestle India Ltd.	377,161	0.1
209,626		NTPC Ltd.	548,064	0.1
162,539		Oil & Natural Gas Corp., Ltd.	445,990	0.1
69,159		Petronet LNG Ltd.	246,901	0.0
10,345		Piramal Enterprises, Ltd.	388,084	0.1
86,417		Power Finance Corp. Ltd.	114,257	0.0
62,050		Reliance Industries Ltd. GDR	1,687,524	0.2
239,248		Reliance Industries Ltd.	3,265,587	0.4
93,810		Rural Electrification Corp. Ltd.	180,734	0.0
18,921		Shriram Transport Finance Co. Ltd.	420,686	0.1
1,079		Shree Cement Ltd.	268,696	0.0
8,853		Siemens, Ltd.	146,550	0.0
196,399		State Bank of India	758,452	0.1
2,361		State Bank of India Ltd. GDR	91,135	0.0
124,168		Sun Pharmaceutical Industries Ltd.	949,084	0.1
58,448		Tata Consultancy Services Ltd.	2,561,183	0.4
203,616	(1)	Tata Motors Ltd.	1,033,497	0.1
47,256	(1)	Tata Motors Ltd. - A - DVR	133,941	0.0
136,851		Tata Power Co. Ltd.	166,833	0.0
44,042		Tata Steel Ltd.	389,703	0.1
3,152	(1)	Tata Steel Ltd. - Partially Paid	6,792	0.0
61,314		Tech Mahindra Ltd.	602,808	0.1
39,094		Titan Co., Ltd.	567,671	0.1
11,591		Ultratech Cement Ltd.	705,507	0.1
7,367	(1)	United Spirits Ltd.	356,221	0.1
45,817		UPL Ltd.	516,437	0.1
51,674		Vakrangee Software Ltd.	179,899	0.0
194,830		Vedanta Ltd.	832,752	0.1
147,750		Wipro Ltd.	640,038	0.1
220,112		Yes Bank Ltd.	1,039,440	0.1
68,299		Zee Entertainment Enterprises Ltd.	606,252	0.1
			57,519,236	7.9

		Indonesia: 2.0%
1,867,300		Adaro Energy Tbk PT	290,944	0.1
246,900		AKR Corporindo Tbk PT	102,248	0.0
2,624,700		Astra International Tbk PT	1,395,826	0.2
1,260,400		Bank Central Asia Tbk PT	2,141,151	0.3
434,800		Bank Danamon Indonesia Tbk PT	217,792	0.0
2,437,500		Bank Mandiri Persero TBK PT	1,366,833	0.2
7,095,700		Bank Rakyat Indonesia	1,862,193	0.3
432,500		Bank Tabungan Negara Persero Tbk PT	119,760	0.0
958,000		Bank Negara Indonesia Persero Tbk PT	606,695	0.1
890,500		Bumi Serpong Damai PT	115,766	0.0
976,600		Charoen Pokphand Indonesia Tbk PT	245,243	0.0
62,000		Gudang Garam Tbk PT	327,403	0.1
1,139,400		Hanjaya Mandala Sampoerna Tbk PT	330,807	0.1
231,000		Indocement Tunggal Prakarsa Tbk PT	270,193	0.0
288,900		Indofood CBP Sukses Makmur TBK PT	173,969	0.0
565,300		Indofood Sukses Makmur Tbk PT	296,362	0.1
267,831		Jasa Marga Persero Tbk PT	89,508	0.0
2,708,600		Kalbe Farma Tbk PT	296,031	0.1
324,400		Matahari Department Store Tbk PT	259,115	0.0
2,673,700		Pakuwon Jati Tbk PT	122,879	0.0
1,402,100		Perusahaan Gas Negara PT	235,807	0.0
377,400		Semen Indonesia Persero Tbk PT	284,631	0.0
757,500		Surya Citra Media Tbk PT	149,979	0.0
6,566,600		Telekomunikasi Indonesia Persero Tbk PT	1,726,721	0.2
243,700		Tower Bersama Infrastructure Tbk PT	98,842	0.0
195,300		Unilever Indonesia Tbk PT	704,487	0.1
216,000		United Tractors Tbk PT	503,924	0.1
579,600		Waskita Karya Persero Tbk PT	104,561	0.0
448,675	(1)	XL Axiata Tbk PT	82,579	0.0
			14,522,249	2.0

		Malaysia: 2.4%
200,900		AirAsia Bhd	206,513	0.0
143,300		Alliance Bank Malaysia Bhd	158,937	0.0
212,600		AMMB Holdings Bhd	214,227	0.0
214,300		Astro Malaysia Holdings Bhd	113,348	0.0
351,000		Axiata Group Bhd	497,418	0.1
19,700		British American Tobacco Malaysia Bhd	134,076	0.0
593,700		CIMB Group Holdings Bhd	1,104,772	0.2
409,542		Dialog Group BHD	314,560	0.1
413,200		Digi.Com BHD	496,207	0.1
204,400		Felda Global Ventures Holdings Bhd	88,159	0.0
229,600		Gamuda BHD	306,248	0.0
298,300		Genting Bhd	672,650	0.1
376,300		Genting Malaysia BHD	472,924	0.1
33,900		Genting Plantations Bhd	89,651	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Malaysia: (continued)
78,100		HAP Seng Consolidated Bhd	$196,754	0.0
176,400		Hartalega Holdings Bhd	269,075	0.0
82,372		Hong Leong Bank BHD	400,493	0.1
27,692		Hong Leong Financial Group Bhd	137,799	0.0
256,700		IHH Healthcare Bhd	399,189	0.1
375,500		IJM Corp. Bhd	261,791	0.0
288,600		IOI Corp. Bhd	356,979	0.1
232,940		IOI Properties Group Bhd	96,958	0.0
61,100		Kuala Lumpur Kepong Bhd	405,208	0.1
526,400		Malayan Banking BHD	1,433,941	0.2
106,800		Malaysia Airports Holdings Bhd	244,891	0.0
247,700		Maxis Bhd	364,715	0.1
168,200		MISC Bhd	307,632	0.0
3,800		Nestle Malaysia Bhd	148,678	0.0
309,200		Petronas Chemicals Group Bhd	651,494	0.1
31,000		Petronas Dagangan BHD	198,849	0.0
87,600		Petronas Gas BHD	404,950	0.1
63,600		PPB Group Bhd	315,160	0.1
154,000		Press Metal Aluminium Holdings Bhd	181,906	0.0
388,000		Public Bank BHD	2,412,436	0.3
77,500	(1)	RHB Bank Bhd	–	–
97,276		RHB Bank Bhd	130,426	0.0
515,200		Sapura Energy Bhd	68,164	0.0
311,700		Sime Darby Bhd	212,230	0.0
311,700	(1)	Sime Darby Plantation Bhd	447,461	0.1
311,700	(1)	Sime Darby Property Bhd	115,556	0.0
166,500		SP Setia Bhd Group	129,098	0.0
143,200		Telekom Malaysia BHD	192,862	0.0
444,500		Tenaga Nasional BHD	1,860,058	0.3
63,400	(1)	UMW Holdings Bhd	99,028	0.0
122,600		Westports Holdings Bhd	112,229	0.0
549,334		YTL Corp. Bhd	190,934	0.0
256,320		YTL Power International Bhd	67,103	0.0
			17,683,737	2.4

		Mexico: 2.9%
380,900		Alfa SA de CV	487,963	0.1
4,295,900		America Movil SAB de CV	4,076,143	0.6
54,100		Arca Continental SAB de CV	374,087	0.1
239,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	343,776	0.0
1,894,621	(1)	Cemex SA de CV	1,253,701	0.2
62,800		Coca-Cola Femsa SAB de CV	415,316	0.1
22,700		El Puerto de Liverpool SAB de CV	169,189	0.0
382,700		Fibra Uno Administracion SA de CV	575,945	0.1
253,400		Fomento Economico Mexicano SAB de CV	2,311,264	0.3
114,000	(3)	Gentera SAB de CV	83,148	0.0
26,795		Gruma SAB de CV	307,406	0.0
45,400		Grupo Aeroportuario del Pacifico SA de CV	448,581	0.1
26,130		Grupo Aeroportuario del Sureste SA de CV	440,415	0.1
208,900		Grupo Bimbo SAB de CV	457,098	0.1
49,700		Grupo Carso SAB de CV	175,043	0.0
320,900		Grupo Financiero Banorte	1,961,585	0.3
293,000		Grupo Financiero Inbursa SA	484,949	0.1
74,700	(3)	Grupo Lala SAB de CV	101,613	0.0
489,500		Grupo Mexico SA de CV Series B	1,630,320	0.2
316,900		Grupo Televisa S.A.	1,008,049	0.1
17,920		Industrias Penoles, S.A. de C.V.	362,008	0.0
69,700		Infraestructura Energetica Nova SAB de CV	340,909	0.0
197,100		Kimberly-Clark de Mexico SA de CV	369,047	0.0
135,650		Mexichem SA de CV	415,158	0.1
28,870		Promotora y Operadora de Infraestructura SAB de CV	287,017	0.0
10,827		Southern Copper Corp.	586,607	0.1
680,800		Wal-Mart de Mexico SAB de CV	1,732,333	0.2
			21,198,670	2.9

		Pakistan: 0.1%
72,300		Habib Bank Ltd.	130,391	0.1
18,950		Lucky Cement Ltd.	113,043	0.0
56,600		MCB Bank Ltd.	108,933	0.0
77,300		Oil & Gas Development Co. Ltd.	117,009	0.0
68,600		United Bank Ltd./Pakistan	122,350	0.0
			591,726	0.1

		Peru: 0.3%
24,569		Cia de Minas Buenaventura SAA ADR	374,186	0.0
8,754		Credicorp Ltd.	1,987,508	0.3
			2,361,694	0.3

		Philippines: 1.0%
266,530		Aboitiz Equity Ventures, Inc.	347,293	0.1
198,700		Aboitiz Power Corp.	147,821	0.0
456,400	(1)	Alliance Global Group, Inc.	115,594	0.0
31,925		Ayala Corp.	582,542	0.1
954,100		Ayala Land, Inc.	755,019	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: (continued)
104,480		Bank of the Philippine Islands	$235,366	0.0
255,579		BDO Unibank, Inc.	685,339	0.1
506,750		DMCI Holdings, Inc.	118,622	0.0
4,610		Globe Telecom, Inc.	143,307	0.0
10,875		GT Capital Holdings, Inc.	243,647	0.1
62,040		International Container Terminal Services, Inc.	119,447	0.0
367,390		JG Summit Holdings, Inc.	442,894	0.1
54,740		Jollibee Foods Corp.	315,503	0.0
17,420		Manila Electric Co.	106,258	0.0
1,600,000		Megaworld Corp.	143,993	0.0
1,872,100		Metro Pacific Investments Corp.	188,776	0.0
102,636		Metropolitan Bank & Trust Co.	169,011	0.0
11,435		PLDT, Inc.	325,438	0.1
284,695		Robinsons Land Corp.	109,477	0.0
19,570		Security Bank Corp.	90,518	0.0
31,567		SM Investments Corp.	558,642	0.1
1,121,600		SM Prime Holdings, Inc.	729,222	0.1
110,530		Universal Robina Corp.	322,327	0.1
			6,996,056	1.0

		Poland: 1.2%
11,701	(1)	Alior Bank SA	251,972	0.0
3,795		Bank Handlowy w Warszawie	83,942	0.0
76,862	(1)	Bank Millennium SA	184,776	0.0
20,172		Bank Pekao SA	727,664	0.1
4,345		Bank Zachodni WBK SA	460,588	0.1
3,844		CCC SA	262,577	0.1
8,296		CD Projekt SA	265,798	0.1
28,316		Cyfrowy Polsat SA	206,607	0.0
4,595	(1),(2)	Dino Polska SA	117,105	0.0
11,784		Grupa Lotos SA	182,226	0.0
6,691	(1)	Jastrzebska Spolka Weglowa SA	158,635	0.0
18,399		KGHM Polska Miedz SA	468,635	0.1
169		LPP SA	429,607	0.1
1,926	(1)	mBank SA	235,960	0.0
109,625	(1)	PGE Polska Grupa Energetyczna SA	317,735	0.1
11,068	(1),(2)	PLAY Communications SA	107,093	0.0
38,862		Polski Koncern Naftowy Orlen	956,522	0.1
222,639		Polskie Gornictwo Naftowe I Gazownictwo SA	368,004	0.1
121,384	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	1,437,265	0.2
78,794		Powszechny Zaklad Ubezpieczen SA	963,555	0.1
148,971	(1)	Tauron Polska Energia SA	105,830	0.0
82,036	(1)	Orange Polska SA	139,230	0.0
5,302		Grupa Azoty SA	86,841	0.0
			8,518,167	1.2

		Qatar: 0.5%
10,556		Barwa Real Estate Co.	97,123	0.0
24,809		Commercial Bank QSC/The	204,414	0.0
19,322		Doha Bank QPSC	143,283	0.0
102,881		Ezdan Holding Group QSC	296,691	0.1
19,127		Industries Qatar QSC	553,323	0.1
48,299		Masraf Al Rayan	469,493	0.1
10,113		Ooredoo QPSC	230,384	0.0
3,435		Qatar Electricity & Water Co. QSC	177,363	0.0
34,940		Qatar Gas Transport Co. Ltd.	146,631	0.0
19,608		Qatar Insurance Co. SAQ	202,428	0.0
7,683		Qatar Islamic Bank SAQ	205,738	0.1
29,912		Qatar National Bank QPSC	1,071,607	0.1
			3,798,478	0.5

		Romania: 0.1%
48,507		NEPI Rockcastle PLC	472,688	0.1

		Russia: 3.4%
324,800	(1)	Alrosa PJSC	517,734	0.1
1,368,083		Gazprom PJSC	3,418,102	0.5
3,812,000		Inter RAO UES PJSC	255,062	0.0
54,501		Lukoil PJSC	3,796,315	0.5
45,877		Magnit PJSC GDR	851,235	0.1
253,500		Magnitogorsk Iron & Steel Works PJSC	195,883	0.0
8,163		MMC Norilsk Nickel OJSC	1,530,126	0.2
64,659		Mobile TeleSystems PJSC ADR	736,466	0.1
192,645		Moscow Exchange MICEX-RTS PJ	395,439	0.1
11,598		Novatek PJSC GDR	1,591,110	0.2
156,210		Novolipetsk Steel PJSC	393,733	0.0
14,718		PhosAgro OJSC GDR	214,000	0.0
3,193		Polyus PJSC	248,640	0.1
152,836		Rosneft Oil Co. PJSC	845,466	0.1
13,766,910		RusHydro JSC	181,898	0.0
50,730		Sberbank PAO ADR	946,114	0.1
1,185,442	(1)	Sberbank PAO	5,279,899	0.7
26,991		Severstal PJSC	410,561	0.1
896,351		Surgutneftegas OJSC	449,033	0.1
195,445		Tatneft PJSC	2,102,056	0.3
681,827,930		VTB Bank PJSC	610,363	0.1
			24,969,235	3.4

		South Africa: 6.4%
6,428		Anglo American Platinum Ltd.	176,370	0.0
52,757		AngloGold Ashanti Ltd.	508,913	0.1
50,207		Aspen Pharmacare Holdings Ltd.	1,101,624	0.2
90,982	(3)	Barclays Africa Group Ltd.	1,457,177	0.2
43,271		Bid Corp. Ltd.	938,987	0.1
43,656		Bidvest Group Ltd.	828,461	0.1
50,248	(1),(3)	Brait SE	153,658	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
5,051		Capitec Bank Holdings Ltd.	$371,590	0.1
28,476		Coronation Fund Managers Ltd.	194,206	0.0
45,352		Discovery Ltd.	654,279	0.1
31,310		Exxaro Resources Ltd.	288,996	0.0
428,288	(3)	FirstRand Ltd.	2,420,151	0.3
127,927		Fortress REIT Ltd. - A	173,459	0.0
105,015		Fortress REIT Ltd. - B	106,027	0.0
29,092		Foschini Group Ltd./The	548,748	0.1
104,784		Gold Fields Ltd.	422,886	0.1
381,218	(3)	Growthpoint Properties Ltd.	914,826	0.1
32,031		Hyprop Investments Ltd.	292,801	0.0
18,592		Imperial Holdings Ltd.	366,491	0.1
35,311		Investec Ltd.	275,240	0.0
7,883	(3)	Kumba Iron Ore Ltd.	189,651	0.0
15,753	(3)	Liberty Holdings Ltd.	167,061	0.0
166,251		Life Healthcare Group Holdings Ltd.	387,726	0.1
118,701		MMI Holdings Ltd.	221,314	0.0
14,850		Mondi Ltd.	404,191	0.1
31,290		Mr Price Group Ltd.	752,458	0.1
216,671	(3)	MTN Group Ltd.	2,178,286	0.3
56,077		Naspers Ltd.	13,722,773	1.9
28,040		Nedbank Group Ltd.	675,831	0.1
127,403		Netcare Ltd.	301,323	0.1
46,452		Pick n Pay Stores Ltd.	268,932	0.0
15,456		Pioneer Foods Group Ltd.	162,148	0.0
18,937		PSG Group Ltd.	360,196	0.0
83,692	(3)	Rand Merchant Investment Holdings Ltd.	282,949	0.0
663,714		Redefine Properties Ltd.	649,768	0.1
69,358		Remgro Ltd.	1,300,055	0.2
38,207	(3)	Resilient REIT Ltd.	161,364	0.0
88,068	(3)	RMB Holdings Ltd.	574,286	0.1
182,329	(3)	Sanlam Ltd.	1,317,186	0.2
73,018		Sappi Ltd.	469,980	0.1
70,623		Sasol Ltd.	2,409,386	0.3
58,113		Shoprite Holdings Ltd.	1,240,646	0.2
228,413		Sibanye Gold Ltd	227,326	0.0
25,129		Spar Group Ltd.	429,955	0.1
164,730		Standard Bank Group Ltd.	3,043,955	0.4
397,398		Steinhoff International Holdings NV	110,773	0.0
32,035		Telkom SA Ltd.	143,853	0.0
21,489		Tiger Brands Ltd.	672,570	0.1
58,062		Truworths International Ltd.	529,290	0.1
78,556		Vodacom Group Pty Ltd.	1,015,696	0.1
127,979		Woolworths Holdings Ltd./South Africa	648,770	0.1
			47,214,588	6.4

		South Korea: 13.9%
4,177		Amorepacific Corp.	1,207,064	0.2
3,716		AMOREPACIFIC Group	479,525	0.1
1,082		BGF retail Co. Ltd.	154,803	0.0
33,837		BNK Financial Group, Inc.	339,844	0.1
4,407	(1)	Celltrion Healthcare Co. Ltd.	449,479	0.1
10,406	(1)	Celltrion, Inc.	3,112,919	0.4
8,219		Cheil Worldwide, Inc.	140,977	0.0
1,028		CJ CheilJedang Corp.	309,850	0.0
1,794		CJ Corp.	266,745	0.0
2,363		CJ E&M Corp.	205,230	0.0
943	(1)	CJ Logistics Corp.	122,274	0.0
3,505		Daelim Industrial Co., Ltd.	243,424	0.0
17,344	(1)	Daewoo Engineering & Construction Co., Ltd.	85,342	0.0
21,706		DGB Financial Group, Inc.	238,967	0.0
6,205		DB Insurance Co. Ltd	385,484	0.1
4,240		Dongsuh Cos, Inc.	104,011	0.0
7,166	(1)	Doosan Heavy Industries and Construction Co. Ltd.	107,520	0.0
3,998		Doosan Bobcat, Inc.	119,237	0.0
2,686		E-Mart, Inc.	685,847	0.1
2,379		Hyundai Glovis Co., Ltd.	407,713	0.1
6,231		GS Engineering & Construction Corp.	175,605	0.0
6,381		GS Holdings Corp.	371,052	0.1
3,642		GS Retail Co. Ltd.	105,381	0.0
38,144		Hana Financial Group, Inc.	1,643,898	0.2
9,438		Hankook Tire Co. Ltd.	467,132	0.1
815		Hanmi Pharm Co. Ltd.	399,100	0.1
1,640		Hanmi Science Co. Ltd.	146,592	0.0
24,004		Hanon Systems Corp.	261,568	0.0
1,418		Hanssem Co. Ltd.	200,412	0.0
13,330		Hanwha Chemical Corp.	373,003	0.1
5,788		Hanwha Corp.	215,202	0.0
33,587		Hanwha Life Insurance Co. Ltd.	198,040	0.0
4,904	(1)	Hanwha Techwin Co. Ltd	133,729	0.0
1,981		Lotte Chemical Corp.	811,587	0.1
4,055		Hotel Shilla Co. Ltd.	353,150	0.1
2,772		Hyosung Corp.	313,300	0.0
1,711		Hyundai Department Store Co. Ltd.	146,047	0.0
7,589		Hyundai Development Co-Engineering & Construction	271,552	0.0
10,002		Hyundai Engineering & Construction Co. Ltd.	403,414	0.1
4,665	(1)	Hyundai Heavy Industries Co. Ltd	609,429	0.1
8,705		Hyundai Mobis Co. Ltd.	2,079,364	0.3
19,824		Hyundai Motor Co.	2,676,368	0.4
10,100		Hyundai Steel Co.	490,644	0.1
2,263		Hyundai Wia Corp.	117,302	0.0
1,242	(1)	Hyundai Robotics Co. Ltd.	499,694	0.1
8,243		Hyundai Marine & Fire Insurance Co., Ltd.	305,736	0.0
32,008		Industrial Bank Of Korea	471,459	0.1
3,870	(2)	ING Life Insurance Korea Ltd.	163,472	0.0
5,843		Kakao Corp.	719,391	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
14,989		Kangwon Land, Inc.	$384,256	0.1
50,737		KB Financial Group, Inc.	2,942,605	0.4
745		KCC Corp.	232,547	0.0
2,988		KEPCO Plant Service & Engineering Co. Ltd.	127,774	0.0
34,424		Kia Motors Corp.	1,031,200	0.1
8,687	(1)	Korea Aerospace Industries Ltd.	409,603	0.1
33,209		Korea Electric Power Corp.	1,028,169	0.1
3,393	(1)	Korea Gas Corp.	155,223	0.0
5,180		Korea Investment Holdings Co., Ltd.	406,613	0.1
1,078		Korea Zinc Co., Ltd.	489,533	0.1
6,085		Korean Air Lines Co. Ltd.	188,304	0.0
3,610		KT Corp.	92,950	0.0
15,230		KT&G Corp.	1,432,607	0.2
2,311		Kumho Petrochemical Co. Ltd.	211,532	0.0
5,900		LG Chem Ltd.	2,153,673	0.3
12,347		LG Corp.	1,013,515	0.1
30,195		LG Display Co., Ltd.	735,423	0.1
13,753		LG Electronics, Inc.	1,418,987	0.2
1,219		LG Household & Health Care Ltd.	1,366,844	0.2
1,804		LG Innotek Co. Ltd.	212,119	0.0
3,669	(1)	Lotte Corp.	219,709	0.0
1,434		Lotte Shopping Co. Ltd.	316,444	0.1
531		Medy-Tox, Inc.	374,914	0.1
46,673		Mirae Asset Daewoo Co., Ltd.	409,035	0.1
3,578		NAVER Corp.	2,662,833	0.4
2,277		NCSoft Corp.	881,152	0.1
3,121	(2)	Netmarble Games Corp.	433,475	0.1
18,325		NH Investment & Securities Co., Ltd.	243,460	0.0
2,090		OCI Co. Ltd.	312,777	0.0
2,711		Orion Corp./Republic of Korea	327,223	0.1
141		Ottogi Corp.	94,272	0.0
28,525	(1)	Pan Ocean Co. Ltd.	142,569	0.0
9,453		POSCO	3,017,405	0.4
4,339		Posco Daewoo Corp.	94,306	0.0
2,135		S-1 Corp.	192,288	0.0
2,127	(1),(2)	Samsung Biologics Co. Ltd.	978,905	0.1
9,855		Samsung C&T Corp.	1,275,386	0.2
3,485		Samsung Card Co.	117,566	0.0
7,335		Samsung Electro-Mechanics Co. Ltd.	746,511	0.1
12,398		Samsung Electronics Co., Ltd.	28,967,633	4.0
33,445	(1)	Samsung Heavy Industries Co., Ltd.	248,995	0.0
9,043		Samsung Life Insurance Co. Ltd.	984,980	0.1
7,089		Samsung SDI Co., Ltd.	1,285,247	0.2
4,479		Samsung SDS Co. Ltd.	1,074,093	0.2
8,243		Samsung Securities Co. Ltd.	307,806	0.0
3,981		Samsung Fire & Marine Insurance Co. Ltd.	1,004,307	0.1
54,717		Shinhan Financial Group Co., Ltd.	2,334,188	0.3
955		Shinsegae, Inc.	313,771	0.1
6,897	(1)	SillaJen, Inc.	701,999	0.1
8,435		SK Innovation Co. Ltd.	1,676,530	0.2
4,106		SK Holdings Co. Ltd.	1,158,057	0.2
74,606		SK Hynix, Inc.	5,715,712	0.8
16,265		SK Networks Co. Ltd.	88,754	0.0
2,586		SK Telecom Co., Ltd.	560,740	0.1
5,831		S-Oil Corp.	660,264	0.1
6,706		Coway Co., Ltd.	552,385	0.1
57,855		Woori Bank	786,665	0.1
1,144		Yuhan Corp.	238,451	0.0
			101,823,162	13.9

		Taiwan: 11.4%
375,462		Acer, Inc.	315,921	0.0
870,486		Advanced Semiconductor Engineering, Inc.	1,270,005	0.2
43,694		Advantech Co. Ltd.	315,976	0.0
14,000		Airtac International Group	252,113	0.0
301,356		Asia Cement Corp.	292,691	0.0
294,000	(1)	Asia Pacific Telecom Co. Ltd.	92,417	0.0
93,000		Asustek Computer, Inc.	872,534	0.1
1,103,000		AU Optronics Corp.	511,397	0.1
84,000		Catcher Technology Co., Ltd.	1,055,872	0.1
1,034,611		Cathay Financial Holding Co., Ltd.	1,855,226	0.3
149,128		Chailease Holding Co. Ltd.	517,916	0.1
579,395		Chang Hwa Commercial Bank Ltd.	336,643	0.0
239,650		Cheng Shin Rubber Industry Co. Ltd.	391,421	0.1
72,370		Chicony Electronics Co. Ltd.	184,925	0.0
317,000	(1)	China Airlines Ltd.	116,612	0.0
1,714,000		China Development Financial Holding Corp.	610,039	0.1
302,347		China Life Insurance Co., Ltd.	315,380	0.0
1,665,535		China Steel Corp.	1,330,102	0.2
2,301,170		CTBC Financial Holding Co. Ltd.	1,662,797	0.2
491,000		Chunghwa Telecom Co., Ltd.	1,892,003	0.3
547,000		Compal Electronics, Inc.	375,592	0.1
253,703		Delta Electronics, Inc.	1,142,430	0.2
1,187,534		E.Sun Financial Holding Co., Ltd.	802,577	0.1
23,386		Eclat Textile Co. Ltd.	274,943	0.0
250,020		Eva Airways Corp.	128,948	0.0
244,047	(1)	Evergreen Marine Corp. Taiwan Ltd	127,448	0.0
402,685		Far Eastern New Century Corp.	365,303	0.1
202,000		Far EasTone Telecommunications Co., Ltd.	534,799	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
42,312		Feng TAY Enterprise Co., Ltd.	$193,932	0.0
1,203,151		First Financial Holding Co., Ltd.	839,155	0.1
380,600		Formosa Chemicals & Fibre Co.	1,437,064	0.2
170,000		Formosa Petrochemical Corp.	698,232	0.1
539,600		Formosa Plastics Corp.	1,921,824	0.3
84,000		Formosa Taffeta Co. Ltd.	93,141	0.0
112,849		Foxconn Technology Co., Ltd.	304,314	0.0
862,000		Fubon Financial Holding Co., Ltd.	1,493,417	0.2
20,000		General Interface Solution Holding Ltd.	123,596	0.0
40,000		Giant Manufacturing Co., Ltd.	212,132	0.0
28,000		Globalwafers Co. Ltd.	451,258	0.1
103,300		Highwealth Construction Corp.	160,289	0.0
28,122		Hiwin Technologies Corp.	406,154	0.1
1,988,463		HON HAI Precision Industry Co., Ltd.	6,201,959	0.9
36,000		Hotai Motor Co. Ltd.	360,909	0.1
87,000	(1)	HTC Corp.	199,955	0.0
926,856		Hua Nan Financial Holdings Co. Ltd.	558,849	0.1
1,148,439		Innolux Corp.	507,594	0.1
316,000		Inventec Co., Ltd.	252,688	0.0
13,000		Largan Precision Co. Ltd.	1,513,351	0.2
264,538		Lite-On Technology Corp.	372,108	0.1
232,000	(1)	Macronix International	397,478	0.1
191,820		MediaTek, Inc.	2,207,127	0.3
1,415,826		Mega Financial Holdings Co., Ltd.	1,224,514	0.2
84,000		Micro-Star International Co., Ltd.	285,250	0.0
620,890		Nan Ya Plastics Corp.	1,758,108	0.2
121,000		Nanya Technology Corp.	387,695	0.1
18,000		Nien Made Enterprise Co. Ltd.	174,184	0.0
75,000		Novatek Microelectronics Corp., Ltd.	342,918	0.1
251,000		Pegatron Corp.	631,744	0.1
19,000		Phison Electronics Corp.	199,337	0.0
269,000		Pou Chen Corp.	359,208	0.1
87,000		Powertech Technology, Inc.	274,265	0.0
75,000		President Chain Store Corp.	759,013	0.1
347,000		Quanta Computer, Inc.	705,255	0.1
60,760		Realtek Semiconductor Corp.	264,455	0.0
119,032	(1)	Ruentex Development Co. Ltd.	141,104	0.0
69,081		Ruentex Industries Ltd.	134,857	0.0
1,064,860		Shin Kong Financial Holding Co., Ltd.	408,112	0.1
266,000		Siliconware Precision Industries Co. Ltd.	464,992	0.1
1,301,642		SinoPac Financial Holdings Co., Ltd.	462,884	0.1
77,914		Standard Foods Corp.	183,342	0.0
181,800		Synnex Technology International Corp.	273,601	0.0
23,000	(1)	TaiMed Biologics, Inc.	192,328	0.0
1,220,451		Taishin Financial Holdings Co., Ltd.	602,765	0.1
487,083		Taiwan Business Bank	145,856	0.0
451,000		Taiwan Cement Corp.	568,940	0.1
1,020,049		Taiwan Cooperative Financial Holding Co. Ltd.	603,057	0.1
195,000		Taiwan High Speed Rail Corp.	149,840	0.0
213,000		Taiwan Mobile Co., Ltd.	798,354	0.1
3,150,000		Taiwan Semiconductor Manufacturing Co., Ltd.	26,681,133	3.7
238,000		Teco Electric and Machinery Co. Ltd.	198,102	0.0
622,209		Uni-President Enterprises Corp.	1,469,372	0.2
1,555,000		United Microelectronics Corp.	819,490	0.1
119,000		Vanguard International Semiconductor Corp.	260,503	0.0
43,000		Win Semiconductors Corp.	467,619	0.1
368,000		Winbond Electronics Corp.	250,781	0.0
328,530		Wistron Corp.	284,206	0.0
215,000		WPG Holdings Ltd.	279,931	0.0
26,000		Yageo Corp.	471,715	0.1
1,326,586		Yuanta Financial Holding Co., Ltd.	612,154	0.1
59,000		Zhen Ding Technology Holding Ltd.	142,573	0.0
			83,284,113	11.4

		Thailand: 2.3%
135,800		Advanced Info Service PCL	896,810	0.1
558,200		Airports of Thailand PCL	1,181,644	0.2
31,600		Bangkok Bank PCL - Foreign Reg	217,173	0.0
497,700		Bangkok Dusit Medical Services PCL	374,555	0.1
932,900		Bangkok Expressway & Metro PCL	215,276	0.0
279,600		Banpu PCL	178,132	0.0
149,400		Berli Jucker PCL	270,889	0.0
720,900		BTS Group Holdings PCL	191,349	0.0
46,000		Bumrungrad Hospital PCL	305,511	0.0
167,300		Central Pattana PCL	420,779	0.1
388,400		Charoen Pokphand Foods PCL	313,626	0.1
646,200		CP ALL PCL	1,806,323	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Thailand: (continued)
64,400		Delta Electronics Thailand PCL	$136,541	0.0
15,800		Electricity Generating PCL	115,832	0.0
149,700		Energy Absolute PCL	210,579	0.0
63,000		Glow Energy PCL	171,655	0.0
514,051		Home Product Center PCL	229,067	0.0
200,900		Indorama Ventures PCL	365,978	0.1
1,321,200		IRPC PCL	307,157	0.1
4,300		Kasikornbank PCL	29,262	0.0
229,300		Kasikornbank PCL - Foreign	1,566,178	0.2
37,100		KCE Electronics PCL	79,383	0.0
452,400		Krung Thai Bank PCL	275,794	0.0
273,900		Minor International PCL	333,738	0.1
180,900		PTT Exploration & Production PCL	667,085	0.1
283,700		PTT Global Chemical PCL	862,372	0.1
135,400		PTT PCL-Foreign	2,384,675	0.3
66,700		Robinson PCL	133,323	0.0
51,600		Siam Cement PCL	815,644	0.1
234,900		Siam Commercial Bank PCL	1,079,987	0.2
124,000		Thai Oil PCL	361,436	0.1
239,400		Thai Union Group PCL	143,318	0.0
1,677,700		TMB Bank PCL	135,562	0.0
1,288,090		True Corp. PCL	286,800	0.0
			17,063,433	2.3

		Turkey: 1.0%
290,904		Akbank Turk AS	707,344	0.1
27,685		Anadolu Efes Biracilik Ve Malt Sanayii AS	189,997	0.0
30,911		Arcelik A/S	140,539	0.0
25,097		Aselsan Elektronik Sanayi Ve Ticaret AS	195,549	0.0
27,108		BIM Birlesik Magazalar AS	491,564	0.1
10,467		Coca-Cola Icecek AS	95,695	0.0
245,122	(1)	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	157,700	0.0
184,819		Eregli Demir ve Celik Fabrikalari TAS	488,623	0.1
8,852		Ford Otomotiv Sanayi A/S	137,650	0.0
115,369		Haci Omer Sabanci Holding AS	307,313	0.1
93,971		KOC Holding AS	388,814	0.1
91,813		Petkim Petrokimya Holding	189,170	0.0
22,876		TAV Havalimanlari Holding AS	137,809	0.0
15,452		Tofas Turk Otomobil Fabrikasi AS	104,145	0.0
15,375		Tupras Turkiye Petrol Rafine	429,449	0.1
72,664	(1)	Turk Hava Yollari	359,349	0.1
63,974	(1)	Turk Telekomunikasyon AS	109,246	0.0
127,168		Turkcell Iletisim Hizmet AS	487,305	0.1
305,928		Turkiye Garanti Bankasi A/S	848,287	0.1
82,075		Turkiye Halk Bankasi AS	189,205	0.0
202,141		Turkiye Is Bankasi	367,143	0.1
100,340		Turk Sise Ve Cam Fabrikalari	132,021	0.0
99,154		Turkiye Vakiflar Bankasi Tao	164,191	0.0
21,418		Ulker Biskuvi Sanayi AS	119,451	0.0
110,106	(1)	Yapi Ve Kredi Bankasi	124,648	0.0
			7,062,207	1.0

		United Arab Emirates: 0.6%
271,541		Abu Dhabi Commercial Bank PJSC	488,938	0.1
416,250		Aldar Properties PJSC	241,661	0.0
226,502		DAMAC Properties Dubai Co. PJSC	184,381	0.0
21,035		DP World Ltd.	473,683	0.1
117,602		Dubai Investments PJSC	66,917	0.0
162,841		Dubai Islamic Bank PJSC	235,413	0.0
453,850	(1)	DXB Entertainments PJSC	60,218	0.0
244,467		Emaar Malls PJSC	143,097	0.0
461,913		Emaar Properties PJSC	729,393	0.1
227,107		Emirates Telecommunications Group Co. PJSC	1,091,311	0.2
178,092		First Abu Dhabi Bank PJSC	567,288	0.1
			4,282,300	0.6

	Total Common Stock
	(Cost $536,007,595)		683,372,911	93.5

PREFERRED STOCK: 3.7%
		Brazil: 2.7%
387,656		Banco Bradesco SA	4,640,435	0.6
22,100		Braskem SA	321,380	0.0
20,800		Cia Brasileira de Distribuicao	423,000	0.1
104,659		Cia Energetica de Minas Gerais	270,092	0.0
30,500		Centrais Eletricas Brasileiras SA	222,367	0.0
127,000		Gerdau SA	598,561	0.1
412,750		Itau Unibanco Holding S.A.	6,456,075	0.9
513,069		Investimentos Itau SA	2,161,714	0.3
92,860		Lojas Americanas SA	525,976	0.1
501,000	(1)	Petroleo Brasileiro SA	3,249,000	0.5
58,300		Telefonica Brasil SA	895,130	0.1
			19,763,730	2.7

		Chile: 0.1%
36,357		Embotelladora Andina SA	178,419	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Chile: (continued)
12,384	Sociedad Quimica y Minera de Chile SA	$602,836	0.1
		781,255	0.1

	Colombia: 0.1%
463,930	Grupo Aval Acciones y Valores	193,438	0.0
15,384	Grupo de Inversiones Suramericana SA	196,013	0.1
		389,451	0.1

	Russia: 0.1%
876,923	Surgutneftegas OAO	453,526	0.1
72	Transneft PJSC	222,236	0.0
		675,762	0.1

	South Korea: 0.7%
1,127	Amorepacific Corp.	169,708	0.0
2,696	Hyundai Motor Co.	218,707	0.0
4,700	Hyundai Motor Co.- Series 2	412,721	0.1
258	LG Household & Health Care Ltd.	169,919	0.0
886	LG Chem Ltd.	180,355	0.0
2,217	Samsung Electronics Co., Ltd.	4,263,143	0.6
		5,414,553	0.7

	Total Preferred Stock
	(Cost $19,494,268)	27,024,751	3.7

RIGHTS: 0.0%
	South Korea: 0.0%
17,634	(1) Samsung Heavy Industries Co. Ltd.	34,328	0.0

	Taiwan: –%
39,783	(1) Fubon Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $–)	34,328	0.0

	Total Long-Term Investments
	(Cost $555,501,863)	710,431,990	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateral(5): 1.5%
557,182	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $557,290, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $568,354, due 04/19/18-09/09/49)	557,182	0.1
2,649,598	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,650,121, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,702,590, due 03/31/18-02/20/68)	2,649,598	0.4
2,649,598	National Bank Financial, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $2,650,109, collateralized by various U.S. Government Securities, 0.125%-3.500%, Market Value plus accrued interest $2,702,726, due 04/02/18-09/09/49)	2,649,598	0.3
2,649,598	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $2,650,126, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,702,590, due 04/02/18-02/20/68)	2,649,598	0.3
2,649,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,650,210, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,712,071, due 04/15/19-02/15/47)	2,649,600	0.4
		11,155,576	1.5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
12,531,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $12,531,000)	$12,531,000	1.7

	Total Short-Term Investments
	(Cost $23,686,576)	23,686,576	3.2

	Total Investments in Securities (Cost $579,188,439)	$734,118,566	100.4
	Liabilities in Excess of Other Assets	(2,714,769)	(0.4)
	Net Assets	$731,403,797	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Information Technology	27.4%
Financials	23.1
Consumer Discretionary	9.2
Energy	7.5
Materials	7.0
Consumer Staples	6.5
Telecommunication Services	4.4
Industrials	4.4
Health Care	2.8
Real Estate	2.7
Utilities	2.2
Rights	0.0
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Brazil	$33,408,316	$–	$–	$33,408,316

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Chile	$7,895,650	$–	$–	$7,895,650
China	55,293,407	158,122,906	–	213,416,313
Colombia	2,573,349	–	–	2,573,349
Czech Republic	610,111	685,003	–	1,295,114
Egypt	934,560	–	–	934,560
Greece	84,763	2,113,276	–	2,198,039
Hungary	–	2,289,831	–	2,289,831
India	2,782,911	54,736,325	–	57,519,236
Indonesia	–	14,522,249	–	14,522,249
Malaysia	748,452	16,935,285	–	17,683,737
Mexico	21,198,670	–	–	21,198,670
Pakistan	474,717	117,009	–	591,726
Peru	2,361,694	–	–	2,361,694
Philippines	386,954	6,609,102	–	6,996,056
Poland	–	8,518,167	–	8,518,167
Qatar	1,271,243	2,527,235	–	3,798,478
Romania	–	472,688	–	472,688
Russia	2,145,220	22,824,015	–	24,969,235
South Africa	8,384,276	38,830,312	–	47,214,588
South Korea	899,476	100,923,686	–	101,823,162
Taiwan	–	83,284,113	–	83,284,113
Thailand	504,975	16,558,458	–	17,063,433
Turkey	137,650	6,924,557	–	7,062,207
United Arab Emirates	3,017,800	1,264,500	–	4,282,300
Total Common Stock	145,114,194	538,258,717	–	683,372,911
Preferred Stock	21,104,355	5,920,396	–	27,024,751
Rights	34,328	–	–	34,328
Short-Term Investments	12,531,000	11,155,576	–	23,686,576
Total Investments, at fair value	$178,783,877	$555,334,689	$–	$734,118,566
Other Financial Instruments+
Forward Foreign Currency Contracts	–	142	–	142
Total Assets	$178,783,877	$555,334,831	$–	$734,118,708
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,904)	$–	$(1,904)
Futures	(451,748)	–	–	(451,748)
Total Liabilities	$(451,748)	$(1,904)	$–	$(453,652)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $84,419,835 and $7,237,672 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 3,130,000	USD 266,253	JPMorgan Chase Bank N.A.	04/04/18	$(1,904)
USD 63,471	INR 4,130,396	The Bank of New York Mellon	04/03/18	142
				$(1,762)

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	357	06/15/18	$21,202,230	$(451,748)
			$21,202,230	$(451,748)

Currency Abbreviations
INR	-	Indian Rupee
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$142
Total Asset Derivatives		$142

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,904
Equity contracts	Futures contracts	451,748
Total Liability Derivatives		$453,652

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	JPMorgan Chase Bank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$-	$142	$142
Total Assets	$-	$142	$142

Liabilities:
Forward foreign currency contracts	$1,904	$-	$1,904
Total Liabilities	$1,904	$-	$1,904

Net OTC derivative instruments by counterparty, at fair value	$(1,904)	$142	$(1,762)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,904)	$142	$(1,762)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $617,743,083.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$182,941,571
Gross Unrealized Depreciation	(66,622,304)

Net Unrealized Appreciation	$116,319,267

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.5%
	Belgium: 2.7%
94,248	Anheuser-Busch InBev SA/NV	$10,362,274	2.7

	Finland: 1.1%
715,957	Nokia OYJ - Finland	3,953,603	1.1

	France: 33.0%
54,441	Air Liquide SA	6,680,878	1.8
264,651	AXA S.A.	7,035,228	1.9
146,422	BNP Paribas	10,858,771	2.9
70,347	Cie de Saint-Gobain	3,714,679	1.0
80,888	Danone	6,558,590	1.7
234,893	Engie SA	3,922,363	1.0
27,847	Essilor International Cie Generale d'Optique SA	3,756,582	1.0
31,072	L'Oreal S.A.	7,017,887	1.8
34,314	LVMH Moet Hennessy Louis Vuitton SE	10,574,666	2.8
260,367	Orange SA	4,425,683	1.2
45,577	Safran S.A.	4,837,077	1.3
145,383	Sanofi	11,665,557	3.1
71,047	Schneider Electric SE	6,256,503	1.6
102,659	Societe Generale	5,575,456	1.5
322,285	(1) Total SA	18,473,294	4.9
12,690	Unibail-Rodamco SE	2,898,698	0.8
70,626	Vinci SA	6,956,322	1.8
130,874	Vivendi SA	3,394,197	0.9
		124,602,431	33.0

	Germany: 29.9%
23,177	Adidas AG	5,638,910	1.5
55,947	Allianz SE	12,647,235	3.4
116,721	BASF SE	11,837,547	3.1
105,089	Bayer AG	11,847,089	3.1
40,852	Bayerische Motoren Werke AG	4,443,467	1.2
126,656	Daimler AG	10,791,107	2.9
239,271	Deutsche Bank AG	3,337,945	0.9
123,951	Deutsche Post AG	5,428,975	1.4
412,125	Deutsche Telekom AG	6,742,662	1.8
279,777	E.ON AG	3,108,911	0.8
52,115	Fresenius SE & Co. KGaA	3,984,968	1.1
19,701	Muenchener Rueckversicherungs-Gesellschaft AG	4,581,304	1.2
137,541	SAP SE	14,439,325	3.8
108,019	Siemens AG	13,782,949	3.7
		112,612,394	29.9

	Ireland: 1.0%
106,617	CRH PLC	3,611,327	1.0

	Italy: 4.9%
987,204	Enel S.p.A.	6,040,918	1.6
322,774	ENI S.p.A.	5,685,754	1.5
1,850,730	Intesa Sanpaolo SpA	6,738,524	1.8
		18,465,196	4.9

	Netherlands: 12.4%
72,445	Airbus SE	8,386,077	2.2
54,831	ASML Holding NV	10,872,649	2.9
493,807	ING Groep NV	8,333,104	2.2
119,552	Koninklijke Philips NV	4,577,891	1.2
150,459	(1) Koninklijke Ahold Delhaize NV	3,565,269	0.9
198,579	Unilever NV	11,208,891	3.0
		46,943,881	12.4

	Spain: 9.5%
847,356	Banco Bilbao Vizcaya Argentaria SA	6,710,703	1.8
2,050,201	Banco Santander SA	13,419,355	3.5
748,063	Iberdrola S.A.	5,500,807	1.5
141,237	Industria de Diseno Textil SA	4,440,305	1.2
584,287	Telefonica S.A.	5,788,453	1.5
		35,859,623	9.5

	Total Common Stock
	(Cost $296,462,916)	356,410,729	94.5

PREFERRED STOCK: 1.2%
	Germany: 1.2%
23,265	Volkswagen AG	4,637,044	1.2

	Total Preferred Stock
	(Cost $3,121,466)	4,637,044	1.2

	Total Long-Term Investments
	(Cost $299,584,382)	361,047,773	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateral(2): 3.8%
713,805	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $713,943, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $728,117, due 04/19/18-09/09/49)	713,805	0.2
3,393,915	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $3,394,584, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,461,794, due 03/31/18-02/20/68)	3,393,915	0.9

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
3,393,915	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $3,394,651, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,461,793, due 11/15/42-05/15/43)	$3,393,915	0.9
3,393,915	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $3,394,551, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,461,794, due 06/30/19-09/09/49)	3,393,915	0.9
3,393,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $3,394,681, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,473,919, due 04/15/19-02/15/47)	3,393,900	0.9
		14,289,450	3.8

	Total Short-Term Investments
	(Cost $14,289,450)	14,289,450	3.8

	Total Investments in Securities (Cost $313,873,832)	$375,337,223	99.5
	Assets in Excess of Other Liabilities	1,888,595	0.5
	Net Assets	$377,225,818	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	21.1%
Industrials	13.0
Consumer Discretionary	11.7
Consumer Staples	10.1
Health Care	9.5
Information Technology	7.8
Energy	6.4
Materials	5.9
Utilities	4.9
Telecommunication Services	4.5
Real Estate	0.8
Short-Term Investments	3.8
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$10,362,274	$–	$10,362,274
Finland	–	3,953,603	–	3,953,603
France	–	124,602,431	–	124,602,431
Germany	–	112,612,394	–	112,612,394
Ireland	–	3,611,327	–	3,611,327
Italy	–	18,465,196	–	18,465,196
Netherlands	–	46,943,881	–	46,943,881
Spain	–	35,859,623	–	35,859,623
Total Common Stock	–	356,410,729	–	356,410,729
Preferred Stock	–	4,637,044	–	4,637,044
Short-Term Investments	–	14,289,450	–	14,289,450
Total Investments, at fair value	$–	$375,337,223	$–	$375,337,223
Other Financial Instruments+
Forward Foreign Currency Contracts	–	6,418	–	6,418
Total Assets	$–	$375,343,641	$–	$375,343,641
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(17,312)	$–	$(17,312)
Futures	(46,306)	–	–	(46,306)
Total Liabilities	$(46,306)	$(17,312)	$–	$(63,618)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	869,173	EUR 700,000	Citibank N.A.	06/20/18	$2,779
USD	746,262	EUR 600,000	Societe Generale	06/20/18	3,639
EUR	2,900,000	USD 3,606,658	Societe Generale	06/20/18	(17,312)
					$(10,894)

At March 31, 2018, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	377	06/15/18	$15,219,906	$(46,306)
			$15,219,906	$(46,306)

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$6,418
Total Asset Derivatives		$6,418

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$17,312
Equity contracts	Futures contracts	46,306
Total Liability Derivatives		$63,618

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Citibank N.A.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$2,779	$3,639	$6,418
Total Assets	$2,779	$3,639	$6,418

Liabilities:
Forward foreign currency contracts	$-	$17,312	$17,312
Total Liabilities	$-	$17,312	$17,312

Net OTC derivative instruments by counterparty, at fair value	$2,779	$(13,673)	$(10,894)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$2,779	$(13,673)	$(10,894)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $326,008,589.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$66,834,891
Gross Unrealized Depreciation	(17,038,635)

Net Unrealized Appreciation	$49,796,256

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Germany: 0.3%
42,376		TUI AG	$908,692	0.3

		Ireland: 1.0%
8,664		DCC PLC	798,274	0.3
8,050		Paddy Power Betfair PLC	824,633	0.3
23,100		Smurfit Kappa Group PLC	934,824	0.4
			2,557,731	1.0

		Mexico: 0.1%
17,972		Fresnillo PLC	320,905	0.1

		Netherlands: 10.1%
448,383		Royal Dutch Shell PLC - Class A	14,186,144	5.5
365,327		Royal Dutch Shell PLC - Class B	11,755,625	4.6
			25,941,769	10.1

		Switzerland: 3.2%
19,000		Coca-Cola HBC AG	703,125	0.3
24,259		Ferguson PLC	1,824,512	0.7
1,135,682		Glencore PLC	5,643,453	2.2
			8,171,090	3.2

		United Arab Emirates: 0.3%
38,116	(1)	Mediclinic International PLC	321,589	0.1
7,953		NMC Health PLC	379,237	0.2
			700,826	0.3

		United Kingdom: 81.2%
92,796		3i Group PLC	1,120,032	0.4
19,621		Admiral Group PLC	507,837	0.2
96,201		Anglo American PLC	2,240,965	0.9
33,733		Antofagasta PLC	436,128	0.2
48,423		Ashtead Group PLC	1,320,334	0.5
33,882		Associated British Foods PLC	1,184,564	0.5
123,434		AstraZeneca PLC	8,484,986	3.3
389,868		Aviva PLC	2,720,917	1.1
310,157		BAE Systems PLC	2,537,604	1.0
1,654,707		Barclays PLC	4,835,219	1.9
97,544		Barratt Developments PLC	725,854	0.3
12,250		Berkeley Group Holdings PLC	651,203	0.3
202,589		BHP Billiton PLC	4,003,801	1.6
1,877,799		BP PLC	12,665,920	4.9
222,859		British American Tobacco PLC	12,882,752	5.0
95,906		British Land Co. PLC	864,528	0.3
816,154		BT Group PLC	2,605,003	1.0
32,695		Bunzl PLC	961,438	0.4
40,418		Burberry Group PLC	963,421	0.4
17,089		Carnival PLC	1,099,905	0.4
544,918		Centrica PLC	1,087,145	0.4
153,938		Compass Group PLC	3,143,245	1.2
81,463		CRH PLC - London	2,753,748	1.1
12,360		Croda International PLC	794,021	0.3
236,318		Diageo PLC	7,992,188	3.1
134,127		Direct Line Insurance Group PLC	718,183	0.3
96,704		DS Smith PLC	639,028	0.3
24,097		easyJet PLC	543,191	0.2
47,243		Evraz PLC	288,086	0.1
89,281		Experian PLC	1,930,847	0.8
150,864		G4S PLC	525,067	0.2
167,219		GKN PLC	1,083,887	0.4
470,965		GlaxoSmithKline PLC	9,146,609	3.5
36,877		Halma PLC	610,433	0.2
25,609		Hargreaves Lansdown PLC	587,818	0.2
1,955,351		HSBC Holdings PLC	18,362,100	7.1
93,034		Imperial Brands PLC	3,167,754	1.2
79,998		Informa PLC	806,070	0.3
18,504		InterContinental Hotels Group PLC	1,108,620	0.4
159,881		International Consolidated Airlines Group SA	1,379,985	0.5
15,726		Intertek Group PLC	1,029,393	0.4
363,100		ITV PLC	735,011	0.3
156,976		J Sainsbury PLC	526,572	0.2
18,510		Johnson Matthey PLC	789,657	0.3
55,927	(2)	Just Eat PLC	547,657	0.2
211,319		Kingfisher PLC	866,892	0.3
69,435		Land Securities Group PLC	913,551	0.4
576,431		Legal & General Group PLC	2,088,551	0.8
6,953,244		Lloyds Banking Group Plc	6,324,842	2.5
30,475		London Stock Exchange Group PLC	1,764,582	0.7
158,380		Marks & Spencer Group PLC	601,598	0.2
41,701		Micro Focus International PLC	582,295	0.2
35,716		Mondi PLC	959,976	0.4
330,331		National Grid PLC	3,718,357	1.4
13,353		Next PLC	892,633	0.3
463,057		Old Mutual PLC	1,558,135	0.6
76,449		Pearson PLC	805,993	0.3
29,926		Persimmon PLC	1,062,138	0.4
251,963		Prudential PLC	6,296,208	2.4
9,087		Randgold Resources Ltd.	754,910	0.3
60,661		Reckitt Benckiser Group PLC	5,120,249	2.0
102,246		Relx PLC	2,100,316	0.8
179,198		Rentokil Initial PLC	682,923	0.3
113,552		Rio Tinto PLC	5,762,075	2.2
160,042		Rolls-Royce Holdings PLC	1,956,689	0.8
314,074	(2)	Royal Bank of Scotland Group PLC	1,142,543	0.4
89,310		Royal Mail PLC	677,842	0.3
99,275		RSA Insurance Group PLC	878,925	0.3
105,382		Sage Group PLC/The	946,901	0.4

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
10,882	Schroders PLC	$488,255	0.2
99,468	SSE PLC	1,784,386	0.7
97,169	Segro PLC	820,049	0.3
23,009	Severn Trent PLC	595,669	0.2
86,736	Shire PLC	4,316,826	1.7
100,702	Sky PLC	1,833,989	0.7
85,301	Smith & Nephew PLC	1,595,722	0.6
38,558	Smiths Group PLC	820,179	0.3
50,777	St. James's Place PLC	774,138	0.3
262,595	Standard Chartered PLC	2,631,816	1.0
264,065	Standard Life Aberdeen PLC	1,332,913	0.5
316,494	Taylor Wimpey PLC	819,939	0.3
934,345	Tesco PLC	2,704,183	1.1
112,602	Unilever PLC	6,245,180	2.4
66,493	United Utilities Group PLC	667,768	0.3
2,596,658	Vodafone Group PLC	7,104,521	2.8
17,855	Whitbread PLC	926,798	0.4
209,964	WM Morrison Supermarkets PLC	629,968	0.2
119,307	WPP PLC	1,895,979	0.7
		209,556,128	81.2

	Total Common Stock
	(Cost $230,911,083)	248,157,141	96.2

CLOSED-END FUNDS: 0.3%
	United Kingdom: 0.3%
136,067	Scottish Mortgage Investment Trust PLC	845,434	0.3

	Total Closed-End Funds
	(Cost $618,485)	845,434	0.3

	Total Long-Term Investments
	(Cost $231,529,568)	249,002,575	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Securities Lending Collateral(3): 0.1%
324,924	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $324,985, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $331,423, due 06/30/19-09/09/49)
	(Cost $324,924)	324,924	0.1

	Total Short-Term Investments
	(Cost $324,924)	324,924	0.1

	Total Investments in Securities (Cost $231,854,492)	$249,327,499	96.6
	Assets in Excess of Other Liabilities	8,660,532	3.4
	Net Assets	$257,988,031	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	20.9%
Consumer Staples	16.0
Energy	15.0
Materials	10.4
Health Care	9.4
Consumer Discretionary	8.2
Industrials	7.5
Telecommunication Services	3.8
Utilities	3.0
Real Estate	1.0
Information Technology	1.0
Closed-End Funds	0.3
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	3.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Germany	$–	$908,692	$–	$908,692

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Ireland	$–	$2,557,731	$–	$2,557,731
Mexico	–	320,905	–	320,905
Netherlands	–	25,941,769	–	25,941,769
Switzerland	–	8,171,090	–	8,171,090
United Arab Emirates	–	700,826	–	700,826
United Kingdom	1,087,145	208,468,983	–	209,556,128
Total Common Stock	1,087,145	247,069,996	–	248,157,141
Closed-End Funds	–	845,434	–	845,434
Short-Term Investments	–	324,924	–	324,924
Total Investments, at fair value	$1,087,145	$248,240,354	$–	$249,327,499
Other Financial Instruments+
Forward Foreign Currency Contracts	–	2,456	–	2,456
Total Assets	$1,087,145	$248,242,810	$–	$249,329,955
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(2,739)	$–	$(2,739)
Futures	(33,023)	–	–	(33,023)
Total Liabilities	$(33,023)	$(2,739)	$–	$(35,762)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $18,357,057 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 283,989	GBP 200,000	Societe Generale	06/20/18	$2,456
GBP 1,380,000	USD 1,945,319	Societe Generale	06/20/18	(2,739)
				$(283)

At March 31, 2018, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	92	06/15/18	$9,026,909	$(33,023)
			$9,026,909	$(33,023)

Currency Abbreviations
GBP	-	British Pound
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,456
Total Asset Derivatives		$2,456

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$2,739
Equity contracts	Futures contracts	33,023
Total Liability Derivatives		$35,762

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

Societe Generale
Assets:
Forward foreign currency contracts	$2,456
Total Assets	$2,456

Liabilities:
Forward foreign currency contracts	$2,739
Total Liabilities	$2,739

Net OTC derivative instruments by counterparty, at fair value	$(283)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(283)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $241,171,915.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,518,545
Gross Unrealized Depreciation	(23,323,608)

Net Unrealized Appreciation	$9,194,937

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.6%
		Australia: 1.7%
128,672	(1)	BHP Billiton Ltd. ADR	$5,716,897	0.8
660,253		Challenger Ltd.	5,913,106	0.9
			11,630,003	1.7

		Canada: 1.2%
260,148		Canadian Natural Resources Ltd.	8,186,858	1.2

		China: 3.2%
21,098	(2)	Alibaba Group Holding Ltd. ADR	3,872,327	0.6
871,469		China Mobile Ltd.	7,987,357	1.2
465,000		Ping An Insurance Group Co. of China Ltd.	4,794,465	0.7
82,100		Tencent Holdings Ltd.	4,407,093	0.7
			21,061,242	3.2

		Denmark: 0.7%
2,967		AP Moller - Maersk A/S - Class B	4,630,239	0.7

		France: 6.5%
25,222		LVMH Moet Hennessy Louis Vuitton SE	7,772,753	1.2
1,304,724	(2)	Natixis SA	10,705,668	1.6
520,585		Orange SA	8,848,834	1.3
64,498		Renault S.A.	7,826,699	1.2
147,989		Societe Generale	8,037,348	1.2
			43,191,302	6.5

		Germany: 3.3%
74,697		BASF SE	7,575,580	1.1
140,479		Deutsche Wohnen SE	6,554,751	1.0
63,917		Siemens AG	8,155,646	1.2
			22,285,977	3.3

		India: 0.9%
1,225,271		Yes Bank Ltd.	5,786,123	0.9

		Ireland: 1.3%
109,345		Medtronic PLC	8,771,656	1.3

		Italy: 0.9%
1,553,575		Intesa Sanpaolo SpA	5,656,580	0.9

		Japan: 6.5%
98,200		Chugai Pharmaceutical Co., Ltd.	4,985,449	0.7
264,125		LIXIL Group Corp.	5,859,003	0.9
312,015		Mitsubishi Corp.	8,399,151	1.3
161,100		Sompo Holdings, Inc.	6,491,210	1.0
507,746		Panasonic Corp.	7,291,483	1.1
55,900		Rohm Co., Ltd.	5,306,075	0.8
48,300		Shin-Etsu Chemical Co., Ltd.	5,038,133	0.7
			43,370,504	6.5

		Netherlands: 2.2%
228,709		Royal Dutch Shell PLC - Class A ADR	14,593,921	2.2

		Spain: 0.7%
194,770		Gas Natural SDG S.A.	4,648,789	0.7

		Sweden: 1.1%
387,033	(1)	Volvo AB - B Shares	7,084,397	1.1

		Switzerland: 3.8%
128,910		Nestle SA	10,189,243	1.5
94,951		Novartis AG	7,679,720	1.2
33,274		Roche Holding AG	7,632,960	1.1
			25,501,923	3.8

		Taiwan: 1.6%
236,281		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,339,657	1.6

		United Kingdom: 4.4%
122,156		AstraZeneca PLC	8,397,136	1.3
105,018		British American Tobacco PLC	6,070,748	0.9
236,212		Diageo PLC	7,988,603	1.2
273,622		Prudential PLC	6,837,437	1.0
			29,293,924	4.4

		United States: 52.6%
7,151	(2)	Alphabet, Inc. - Class A	7,416,588	1.1
14,260	(2)	Amazon.com, Inc.	20,639,068	3.1
134,074		Apple, Inc.	22,494,936	3.4
92,918		CBS Corp. - Class B	4,775,056	0.7
153,375		Cisco Systems, Inc.	6,578,254	1.0
224,197		Coca-Cola Co.	9,736,876	1.5
70,224		Deere & Co.	10,907,192	1.6
76,758		Discover Financial Services	5,521,203	0.8
141,023		DowDuPont, Inc.	8,984,575	1.4
123,608		Exxon Mobil Corp.	9,222,393	1.4
37,184	(2)	Facebook, Inc.	5,941,631	0.9
55,139		General Dynamics Corp.	12,180,205	1.8
183,669		Hartford Financial Services Group, Inc.	9,462,627	1.4
45,991		Hubbell, Inc.	5,600,784	0.8
133,580		Intel Corp.	6,956,846	1.1
156,015		Intercontinental Exchange, Inc.	11,314,208	1.7
94,204		Johnson & Johnson	12,072,243	1.8
156,448		JPMorgan Chase & Co.	17,204,587	2.6
346,510		Keycorp	6,774,270	1.0
45,623		Kraft Heinz Co.	2,841,857	0.4
29,844		Lam Research Corp.	6,063,107	0.9
181,366		Lazard Ltd.	9,532,597	1.4
65,430		Lowe's Cos, Inc.	5,741,482	0.9
47,973		McDonald's Corp.	7,502,018	1.1
120,236		Merck & Co., Inc.	6,549,255	1.0
73,195		Microchip Technology, Inc.	6,687,095	1.0
229,287		Microsoft Corp.	20,927,024	3.2
72,817		Mid-America Apartment Communities, Inc.	6,643,823	1.0
110,408		NetApp, Inc.	6,811,069	1.0
75,185		NextEra Energy, Inc.	12,279,966	1.9
104,277		Nucor Corp.	6,370,282	1.0

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
73,504	Occidental Petroleum Corp.	$4,774,820	0.7
65,326	Oracle Corp.	2,988,664	0.5
95,267	Philip Morris International, Inc.	9,469,540	1.4
56,138	PNC Financial Services Group, Inc.	8,490,311	1.3
142,798	Tapestry, Inc.	7,512,603	1.1
108,463	Timken Co.	4,945,913	0.7
62,721	UnitedHealth Group, Inc.	13,422,294	2.0
31,088	Vail Resorts, Inc.	6,892,210	1.0
		350,229,472	52.6

	Total Common Stock
	(Cost $523,519,722)	616,262,567	92.6

EXCHANGE-TRADED FUNDS: 1.1%
125,742	iShares MSCI Japan ETF	7,630,025	1.1

	Total Exchange-Traded Funds
	(Cost $7,720,875)	7,630,025	1.1

PREFERRED STOCK: 0.6%
	Germany: 0.6%
21,752	Volkswagen AG	4,335,481	0.6

	Total Preferred Stock
	(Cost $4,459,363)	4,335,481	0.6

	Total Long-Term Investments
	(Cost $535,699,960)	628,228,073	94.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateral(3): 1.9%
635,070	BNP Paribas S.A., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $635,195, collateralized by various U.S. Government Securities, 0.000%-2.375%, Market Value plus accrued interest $647,771, due 02/15/23-09/09/49)	635,070	0.1
3,020,371	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $3,020,970, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,080,778, due 04/30/18-12/01/51)	3,020,371	0.5
3,020,371	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.84%, due 04/02/18 (Repurchase Amount $3,020,980, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $3,080,801, due 03/01/37-06/15/60)	3,020,371	0.4
3,020,371	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $3,020,973, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,080,778, due 04/02/18-02/20/68)	3,020,371	0.4
3,020,400	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $3,021,095, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,091,613, due 04/15/19-02/15/47)	3,020,400	0.5
		12,716,583	1.9

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.8%
31,628,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $31,628,000)	$31,628,000	4.8

	Total Short-Term Investments
	(Cost $44,344,583)	44,344,583	6.7

	Total Investments in Securities (Cost $580,044,543)	$672,572,656	101.0
	Liabilities in Excess of Other Assets	(6,837,506)	(1.0)
	Net Assets	$665,735,150	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.4%
Information Technology	17.8
Consumer Discretionary	12.0
Health Care	10.4
Industrials	10.1
Consumer Staples	6.9
Energy	5.5
Materials	5.0
Utilities	2.6
Telecommunication Services	2.5
Real Estate	2.0
Exchange-Traded Funds	1.1
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$5,716,897	$5,913,106	$–	$11,630,003
Canada	8,186,858	–	–	8,186,858
China	3,872,327	17,188,915	–	21,061,242
Denmark	–	4,630,239	–	4,630,239
France	–	43,191,302	–	43,191,302
Germany	–	22,285,977	–	22,285,977
India	–	5,786,123	–	5,786,123
Ireland	8,771,656	–	–	8,771,656
Italy	–	5,656,580	–	5,656,580

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Japan	$–	$43,370,504	$–	$43,370,504
Netherlands	14,593,921	–	–	14,593,921
Spain	–	4,648,789	–	4,648,789
Sweden	–	7,084,397	–	7,084,397
Switzerland	–	25,501,923	–	25,501,923
Taiwan	10,339,657	–	–	10,339,657
United Kingdom	–	29,293,924	–	29,293,924
United States	350,229,472	–	–	350,229,472
Total Common Stock	401,710,788	214,551,779	–	616,262,567
Exchange-Traded Funds	7,630,025	–	–	7,630,025
Preferred Stock	–	4,335,481	–	4,335,481
Short-Term Investments	31,628,000	12,716,583	–	44,344,583
Total Investments, at fair value	$440,968,813	$231,603,843	$–	$672,572,656
Liabilities Table
Other Financial Instruments+
Futures	$(900,268)	$–	$–	$(900,268)
Total Liabilities	$(900,268)	$–	$–	$(900,268)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Global Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	418	06/15/18	$24,825,020	$(790,814)
S&P 500 E-Mini	15	06/15/18	1,982,250	(109,454)
			$26,807,270	$(900,268)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$900,268
Total Liability Derivatives		$900,268

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $583,069,192.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$108,361,830
Gross Unrealized Depreciation	(17,299,126)

Net Unrealized Appreciation	$91,062,704

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	China: 55.4%
42,000	AAC Technologies Holdings, Inc.	$769,632	1.1
4,556,746	Bank of China Ltd.	2,489,166	3.5
502,451	Bank of Communications Co., Ltd.	397,233	0.6
212,129	BOC Hong Kong Holdings Ltd.	1,040,658	1.5
5,516,107	China Construction Bank	5,761,597	8.1
426,911	China Life Insurance Co., Ltd.	1,193,554	1.7
158,000	China Mengniu Dairy Co., Ltd.	545,270	0.8
83,964	China Merchants Port Holdings Co. Ltd	186,574	0.3
352,101	China Mobile Ltd.	3,227,145	4.5
218,991	China Overseas Land & Investment Ltd.	767,955	1.1
1,464,438	China Petroleum & Chemical Corp.	1,299,078	1.8
158,444	China Resources Land Ltd.	582,228	0.8
109,654	China Resources Power Holdings Co.	201,044	0.3
194,841	China Shenhua Energy Co., Ltd.	488,998	0.7
439,110	(1) China Unicom Hong Kong Ltd.	561,754	0.8
333,811	CITIC Ltd.	470,059	0.7
1,024,714	CNOOC Ltd.	1,517,283	2.1
427,000	Country Garden Holdings Co. Ltd.	891,495	1.2
309,000	Geely Automobile Holdings Ltd.	905,444	1.3
41,500	Hengan International Group Co., Ltd.	386,872	0.5
4,231,340	Industrial & Commercial Bank of China	3,687,554	5.2
414,000	Lenovo Group Ltd.	212,933	0.3
1,210,604	PetroChina Co., Ltd.	840,907	1.2
298,932	Ping An Insurance Group Co. of China Ltd.	3,082,192	4.3
40,900	Sunny Optical Technology Group Co. Ltd.	767,460	1.1
125,375	Tencent Holdings Ltd.	6,730,076	9.5
358,000	Want Want China Holdings Ltd.	288,016	0.4
		39,292,177	55.4

	Hong Kong: 31.8%
692,600	AIA Group Ltd.	5,920,815	8.3
87,184	Bank of East Asia Ltd.	349,337	0.5
148,536	CK Asset Holdings Ltd.	1,253,506	1.8
155,036	CK Hutchison Holdings Ltd.	1,862,800	2.6
38,000	CK Infrastructure Holdings Ltd.	311,459	0.4
108,931	CLP Holdings Ltd.	1,110,661	1.6
136,000	Galaxy Entertainment Group Ltd.	1,248,302	1.8
115,706	Hang Lung Properties Ltd.	271,565	0.4
43,843	Hang Seng Bank Ltd.	1,018,674	1.4
69,107	Henderson Land Development Co., Ltd.	453,140	0.6
481,268	Hong Kong & China Gas	991,778	1.4
67,541	Hong Kong Exchanges and Clearing Ltd.	2,224,602	3.1
79,822	Power Assets Holdings Ltd.	713,081	1.0
125,500	Link REIT	1,075,751	1.5
103,143	MTR Corp.	556,782	0.8
338,100	New World Development Ltd.	481,879	0.7
167,265	Sino Land Co.	271,112	0.4
74,555	Sun Hung Kai Properties Ltd.	1,183,409	1.7
28,591	Swire Pacific Ltd.	289,529	0.4
504,500	(2) WH Group Ltd.	540,565	0.8
69,637	(1) Wharf Real Estate Investment Co. Ltd.	455,174	0.6
		22,583,921	31.8

	Macau: 1.1%
138,800	Sands China Ltd.	754,286	1.1

	United Kingdom: 9.5%
711,628	HSBC Holdings PLC (HKD)	6,726,629	9.5

	Total Common Stock
	(Cost $40,999,165)	69,357,013	97.8

SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
82,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $82,000)	82,000	0.1

	Total Short-Term Investments
	(Cost $82,000)	82,000	0.1

	Total Investments in Securities (Cost $41,081,165)	$69,439,013	97.9
	Assets in Excess of Other Liabilities	1,470,449	2.1
	Net Assets	$70,909,462	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	47.7%
Information Technology	12.0
Real Estate	11.2
Energy	5.8
Telecommunication Services	5.3
Utilities	4.7
Industrials	4.4
Consumer Discretionary	4.2
Consumer Staples	2.5
Short-Term Investments	0.1
Assets in Excess of Other Liabilities	2.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
China	$–	$39,292,177	$–	$39,292,177
Hong Kong	–	22,583,921	–	22,583,921
Macau	–	754,286	–	754,286
United Kingdom	–	6,726,629	–	6,726,629
Total Common Stock	–	69,357,013	–	69,357,013
Short-Term Investments	82,000	–	–	82,000
Total Investments, at fair value	$82,000	$69,357,013	$–	$69,439,013
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(250)	$–	$(250)
Futures	(336)	–	–	(336)
Total Liabilities	$(336)	$(250)	$–	$(586)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $2,317,027 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 1,700,000	USD 217,425	Morgan Stanley	06/20/18	$(250)
				$(250)

At March 31, 2018, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	8	04/27/18	$1,531,571	$(336)
			$1,531,571	$(336)

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$250
Equity contracts	Futures contracts	336
Total Liability Derivatives		$586

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

Morgan Stanley

Liabilities:
Forward foreign currency contracts	$250
Total Liabilities	$250

Net OTC derivative instruments by counterparty, at fair value	$(250)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$(250)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $43,099,189.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,324,903
Gross Unrealized Depreciation	(1,784,954)

Net Unrealized Appreciation	$26,539,949

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 9.6%
6,856	(1)	Amazon.com, Inc.	$9,922,963	1.2
96,666		Aramark	3,824,107	0.5
78,742		Best Buy Co., Inc.	5,511,153	0.7
27,857	(1)	Burlington Stores, Inc.	3,709,160	0.4
75,148		Carnival Corp.	4,928,206	0.6
315,799		Comcast Corp. – Class A	10,790,852	1.3
88,687		Gap, Inc.	2,767,034	0.3
76,197		Home Depot, Inc.	13,581,353	1.6
22,467		McDonald's Corp.	3,513,389	0.4
78,053		Ross Stores, Inc.	6,086,573	0.7
37,746		Royal Caribbean Cruises Ltd.	4,444,214	0.5
92,788		Time Warner, Inc.	8,775,889	1.1
57,785		Tupperware Brands Corp.	2,795,638	0.3
			80,650,531	9.6

		Consumer Staples: 7.9%
26,192		Church & Dwight Co., Inc.	1,319,029	0.2
44,745		Coca-Cola Co.	1,943,275	0.2
97,132		CVS Health Corp.	6,042,582	0.7
102,586		PepsiCo, Inc.	11,197,262	1.3
115,279		Philip Morris International, Inc.	11,458,732	1.4
60,079		Pinnacle Foods, Inc.	3,250,274	0.4
159,643		Procter & Gamble Co.	12,656,497	1.5
50,098		Sysco Corp.	3,003,876	0.4
59,809		Tyson Foods, Inc.	4,377,421	0.5
118,774		Walmart, Inc.	10,567,323	1.3
			65,816,271	7.9

		Energy: 5.5%
27,700		Andeavor	2,785,512	0.3
46,955		Chevron Corp.	5,354,748	0.6
13,260	(1)	Diamondback Energy, Inc.	1,677,655	0.2
24,871		EOG Resources, Inc.	2,618,170	0.3
228,686		Exxon Mobil Corp.	17,062,262	2.1
160,156		Halliburton Co.	7,517,723	0.9
38,896		Marathon Petroleum Corp.	2,843,687	0.3
69,501		Valero Energy Corp.	6,447,608	0.8
			46,307,365	5.5

		Financials: 14.7%
18,541		Affiliated Managers Group, Inc.	3,515,003	0.4
132,732		Aflac, Inc.	5,808,352	0.7
44,748		Allstate Corp.	4,242,110	0.5
41,509		Ameriprise Financial, Inc.	6,140,841	0.7
536,709		Bank of America Corp.	16,095,903	1.9
43,910		Bank of New York Mellon Corp.	2,262,682	0.3
83,270		Citigroup, Inc.	5,620,725	0.7
157,555		Citizens Financial Group, Inc.	6,614,159	0.8
68,742		Comerica, Inc.	6,594,420	0.8
76,148		Discover Financial Services	5,477,326	0.7
153,566		JPMorgan Chase & Co.	16,887,653	2.0
242,348		Keycorp	4,737,903	0.6
101,825		Lazard Ltd.	5,351,922	0.6
65,709		Lincoln National Corp.	4,800,700	0.6
156,184		Morgan Stanley	8,427,689	1.0
37,127		Prudential Financial, Inc.	3,844,501	0.5
39,551		S&P Global, Inc.	7,556,614	0.9
52,254		State Street Corp.	5,211,291	0.6
68,380		Unum Group	3,255,572	0.4
			122,445,366	14.7

		Health Care: 13.6%
42,925		AbbVie, Inc.	4,062,851	0.5
50,216		Amgen, Inc.	8,560,824	1.0
21,250		Anthem, Inc.	4,668,625	0.6
5,953	(1)	Biogen, Inc.	1,630,050	0.2
72,479	(1)	Celgene Corp.	6,465,852	0.8
51,037	(1)	Centene Corp.	5,454,324	0.6
43,031		Cigna Corp.	7,218,020	0.9
100,213	(1)	Express Scripts Holding Co.	6,922,714	0.8
22,042		Humana, Inc.	5,925,551	0.7
142,706		Johnson & Johnson	18,287,774	2.2
198,248		Merck & Co., Inc.	10,798,569	1.3
376,586		Pfizer, Inc.	13,365,037	1.6
16,965		Quest Diagnostics, Inc.	1,701,589	0.2
62,591		UnitedHealth Group, Inc.	13,394,474	1.6
58,354		Zoetis, Inc.	4,873,143	0.6
			113,329,397	13.6

		Industrials: 10.6%
36,162		Alaska Air Group, Inc.	2,240,598	0.3
35,457		Ametek, Inc.	2,693,668	0.3
37,881		Boeing Co.	12,420,422	1.5
111,474		Delta Air Lines, Inc.	6,109,890	0.7
61,040		Fortune Brands Home & Security, Inc.	3,594,646	0.4
138,864	(1)	HD Supply Holdings, Inc.	5,268,500	0.6
75,344		Ingersoll-Rand PLC - Class A	6,442,665	0.8
15,658		L3 Technologies, Inc.	3,256,864	0.4
147,732		Masco Corp.	5,974,282	0.7
69,028		Owens Corning, Inc.	5,549,851	0.7
172,642	(1)	Quanta Services, Inc.	5,930,253	0.7
17,408		Ryder System, Inc.	1,267,128	0.1
15,505		Snap-On, Inc.	2,287,608	0.3
102,142		Southwest Airlines Co.	5,850,694	0.7
40,155		Stanley Black & Decker, Inc.	6,151,746	0.7
48,906		Union Pacific Corp.	6,574,434	0.8
87,317		Waste Management, Inc.	7,345,106	0.9
			88,958,355	10.6

		Information Technology: 28.3%
40,409	(1)	Adobe Systems, Inc.	8,731,577	1.0

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
17,099	(1)	Alphabet, Inc. - Class A	$17,734,057	2.1
163,092		Apple, Inc.	27,363,576	3.3
133,398		Applied Materials, Inc.	7,418,263	0.9
37,686		Broadcom Ltd.	8,880,706	1.1
156,126	(1)	Cadence Design Systems, Inc.	5,740,753	0.7
317,312		Cisco Systems, Inc.	13,609,512	1.6
56,645	(1)	Electronic Arts, Inc.	6,867,640	0.8
118,915	(1)	Facebook, Inc.	19,001,428	2.3
39,341		Fidelity National Information Services, Inc.	3,788,538	0.4
115,531	(1)	Fortinet, Inc.	6,190,151	0.7
262,235		HP, Inc.	5,748,191	0.7
31,409		Lam Research Corp.	6,381,052	0.8
349,493		Microsoft Corp.	31,898,226	3.8
57,924		Motorola Solutions, Inc.	6,099,397	0.7
68,421		NetApp, Inc.	4,220,891	0.5
61,121	(1)	ON Semiconductor Corp.	1,495,020	0.2
234,509		Oracle Corp.	10,728,787	1.3
43,044	(1)	Red Hat, Inc.	6,435,508	0.8
94,339		Texas Instruments, Inc.	9,800,879	1.2
39,764	(1),(2)	VeriSign, Inc.	4,714,420	0.6
19,704		Visa, Inc. - Class A	2,356,992	0.3
46,645	(1)	VMware, Inc.	5,656,639	0.7
45,205		Western Digital Corp.	4,171,065	0.5
295,468		Western Union Co.	5,681,850	0.7
67,011	(1)	Worldpay, Inc.	5,510,985	0.6
			236,226,103	28.3

		Materials: 2.7%
83,383	(1)	Berry Plastics Group, Inc.	4,570,222	0.6
39,447	(1)	Crown Holdings, Inc.	2,001,935	0.2
109,909		DowDuPont, Inc.	7,002,303	0.8
114,355		Huntsman Corp.	3,344,884	0.4
51,047		LyondellBasell Industries NV - Class A	5,394,647	0.7
			22,313,991	2.7

		Real Estate: 2.8%
58,658		American Tower Corp.	8,525,354	1.0
156,993		Gaming and Leisure Properties, Inc.	5,254,555	0.6
75,184		Highwoods Properties, Inc.	3,294,563	0.4
126,853		Host Hotels & Resorts, Inc.	2,364,540	0.3
25,723		Simon Property Group, Inc.	3,970,345	0.5
			23,409,357	2.8

		Telecommunication Services: 0.2%
34,514		Verizon Communications, Inc.	1,650,459	0.2

		Utilities: 2.7%
49,830		Ameren Corp.	2,821,873	0.3
176,020		Centerpoint Energy, Inc.	4,822,948	0.6
135,661		Exelon Corp.	5,292,136	0.6
53,730		NextEra Energy, Inc.	8,775,721	1.0
29,551		PG&E Corp.	1,298,175	0.2
			23,010,853	2.7

	Total Common Stock
	(Cost $682,057,878)		824,118,048	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(3): 0.6%
233,800	Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $233,845, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $238,476, due 04/26/18-09/09/49)	233,800	0.0
1,111,635	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,111,854, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,133,868, due 03/31/18-02/20/68)	1,111,635	0.1
1,111,635	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $1,111,876, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,133,868, due 11/15/42-05/15/43)	1,111,635	0.1
1,111,635	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $1,111,843, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $1,133,868, due 06/30/19-09/09/49)	1,111,635	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,111,635	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,111,857, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,133,868, due 04/02/18-02/20/68)	$1,111,635	0.2
		4,680,340	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
10,122,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $10,122,000)	10,122,000	1.2

	Total Short-Term Investments
	(Cost $14,802,340)	14,802,340	1.8

	Total Investments in Securities (Cost $696,860,218)	$838,920,388	100.4
	Liabilities in Excess of Other Assets	(3,486,981)	(0.4)
	Net Assets	$835,433,407	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$824,118,048	$–	$–	$824,118,048
Short-Term Investments	10,122,000	4,680,340	–	14,802,340
Total Investments, at fair value	$834,240,048	$4,680,340	$–	$838,920,388
Liabilities Table
Other Financial Instruments+
Futures	$(420,510)	$–	$–	$(420,510)
Total Liabilities	$(420,510)	$–	$–	$(420,510)

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	63	06/15/18	$8,325,450	$(420,510)
			$8,325,450	$(420,510)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$420,510
Total Liability Derivatives		$420,510

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $697,524,069.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$160,524,802
Gross Unrealized Depreciation	(19,548,993)

Net Unrealized Appreciation	$140,975,809

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 11.6%
74,479		Aramark	$2,946,389	0.5
77,288	(1)	Big Lots, Inc.	3,364,347	0.5
139,581	(1)	Brinker International, Inc.	5,038,874	0.8
96,855		Brunswick Corp.	5,752,219	0.9
28,047	(2)	Burlington Stores, Inc.	3,734,458	0.6
32,869	(1)	Cheesecake Factory	1,584,943	0.3
3,959	(1)	Cracker Barrel Old Country Store, Inc.	630,273	0.1
196,529		Dana, Inc.	5,062,587	0.8
19,156	(2)	Deckers Outdoor Corp.	1,724,615	0.3
71,927		Dick's Sporting Goods, Inc.	2,521,041	0.4
33,301		Domino's Pizza, Inc.	7,777,782	1.3
3,570		Graham Holdings Co.	2,150,033	0.4
30,189		Jack in the Box, Inc.	2,576,027	0.4
22,161		John Wiley & Sons, Inc.	1,411,656	0.2
158,525		KB Home	4,510,036	0.7
132,099	(2)	Live Nation Entertainment, Inc.	5,566,652	0.9
187,671	(2)	Michaels Cos, Inc.	3,698,995	0.6
1,817	(2)	NVR, Inc.	5,087,600	0.8
700,281		Office Depot, Inc.	1,505,604	0.3
51,730		Service Corp. International	1,952,290	0.3
49,164		TEGNA, Inc.	559,978	0.1
22,736		Thor Industries, Inc.	2,618,505	0.4
			71,774,904	11.6

		Consumer Staples: 3.6%
40,682		Church & Dwight Co., Inc.	2,048,745	0.3
61,759		Energizer Holdings, Inc.	3,679,601	0.6
52,681		Flowers Foods, Inc.	1,151,607	0.2
45,779		Ingredion, Inc.	5,901,829	0.9
22,933		Nu Skin Enterprises, Inc.	1,690,391	0.3
46,885	(2)	Post Holdings, Inc.	3,552,008	0.6
98,732	(2)	United Natural Foods, Inc.	4,239,552	0.7
			22,263,733	3.6

		Energy: 4.0%
10,537	(2)	Diamondback Energy, Inc.	1,333,141	0.2
18,779	(2)	Dril-Quip, Inc.	841,299	0.1
45,195		EQT Corp.	2,147,215	0.4
370,800	(2)	Gulfport Energy Corp.	3,578,220	0.6
58,397		HollyFrontier Corp.	2,853,277	0.5
91,630		PBF Energy, Inc.	3,106,257	0.5
266,735	(2)	QEP Resources, Inc.	2,611,336	0.4
1,016,739	(2)	Southwestern Energy Co.	4,402,480	0.7
189,828	(1),(2)	Transocean Ltd.	1,879,297	0.3
77,947		World Fuel Services Corp.	1,913,599	0.3
			24,666,121	4.0

		Financials: 17.7%
10,503		Ameriprise Financial, Inc.	1,553,814	0.2
113,964		Bank of the Ozarks, Inc.	5,501,042	0.9
28,587		Cathay General Bancorp.	1,142,908	0.2
70,307		Chemical Financial Corp.	3,844,387	0.6
92,152		Citizens Financial Group, Inc.	3,868,541	0.6
45,380		Comerica, Inc.	4,353,303	0.7
118,229		East West Bancorp, Inc.	7,394,042	1.2
130,597		Federated Investors, Inc.	4,361,940	0.7
95,535		First American Financial Corp.	5,605,994	0.9
282,674		First Horizon National Corp.	5,322,752	0.9
663,445	(2)	Genworth Financial, Inc.	1,877,549	0.3
62,433		Hartford Financial Services Group, Inc.	3,216,548	0.5
15,511		International Bancshares Corp.	603,378	0.1
199,662		Keycorp	3,903,392	0.6
72,818		Lazard Ltd.	3,827,314	0.6
121,851		Legg Mason, Inc.	4,953,243	0.8
8,128		MarketAxess Holdings, Inc.	1,767,352	0.3
48,813		MB Financial, Inc.	1,975,950	0.3
20,127		MSCI, Inc. - Class A	3,008,383	0.5
263,508		Old Republic International Corp.	5,652,247	0.9
37,036		Primerica, Inc.	3,577,678	0.6
58,659		Progressive Corp.	3,574,093	0.6
26,481		Reinsurance Group of America, Inc.	4,078,074	0.7
5,559	(2)	Signature Bank	789,100	0.1
137,142		Sterling Bancorp, Inc./DE	3,092,552	0.5
75,361		Stifel Financial Corp.	4,463,632	0.7
87,086		Synovus Financial Corp.	4,349,075	0.7
222,436		TCF Financial Corp.	5,073,765	0.8
67,201	(2)	Western Alliance Bancorp.	3,905,050	0.6
40,667		Wintrust Financial Corp.	3,499,395	0.6
			110,136,493	17.7

		Health Care: 7.3%
50,797	(2)	Charles River Laboratories International, Inc.	5,422,072	0.9
109,868		Encompass Health Corp.	6,281,154	1.0
52,361	(2)	Globus Medical, Inc.	2,608,625	0.4
32,489	(2)	Halyard Health, Inc.	1,497,093	0.2
58,281		Hill-Rom Holdings, Inc.	5,070,447	0.8
85,533	(2)	Mallinckrodt PLC - W/I	1,238,518	0.2
55,037	(2)	Masimo Corp.	4,840,504	0.8
14,520	(2)	NuVasive, Inc.	758,089	0.1
33,389		Owens & Minor, Inc.	519,199	0.1
42,977		STERIS PLC	4,012,333	0.7
4,436		Teleflex, Inc.	1,131,091	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
17,960	(2)	United Therapeutics Corp.	$2,017,986	0.3
37,097	(2)	WellCare Health Plans, Inc.	7,183,092	1.2
32,479		Zoetis, Inc.	2,712,321	0.4
			45,292,524	7.3

		Industrials: 15.1%
39,746		Alaska Air Group, Inc.	2,462,662	0.4
60,162		Brink's Co.	4,292,559	0.7
50,746		Carlisle Cos., Inc.	5,298,390	0.9
48,920		Crane Co.	4,536,841	0.7
42,302		Curtiss-Wright Corp.	5,713,731	0.9
44,207		Deluxe Corp.	3,271,760	0.5
62,109		EMCOR Group, Inc.	4,840,154	0.8
38,232		EnerSys	2,652,154	0.4
54,826	(2)	Esterline Technologies Corp.	4,010,522	0.7
17,748	(2)	Genesee & Wyoming, Inc.	1,256,381	0.2
99,883	(2)	HD Supply Holdings, Inc.	3,789,561	0.6
70,881		Herman Miller, Inc.	2,264,648	0.4
32,842		IDEX Corp.	4,680,313	0.8
36,927		Ingersoll-Rand PLC - Class A	3,157,628	0.5
310,618	(2)	JetBlue Airways Corp.	6,311,758	1.0
15,129	(2)	KLX, Inc.	1,075,067	0.2
50,865		Manpowergroup, Inc.	5,854,561	0.9
92,374		Masco Corp.	3,735,604	0.6
45,682		Owens Corning, Inc.	3,672,833	0.6
397,022		Pitney Bowes, Inc.	4,323,570	0.7
32,827	(2)	Quanta Services, Inc.	1,127,607	0.2
67,723		Regal Beloit Corp.	4,967,482	0.8
93,205		Timken Co.	4,250,148	0.7
81,793		Toro Co.	5,107,973	0.8
5,991		Valmont Industries, Inc.	876,483	0.1
			93,530,390	15.1

		Information Technology: 18.5%
180,606	(2)	ARRIS International PLC	4,798,701	0.8
46,626		Belden, Inc.	3,214,396	0.5
44,027		Broadridge Financial Solutions, Inc. ADR	4,829,322	0.8
80,901	(2)	Cadence Design Systems, Inc.	2,974,730	0.5
77,363		CDK Global, Inc.	4,900,172	0.8
140,477		Convergys Corp.	3,177,590	0.5
33,639	(2)	CoreLogic, Inc.	1,521,492	0.2
31,120		Fair Isaac Corp.	5,270,794	0.9
141,035	(2)	Fortinet, Inc.	7,556,655	1.2
90,580	(2)	Integrated Device Technology, Inc.	2,768,125	0.4
26,833		InterDigital, Inc.	1,974,909	0.3
59,295		j2 Global, Inc.	4,679,561	0.8
210,788		Jabil, Inc.	6,055,939	1.0
17,412		Lam Research Corp.	3,537,422	0.6
52,379		Leidos Holdings, Inc.	3,425,587	0.6
6,348		Littelfuse, Inc.	1,321,527	0.2
50,685		LogMeIn, Inc.	5,856,652	0.9
36,519	(2)	Manhattan Associates, Inc.	1,529,416	0.2
71,814		Maximus, Inc.	4,792,866	0.8
93,305	(2)	Microsemi Corp.	6,038,700	1.0
48,342		MKS Instruments, Inc.	5,590,752	0.9
20,657		Motorola Solutions, Inc.	2,175,182	0.4
134,359	(2)	NCR Corp.	4,234,996	0.7
109,977	(2)	Netscout Systems, Inc.	2,897,894	0.5
6,026	(2)	Red Hat, Inc.	900,947	0.1
12,424	(2)	Take-Two Interactive Software, Inc.	1,214,819	0.2
32,104	(2)	Tech Data Corp.	2,733,013	0.4
81,927		Teradyne, Inc.	3,744,883	0.6
55,786	(2)	Trimble, Inc.	2,001,602	0.3
99,431		Versum Materials, Inc.	3,741,589	0.6
276,469		Vishay Intertechnology, Inc.	5,142,323	0.8
			114,602,556	18.5

		Materials: 7.0%
59,215	(2)	Berry Plastics Group, Inc.	3,245,574	0.6
23,316		Cabot Corp.	1,299,168	0.2
123,560		Chemours Co.	6,018,608	1.0
13,603	(2)	Crown Holdings, Inc.	690,352	0.1
7,370		Eagle Materials, Inc.	759,478	0.1
14,361		Greif, Inc. - Class A	750,362	0.1
166,427		Louisiana-Pacific Corp.	4,788,105	0.8
39,111		Minerals Technologies, Inc.	2,618,481	0.4
28,632		Packaging Corp. of America	3,226,826	0.5
102,351		PolyOne Corp.	4,351,965	0.7
166,227		Steel Dynamics, Inc.	7,350,558	1.2
226,225		Valvoline, Inc.	5,006,359	0.8
73,226		Worthington Industries, Inc.	3,142,860	0.5
			43,248,696	7.0

		Real Estate: 8.6%
156,996		CoreCivic, Inc.	3,064,562	0.5
19,747		Coresite Realty Corp.	1,979,834	0.3
508,383		Cousins Properties, Inc.	4,412,765	0.7
22,960		DCT Industrial Trust, Inc.	1,293,566	0.2
34,185		Equity Lifestyle Properties, Inc.	3,000,418	0.5
135,678		First Industrial Realty Trust, Inc.	3,965,868	0.6
102,643		Gaming and Leisure Properties, Inc.	3,435,461	0.5
131,073		Highwoods Properties, Inc.	5,743,619	0.9
103,142		Hospitality Properties Trust	2,613,618	0.4
77,228		LaSalle Hotel Properties	2,240,384	0.4
124,299		Liberty Property Trust	4,938,399	0.8
93,980		PotlatchDeltic Corp.	4,891,659	0.8
21,463	(2)	SBA Communications Corp.	3,668,456	0.6
106,078	(1)	Tanger Factory Outlet Centers, Inc.	2,333,716	0.4

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
107,250	Urban Edge Properties	$2,289,788	0.4
533,905	Washington Prime Group, Inc.	3,561,146	0.6
		53,433,259	8.6

	Utilities: 5.3%
63,515	Ameren Corp.	3,596,854	0.6
67,711	Black Hills Corp.	3,676,707	0.6
28,287	Centerpoint Energy, Inc.	775,064	0.1
44,563	Great Plains Energy, Inc.	1,416,658	0.2
42,097	Hawaiian Electric Industries	1,447,295	0.2
45,476	Idacorp, Inc.	4,014,167	0.7
61,268	MDU Resources Group, Inc.	1,725,307	0.3
68,106	National Fuel Gas Co.	3,504,054	0.6
60,065	NorthWestern Corp.	3,231,497	0.5
97,425	PNM Resources, Inc.	3,726,506	0.6
126,836	UGI Corp.	5,634,055	0.9
		32,748,164	5.3

	Total Common Stock
	(Cost $554,575,692)	611,696,840	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateral(3): 2.4%
732,600	Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $732,741, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $747,252, due 04/26/18-09/09/49)	732,600	0.1
3,483,132	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $3,483,819, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,552,795, due 03/31/18-02/20/68)	3,483,132	0.6
3,483,132	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $3,483,888, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,552,795, due 11/15/42-05/15/43)	3,483,132	0.6
3,483,132	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $3,483,785, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,552,795, due 06/30/19-09/09/49)	3,483,132	0.6
3,483,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $3,483,902, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,565,223, due 04/15/19-02/15/47)	3,483,100	0.5
		14,665,096	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
7,472,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $7,472,000)	7,472,000	1.2

	Total Short-Term Investments
	(Cost $22,137,096)	22,137,096	3.6

	Total Investments in Securities (Cost $576,712,788)	$633,833,936	102.3
	Liabilities in Excess of Other Assets	(14,206,075)	(2.3)
	Net Assets	$619,627,861	100.0

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$611,696,840	$–	$–	$611,696,840
Short-Term Investments	7,472,000	14,665,096	–	22,137,096
Total Investments, at fair value	$619,168,840	$14,665,096	$–	$633,833,936
Liabilities Table
Other Financial Instruments+
Futures	$(271,725)	$–	$–	$(271,725)
Total Liabilities	$(271,725)	$–	$–	$(271,725)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	34	06/15/18	$6,402,540	$(271,725)
			$6,402,540	$(271,725)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$271,725
Total Liability Derivatives		$271,725

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $577,540,140.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,895,944
Gross Unrealized Depreciation	(25,873,873)

Net Unrealized Appreciation	$56,022,071

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 14.4%
126,054	(1)	American Axle & Manufacturing Holdings, Inc.	$1,918,542	0.7
96,078		Barnes & Noble, Inc.	475,586	0.2
92,720	(2)	Big 5 Sporting Goods Corp.	672,220	0.2
30,637	(2)	Big Lots, Inc.	1,333,629	0.5
62,853		Caleres, Inc.	2,111,861	0.7
19,907	(2)	Childrens Place, Inc./The	2,692,422	0.9
9,161	(1)	Cooper-Standard Holdings, Inc.	1,125,062	0.4
47,272		Dana, Inc.	1,217,727	0.4
45,731	(1)	Dave & Buster's Entertainment, Inc.	1,908,812	0.7
127,798		Entravision Communications Corp.	600,651	0.2
14,938		Ethan Allen Interiors, Inc.	342,827	0.1
7,540	(1)	Five Below, Inc.	552,984	0.2
31,340		Haverty Furniture Cos., Inc.	631,501	0.2
88,740	(1)	J. Jill, Inc.	392,231	0.1
64,904		La-Z-Boy, Inc.	1,943,875	0.7
47,176	(1)	M/I Homes, Inc.	1,502,556	0.5
16,537		Marriott Vacations Worldwide Corp.	2,202,728	0.8
67,636		MDC Holdings, Inc.	1,888,397	0.6
24,305	(1)	Nautilus, Inc.	326,902	0.1
73,411		NutriSystem, Inc.	1,978,426	0.7
440,075		Office Depot, Inc.	946,161	0.3
16,919		Oxford Industries, Inc.	1,261,481	0.4
88,888	(1)	Penn National Gaming, Inc.	2,334,199	0.8
25,259	(1)	Perry Ellis International, Inc.	651,682	0.2
14,251	(2)	PetMed Express, Inc.	594,979	0.2
11,934	(1),(2)	RH	1,137,071	0.4
19,820		Ruth's Hospitality Group, Inc.	484,599	0.2
46,090	(1)	Sleep Number Corp.	1,620,063	0.6
44,210		Tailored Brands, Inc.	1,107,903	0.4
36,656	(1)	TopBuild Corp.	2,804,917	1.0
15,134	(1)	Universal Electronics, Inc.	787,725	0.3
69,681		Wolverine World Wide, Inc.	2,013,781	0.7
			41,563,500	14.4

		Consumer Staples: 2.9%
16,288	(1),(2)	Central Garden & Pet Co.	700,384	0.2
27,096	(1)	Central Garden & Pet Co. - A	1,073,273	0.4
2,116		Coca-Cola Bottling Co. Consolidated	365,370	0.1
66,517	(1)	Darling Ingredients, Inc.	1,150,744	0.4
32,967	(1)	Hostess Brands, Inc.	487,582	0.2
14,901		Medifast, Inc.	1,392,498	0.5
44,821	(1)	Performance Food Group Co.	1,337,907	0.5
36,661		SpartanNash Co.	630,936	0.2
15,482		Universal Corp.	750,877	0.2
24,991	(2)	Vector Group Ltd.	509,566	0.2
			8,399,137	2.9

		Energy: 2.9%
66,056	(1)	Carrizo Oil & Gas, Inc.	1,056,896	0.4
39,298	(1)	Exterran Corp.	1,049,257	0.3
48,445	(1)	Matrix Service Co.	663,697	0.2
366,727	(1)	McDermott International, Inc.	2,233,367	0.8
10,262	(1)	PDC Energy, Inc.	503,146	0.2
10,532	(1)	REX American Resources Corp.	766,730	0.3
55,320	(1),(2)	Unit Corp.	1,093,123	0.4
39,595	(2)	US Silica Holdings, Inc.	1,010,464	0.3
			8,376,680	2.9

		Financials: 16.8%
46,412		American Equity Investment Life Holding Co.	1,362,656	0.5
22,016		Amerisafe, Inc.	1,216,384	0.4
40,451		Bank of NT Butterfield & Son Ltd.	1,815,441	0.6
21,237	(1),(2)	BofI Holding, Inc.	860,736	0.3
104,842		BrightSphere Investment Group PLC	1,652,310	0.6
39,833		Central Pacific Financial Corp.	1,133,647	0.4
27,259		Chemical Financial Corp.	1,490,522	0.5
33,935	(1)	Customers Bancorp, Inc.	989,205	0.3
15,795		Dime Community Bancshares	290,628	0.1
25,561	(1)	Essent Group Ltd.	1,087,876	0.4
13,963		Evercore, Inc.	1,217,574	0.4
384,378	(1)	First BanCorp. Puerto Rico	2,313,956	0.8
51,458		First Commonwealth Financial Corp.	727,102	0.2
47,861		Great Western Bancorp, Inc.	1,927,362	0.7
7,459	(1)	Green Dot Corp.	478,569	0.2
16,490		Hanmi Financial Corp.	507,067	0.2
52,156		Home Bancshares, Inc./Conway AR	1,189,678	0.4
68,723		Hope Bancorp, Inc.	1,250,071	0.4
6,930		Houlihan Lokey, Inc.	309,078	0.1
7,913		LegacyTexas Financial Group, Inc.	338,835	0.1
16,082		MB Financial, Inc.	650,999	0.2
155,092	(1)	MGIC Investment Corp.	2,016,196	0.7
140,938	(1)	NMI Holdings, Inc.	2,332,524	0.8
59,568		OFG Bancorp	622,486	0.2
13,405		Piper Jaffray Cos.	1,113,285	0.4
11,408		Primerica, Inc.	1,102,013	0.4
102,276		Radian Group, Inc.	1,947,335	0.7
21,890	(1)	Seacoast Banking Corp. of Florida	579,428	0.2
38,631		Selective Insurance Group	2,344,902	0.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
81,864		Simmons First National Corp.	$2,329,031	0.8
46,087		Sterling Bancorp, Inc./DE	1,039,262	0.4
165,870	(1)	Third Point Reinsurance Ltd.	2,313,887	0.8
57,808		Trustco Bank Corp.	488,478	0.2
32,340		United Community Banks, Inc./GA	1,023,561	0.4
54,842		Universal Insurance Holdings, Inc.	1,749,460	0.6
78,973	(2)	Waddell & Reed Financial, Inc.	1,596,044	0.5
46,484		Walker & Dunlop, Inc.	2,762,079	1.0
3,164	(1)	World Acceptance Corp.	333,169	0.1
			48,502,836	16.8

		Health Care: 12.8%
43,248		Aceto Corp.	328,685	0.1
19,298	(1)	Acorda Therapeutics, Inc.	456,398	0.2
24,849	(1),(2)	AMAG Pharmaceuticals, Inc.	500,707	0.2
33,131	(1)	Amedisys, Inc.	1,999,125	0.7
42,036	(1)	AMN Healthcare Services, Inc.	2,385,543	0.8
44,379	(1)	Amphastar Pharmaceuticals, Inc.	832,106	0.3
40,547	(1)	Angiodynamics, Inc.	699,436	0.2
17,780	(1)	Cambrex Corp.	929,894	0.3
13,063		Chemed Corp.	3,564,370	1.2
32,951	(1),(2)	Corcept Therapeutics, Inc.	542,044	0.2
28,332	(1)	Cross Country Healthcare, Inc.	314,769	0.1
41,473	(1)	Emergent Biosolutions, Inc.	2,183,553	0.7
9,763	(1)	Haemonetics Corp.	714,261	0.2
14,297	(1)	HealthEquity, Inc.	865,540	0.3
19,248	(1)	Impax Laboratories, Inc.	374,374	0.1
3,728	(1)	Inogen, Inc.	457,948	0.2
39,026	(1)	Integer Holdings Corp.	2,206,920	0.8
39,427		Kindred Healthcare, Inc.	360,757	0.1
13,615	(1),(2)	Lannett Co., Inc.	218,521	0.1
38,048	(1)	Lantheus Holdings, Inc.	604,963	0.2
12,830		LeMaitre Vascular, Inc.	464,831	0.2
4,797	(1)	Ligand Pharmaceuticals, Inc.	792,273	0.3
49,230		Luminex Corp.	1,037,276	0.4
18,305	(1)	Magellan Health, Inc.	1,960,465	0.7
11,881	(1)	Masimo Corp.	1,044,934	0.4
45,039	(1)	Merit Medical Systems, Inc.	2,042,519	0.7
29,319	(1),(2)	MiMedx Group, Inc.	204,353	0.1
25,406	(1)	Myriad Genetics, Inc.	750,747	0.3
48,586	(1)	OraSure Technologies, Inc.	820,618	0.3
29,867		Owens & Minor, Inc.	464,432	0.2
31,375		Phibro Animal Health Corp.	1,245,587	0.4
41,305	(1)	Quality Systems, Inc.	563,813	0.2
23,255	(1)	Select Medical Holdings Corp.	401,149	0.1
26,602	(1)	Spectrum Pharmaceuticals, Inc.	428,026	0.1
35,059	(1)	Supernus Pharmaceuticals, Inc.	1,605,702	0.5
66,400	(1)	Tivity Health, Inc.	2,632,760	0.9
			36,999,399	12.8

		Industrials: 19.4%
59,547		ABM Industries, Inc.	1,993,634	0.7
25,415		Actuant Corp.	590,899	0.2
14,279	(1)	Aegion Corp.	327,132	0.1
13,072		Allegiant Travel Co.	2,255,574	0.8
45,335		Apogee Enterprises, Inc.	1,965,272	0.7
20,206		ArcBest Corp.	647,602	0.2
9,272	(1)	Atlas Air Worldwide Holdings, Inc.	560,492	0.2
44,350		Barnes Group, Inc.	2,656,121	0.9
37,457		Briggs & Stratton Corp.	801,954	0.3
11,150		Brink's Co.	795,552	0.3
15,728		CIRCOR International, Inc.	670,956	0.2
8,827		Comfort Systems USA, Inc.	364,114	0.1
8,407		Curtiss-Wright Corp.	1,135,533	0.4
26,757		EnPro Industries, Inc.	2,070,457	0.7
150,093		Essendant, Inc.	1,170,725	0.4
26,639	(1)	Esterline Technologies Corp.	1,948,643	0.7
27,746	(1)	Gibraltar Industries, Inc.	939,202	0.3
49,919	(2)	Greenbrier Cos., Inc.	2,508,430	0.9
25,661	(1)	Harsco Corp.	529,900	0.2
32,160		Hawaiian Holdings, Inc.	1,244,592	0.4
31,915		Heidrick & Struggles International, Inc.	997,344	0.3
10,982		Insperity, Inc.	763,798	0.3
55,345		Korn/Ferry International	2,855,249	1.0
14,486		Lindsay Corp.	1,324,600	0.5
23,518		LSC Communications, Inc.	410,389	0.1
13,129	(1)	Lydall, Inc.	633,474	0.2
16,714		Mobile Mini, Inc.	727,059	0.3
9,692		National Presto Industries, Inc.	908,625	0.3
55,922	(1)	Navigant Consulting, Inc.	1,075,939	0.4
19,028	(1)	On Assignment, Inc.	1,558,013	0.5
22,429		Quanex Building Products Corp.	390,265	0.1
102,427		RPX Corp.	1,094,945	0.4
43,070		Simpson Manufacturing Co., Inc.	2,480,401	0.9
9,522		Skywest, Inc.	517,997	0.2
46,702	(1)	SPX FLOW, Inc.	2,297,271	0.8
72,983		Steelcase, Inc.	992,569	0.3
53,059		Tetra Tech, Inc.	2,597,238	0.9
79,655	(2)	Triumph Group, Inc.	2,007,306	0.7
18,241	(1)	TrueBlue, Inc.	472,442	0.2
66,702		Universal Forest Products, Inc.	2,164,480	0.8
32,832	(1)	Veritiv Corp.	1,287,014	0.4

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
23,391		Watts Water Technologies, Inc.	$1,817,481	0.6
165,530	(1)	YRC Worldwide, Inc.	1,461,630	0.5
			56,012,313	19.4

		Information Technology: 15.3%
35,219	(1)	Advanced Energy Industries, Inc.	2,250,494	0.8
73,338	(1)	Amkor Technology, Inc.	742,914	0.3
9,446	(1),(2)	Applied Optoelectronics, Inc.	236,717	0.1
39,497		Benchmark Electronics, Inc.	1,178,986	0.4
31,355	(1)	Blucora, Inc.	771,333	0.3
30,204		Brooks Automation, Inc.	817,924	0.3
3,737		Cabot Microelectronics Corp.	400,270	0.1
21,416	(1)	CACI International, Inc.	3,241,312	1.1
77,399	(1)	CalAmp Corp.	1,770,889	0.6
63,751		Cohu, Inc.	1,454,160	0.5
14,064		Comtech Telecommunications Corp.	420,373	0.1
17,936		CSG Systems International, Inc.	812,321	0.3
29,327		CTS Corp.	797,694	0.3
12,976	(1)	ePlus, Inc.	1,008,235	0.4
8,940		Fair Isaac Corp.	1,514,168	0.5
58,206	(1)	Formfactor, Inc.	794,512	0.3
30,453	(1)	Kemet Corp.	552,113	0.2
10,845	(1)	Kulicke & Soffa Industries, Inc.	271,233	0.1
5,996		Littelfuse, Inc.	1,248,247	0.4
23,678		Methode Electronics, Inc.	925,810	0.3
13,354		MKS Instruments, Inc.	1,544,390	0.5
43,480	(1)	Nanometrics, Inc.	1,169,612	0.4
50,222		NIC, Inc.	667,953	0.2
91,513	(1)	Oclaro, Inc.	874,864	0.3
24,966	(1)	Perficient, Inc.	572,221	0.2
31,374	(1)	Plexus Corp.	1,873,969	0.6
24,007		Power Integrations, Inc.	1,640,878	0.6
64,148		Progress Software Corp.	2,466,491	0.9
10,155	(1)	Rogers Corp.	1,213,929	0.4
68,623	(1)	Rudolph Technologies, Inc.	1,900,857	0.7
72,685	(1)	Sanmina Corp.	1,900,713	0.7
10,276	(1)	Scansource, Inc.	365,312	0.1
11,667	(1)	SolarEdge Technologies, Inc.	613,684	0.2
42,849	(1)	SYKES Enterprises, Inc.	1,240,050	0.4
48,924	(1)	Synchronoss Technologies, Inc.	516,148	0.2
193,347		Travelport Worldwide Ltd.	3,159,290	1.1
82,814	(1)	TTM Technologies, Inc.	1,266,226	0.4
			44,196,292	15.3

		Materials: 4.9%
18,098	(1)	AdvanSix, Inc.	629,449	0.2
58,642		Boise Cascade Co.	2,263,581	0.8
33,335		FutureFuel Corp.	399,687	0.1
15,300	(1),(3)	Gerber Scientific- Escrow	–	–
14,645		HB Fuller Co.	728,296	0.3
5,854	(1)	Ingevity Corp.	431,381	0.1
12,118		Kaiser Aluminum Corp.	1,222,706	0.4
27,857	(1)	Koppers Holdings, Inc.	1,144,923	0.4
34,133	(1)	Kraton Corp.	1,628,485	0.6
36,150		PolyOne Corp.	1,537,098	0.5
7,685		Quaker Chemical Corp.	1,138,379	0.4
25,298		Stepan Co.	2,104,288	0.7
25,236		Worthington Industries, Inc.	1,083,129	0.4
			14,311,402	4.9

		Real Estate: 5.3%
244,402	(2)	CBL & Associates Properties, Inc.	1,019,156	0.3
179,539		Cedar Realty Trust, Inc.	707,384	0.2
92,588		Chesapeake Lodging Trust	2,574,872	0.9
210,529		DiamondRock Hospitality Co.	2,197,923	0.8
31,010		EastGroup Properties, Inc.	2,563,287	0.9
39,741		Four Corners Property Trust, Inc.	917,620	0.3
55,122		HFF, Inc.	2,739,563	0.9
19,383		PS Business Parks, Inc.	2,191,054	0.8
8,827		Saul Centers, Inc.	449,912	0.2
			15,360,771	5.3

		Telecommunication Services: 0.8%
42,323		Cogent Communications Holdings, Inc.	1,836,818	0.6
56,475	(1)	Vonage Holdings Corp.	601,459	0.2
			2,438,277	0.8

		Utilities: 2.3%
31,402		Avista Corp.	1,609,352	0.6
15,932		Black Hills Corp.	865,108	0.3
6,146		El Paso Electric Co.	313,446	0.1
15,102		Idacorp, Inc.	1,333,054	0.5
18,131		NorthWestern Corp.	975,448	0.3
29,583		Portland General Electric Co.	1,198,407	0.4
13,571		South Jersey Industries, Inc.	382,159	0.1
			6,676,974	2.3

	Total Common Stock
	(Cost $246,525,526)		282,837,581	97.8

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateral(4): 4.1%
595,085	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $595,200, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $607,017, due 04/19/18-09/09/49)	$595,085	0.2
2,829,920	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,830,478, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,886,518, due 03/31/18-02/20/68)	2,829,920	1.0
2,829,920	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $2,830,534, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,886,518, due 11/15/42-05/15/43)	2,829,920	1.0
2,829,920	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $2,830,450, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $2,886,519, due 06/30/19-09/09/49)	2,829,920	1.0
2,829,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,830,551, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,896,622, due 04/15/19-02/15/47)	2,829,900	0.9
		11,914,745	4.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
6,034,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $6,034,000)	6,034,000	2.1

	Total Short-Term Investments
	(Cost $17,948,745)	17,948,745	6.2

	Total Investments in Securities (Cost $264,474,271)	$300,786,326	104.0
	Liabilities in Excess of Other Assets	(11,641,999)	(4.0)
	Net Assets	$289,144,327	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$41,563,500	$–	$–	$41,563,500

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Consumer Staples	$8,399,137	$–	$–	$8,399,137
Energy	8,376,680	–	–	8,376,680
Financials	48,502,836	–	–	48,502,836
Health Care	36,999,399	–	–	36,999,399
Industrials	56,012,313	–	–	56,012,313
Information Technology	44,196,292	–	–	44,196,292
Materials	14,311,402	–	–	14,311,402
Real Estate	15,360,771	–	–	15,360,771
Telecommunication Services	2,438,277	–	–	2,438,277
Utilities	6,676,974	–	–	6,676,974
Total Common Stock	282,837,581	–	–	282,837,581
Short-Term Investments	6,034,000	11,914,745	–	17,948,745
Total Investments, at fair value	$288,871,581	$11,914,745	$–	$300,786,326
Liabilities Table
Other Financial Instruments+
Futures	$(141,473)	$–	$–	$(141,473)
Total Liabilities	$(141,473)	$–	$–	$(141,473)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2018, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	66	06/15/18	$5,052,960	$(141,473)
			$5,052,960	$(141,473)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Equity contracts	Futures contracts	$141,473
Total Liability Derivatives		$141,473

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $264,742,924.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,739,314
Gross Unrealized Depreciation	(16,837,385)

Net Unrealized Appreciation	$35,901,929

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 6.4%
73,057		AGL Energy Ltd.	$1,224,480	0.1
268,386		Alumina Ltd.	492,443	0.0
126,542		Amcor Ltd.	1,385,677	0.1
327,565		AMP Ltd.	1,264,131	0.1
127,390		APA Group	775,674	0.1
59,229		Aristocrat Leisure Ltd.	1,105,836	0.1
21,859		ASX Ltd.	947,315	0.1
225,631		Aurizon Holdings Ltd.	740,225	0.0
165,686		AusNet Services	214,309	0.0
323,198		Australia & New Zealand Banking Group Ltd.	6,726,828	0.4
42,108		Bank of Queensland Ltd.	357,428	0.0
50,075		Bendigo and Adelaide Bank Ltd.	381,265	0.0
874,585	(1),(2)	BGP Holdings PLC	–	–
352,156		BHP Billiton Ltd.	7,805,710	0.5
60,321		BlueScope Steel Ltd.	709,687	0.0
125,796		Boral Ltd.	725,630	0.0
176,711		Brambles Ltd.	1,363,830	0.1
28,746		Caltex Australia Ltd.	698,271	0.0
61,437		Challenger Ltd.	550,219	0.0
10,450		CIMIC Group Ltd.	359,663	0.0
62,952		Coca-Cola Amatil Ltd.	421,547	0.0
6,725		Cochlear Ltd.	944,508	0.1
190,272		Commonwealth Bank of Australia	10,640,345	0.6
51,874		Computershare Ltd.	695,653	0.0
39,938		Crown Resorts Ltd.	392,233	0.0
49,881		CSL Ltd.	6,009,588	0.4
110,590		Dexus	796,329	0.1
6,532		Domino's Pizza Enterprises Ltd.	210,476	0.0
6,161	(3)	Flight Centre Travel Group Ltd.	271,217	0.0
175,032		Fortescue Metals Group Ltd.	589,625	0.0
200,939		Goodman Group	1,306,528	0.1
205,653		GPT Group	753,720	0.1
55,445	(3)	Harvey Norman Holdings Ltd.	158,525	0.0
184,859		Healthscope Ltd.	276,976	0.0
181,883		Incitec Pivot Ltd.	494,999	0.0
261,453		Insurance Australia Group Ltd.	1,513,793	0.1
60,236		Lend Lease Corp., Ltd.	807,585	0.1
33,859		Macquarie Group Ltd.	2,699,818	0.2
304,566		Medibank Pvt Ltd.	683,606	0.0
423,224		Mirvac Group	703,350	0.0
295,730		National Australia Bank Ltd.	6,528,688	0.4
84,078		Newcrest Mining Ltd.	1,268,113	0.1
152,078		Oil Search Ltd.	844,749	0.1
41,420		Orica Ltd.	570,131	0.0
194,874	(2)	Origin Energy Ltd.	1,315,122	0.1
150,004		QBE Insurance Group Ltd.	1,119,138	0.1
15,767		Ramsay Health Care Ltd.	759,622	0.1
5,982		REA Group Ltd.	367,276	0.0
45,745		Rio Tinto Ltd.	2,591,556	0.2
203,653	(2)	Santos Ltd.	803,210	0.1
590,542		Scentre Group	1,742,629	0.1
38,851		Seek Ltd.	560,363	0.0
42,353		Sonic Healthcare Ltd.	749,402	0.0
329,279		South32 Ltd.	827,535	0.1
242,587		South32 Ltd. - GBP	601,102	0.0
271,325		Stockland	841,895	0.1
139,721		Suncorp Group Ltd.	1,441,006	0.1
125,804		Sydney Airport	652,265	0.0
204,184		Tabcorp Holdings Ltd.	692,409	0.0
452,773		Telstra Corp., Ltd.	1,096,016	0.1
41,333	(3)	TPG Telecom Ltd.	175,614	0.0
242,515		Transurban Group - Stapled Security	2,138,644	0.1
83,009		Treasury Wine Estates Ltd.	1,084,532	0.1
370,245		Vicinity Centres	688,174	0.0
124,221		Wesfarmers Ltd.	3,980,639	0.2
217,573		Westfield Corp.	1,427,090	0.1
371,774		Westpac Banking Corp.	8,234,578	0.5
103,276		Woodside Petroleum Ltd.	2,342,020	0.1
141,884		Woolworths Group Ltd	2,879,822	0.2
			106,522,382	6.4

		Austria: 0.3%
8,860		Andritz AG	495,434	0.0
32,572	(2)	Erste Group Bank AG	1,637,505	0.1
15,943	(2)	OMV AG	929,909	0.1
15,667	(2)	Raiffeisen International Bank Holding AG	610,224	0.0
12,031		Voestalpine AG	631,113	0.1
			4,304,185	0.3

		Belgium: 1.1%
21,565		Ageas	1,112,854	0.1
83,962		Anheuser-Busch InBev SA/NV	9,231,360	0.5
16,487		Proximus SADP	512,617	0.0
7,534		Colruyt S.A.	417,004	0.0
8,628		Groupe Bruxelles Lambert S.A.	986,815	0.1
27,720		KBC Group NV	2,413,830	0.1
8,188		Solvay S.A.	1,137,967	0.1
6,246	(2)	Telenet Group Holding NV	417,513	0.0
14,060		UCB S.A.	1,145,024	0.1
22,367		Umicore SA	1,184,897	0.1
			18,559,881	1.1

		China: 0.1%
408,417		BOC Hong Kong Holdings Ltd.	2,003,604	0.1
82,000		Minth Group Ltd.	376,224	0.0
			2,379,828	0.1

		Denmark: 1.8%
428		AP Moller - Maersk A/S - Class A	630,545	0.0
695		AP Moller - Maersk A/S - Class B	1,084,603	0.1
11,819	(3)	Carlsberg A/S	1,411,125	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
10,817		Chr Hansen Holding A/S	$936,181	0.1
13,278		Coloplast A/S	1,126,199	0.1
79,367		Danske Bank A/S	2,973,746	0.2
21,721		DSV A/S	1,714,837	0.1
6,273	(2)	Genmab A/S	1,351,486	0.1
7,411		H Lundbeck A/S	416,250	0.0
17,806		ISS A/S	661,305	0.0
204,544		Novo Nordisk A/S	10,060,672	0.6
25,968		Novozymes A/S	1,351,901	0.1
20,865	(4)	Orsted A/S	1,357,517	0.1
11,907		Pandora A/S	1,288,291	0.1
92,066	(2)	TDC A/S	762,913	0.0
11,624		Tryg A/S	270,829	0.0
23,988		Vestas Wind Systems A/S	1,716,388	0.1
12,043	(2)	William Demant Holding A/S	448,605	0.0
			29,563,393	1.8

		Finland: 1.0%
16,889		Elisa OYJ	763,880	0.0
47,192	(3)	Fortum OYJ	1,013,826	0.1
37,108		Kone OYJ	1,851,983	0.1
12,339	(3)	Metso OYJ	389,302	0.0
14,241		Neste Oyj	991,246	0.1
472,273		Nokia OYJ - Finland	2,607,950	0.1
172,697		Nokia OYJ - France	953,802	0.1
12,266		Nokian Renkaat OYJ	557,054	0.0
11,161		Orion Oyj	341,667	0.0
49,292		Sampo OYJ	2,746,194	0.2
58,660	(3)	Stora Enso OYJ (Euro Denominated Security)	1,078,546	0.1
58,314	(3)	UPM-Kymmene OYJ	2,161,926	0.1
48,690		Wartsila OYJ	1,075,823	0.1
			16,533,199	1.0

		France: 9.8%
19,953		Accor S.A.	1,077,959	0.1
3,211		Aeroports de Paris	699,555	0.0
47,846		Air Liquide SA	5,871,555	0.4
17,996		Alstom SA	811,665	0.1
5,988	(2),(4)	Amundi SA	480,880	0.0
7,451	(2)	Arkema SA	972,721	0.1
9,829	(2)	Atos SE	1,346,665	0.1
215,031		AXA S.A.	5,716,177	0.3
3,975		BioMerieux	327,380	0.0
124,281		BNP Paribas	9,216,777	0.6
93,619		Bollore SA	499,401	0.0
22,950		Bouygues SA	1,150,674	0.1
29,468	(2)	Bureau Veritas SA	765,994	0.1
17,937		Capgemini SE	2,238,083	0.1
62,331		Carrefour S.A.	1,292,740	0.1
5,716		Casino Guichard Perrachon S.A.	279,963	0.0
55,502		Cie de Saint-Gobain	2,930,788	0.2
19,362		Cie Generale des Etablissements Michelin	2,866,406	0.2
17,592	(2)	CNP Assurances	444,097	0.0
124,129		Credit Agricole SA	2,023,927	0.1
65,822		Danone	5,337,003	0.3
247		Dassault Aviation SA	471,873	0.0
14,200		Dassault Systemes SE	1,931,109	0.1
23,374		Edenred	813,008	0.1
7,197	(2)	Eiffage SA	819,676	0.1
62,008		Electricite de France SA	897,787	0.1
201,554		Engie SA	3,365,651	0.2
23,023		Essilor International Cie Generale d'Optique SA	3,105,821	0.2
4,977		Eurazeo SA	458,266	0.0
1,211	(2)	Eurofins Scientific SE	638,166	0.0
19,577		Eutelsat Communications	388,025	0.0
7,753	(2)	Faurecia	627,343	0.0
3,587	(2)	Fonciere Des Regions	395,712	0.0
5,018		Gecina S.A.	870,782	0.1
51,728		Getlink SE	738,326	0.1
3,399		Hermes International	2,014,765	0.1
3,922	(2)	ICADE	380,766	0.0
2,946		Iliad SA	609,894	0.0
3,926	(2)	Imerys SA	381,544	0.0
6,149	(2)	Ingenico Group SA	499,097	0.0
3,902	(2)	Ipsen SA	606,511	0.0
8,031		JC Decaux SA	279,282	0.0
24,150	(3)	Klepierre SA	973,420	0.1
13,781		Lagardere SCA	393,643	0.0
29,259		Legrand S.A.	2,295,684	0.1
28,072		L'Oreal S.A.	6,340,310	0.4
30,903		LVMH Moet Hennessy Louis Vuitton SE	9,523,486	0.6
101,393	(2)	Natixis SA	831,961	0.1
222,093		Orange SA	3,775,107	0.2
23,510		Pernod Ricard SA	3,912,499	0.2
59,860		Peugeot S.A.	1,441,393	0.1
8,392		Kering	4,024,952	0.2
21,973		Publicis Groupe	1,530,021	0.1
2,544		Remy Cointreau SA	362,886	0.0
21,209		Renault S.A.	2,573,668	0.2
33,276	(2)	Rexel SA	563,687	0.0
35,019		Safran S.A.	3,716,559	0.2
125,378		Sanofi	10,060,352	0.6
62,879		Schneider Electric SE	5,537,217	0.3
17,282		SCOR SE	705,542	0.0
2,395		SEB SA	458,092	0.0
3,193	(2)	Societe BIC S.A.	317,646	0.0
85,141		Societe Generale	4,624,045	0.3
10,170		Sodexo SA	1,023,592	0.1
37,448		SUEZ	542,620	0.0
5,784		Teleperformance	896,965	0.1
11,775		Thales S.A.	1,434,472	0.1
259,756	(3)	Total SA	14,889,148	0.9
8,580	(2)	UbiSoft Entertainment	726,144	0.0
10,994	(3)	Unibail-Rodamco SE	2,511,292	0.2
26,388		Valeo SA	1,745,571	0.1
53,146		Veolia Environnement	1,262,611	0.1
56,618		Vinci SA	5,576,602	0.3
116,561		Vivendi SA	3,022,992	0.2
3,210		Wendel	500,543	0.0
			164,738,536	9.8

		Germany: 8.9%
20,720		Adidas AG	5,041,128	0.3
49,331		Allianz SE	11,151,639	0.7
4,216		Axel Springer AG	352,682	0.0
101,424		BASF SE	10,286,164	0.6

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
91,089		Bayer AG	$10,268,815	0.6
37,012		Bayerische Motoren Werke AG	4,025,790	0.2
11,166		Beiersdorf AG	1,265,417	0.1
17,114		Brenntag AG	1,018,834	0.1
115,757	(2)	Commerzbank AG	1,502,796	0.1
12,289		Continental AG	3,394,367	0.2
17,786	(4)	Covestro AG	1,751,338	0.1
106,129		Daimler AG	9,042,204	0.5
227,925		Deutsche Bank AG	3,179,663	0.2
21,308		Deutsche Boerse AG	2,912,878	0.2
26,893		Deutsche Lufthansa AG	859,704	0.1
108,121		Deutsche Post AG	4,735,631	0.3
363,642		Deutsche Telekom AG	5,949,445	0.4
38,401		Deutsche Wohnen SE	1,791,791	0.1
5,166		Drillisch AG	348,561	0.0
243,559		E.ON AG	2,706,453	0.2
18,108		Evonik Industries AG	638,550	0.0
4,288		Fraport AG Frankfurt Airport Services Worldwide	423,193	0.0
45,744		Fresenius SE & Co. KGaA	3,497,810	0.2
23,731		Fresenius Medical Care AG & Co. KGaA	2,423,715	0.1
19,924		GEA Group AG	847,304	0.1
6,478		Hannover Rueck SE	883,808	0.1
16,242		HeidelbergCement AG	1,595,648	0.1
11,432		Henkel AG & Co. KGaA	1,440,247	0.1
2,221		Hochtief AG	415,170	0.0
7,317		Hugo Boss AG	637,435	0.0
125,171		Infineon Technologies AG	3,366,256	0.2
15,504	(4)	Innogy SE	734,879	0.0
21,319		K+S AG	615,737	0.0
7,007		KION Group AG	654,179	0.0
10,102		LANXESS AG	774,381	0.1
20,389	(2)	Linde AG	4,308,390	0.3
3,656		MAN SE	426,325	0.0
14,270		Merck KGaA	1,369,178	0.1
19,808	(3)	METRO AG	350,410	0.0
5,034		MTU Aero Engines AG	848,420	0.1
17,236		Muenchener Rueckversicherungs-Gesellschaft AG	4,008,089	0.2
10,172		Osram Licht AG	748,530	0.0
25,796		ProSiebenSat.1 Media SE	893,484	0.1
56,164	(2)	RWE AG	1,388,275	0.1
108,343		SAP SE	11,374,062	0.7
84,239		Siemens AG	10,748,681	0.6
16,462	(2),(4)	Siemens Healthineers AG	676,540	0.0
13,572		Symrise AG	1,092,811	0.1
80,562		Telefonica Deutschland Holding AG	378,554	0.0
47,826		ThyssenKrupp AG	1,248,839	0.1
50,449		TUI AG	1,081,806	0.1
20,911	(2)	Uniper SE	637,266	0.0
14,023		United Internet AG	883,599	0.1
3,477		Volkswagen AG	695,924	0.0
51,949	(2)	Vonovia SE	2,576,144	0.2
12,704		Wirecard AG	1,505,955	0.1
11,226	(2),(4)	Zalando SE	612,589	0.0
			148,387,483	8.9

		Hong Kong: 3.2%
1,326,499		AIA Group Ltd.	11,339,813	0.7
31,600		ASM Pacific Technology Ltd.	445,191	0.0
134,552		Bank of East Asia Ltd.	539,136	0.0
287,199		CK Asset Holdings Ltd.	2,423,693	0.2
295,199		CK Hutchison Holdings Ltd.	3,546,896	0.2
73,402		CK Infrastructure Holdings Ltd.	601,625	0.0
177,865		CLP Holdings Ltd.	1,813,513	0.1
251,541		First Pacific Co.	136,706	0.0
261,159		Galaxy Entertainment Group Ltd.	2,397,097	0.2
91,000		Hang Lung Group Ltd.	298,433	0.0
222,823		Hang Lung Properties Ltd.	522,971	0.0
83,936		Hang Seng Bank Ltd.	1,950,219	0.1
135,554		Henderson Land Development Co., Ltd.	888,838	0.1
294,000	(4)	HK Electric Investments & HK Electric Investments Ltd.	285,088	0.0
418,867		HKT Trust / HKT Ltd.	528,101	0.0
933,677		Hong Kong & China Gas	1,924,085	0.1
128,688		Hong Kong Exchanges and Clearing Ltd.	4,238,604	0.3
150,845		Power Assets Holdings Ltd.	1,347,556	0.1
127,433		Hongkong Land Holdings Ltd. - HKHGF	880,436	0.1
76,644		Hysan Development Co., Ltd.	406,738	0.0
24,004		Jardine Matheson Holdings Ltd.	1,479,278	0.1
24,600		Jardine Strategic Holdings Ltd	945,715	0.1
82,060		Kerry Properties Ltd.	371,074	0.0
434,000		Kingston Financial Group Ltd.	195,227	0.0
668,194		Li & Fung Ltd.	329,404	0.0
246,532		Link REIT	2,113,204	0.1
25,815		Melco Resorts & Entertainment Ltd ADR	748,119	0.0
157,644		MTR Corp.	850,987	0.1
606,094		New World Development Ltd.	863,838	0.1
159,660		NWS Holdings Ltd.	290,814	0.0
408,000		PCCW Ltd.	236,790	0.0
151,385		Shangri-La Asia Ltd.	307,381	0.0
342,626		Sino Land Co.	555,346	0.0
159,471		Sun Hung Kai Properties Ltd.	2,531,279	0.2
55,620		Swire Pacific Ltd.	563,241	0.0
135,425		Swire Properties Ltd.	476,314	0.0
154,500		Techtronic Industries Co., Ltd.	906,775	0.1
935,000	(4)	WH Group Ltd.	1,001,839	0.1
135,857		Wharf Holdings Ltd.	470,376	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
135,857	(2)	Wharf Real Estate Investment Co. Ltd.	$888,014	0.1
92,504		Wheelock & Co., Ltd.	678,521	0.0
81,449		Yue Yuen Industrial Holdings	326,323	0.0
			53,644,598	3.2

		Ireland: 0.4%
85,419		AIB Group PLC	514,168	0.0
102,169	(2)	Bank of Ireland Group PLC	895,297	0.0
31,827		CRH PLC	1,078,043	0.1
9,808		DCC PLC	903,679	0.1
49,572		James Hardie Industries SE	879,784	0.0
7,297		Kerry Group PLC - KYG	739,837	0.0
10,633		Kerry Group PLC - KYGA	1,074,800	0.1
9,080		Paddy Power Betfair PLC	932,345	0.1
2,200	(2)	Ryanair Holdings PLC ADR	270,270	0.0
			7,288,223	0.4

		Israel: 0.4%
3,895		Azrieli Group Ltd.	187,236	0.0
121,803		Bank Hapoalim BM	837,629	0.1
168,103		Bank Leumi Le-Israel BM	1,015,417	0.1
244,825		Bezeq Israeli Telecommunication Corp., Ltd.	313,793	0.0
14,503	(2)	Check Point Software Technologies	1,440,728	0.1
2,247		Elbit Systems Ltd.	270,561	0.0
4,033		Frutarom Industries Ltd.	370,825	0.0
62,295		Israel Chemicals Ltd.	264,461	0.0
11,433		Mizrahi Tefahot Bank Ltd.	219,010	0.0
7,313		Nice Ltd.	683,299	0.0
101,291		Teva Pharmaceutical Industries Ltd. ADR	1,731,063	0.1
			7,334,022	0.4

		Italy: 2.1%
134,443		Assicurazioni Generali S.p.A.	2,584,298	0.2
47,654		Atlantia S.p.A	1,476,626	0.1
56,372		Davide Campari-Milano SpA	426,783	0.0
879,752		Enel S.p.A.	5,383,396	0.3
283,790		ENI S.p.A.	4,999,040	0.3
13,779		Ferrari NV	1,656,399	0.1
45,220		Leonardo SpA	522,976	0.0
1,486,766		Intesa Sanpaolo SpA	5,413,328	0.3
91,434		Intesa Sanpaolo SpA - ISPR	346,337	0.0
18,864		Luxottica Group S.p.A.	1,171,920	0.1
64,101		Mediobanca S.p.A.	753,598	0.1
57,041	(4)	Poste Italiane SpA	521,033	0.0
21,948		Prysmian SpA	689,215	0.0
10,260		Recordati S.p.A.	378,547	0.0
271,953		Snam SpA	1,250,117	0.1
1,227,210	(2)	Telecom Italia S.p.A. - TIT	1,165,230	0.1
679,976		Telecom Italia S.p.A. - TITR	566,130	0.0
168,822		Terna Rete Elettrica Nazionale SpA	986,578	0.1
219,836	(2)	UniCredit SpA	4,594,827	0.3
122,637		UnipolSai Assicurazioni SpA	291,599	0.0
			35,177,977	2.1

		Japan: 23.9%
3,200		ABC-Mart, Inc.	210,732	0.0
44,443	(2),(3)	Acom Co., Ltd.	199,576	0.0
69,880	(3)	Aeon Co., Ltd.	1,242,812	0.1
13,498		AEON Financial Service Co., Ltd.	312,981	0.0
13,842		Aeon Mall Co., Ltd.	291,128	0.0
17,143		Air Water, Inc.	335,087	0.0
19,511		Aisin Seiki Co., Ltd.	1,064,773	0.1
60,028		Ajinomoto Co., Inc.	1,090,123	0.1
21,468		Alfresa Holdings Corp.	484,764	0.0
12,389	(3)	ANA Holdings, Inc.	480,076	0.0
20,800	(3)	Alps Electric Co., Ltd.	514,887	0.0
37,989		Amada Holdings Co., Ltd.	461,774	0.0
12,768		Aozora Bank Ltd.	512,461	0.0
22,021		Asahi Glass Co., Ltd.	922,839	0.1
42,358		Asahi Group Holdings, Ltd.	2,277,955	0.1
140,653		Asahi Kasei Corp.	1,879,946	0.1
17,249		Asics Corp.	321,279	0.0
226,820		Astellas Pharma, Inc.	3,469,437	0.2
6,911		Bank of Kochi Ltd./The	391,633	0.0
7,937		Benesse Holdings, Inc.	288,743	0.0
71,643		Bridgestone Corp.	3,151,851	0.2
26,286		Brother Industries Ltd.	609,505	0.0
9,301	(3)	Calbee, Inc.	316,047	0.0
117,893		Canon, Inc.	4,276,958	0.3
22,087	(3)	Casio Computer Co., Ltd.	329,004	0.0
15,928		Central Japan Railway Co.	3,039,742	0.2
76,266		Chiba Bank Ltd.	623,546	0.0
72,042		Chubu Electric Power Co., Inc.	1,033,928	0.1
24,506		Chugai Pharmaceutical Co., Ltd.	1,244,129	0.1
32,572	(3)	Chugoku Electric Power Co., Inc.	397,913	0.0
13,900		Coca-Cola Bottlers Japan, Inc.	574,036	0.0
127,909		Concordia Financial Group Ltd.	722,234	0.1
17,324		Credit Saison Co., Ltd.	289,962	0.0
11,700	(2)	CYBERDYNE, Inc.	167,793	0.0
29,874		Dai Nippon Printing Co., Ltd.	620,809	0.0
30,884		Daicel Corp.	339,136	0.0
10,700		Daifuku Co., Ltd.	634,376	0.0
119,183		Dai-ichi Life Holdings, Inc.	2,200,294	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
63,093		Daiichi Sankyo Co., Ltd.	$2,116,509	0.1
26,098		Daikin Industries Ltd.	2,899,309	0.2
18,109	(3)	Sumitomo Dainippon Pharma Co. Ltd.	302,520	0.0
7,781		Daito Trust Construction Co., Ltd.	1,324,847	0.1
63,054		Daiwa House Industry Co., Ltd.	2,429,050	0.2
189		Daiwa House REIT Investment Corp.	456,982	0.0
182,121		Daiwa Securities Group, Inc.	1,172,111	0.1
11,200	(3)	Dena Co., Ltd.	203,983	0.0
52,567		Denso Corp.	2,891,421	0.2
23,903		Dentsu, Inc.	1,056,343	0.1
3,000		Disco Corp.	641,230	0.0
13,642		Don Quijote Holdings Co. Ltd.	781,827	0.1
36,033		East Japan Railway Co.	3,368,865	0.2
27,479		Eisai Co., Ltd.	1,769,280	0.1
16,742		Electric Power Development Co., Ltd.	431,541	0.0
9,038		FamilyMart UNY Holdings Co., Ltd.	753,019	0.1
21,293		Fanuc Ltd.	5,479,821	0.3
5,842		Fast Retailing Co., Ltd.	2,346,925	0.2
62,617		Fuji Electric Holdings Co., Ltd.	431,412	0.0
67,635		Subaru Corp.	2,238,906	0.1
45,060		Fuji Film Holdings Corp.	1,799,412	0.1
212,135		Fujitsu Ltd.	1,289,130	0.1
85,719		Fukuoka Financial Group, Inc.	469,584	0.0
44,147		Hachijuni Bank Ltd.	239,926	0.0
20,000		Hakuhodo DY Holdings, Inc.	276,083	0.0
16,442		Hamamatsu Photonics KK	632,535	0.0
27,157		Hankyu Hanshin Holdings, Inc.	1,017,139	0.1
2,100		Hikari Tsushin, Inc.	338,743	0.0
29,232		Hino Motors Ltd.	380,146	0.0
3,864		Hirose Electric Co., Ltd.	533,804	0.0
6,429		Hisamitsu Pharmaceutical Co., Inc.	496,983	0.0
12,000		Hitachi Chemical Co., Ltd.	268,080	0.0
12,410		Hitachi Construction Machinery Co., Ltd.	481,718	0.0
7,200		Hitachi High-Technologies Corp.	342,278	0.0
535,956		Hitachi Ltd.	3,903,693	0.2
23,510		Hitachi Metals Ltd.	276,308	0.0
183,842		Honda Motor Co., Ltd.	6,363,984	0.4
5,400		Hoshizaki Corp.	481,416	0.0
42,337		Hoya Corp.	2,138,553	0.1
14,844		Idemitsu Kosan Co., Ltd.	567,943	0.0
16,742		IHI Corp.	522,333	0.0
16,091		Iida Group Holdings Co. Ltd.	300,784	0.0
105,016		Inpex Corp.	1,303,179	0.1
38,166	(3)	Isetan Mitsukoshi Holdings Ltd.	422,331	0.0
62,468		Isuzu Motors Ltd.	957,102	0.1
166,416		Itochu Corp.	3,249,634	0.2
27,152		J Front Retailing Co., Ltd.	458,580	0.0
12,378		Japan Airlines Co. Ltd.	503,985	0.0
4,600		Japan Airport Terminal Co., Ltd.	178,600	0.0
44,300		Japan Post Bank Co. Ltd.	601,192	0.0
170,900		Japan Post Holdings Co. Ltd.	2,076,849	0.1
96		Japan Prime Realty Investment Corp.	348,770	0.0
138		Japan Real Estate Investment Corp.	717,351	0.1
289		Japan Retail Fund Investment Corp.	560,411	0.0
119,802		Japan Tobacco, Inc.	3,422,386	0.2
58,002		JFE Holdings, Inc.	1,169,979	0.1
23,039	(3)	JGC Corp.	501,618	0.0
29,292		LIXIL Group Corp.	649,775	0.0
22,035		JSR Corp.	495,918	0.0
24,565		JTEKT Corp.	361,960	0.0
341,664		JXTG Holdings, Inc.	2,082,982	0.1
98,909		Kajima Corp.	929,880	0.1
15,323	(3)	Kakaku.com, Inc.	271,177	0.0
13,260		Kamigumi Co., Ltd.	297,248	0.0
28,000		Kaneka Corp.	278,532	0.0
77,662		Kansai Electric Power Co., Inc.	1,015,398	0.1
22,853	(3)	Kansai Paint Co., Ltd.	534,148	0.0
54,475		Kao Corp.	4,089,629	0.3
15,353		Kawasaki Heavy Industries Ltd.	495,435	0.0
198,901		KDDI Corp.	5,122,582	0.3
10,000	(3)	Keihan Holdings Co., Ltd.	310,249	0.0
26,108	(3)	Keikyu Corp.	458,895	0.0
13,268	(3)	Keio Corp.	571,855	0.0
15,898		Keisei Electric Railway Co., Ltd.	489,360	0.0
10,744		Keyence Corp.	6,711,327	0.4
16,834		Kikkoman Corp.	682,490	0.1
20,697		Kintetsu Group Holdings Co., Ltd.	813,216	0.1
91,556		Kirin Holdings Co., Ltd.	2,437,412	0.2
35,376	(2)	Kobe Steel Ltd.	350,906	0.0
12,200		Koito Manufacturing Co., Ltd.	851,978	0.1
101,983		Komatsu Ltd.	3,416,325	0.2
10,866		Konami Holdings Corp.	553,372	0.0
49,323		Konica Minolta, Inc.	419,293	0.0
3,200		Kose Corp.	672,713	0.1
116,522		Kubota Corp.	2,054,004	0.1
40,567		Kuraray Co., Ltd.	703,363	0.1
11,348		Kurita Water Industries, Ltd.	366,346	0.0
35,594		Kyocera Corp.	2,018,112	0.1
28,614		Kyowa Hakko Kirin Co., Ltd.	621,426	0.0
47,860		Kyushu Electric Power Co., Inc.	578,030	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
35,700		Kyushu Financial Group, Inc.	$178,300	0.0
15,400		Kyushu Railway Co.	480,430	0.0
5,564		Lawson, Inc.	380,367	0.0
4,400	(2)	LINE Corp.	173,163	0.0
24,700		Lion Corp.	506,888	0.0
22,100		M3, Inc.	1,015,449	0.1
5,100		Mabuchi Motor Co., Ltd.	253,714	0.0
25,008		Makita Corp.	1,238,750	0.1
181,056		Marubeni Corp.	1,322,168	0.1
22,319	(3)	Marui Group Co., Ltd.	450,071	0.0
5,500	(3)	Maruichi Steel Tube Ltd.	167,611	0.0
61,466		Mazda Motor Corp.	822,035	0.1
6,300		McDonald's Holdings Co. Japan Ltd.	298,152	0.0
100,262		Mebuki Financial Group, Inc.	389,457	0.0
17,800		Medipal Holdings Corp.	371,504	0.0
12,788		MEIJI Holdings Co., Ltd.	982,335	0.1
40,800		Minebea Co., Ltd.	877,270	0.1
29,300		Misumi Group, Inc.	811,482	0.1
165,993		Mitsubishi Corp.	4,468,376	0.3
212,561		Mitsubishi Electric Corp.	3,449,982	0.2
137,927		Mitsubishi Estate Co., Ltd.	2,310,476	0.1
34,619		Mitsubishi Heavy Industries Ltd.	1,334,874	0.1
73,415		Mitsubishi Motors Corp.	525,028	0.0
1,310,106		Mitsubishi UFJ Financial Group, Inc.	8,706,463	0.5
54,376		Mitsubishi UFJ Lease & Finance Co., Ltd.	325,742	0.0
148,648		Mitsubishi Chemical Holdings Corp.	1,447,307	0.1
19,439		Mitsubishi Gas Chemical Co., Inc.	469,117	0.0
12,651		Mitsubishi Materials Corp.	375,006	0.0
25,413		Mitsubishi Tanabe Pharma Corp.	513,427	0.0
187,901		Mitsui & Co., Ltd.	3,233,375	0.2
21,014		Mitsui Chemicals, Inc.	667,178	0.1
98,619		Mitsui Fudosan Co., Ltd.	2,380,786	0.2
12,493		Mitsui OSK Lines Ltd.	354,773	0.0
51,654		MS&AD Insurance Group Holdings, Inc.	1,604,555	0.1
4,900		Mixi, Inc.	183,332	0.0
2,642,061		Mizuho Financial Group, Inc.	4,814,835	0.3
21,048		Murata Manufacturing Co., Ltd.	2,905,301	0.2
12,521		Nabtesco Corp.	487,672	0.0
20,200	(3)	Nagoya Railroad Co., Ltd.	515,445	0.0
21,693		Namco Bandai Holdings, Inc.	702,066	0.1
28,620		NEC Corp.	804,480	0.1
42,200	(2)	Nexon Co. Ltd.	715,446	0.1
28,769		NGK Insulators Ltd.	498,336	0.0
18,185		NGK Spark Plug Co., Ltd.	438,187	0.0
26,392		Nidec Corp.	4,061,960	0.3
38,269		Nikon Corp.	691,745	0.1
12,494		Nintendo Co., Ltd.	5,550,751	0.3
175		Nippon Prologis REIT, Inc.	380,090	0.0
147		Nippon Building Fund, Inc.	815,384	0.1
9,082		Nippon Electric Glass Co., Ltd.	263,271	0.0
9,322		Nippon Express Co., Ltd.	616,781	0.0
9,710		NH Foods Ltd.	398,679	0.0
17,817		Nippon Paint Holdings Co., Ltd.	656,256	0.1
83,680		Nippon Steel & Sumitomo Metal Corp.	1,837,188	0.1
76,198		Nippon Telegraph & Telephone Corp.	3,554,871	0.2
17,803		Nippon Yusen KK	349,543	0.0
12,800		Nissan Chemical Industries Ltd.	531,731	0.0
251,792		Nissan Motor Co., Ltd.	2,599,033	0.2
22,867		Nisshin Seifun Group, Inc.	454,387	0.0
6,917		Nissin Food Products Co., Ltd.	479,905	0.0
8,806		Nitori Co., Ltd.	1,544,273	0.1
18,342		Nitto Denko Corp.	1,386,272	0.1
38,713		Sompo Holdings, Inc.	1,559,865	0.1
9,800		NOK Corp.	191,371	0.0
402,026		Nomura Holdings, Inc.	2,344,341	0.2
13,445		Nomura Real Estate Holdings, Inc.	315,706	0.0
15,156		Nomura Research Institute Ltd.	716,107	0.1
432		Nomura Real Estate Master Fund, Inc.	601,222	0.0
42,649		NSK Ltd.	573,768	0.0
70,920		NTT Data Corp.	745,210	0.1
149,054		NTT DoCoMo, Inc.	3,799,899	0.2
73,115		Obayashi Corp.	805,425	0.1
6,300		Obic Co., Ltd.	530,888	0.0
32,827	(3)	Odakyu Electric Railway Co., Ltd.	668,736	0.1
90,826		Oji Holdings Corp.	585,397	0.0
32,257		Olympus Corp.	1,233,478	0.1
21,523		Omron Corp.	1,258,160	0.1
44,990		Ono Pharmaceutical Co., Ltd.	1,431,438	0.1
3,700		Oracle Corp. Japan	307,078	0.0
24,080		Oriental Land Co., Ltd.	2,463,797	0.2
146,063		ORIX Corp.	2,617,591	0.2
42,765		Osaka Gas Co., Ltd.	850,551	0.1
59,114		Osaka Securities Exchange Co. Ltd.	1,106,859	0.1
11,722		Otsuka Corp.	597,620	0.0
42,846		Otsuka Holdings Co. Ltd.	2,149,142	0.1
242,931		Panasonic Corp.	3,488,609	0.2
11,799		Park24 Co., Ltd.	321,964	0.0
17,200		Persol Holdings Co. Ltd	499,775	0.0
9,600		Pola Orbis Holdings, Inc.	400,197	0.0
103,070		Rakuten, Inc.	851,732	0.1
121,800		Recruit Holdings Co. Ltd.	3,052,749	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
70,500	(2)	Renesas Electronics Corp.	$708,721	0.1
245,813		Resona Holdings, Inc.	1,321,233	0.1
74,832	(3)	Ricoh Co., Ltd.	739,252	0.1
3,566		Rinnai Corp.	339,141	0.0
10,250		Rohm Co., Ltd.	972,939	0.1
2,600		Ryohin Keikaku Co., Ltd.	868,636	0.1
4,488		Sankyo Co., Ltd.	157,001	0.0
42,045		Santen Pharmaceutical Co., Ltd.	704,085	0.1
23,770		SBI Holdings, Inc.	558,500	0.0
23,106		Secom Co., Ltd.	1,721,055	0.1
20,010		Sega Sammy Holdings, Inc.	324,209	0.0
19,300		Seibu Holdings, Inc.	338,377	0.0
31,416		Seiko Epson Corp.	544,434	0.0
44,419		Sekisui Chemical Co., Ltd.	778,974	0.1
63,185		Sekisui House Ltd.	1,156,146	0.1
82,571		Seven & I Holdings Co., Ltd.	3,536,709	0.2
67,807		Seven Bank Ltd.	217,528	0.0
16,600	(2),(3)	Sharp Corp.	497,157	0.0
26,172		Shimadzu Corp.	721,957	0.1
2,461		Shimamura Co., Ltd.	306,858	0.0
8,055		Shimano, Inc.	1,162,387	0.1
63,692		Shimizu Corp.	568,180	0.0
42,889		Shin-Etsu Chemical Co., Ltd.	4,473,716	0.3
18,894	(3)	Shinsei Bank Ltd.	293,104	0.0
32,732		Shionogi & Co., Ltd.	1,704,471	0.1
42,062		Shiseido Co., Ltd.	2,701,097	0.2
57,181		Shizuoka Bank Ltd.	549,882	0.0
30,364		Hulic Co. Ltd.	330,897	0.0
22,519		Showa Shell Sekiyu KK	306,550	0.0
6,336		SMC Corp.	2,577,479	0.2
90,846		SoftBank Group Corp.	6,776,318	0.4
7,400		Sohgo Security Services Co., Ltd.	363,662	0.0
138,970		Sony Corp.	6,837,367	0.4
18,698		Sony Financial Holdings, Inc.	341,428	0.0
16,988		Stanley Electric Co., Ltd.	637,843	0.0
20,000		Start Today Co. Ltd.	520,550	0.0
25,400		Sumco Corp.	663,386	0.1
171,171		Sumitomo Chemical Co., Ltd.	993,083	0.1
129,455		Sumitomo Corp.	2,168,699	0.1
83,333		Sumitomo Electric Industries Ltd.	1,273,620	0.1
12,796		Sumitomo Heavy Industries	488,902	0.0
27,780		Sumitomo Metal Mining Co., Ltd.	1,149,026	0.1
147,551		Sumitomo Mitsui Financial Group, Inc.	6,259,745	0.4
36,885		Sumitomo Mitsui Trust Holdings, Inc.	1,507,827	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,475,832	0.1
19,059		Sumitomo Rubber Industries, Inc.	351,397	0.0
7,600		Sundrug Co., Ltd.	355,725	0.0
15,234		Suntory Beverage & Food Ltd.	741,599	0.1
20,261	(3)	Suruga Bank Ltd.	284,345	0.0
8,617		Suzuken Co., Ltd.	362,590	0.0
37,944	(3)	Suzuki Motor Corp.	2,060,107	0.1
17,338		Sysmex Corp.	1,575,364	0.1
57,611		T&D Holdings, Inc.	916,371	0.1
13,700		Taiheiyo Cement Corp.	492,095	0.0
22,961		Taisei Corp.	1,177,663	0.1
3,600		Taisho Pharmaceutical Holdings Co. Ltd.	355,922	0.0
14,325		Taiyo Nippon Sanso Corp.	217,052	0.0
33,689		Takashimaya Co., Ltd.	323,842	0.0
78,762		Takeda Pharmaceutical Co., Ltd.	3,840,534	0.2
13,312		TDK Corp.	1,185,949	0.1
21,101		Teijin Ltd.	400,970	0.0
35,764		Terumo Corp.	1,860,151	0.1
13,878		THK Co., Ltd.	577,323	0.0
21,985		Tobu Railway Co., Ltd.	671,739	0.1
12,900		Toho Co., Ltd.	429,376	0.0
7,400		Toho Gas Co., Ltd.	231,297	0.0
50,813		Tohoku Electric Power Co., Inc.	691,222	0.1
73,888		Tokio Marine Holdings, Inc.	3,350,293	0.2
158,166	(2)	Tokyo Electric Power Co., Inc.	619,533	0.0
17,465		Tokyo Electron Ltd.	3,230,870	0.2
43,672		Tokyo Gas Co., Ltd.	1,166,925	0.1
23,211		Tokyo Tatemono Co., Ltd.	351,347	0.0
58,194		Tokyu Corp.	916,397	0.1
58,735		Tokyu Fudosan Holdings Corp.	422,598	0.0
59,432		Toppan Printing Co., Ltd.	488,529	0.0
160,903		Toray Industries, Inc.	1,530,581	0.1
715,619	(2)	Toshiba Corp.	2,087,268	0.1
30,000		Tosoh Corp.	591,615	0.0
15,634		Toto Ltd.	819,702	0.1
18,185		Toyo Seikan Group Holdings, Ltd.	271,347	0.0
10,388		Toyo Suisan Kaisha Ltd.	410,498	0.0
5,700		Toyoda Gosei Co., Ltd.	132,009	0.0
17,905		Toyota Industries Corp.	1,082,435	0.1
286,658		Toyota Motor Corp.	18,613,175	1.1
24,754		Toyota Tsusho Corp.	836,549	0.1
12,453		Trend Micro, Inc.	734,376	0.1
3,800		Tsuruha Holdings, Inc.	546,907	0.0
44,578		Unicharm Corp.	1,285,788	0.1
319		United Urban Investment Corp.	499,711	0.0
24,926		USS Co., Ltd.	510,171	0.0
18,221		West Japan Railway Co.	1,291,810	0.1
157,844	(3)	Yahoo! Japan Corp.	738,851	0.1
12,185		Yakult Honsha Co., Ltd.	913,377	0.1
72,937	(3)	Yamada Denki Co., Ltd.	443,217	0.0
22,000	(3)	Yamaguchi Financial Group, Inc.	272,248	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
18,607		Yamaha Corp.	$817,308	0.1
30,904		Yamaha Motor Co., Ltd.	919,455	0.1
38,901		Yamato Holdings Co., Ltd.	977,822	0.1
13,400		Yamazaki Baking Co., Ltd.	280,735	0.0
27,442		Yaskawa Electric Corp.	1,244,647	0.1
24,973		Yokogawa Electric Corp.	506,332	0.0
12,769		Yokohama Rubber Co., Ltd.	295,938	0.0
			399,850,514	23.9

		Luxembourg: 0.1%
4,218		RTL Group SA	350,196	0.0
169		SES S.A. - France	2,291	0.0
40,313	(2)	SES S.A. - Luxembourg	545,676	0.0
52,721		Tenaris S.A.	911,340	0.1
			1,809,503	0.1

		Macau: 0.2%
105,668	(3)	MGM China Holdings Ltd.	274,831	0.0
269,602		Sands China Ltd.	1,465,107	0.1
210,365		SJM Holdings Ltd.	184,299	0.0
177,679		Wynn Macau Ltd.	651,235	0.1
			2,575,472	0.2

		Mexico: 0.0%
24,630		Fresnillo PLC	439,789	0.0

		Netherlands: 5.9%
43,439	(4)	ABN AMRO Group NV	1,309,833	0.1
199,276		Aegon NV	1,344,480	0.1
15,245	(2)	AerCap Holdings NV	773,226	0.0
64,218		Airbus SE	7,433,738	0.4
27,699		Akzo Nobel NV	2,617,086	0.2
58,259	(2),(3)	Altice NV	481,479	0.0
71,926	(2)	ArcelorMittal	2,284,537	0.1
42,192		ASML Holding NV	8,366,413	0.5
9,783	(3)	Boskalis Westminster NV	286,742	0.0
11,951		EXOR NV	850,723	0.1
12,730		Heineken Holding NV	1,312,584	0.1
28,641		Heineken NV	3,080,458	0.2
430,821		ING Groep NV	7,270,201	0.4
19,791		Koninklijke DSM NV	1,967,167	0.1
380,894		Koninklijke KPN NV	1,145,346	0.1
104,785		Koninklijke Philips NV	4,012,433	0.2
141,579		Koninklijke Ahold Delhaize NV	3,354,849	0.2
7,937		Koninklijke Vopak NV	389,707	0.0
34,408		NN Group NV	1,528,748	0.1
37,667	(2)	NXP Semiconductor NV - NXPI - US	4,407,039	0.3
23,896	(2)	QIAGEN NV	772,519	0.1
12,807	(3)	Randstad Holdings NV	843,470	0.1
108,228		Relx NV	2,243,449	0.1
488,476		Royal Dutch Shell PLC - Class A	15,454,624	0.9
417,916		Royal Dutch Shell PLC - Class B	13,447,853	0.8
179,270		Unilever NV	10,118,985	0.6
32,746		Wolters Kluwer NV	1,741,594	0.1
			98,839,283	5.9

		New Zealand: 0.2%
104,549		Auckland International Airport Ltd.	463,927	0.0
59,018		Fisher & Paykel Healthcare Corp.	565,361	0.1
75,695		Fletcher Building Ltd.	331,897	0.0
56,005		Mercury NZ Ltd.	130,954	0.0
145,412		Meridian Energy Ltd.	300,764	0.0
45,693		Ryman Healthcare Ltd.	351,621	0.0
203,031		Spark New Zealand Ltd.	492,642	0.1
			2,637,166	0.2

		Norway: 0.7%
107,986		DNB ASA	2,127,026	0.1
22,340		Gjensidige Forsikring ASA	410,883	0.0
42,445		Marine Harvest	857,961	0.1
145,417		Norsk Hydro ASA	862,568	0.1
89,213		Orkla ASA	961,448	0.1
10,351		Schibsted ASA - Class B	264,933	0.0
124,790	(3)	Statoil ASA	2,953,526	0.2
82,512		Telenor ASA	1,876,416	0.1
19,842		Yara International ASA	847,851	0.0
			11,162,612	0.7

		Portugal: 0.1%
258,039		EDP - Energias de Portugal SA	980,448	0.0
55,157		Galp Energia SGPS SA	1,040,191	0.1
27,954		Jeronimo Martins SGPS SA	508,444	0.0
			2,529,083	0.1

		Singapore: 1.3%
274,745		Ascendas Real Estate Investment Trust	553,411	0.0
216,642		CapitaLand Commercial Trust	303,686	0.0
298,296		CapitaLand Ltd.	816,881	0.1
294,101		CapitaLand Mall Trust	468,156	0.0
50,981		City Developments Ltd.	507,986	0.0
239,502		ComfortDelgro Corp., Ltd.	375,971	0.0
197,220		DBS Group Holdings Ltd.	4,165,750	0.3
692,212		Genting Singapore PLC	574,137	0.1
849,769		Golden Agri-Resources Ltd.	227,807	0.0
634,473		Hutchison Port Holdings Trust	187,965	0.0
11,170		Jardine Cycle & Carriage Ltd.	295,071	0.0
159,804		Keppel Corp., Ltd.	955,503	0.1
345,922		Oversea-Chinese Banking Corp., Ltd.	3,407,678	0.2
114,394		SembCorp Industries Ltd.	273,571	0.0
61,760		Singapore Airlines Ltd.	513,204	0.0
65,700		SATS Ltd	258,180	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
98,551		Singapore Exchange Ltd.	$556,363	0.1
189,227		Singapore Press Holdings Ltd.	365,100	0.0
896,050		Singapore Telecommunications Ltd.	2,314,228	0.2
178,206		Singapore Technologies Engineering Ltd.	490,229	0.0
47,000		StarHub Ltd.	82,733	0.0
193,200		Suntec Real Estate Investment Trust	280,114	0.0
142,856		United Overseas Bank Ltd.	3,006,007	0.2
39,400		United Overseas Land Ltd.	258,333	0.0
187,876		Wilmar International Ltd.	458,050	0.0
245,100		Yangzijiang Shipbuilding Holdings Ltd.	228,282	0.0
			21,924,396	1.3

		Spain: 3.1%
71,035		Abertis Infraestructuras SA	1,592,459	0.1
26,635		ACS Actividades de Construccion y Servicios SA	1,039,179	0.1
7,463	(4)	Aena SME SA	1,504,867	0.1
48,477		Amadeus IT Group SA	3,587,453	0.2
737,301		Banco Bilbao Vizcaya Argentaria SA	5,839,113	0.4
584,931		Banco de Sabadell SA	1,196,437	0.1
1,783,370		Banco Santander SA	11,672,844	0.7
126,191		Bankia SA	566,088	0.0
75,448		Bankinter S.A.	776,763	0.0
395,728		CaixaBank SA	1,886,698	0.1
24,260		Enagas	664,355	0.0
34,235		Endesa S.A.	754,204	0.0
55,062		Ferrovial SA	1,151,222	0.1
25,047	(3)	Siemens Gamesa Renewable Energy SA	402,580	0.0
37,595		Gas Natural SDG S.A.	897,321	0.1
32,220		Grifols SA	913,465	0.1
647,880		Iberdrola S.A.	4,764,121	0.3
120,029		Industria de Diseno Textil SA	3,773,554	0.2
111,210		Mapfre SA	369,994	0.0
47,982		Red Electrica Corp. SA	990,466	0.1
137,918		Repsol SA	2,451,584	0.1
500,444		Telefonica S.A.	4,957,832	0.3
			51,752,599	3.1

		Sweden: 2.6%
32,452		Alfa Laval AB	769,049	0.1
111,030		Assa Abloy AB	2,406,624	0.2
74,091		Atlas Copco AB - A	3,217,906	0.2
43,299		Atlas Copco AB - B	1,690,638	0.1
30,337		Boliden AB	1,067,511	0.1
26,191		Electrolux AB	827,099	0.1
67,404	(2)	Essity AB	1,867,979	0.1
26,312		Getinge AB	299,631	0.0
8,559	(3)	ICA Gruppen AB	303,446	0.0
104,079	(3)	Hennes & Mauritz AB	1,554,850	0.1
28,639		Hexagon AB	1,709,433	0.1
48,295		Husqvarna AB - B Shares	466,885	0.0
16,542		Industrivarden AB	385,794	0.0
50,303		Investor AB	2,234,638	0.1
25,995		Kinnevik AB	939,153	0.1
3,876		Lundbergforetagen AB	278,638	0.0
21,730	(2)	Lundin Petroleum AB	548,962	0.0
7,294		Millicom International Cellular S.A.	499,163	0.0
335,309		Nordea Bank AB	3,587,794	0.2
117,395		Sandvik AB	2,150,820	0.1
34,574		Securitas AB	588,676	0.0
167,706	(3)	Skandinaviska Enskilda Banken AB	1,761,971	0.1
37,586		Skanska AB	770,620	0.1
42,686	(3)	SKF AB - B Shares	874,511	0.1
169,012		Svenska Handelsbanken AB	2,115,496	0.1
100,529		Swedbank AB	2,258,922	0.1
20,556		Swedish Match AB	931,551	0.1
37,786		Tele2 AB	455,032	0.0
339,677	(3)	Telefonaktiebolaget LM Ericsson	2,163,049	0.1
309,075		Telia Co. AB	1,456,279	0.1
171,610	(3)	Volvo AB - B Shares	3,141,214	0.2
			43,323,334	2.6

		Switzerland: 8.2%
204,858		ABB Ltd.	4,871,155	0.3
17,679		Adecco Group AG	1,259,276	0.1
5,528		Baloise Holding AG	845,694	0.1
235		Barry Callebaut AG	459,604	0.0
57,690		Cie Financiere Richemont SA	5,184,131	0.3
22,441		Clariant AG	536,855	0.0
19,749		Coca-Cola HBC AG	730,843	0.0
261,297		Credit Suisse Group AG	4,388,490	0.3
3,916	(2)	Dufry Group	514,366	0.0
941		EMS-Chemie Holding AG	595,288	0.0
27,805		Ferguson PLC	2,091,205	0.1
4,119		Geberit AG - Reg	1,821,514	0.1
1,015		Givaudan	2,315,563	0.1
1,347,604		Glencore PLC	6,696,540	0.4
30,247		LafargeHolcim Ltd.-CHF	1,657,374	0.1
24,336		Julius Baer Group Ltd.	1,497,674	0.1
5,966		Kuehne & Nagel International AG	939,675	0.1
20,344		LafargeHolcim Ltd.	1,110,103	0.1
11		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	800,716	0.1
107		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	663,851	0.0
8,281		Lonza Group AG	1,952,984	0.1
342,075		Nestle SA	27,038,131	1.6
244,724		Novartis AG	19,793,491	1.2
3,273		Pargesa Holding SA	290,409	0.0
1,925		Partners Group	1,432,440	0.1
77,157		Roche Holding AG	17,699,594	1.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
4,918		Schindler Holding AG - Part Cert	$1,061,145	0.1
2,242		Schindler Holding AG - Reg	469,707	0.0
597		SGS SA	1,468,578	0.1
238		Sika AG	1,866,909	0.1
6,008		Sonova Holding AG - Reg	955,169	0.1
70,963		STMicroelectronics NV	1,579,194	0.1
987	(2)	Straumann Holding AG	622,741	0.0
3,406		Swatch Group AG - BR	1,502,881	0.1
5,657		Swatch Group AG - Reg	474,409	0.0
3,531		Swiss Life Holding AG	1,258,334	0.1
7,476		Swiss Prime Site AG	723,490	0.0
34,762		Swiss Re Ltd.	3,548,044	0.2
2,789		Swisscom AG	1,383,634	0.1
404,356		UBS Group AG	7,124,319	0.4
4,981		Vifor Pharma AG	768,082	0.1
16,819		Zurich Insurance Group AG	5,547,955	0.3
			137,541,557	8.2

		United Arab Emirates: 0.0%
40,210	(3)	Mediclinic International PLC	339,257	0.0

		United Kingdom: 14.7%
108,413		3i Group PLC	1,308,526	0.1
22,434		Admiral Group PLC	580,644	0.0
146,626		Anglo American PLC	3,415,596	0.2
43,756		Antofagasta PLC	565,714	0.0
54,963		Ashtead Group PLC	1,498,658	0.1
39,166		Associated British Foods PLC	1,369,300	0.1
139,327		AstraZeneca PLC	9,577,488	0.6
109,171	(4)	Auto Trader Group PLC	536,620	0.0
441,125		Aviva PLC	3,078,644	0.2
27,584	(3)	Babcock International Group	258,920	0.0
353,430		BAE Systems PLC	2,891,649	0.2
1,881,539		Barclays PLC	5,498,045	0.3
111,633		Barratt Developments PLC	830,695	0.1
14,504		Berkeley Group Holdings PLC	771,024	0.0
232,556		BHP Billiton PLC	4,596,043	0.3
2,157,989		BP PLC	14,555,826	0.9
251,966		British American Tobacco PLC	14,565,332	0.9
105,220		British Land Co. PLC	948,487	0.1
925,249		BT Group PLC	2,953,213	0.2
37,197		Bunzl PLC	1,093,825	0.1
46,940		Burberry Group PLC	1,118,883	0.1
74,189		Capita Group PLC	149,937	0.0
20,613		Carnival PLC	1,326,721	0.1
603,778		Centrica PLC	1,204,574	0.1
111,796		CNH Industrial NV	1,381,468	0.1
280,326	(2)	Cobham PLC	483,060	0.0
24,114		Coca-Cola European Partners PLC	1,003,477	0.0
174,384		Compass Group PLC	3,560,730	0.2
138,836	(4)	ConvaTec Group PLC	387,343	0.0
60,857		CRH PLC - London	2,057,190	0.1
14,427		Croda International PLC	926,808	0.1
274,289		Diageo PLC	9,276,354	0.6
146,171		Direct Line Insurance Group PLC	782,672	0.1
18,323		easyJet PLC	413,034	0.0
103,300		Experian PLC	2,234,030	0.1
117,715	(2)	Fiat Chrysler Automobiles NV	2,400,952	0.1
167,943		G4S PLC	584,509	0.0
184,994		GKN PLC	1,199,102	0.1
539,336		GlaxoSmithKline PLC	10,474,442	0.6
59,617	(3)	GVC Holdings PLC	770,339	0.0
86,945		Hammerson PLC	655,411	0.0
27,252		Hargreaves Lansdown PLC	625,531	0.0
2,200,607		HSBC Holdings PLC	20,665,224	1.2
31,276		IMI PLC	474,428	0.0
104,583		Imperial Brands PLC	3,560,991	0.2
20,576		InterContinental Hotels Group PLC	1,232,759	0.1
71,678		International Consolidated Airlines Group SA	620,579	0.0
17,911		Intertek Group PLC	1,172,419	0.1
72,320		Investec PLC - INVP - GBP	558,910	0.0
398,107		ITV PLC	805,875	0.1
173,885		J Sainsbury PLC	583,293	0.0
74,505		John Wood Group PLC	566,135	0.0
20,668		Johnson Matthey PLC	881,720	0.1
239,933		Kingfisher PLC	984,275	0.1
80,375		Land Securities Group PLC	1,057,487	0.1
655,206		Legal & General Group PLC	2,373,972	0.1
7,804,975		Lloyds Banking Group Plc	7,099,597	0.4
34,597		London Stock Exchange Group PLC	2,003,257	0.1
180,770		Marks & Spencer Group PLC	686,645	0.0
83,904		Meggitt PLC	509,005	0.0
75,321	(4)	Merlin Entertainments PLC	366,252	0.0
48,355		Micro Focus International PLC	675,209	0.0
40,753		Mondi PLC	1,095,361	0.1
372,102		National Grid PLC	4,188,551	0.3
15,584		Next PLC	1,041,773	0.1
542,794		Old Mutual PLC	1,826,441	0.1
89,127		Pearson PLC	939,655	0.1
34,132		Persimmon PLC	1,211,419	0.1
284,428		Prudential PLC	7,107,464	0.4
10,397		Randgold Resources Ltd.	863,740	0.1
71,610		Reckitt Benckiser Group PLC	6,044,428	0.4
117,514		Relx PLC	2,413,948	0.1
132,976		Rio Tinto PLC	6,747,725	0.4
182,901		Rolls-Royce Holdings PLC	2,236,165	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
387,370	(2) Royal Bank of Scotland Group PLC	$1,409,180	0.1
97,488	Royal Mail PLC	739,911	0.0
112,449	RSA Insurance Group PLC	995,561	0.1
119,685	Sage Group PLC/The	1,075,419	0.1
14,177	Schroders PLC	636,096	0.0
111,685	SSE PLC	2,003,551	0.1
111,474	Segro PLC	940,775	0.1
26,328	Severn Trent PLC	681,593	0.0
100,034	Shire PLC	4,978,663	0.3
112,809	Sky PLC	2,054,482	0.1
97,867	Smith & Nephew PLC	1,830,793	0.1
44,054	Smiths Group PLC	937,086	0.1
56,811	St. James's Place PLC	866,131	0.1
363,185	Standard Chartered PLC	3,639,964	0.2
296,229	Standard Life Aberdeen PLC	1,495,266	0.1
362,784	Taylor Wimpey PLC	939,862	0.1
1,068,028	Tesco PLC	3,091,088	0.2
27,747	Travis Perkins PLC	481,078	0.0
135,349	Unilever PLC	7,506,784	0.5
75,068	United Utilities Group PLC	753,885	0.0
2,938,265	Vodafone Group PLC	8,039,166	0.5
24,094	Weir Group PLC	675,393	0.0
20,294	Whitbread PLC	1,053,399	0.1
245,845	WM Morrison Supermarkets PLC	737,624	0.0
139,178	WPP PLC	2,211,761	0.1
		246,280,029	14.7

	Total Common Stock
	(Cost $1,338,620,506)	1,615,438,301	96.5

PREFERRED STOCK: 0.6%
	Germany: 0.6%
5,798	Bayerische Motoren Werke AG	544,081	0.0
7,796	Fuchs Petrolub AG	423,204	0.0
19,772	Henkel AG & Co. KGaA	2,599,093	0.2
16,675	Porsche AG	1,390,002	0.1
18,641	Schaeffler AG	287,892	0.0
20,667	Volkswagen AG	4,119,225	0.3

	Total Preferred Stock
	(Cost $8,014,213)	9,363,497	0.6

	Total Long-Term Investments
	(Cost $1,346,634,719)	1,624,801,798	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Securities Lending Collateral(5): 2.9%
1,038,139	Bank of Montreal, Repurchase Agreement dated 03/29/18, 1.76%, due 04/02/18 (Repurchase Amount $1,038,339, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,058,902, due 04/26/18-09/09/49)	1,038,139	0.0
11,686,021	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $11,688,326, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,919,742, due 03/31/18-02/20/68)	11,686,021	0.7
1,419,199	Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,419,482, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,447,583, due 07/25/42-01/20/48)	1,419,199	0.1
11,686,021	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $11,688,557, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $11,919,742, due 11/15/42-05/15/43)	11,686,021	0.7

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
11,686,021	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $11,688,211, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $11,919,744, due 06/30/19-09/09/49)	$11,686,021	0.7
11,686,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $11,688,689, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,961,526, due 04/15/19-02/15/47)	11,686,000	0.7
		49,201,401	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
38,548,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $38,548,000)	38,548,000	2.3

	Total Short-Term Investments
	(Cost $87,749,401)	87,749,401	5.2

	Total Investments in Securities (Cost $1,434,384,120)	$1,712,551,199	102.3
	Liabilities in Excess of Other Assets	(38,024,581)	(2.3)
	Net Assets	$1,674,526,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	20.3%
Industrials	13.7
Consumer Discretionary	12.5
Consumer Staples	10.9
Health Care	9.7
Materials	7.9
Information Technology	6.4
Energy	5.2
Telecommunication Services	3.6
Real Estate	3.6
Utilities	3.3
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$106,522,382	$–	$106,522,382
Austria	–	4,304,185	–	4,304,185
Belgium	–	18,559,881	–	18,559,881
China	–	2,379,828	–	2,379,828
Denmark	–	29,563,393	–	29,563,393
Finland	–	16,533,199	–	16,533,199
France	4,968,471	159,770,065	–	164,738,536
Germany	676,540	147,710,943	–	148,387,483
Hong Kong	748,119	52,896,479	–	53,644,598
Ireland	3,531,420	3,756,803	–	7,288,223
Israel	3,171,791	4,162,231	–	7,334,022
Italy	–	35,177,977	–	35,177,977
Japan	–	399,850,514	–	399,850,514
Luxembourg	–	1,809,503	–	1,809,503
Macau	–	2,575,472	–	2,575,472
Mexico	–	439,789	–	439,789
Netherlands	5,180,265	93,659,018	–	98,839,283
New Zealand	–	2,637,166	–	2,637,166
Norway	–	11,162,612	–	11,162,612
Portugal	–	2,529,083	–	2,529,083
Singapore	–	21,924,396	–	21,924,396
Spain	–	51,752,599	–	51,752,599
Sweden	–	43,323,334	–	43,323,334
Switzerland	–	137,541,557	–	137,541,557
United Arab Emirates	–	339,257	–	339,257
United Kingdom	2,357,988	243,922,041	–	246,280,029
Total Common Stock	20,634,594	1,594,803,707	–	1,615,438,301
Preferred Stock	–	9,363,497	–	9,363,497
Short-Term Investments	38,548,000	49,201,401	–	87,749,401
Total Investments, at fair value	$59,182,594	$1,653,368,605	$–	$1,712,551,199
Liabilities Table
Other Financial Instruments+
Futures	$(537,596)	$–	$–	$(537,596)
Total Liabilities	$(537,596)	$–	$–	$(537,596)

(1)	For the period ended March 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2018, securities valued at $60,528,420 and $6,627,035 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	468	06/15/18	$46,814,040	$(537,596)
			$46,814,040	$(537,596)

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$537,596
Total Liability Derivatives		$537,596

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,456,689,880.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$352,850,532
Gross Unrealized Depreciation	(97,002,585)

Net Unrealized Appreciation	$255,847,947

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 19.3%
2,200		ABC-Mart, Inc.	$144,878	0.1
2,000	(1)	Adastria Co. Ltd.	41,143	0.0
400		Aeon Fantasy Co., Ltd.	19,470	0.0
3,000		Aisan Industry Co., Ltd.	32,049	0.0
10,070		Aisin Seiki Co., Ltd.	549,550	0.2
8,000	(1),(2)	Akebono Brake Industry Co., Ltd.	21,085	0.0
800		Alpen Co., Ltd.	17,900	0.0
3,200	(1)	Alpine Electronics, Inc.	60,526	0.0
500		Amiyaki Tei Co., Ltd.	26,812	0.0
900		Amuse, Inc.	25,593	0.0
2,500		AOKI Holdings, Inc.	38,122	0.0
2,200		Aoyama Trading Co., Ltd.	86,446	0.0
700		Arata Corp.	39,646	0.0
2,600		Arc Land Sakamoto Co., Ltd.	42,032	0.0
1,200	(1)	Asahi Co., Ltd.	14,692	0.0
12,300		Asics Corp.	229,099	0.1
1,200	(1)	ASKUL Corp.	40,277	0.0
1,800		Atsugi Co., Ltd.	20,282	0.0
4,600		Autobacs Seven Co., Ltd.	86,104	0.0
2,800		Avex, Inc.	39,690	0.0
3,200		Belluna Co., Ltd.	37,615	0.0
4,400		Benesse Holdings, Inc.	160,069	0.1
7,300		BIC Camera, Inc.	115,822	0.1
40,600		Bridgestone Corp.	1,786,150	0.6
1,400		Can Do Co., Ltd.	23,674	0.0
3,400		Canon Marketing Japan, Inc.	91,984	0.1
10,100	(1)	Casio Computer Co., Ltd.	150,448	0.1
700		Central Sports Co., Ltd.	25,420	0.0
1,600		Chiyoda Co., Ltd.	39,842	0.0
800		Chofu Seisakusho Co., Ltd.	19,396	0.0
1,200		Chori Co., Ltd.	22,874	0.0
8,000		Clarion Co., Ltd.	24,419	0.0
1,600		Cleanup Corp.	12,346	0.0
4,200	(1)	Colowide Co., Ltd.	97,011	0.1
400		Corona Corp.	4,983	0.0
4,200	(1)	Create Restaurants Holdings, Inc.	50,298	0.0
7,800		CyberAgent, Inc.	405,276	0.2
1,900		Daido Metal Co., Ltd.	22,006	0.0
1,900		Daidoh Ltd.	7,961	0.0
1,900		Daiichikosho Co., Ltd.	99,933	0.1
700		Daikoku Denki Co., Ltd.	11,633	0.0
3,000		Daikyonishikawa Corp.	49,026	0.0
1,500		Dainichi Co., Ltd.	12,165	0.0
600		Daisyo Corp.	9,574	0.0
6,400		DCM Holdings Co., Ltd.	65,125	0.0
300		DD Holdings Co. Ltd	9,921	0.0
27,200		Denso Corp.	1,496,122	0.5
14,300		Dentsu, Inc.	631,958	0.2
2,900		Descente Ltd.	46,293	0.0
7,900		Don Quijote Holdings Co. Ltd.	452,751	0.2
1,300		Doshisha Co., Ltd.	29,828	0.0
2,300		Doutor Nichires Holdings Co., Ltd.	54,667	0.0
1,000		Dynic Corp.	10,085	0.0
2,000		Eagle Industry Co., Ltd.	34,843	0.0
4,800		EDION Corp.	55,493	0.0
1,400		Exedy Corp.	44,297	0.0
1,300	(1)	Yondoshi Holdings, Inc.	33,624	0.0
2,000		Fast Retailing Co., Ltd.	803,466	0.3
2,100		FCC Co., Ltd.	59,075	0.0
1,700		Foster Electric Co., Ltd.	41,886	0.0
1,900		France Bed Holdings Co., Ltd.	17,042	0.0
1,200		F-Tech, Inc.	14,926	0.0
1,800	(1)	Fuji Co., Ltd.	38,858	0.0
38,100		Subaru Corp.	1,261,216	0.5
1,800	(1)	Fuji Kyuko Co., Ltd.	47,102	0.0
12,500		Fuji Media Holdings, Inc.	212,651	0.1
1,000		Fujibo Holdings, Inc.	36,099	0.0
1,300		Fujikura Rubber Ltd.	9,296	0.0
700		Fujita Kanko, Inc.	21,133	0.0
3,800	(1)	Fujitsu General Ltd.	68,064	0.0
1,700	(1),(2)	Funai Electric Co., Ltd.	12,218	0.0
1,000	(1)	Furukawa Battery Co., Ltd.	9,210	0.0
4,000		Futaba Industrial Co., Ltd.	33,915	0.0
300		Gakken Holdings Co., Ltd.	13,472	0.0
600		Genki Sushi Co., Ltd.	16,498	0.0
2,500		Geo Corp.	39,718	0.0
1,100		Globeride, Inc.	26,887	0.0
800	(1)	Goldwin, Inc.	48,243	0.0
1,000	(1)	Gourmet Kineya Co., Ltd.	10,876	0.0
4,700	(1)	IDOM, Inc.	33,365	0.0
1,100		Gunze Ltd.	62,747	0.0
5,935		H2O Retailing Corp.	110,130	0.1
16,200		Hakuhodo DY Holdings, Inc.	223,627	0.1
1,400		Happinet Corp.	20,248	0.0
1,500		Hard Off Corp. Co., Ltd.	15,388	0.0
1,400		Haruyama Trading Co., Ltd.	13,782	0.0
16,400		Haseko Corp.	252,416	0.1
3,788		Heiwa Corp.	74,689	0.0
1,910		Hiday Hidaka Corp.	47,907	0.0
1,500		Hikari Tsushin, Inc.	241,959	0.1
3,000	(1)	Hiramatsu, Inc.	14,442	0.0
1,900		HIS Co., Ltd.	69,218	0.0
110,200		Honda Motor Co., Ltd.	3,814,749	1.3
2,010		Honeys Holdings Co., Ltd.	18,924	0.0
2,500		Hoosiers Holdings Co. Ltd.	17,786	0.0
900		Ichibanya Co., Ltd.	37,003	0.0
2,000		Ichikoh Industries Ltd.	21,623	0.0
10,120		Iida Group Holdings Co. Ltd.	189,170	0.1
1,700		Imasen Electric Industrial	19,634	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,900		Intage Holdings, Inc.	$20,850	0.0
22,500	(1)	Isetan Mitsukoshi Holdings Ltd.	248,977	0.1
35,500		Isuzu Motors Ltd.	543,913	0.2
2,200		Izumi Co., Ltd.	148,363	0.1
14,400		J Front Retailing Co., Ltd.	243,207	0.1
2,200		Janome Sewing Machine Co., Ltd.	14,674	0.0
4,100		Japan Wool Textile Co., Ltd.	40,133	0.0
900		JINS, Inc.	49,598	0.0
370		Joban Kosan Co. Ltd.	6,714	0.0
1,500		Joshin Denki Co., Ltd.	56,456	0.0
1,800		Joyful Honda Co. Ltd.	64,160	0.0
5,500		JP-Holdings, Inc.	16,047	0.0
10,870		JVC Kenwood Corp.	36,012	0.0
4,086		Kadokawa Dwango Corp.	42,277	0.0
1,900	(2)	Kappa Create Co., Ltd.	23,155	0.0
2,000		Kasai Kogyo Co., Ltd.	25,833	0.0
600		Kawai Musical Instruments Manufacturing Co., Ltd.	19,665	0.0
1,300		KYB Corp.	60,888	0.0
3,000		Keihin Corp.	61,721	0.0
2,800		Keiyo Co., Ltd.	14,704	0.0
1,100	(2)	KNT-CT Holdings Co., Ltd.	18,060	0.0
400	(2)	Kintetsu Department Store Co. Ltd.	14,332	0.0
1,600	(1)	Kisoji Co., Ltd.	41,649	0.0
2,000		Kohnan Shoji Co., Ltd.	48,210	0.0
7,400		Koito Manufacturing Co., Ltd.	516,773	0.2
3,800	(2)	Kojima Co., Ltd.	12,160	0.0
2,700		Komatsu Seiren Co., Ltd.	28,647	0.0
1,700		KOMEDA Holdings Co. Ltd.	32,144	0.0
1,900		Komeri Co., Ltd.	51,254	0.0
2,400		Konaka Co., Ltd.	13,326	0.0
500		Koshidaka Holdings Co. Ltd.	34,814	0.0
1,300	(1)	Kourakuen Holdings Corp.	23,041	0.0
10,240		Ks Holdings Corp.	142,262	0.1
800		Kura Corp.	55,394	0.0
15,000		Kurabo Industries Ltd.	46,965	0.0
2,320	(1)	Kyoritsu Maintenance Co., Ltd.	110,541	0.1
800		LEC, Inc.	29,387	0.0
4,000		Lifull Co., Ltd.	35,483	0.0
3,200		Look Holdings, Inc.	9,490	0.0
1,400	(1)	Macromill, Inc.	43,261	0.0
1,100		Mars Engineering Corp.	25,549	0.0
11,900	(1)	Marui Group Co., Ltd.	239,968	0.1
2,000		Matsuya Co., Ltd.	28,191	0.0
700	(1)	Matsuya Foods Co., Ltd.	25,109	0.0
38,000		Mazda Motor Corp.	508,205	0.2
2,500		Meiko Network Japan Co., Ltd.	30,402	0.0
1,800		Meiwa Estate Co., Ltd.	13,144	0.0
1,500		Misawa Homes Co., Ltd.	12,529	0.0
2,700	(1)	Mitsuba Corp.	34,686	0.0
45,300		Mitsubishi Motors Corp.	323,963	0.1
2,000		Mitsui Home Co., Ltd.	12,906	0.0
1,400		Mizuno Corp.	42,269	0.0
400		Monogatari Corp.	40,458	0.0
1,700	(1)	MOS Food Services, Inc.	50,570	0.0
1,400		Musashi Seimitsu Industry Co., Ltd.	47,477	0.0
1,800		Nakayamafuku Co., Ltd.	12,991	0.0
12,700		Namco Bandai Holdings, Inc.	411,019	0.2
10,600		NGK Spark Plug Co., Ltd.	255,418	0.1
11,900		NHK Spring Co., Ltd.	127,446	0.1
1,000		Nice Holdings, Inc.	13,647	0.0
4,600	(1)	Nifco, Inc.	154,886	0.1
800		Nihon Eslead Corp.	16,587	0.0
21,400		Nikon Corp.	386,824	0.2
1,800		Nippon Felt Co., Ltd.	8,778	0.0
900		Nippon Piston Ring Co., Ltd.	18,713	0.0
10,800		Nippon Television Holdings, Inc.	189,765	0.1
3,400	(1)	Nishimatsuya Chain Co., Ltd.	38,483	0.0
143,200		Nissan Motor Co., Ltd.	1,478,131	0.5
4,700		Nissan Shatai Co., Ltd.	48,981	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	16,579	0.0
3,000		Nissei Build Kogyo Co., Ltd.	36,270	0.0
2,600		Nissin Kogyo Co., Ltd.	45,110	0.0
4,800		Nitori Co., Ltd.	841,757	0.3
2,200		Nojima Corp.	52,925	0.0
6,500		NOK Corp.	126,930	0.1
1,600		Ohashi Technica, Inc.	26,273	0.0
900		Ohsho Food Service Corp.	44,116	0.0
8,000		Onward Holdings Co., Ltd.	69,702	0.0
13,900		Oriental Land Co., Ltd.	1,422,209	0.5
3,000		Pacific Industrial Co., Ltd.	40,011	0.0
700		PAL Group Holdings Co., Ltd.	19,155	0.0
1,800		Paltac Corp.	98,092	0.1
140,450		Panasonic Corp.	2,016,931	0.7
800		Parco Co., Ltd.	10,732	0.0
2,000		Paris Miki Holdings, Inc.	9,805	0.0
1,400		PC Depot Corp.	9,309	0.0
700		Pepper Food Service Co. Ltd.	32,410	0.0
500		PIA Corp.	25,531	0.0
1,900		Piolax, Inc.	49,858	0.0
22,200	(1),(2)	Pioneer Corp.	36,572	0.0
1,300		Plenus Co., Ltd.	25,280	0.0
7,600		Press Kogyo Co., Ltd.	45,550	0.0
60,400		Rakuten, Inc.	499,123	0.2
1,300		Renaissance, Inc.	23,266	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
5,300		Resorttrust, Inc.	$112,483	0.1
1,400		Right On Co., Ltd.	12,249	0.0
700		Riken Corp.	39,310	0.0
1,900	(1)	Ringer Hut Co., Ltd.	44,469	0.0
2,100		Rinnai Corp.	199,718	0.1
2,540		Riso Kyoiku Co. Ltd.	18,839	0.0
4,100		Round One Corp.	65,069	0.0
2,400		Royal Holdings Co., Ltd.	64,923	0.0
1,600		Ryohin Keikaku Co., Ltd.	534,545	0.2
2,800	(1)	Sagami Chain Co., Ltd.	36,289	0.0
1,900		Saizeriya Co., Ltd.	53,999	0.0
400		Sakai Ovex Co., Ltd.	9,345	0.0
600		San Holdings, Inc.	14,434	0.0
1,200	(2)	Sanden Holdings Corp.	16,846	0.0
4,100		Sangetsu Co., Ltd.	85,014	0.0
2,900		Sankyo Co., Ltd.	101,449	0.1
2,300		Sankyo Seiko Co., Ltd.	10,741	0.0
3,600	(1)	Sanrio Co., Ltd.	65,568	0.0
811,000	(1),(2),(3)	Sansui Electric Co., Ltd.	–	–
1,100	(1)	Sanyo Electric Railway Co. Ltd	27,398	0.0
1,100		Sanyo Shokai Ltd.	23,876	0.0
3,500		Scroll Corp.	13,944	0.0
12,400		Sega Sammy Holdings, Inc.	200,909	0.1
2,100		Seiko Holdings Corp.	50,160	0.0
3,400		Seiren Co., Ltd.	62,673	0.0
26,800		Sekisui Chemical Co., Ltd.	469,990	0.2
44,300		Sekisui House Ltd.	810,592	0.3
3,700	(2)	Senshukai Co., Ltd.	19,788	0.0
8,000	(1),(2)	Sharp Corp.	239,594	0.1
3,000		Shimachu Co., Ltd.	95,532	0.1
1,400		Shimamura Co., Ltd.	174,564	0.1
5,000		Shimano, Inc.	721,531	0.3
900		Shimojima Co., Ltd.	9,695	0.0
1,400		Shobunsha Publications, Inc.	10,170	0.0
800		Shochiku Co., Ltd.	113,384	0.1
500		Shoei Co. Ltd.	19,249	0.0
3,200		Showa Corp.	54,822	0.0
8,200		SKY Perfect JSAT Holdings, Inc.	36,888	0.0
6,100	(1)	Skylark Co. Ltd.	87,685	0.0
82,112		Sony Corp.	4,039,936	1.4
1,100		St. Marc Holdings Co., Ltd.	32,076	0.0
9,500		Stanley Electric Co., Ltd.	356,693	0.1
12,000		Start Today Co. Ltd.	312,330	0.1
1,900		Starts Corp., Inc.	52,079	0.0
800		Studio Alice Co., Ltd.	19,469	0.0
500		Suminoe Textile Co., Ltd.	13,486	0.0
45,100		Sumitomo Electric Industries Ltd.	689,286	0.3
8,800		Sumitomo Forestry Co., Ltd.	141,521	0.1
12,505		Sumitomo Rubber Industries, Inc.	230,559	0.1
800		Sushiro Global Holdings Ltd.	39,299	0.0
24,300	(1)	Suzuki Motor Corp.	1,319,328	0.5
700		T RAD Co., Ltd.	25,930	0.0
2,500		Tachi-S Co., Ltd.	44,762	0.0
1,300		Taiho Kogyo Co., Ltd.	18,830	0.0
18,000		Takashimaya Co., Ltd.	173,028	0.1
1,040	(1)	Take And Give Needs Co., Ltd.	11,620	0.0
400		Takihyo Co., Ltd.	8,824	0.0
1,300		Tamron Co., Ltd.	27,057	0.0
4,000		TBK Co., Ltd.	19,297	0.0
1,600		TPR Co., Ltd.	45,594	0.0
1,000		T-Gaia Corp.	28,079	0.0
1,400		Toa Corp./Hyogo	17,377	0.0
500		Toei Co., Ltd.	53,466	0.0
7,900		Toho Co., Ltd.	262,951	0.1
3,200		Tokai Rika Co., Ltd.	65,278	0.0
2,500		Sumitomo Riko Co., Ltd.	25,199	0.0
520		Token Corp.	52,058	0.0
600	(2)	Tokyo Base Co. Ltd.	8,323	0.0
7,300		Tokyo Broadcasting System Holdings, Inc.	155,273	0.1
1,350		Sac's Bar Holdings, Inc.	14,433	0.0
5,600		Tokyo Dome Corp.	53,114	0.0
1,000		Tokyotokeiba Co., Ltd.	37,751	0.0
5,700		Tomy Co., Ltd.	57,895	0.0
2,300		Topre Corp.	67,454	0.0
1,600		Toridoll Holdings Corp.	59,134	0.0
500		Torikizoku Co. Ltd.	14,346	0.0
7,500		Toyo Tire & Rubber Co., Ltd.	128,584	0.1
4,400		Toyoda Gosei Co., Ltd.	101,902	0.1
3,400		Toyota Boshoku Corp.	69,974	0.0
9,900		Toyota Industries Corp.	598,498	0.2
149,082		Toyota Motor Corp.	9,680,139	3.4
2,900		TS Tech Co., Ltd.	115,609	0.1
4,750		TSI Holdings Co. Ltd.	34,748	0.0
500		Tsutsumi Jewelry Co., Ltd.	9,815	0.0
3,200		TV Asahi Holdings Corp.	70,738	0.0
1,300		Tv Tokyo Holdings Corp.	34,945	0.0
2,600		Unipres Corp.	59,049	0.0
1,600		United Arrows Ltd.	60,667	0.0
4,900	(2)	Unitika Ltd.	30,521	0.0
3,100	(2)	U-Shin Ltd.	22,289	0.0
14,500		USS Co., Ltd.	296,777	0.1
1,400		ValueCommerce Co. Ltd.	18,561	0.0
1,200	(2)	Vector, Inc.	27,814	0.0
5,600		VT Holdings Co. Ltd.	29,038	0.0
3,500		Wacoal Holdings Corp.	101,573	0.1
2,100	(1)	WATAMI Co., Ltd.	27,500	0.0
600		Wowow, Inc.	19,176	0.0
1,700		Xebio Holdings Co., Ltd.	33,695	0.0
39,792	(1)	Yamada Denki Co., Ltd.	241,805	0.1
20,000	(2)	Yamada SxL Home Co. Ltd.	18,396	0.0
8,300		Yamaha Corp.	364,575	0.1
17,400		Yamaha Motor Co., Ltd.	517,684	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
700	(1)	Yasunaga Corp.	$15,207	0.0
1,300		Yellow Hat Ltd.	38,712	0.0
7,300		Yokohama Rubber Co., Ltd.	169,187	0.1
500	(1)	Yomiuri Land Co., Ltd.	21,506	0.0
1,700		Yorozu Corp.	28,218	0.0
4,300		Yoshinoya D&C Co., Ltd.	86,554	0.0
2,550	(1)	Zenrin Co., Ltd.	53,696	0.0
6,300	(1)	Zensho Holdings Co., Ltd.	144,096	0.1
			55,818,234	19.3

		Consumer Staples: 8.8%
46,245	(1)	Aeon Co., Ltd.	822,465	0.3
1,700		Ain Holdings, Inc.	132,878	0.1
28,100		Ajinomoto Co., Inc.	510,303	0.2
2,300		Arcs Co., Ltd.	55,884	0.0
1,200		Ariake Japan Co., Ltd.	96,251	0.0
2,300		Artnature, Inc.	15,507	0.0
25,800		Asahi Group Holdings, Ltd.	1,387,488	0.5
700		Belc Co., Ltd.	40,657	0.0
5,600	(1)	Calbee, Inc.	190,287	0.1
1,300		Cawachi Ltd.	32,386	0.0
1,700		Chubu Shiryo Co., Ltd.	34,282	0.0
8,752		Coca-Cola Bottlers Japan, Inc.	361,436	0.1
1,320		Cocokara fine, Inc.	91,630	0.0
600		Cosmos Pharmaceutical Corp.	122,322	0.1
1,900		Create SD Holdings	49,688	0.0
400		Daikokutenbussan Co., Ltd.	20,716	0.0
1,700		Ci:z Holdings Co. Ltd	84,927	0.0
700		DyDo Group Holdings, Inc.	44,101	0.0
1,000		Earth Chemical Co., Ltd.	52,628	0.0
6,000	(1),(2)	Euglena Co. Ltd.	58,559	0.0
3,400	(1)	Ezaki Glico Co., Ltd.	180,462	0.1
3,890		FamilyMart UNY Holdings Co., Ltd.	324,103	0.1
3,200		FANCL Corp.	117,780	0.1
12,080		Feed One Co., Ltd.	24,599	0.0
3,500		Fuji Oil Holdings, Inc.	106,409	0.1
1,300		Fujicco Co., Ltd.	29,403	0.0
1,100		Fujiya Co., Ltd.	26,375	0.0
500	(2)	Genky DrugStores Co. Ltd.	17,757	0.0
1,100		Axial Retailing, Inc.	42,132	0.0
1,200		Hayashikane Sangyo Co., Ltd.	9,307	0.0
2,600		Heiwado Co., Ltd.	63,091	0.0
1,600		Hokuto Corp.	30,734	0.0
4,800		House Foods Group, Inc.	158,400	0.1
1,500		Inageya Co., Ltd.	25,270	0.0
4,000		Ito En Ltd.	156,570	0.1
400		Itochu-Shokuhin Co., Ltd.	21,881	0.0
7,570		Itoham Yonekyu Holdings, Inc.	65,930	0.0
76,100		Japan Tobacco, Inc.	2,173,950	0.8
800		J-Oil Mills, Inc.	27,294	0.0
5,000	(1)	Kagome Co., Ltd.	175,580	0.1
900		Kameda Seika Co. Ltd.	43,702	0.0
30,200		Kao Corp.	2,267,220	0.8
2,000		Kato Sangyo Co., Ltd.	70,214	0.0
800		Kenko Mayonnaise Co. Ltd.	26,914	0.0
6,700		Kewpie Corp.	183,339	0.1
1,800	(1)	Key Coffee, Inc.	35,746	0.0
9,600		Kikkoman Corp.	389,207	0.1
59,300		Kirin Holdings Co., Ltd.	1,578,690	0.6
3,900	(1)	Kitanotatsujin Corp.	28,387	0.0
3,400		Kobayashi Pharmaceutical Co., Ltd.	242,692	0.1
900		Kobe Bussan Co. Ltd.	40,885	0.0
2,100		Kose Corp.	441,468	0.2
1,300	(1)	Kotobuki Spirits Co. Ltd.	68,657	0.0
1,000		Kusuri no Aoki Holdings Co. Ltd.	72,491	0.0
800		Kyokuyo Co., Ltd.	28,909	0.0
3,000		Lawson, Inc.	205,087	0.1
1,000		Life Corp.	27,950	0.0
17,000		Lion Corp.	348,870	0.1
2,600		Mandom Corp.	90,962	0.0
8,000		Marudai Food Co., Ltd.	38,228	0.0
2,700		Maruha Nichiro Corp.	85,535	0.0
5,100		Matsumotokiyoshi Holdings Co., Ltd.	216,084	0.1
3,000		Megmilk Snow Brand Co., Ltd.	81,483	0.0
8,100		MEIJI Holdings Co., Ltd.	622,217	0.2
700		Meito Sangyo Co., Ltd.	10,757	0.0
1,824		Milbon Co., Ltd.	81,023	0.0
1,400		Ministop Co., Ltd.	28,785	0.0
1,000		Mitsubishi Shokuhin Co. Ltd.	28,784	0.0
1,000		Mitsui Sugar Co., Ltd.	38,455	0.0
900		Miyoshi Oil & Fat Co., Ltd.	12,105	0.0
3,000		Morinaga & Co., Ltd.	132,359	0.1
1,800		Morinaga Milk Industry Co., Ltd.	73,250	0.0
300		Morozoff Ltd.	18,964	0.0
1,000		Nagatanien Holdings Co., Ltd.	13,748	0.0
700		Nakamuraya Co., Ltd.	31,207	0.0
1,000		Natori Co., Ltd.	18,266	0.0
6,100		Nichirei Corp.	165,888	0.1
620		Nihon Chouzai Co., Ltd.	19,746	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	24,615	0.0
3,900		Nippon Flour Mills Co., Ltd.	60,949	0.0
5,500		NH Foods Ltd.	225,834	0.1
15,200		Nippon Suisan Kaisha Ltd.	79,159	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
1,600		Nisshin Oillio Group Ltd.	$44,635	0.0
14,945		Nisshin Seifun Group, Inc.	296,970	0.1
5,300		Nissin Food Products Co., Ltd.	367,717	0.1
800		Noevir Holdings Co. Ltd.	59,350	0.0
5,400		Oenon Holdings, Inc.	24,136	0.0
1,000		OIE Sangyo Co., Ltd.	12,451	0.0
2,000		Okuwa Co., Ltd.	20,878	0.0
7,500		Pigeon Corp.	338,864	0.1
5,300		Pola Orbis Holdings, Inc.	220,942	0.1
9,000		Prima Meat Packers Ltd.	50,650	0.0
1,400		Qol Co. Ltd.	27,740	0.0
1,700		Rock Field Co., Ltd.	35,335	0.0
800		S Foods, Inc.	33,107	0.0
2,200		Sakata Seed Corp.	77,344	0.0
900		San-A Co., Ltd.	51,846	0.0
4,600		Sapporo Holdings Ltd.	134,620	0.1
50,543	(1)	Seven & I Holdings Co., Ltd.	2,164,875	0.8
500		Shinyei Kaisha	6,804	0.0
22,900		Shiseido Co., Ltd.	1,470,570	0.5
600		Shoei Foods Corp.	22,924	0.0
1,100		Showa Sangyo Co., Ltd.	28,443	0.0
1,200		Sogo Medical Co., Ltd.	33,793	0.0
1,200		ST Corp.	25,802	0.0
700	(1)	Starzen Co., Ltd.	34,756	0.0
2,600		Sugi Holdings Co., Ltd.	146,420	0.1
5,200		Sundrug Co., Ltd.	243,391	0.1
9,300		Suntory Beverage & Food Ltd.	452,729	0.2
9,400	(1)	Takara Holdings, Inc.	104,510	0.1
400		Tobu Store Co., Ltd.	11,321	0.0
1,200	(1)	Toho Co., Ltd./Hyogo	26,502	0.0
1,600		Torigoe Co., Ltd.	14,380	0.0
6,700		Toyo Suisan Kaisha Ltd.	264,761	0.1
2,600		Tsuruha Holdings, Inc.	374,200	0.1
25,900		Unicharm Corp.	747,048	0.3
4,080	(1)	United Super Markets Holdings, Inc.	43,776	0.0
2,800		Valor Holdings Co., Ltd.	76,463	0.0
1,300		Warabeya Nichiyo Co., Ltd.	32,373	0.0
3,340		Welcia Holdings Co. Ltd.	150,411	0.1
1,500		Yaizu Suisankagaku Industry Co., Ltd.	17,906	0.0
7,400		Yakult Honsha Co., Ltd.	554,698	0.2
400		Yakuodo Co. Ltd.	15,136	0.0
1,700		YA-MAN Ltd.	40,233	0.0
1,400		Yamatane Corp.	24,589	0.0
9,700		Yamazaki Baking Co., Ltd.	203,219	0.1
1,500		Yaoko Co., Ltd.	80,661	0.0
4,200	(1)	Yokohama Reito Co., Ltd.	41,318	0.0
500		Yomeishu Seizo Co., Ltd.	11,422	0.0
			25,542,272	8.8

		Energy: 1.0%
4,900		Fuji Oil Co., Ltd.	19,104	0.0
3,600		Cosmo Energy Holdings Co. Ltd.	116,507	0.1
10,300		Idemitsu Kosan Co., Ltd.	394,086	0.1
66,100		Inpex Corp.	820,257	0.3
2,200		Itochu Enex Co., Ltd.	20,815	0.0
700	(1),(2)	Japan Drilling Co. Ltd.	13,100	0.0
400		Japan Oil Transportation Co., Ltd.	12,145	0.0
2,100		Japan Petroleum Exploration Co., Ltd.	47,789	0.0
195,960		JXTG Holdings, Inc.	1,194,686	0.4
2,800		Mitsuuroko Group Holdings Co., Ltd.	21,248	0.0
1,000		Modec, Inc.	24,746	0.0
14,600		Nippon Coke & Engineering Co., Ltd.	14,860	0.0
2,300		Sala Corp.	14,095	0.0
3,700		San-Ai Oil Co., Ltd.	54,720	0.0
3,000		Shinko Plantech Co., Ltd.	27,446	0.0
11,800		Showa Shell Sekiyu KK	160,633	0.1
1,000		Sinanen Holdings Co., Ltd.	24,744	0.0
700		Toyo Kanetsu K K	20,169	0.0
			3,001,150	1.0

		Financials: 11.6%
3,400		77 Bank Ltd.	81,202	0.0
25,400	(1),(2)	Acom Co., Ltd.	114,061	0.1
8,600		AEON Financial Service Co., Ltd.	199,410	0.1
500		Aichi Bank Ltd.	25,578	0.0
22,800	(2)	Aiful Corp.	76,286	0.0
1,000		Akita Bank Ltd.	27,017	0.0
900		Anicom Holdings, Inc.	37,335	0.0
1,100	(1)	Aomori Bank Ltd.	33,807	0.0
6,900		Aozora Bank Ltd.	276,941	0.1
10,000		Awa Bank Ltd.	65,440	0.0
900		Bank of Iwate Ltd.	36,385	0.0
4,600		Bank of Kochi Ltd./The	260,673	0.1
900		Bank of Nagoya Ltd.	34,072	0.0
1,200		Bank of Okinawa Ltd.	51,366	0.0
700		Bank of Saga Ltd.	15,467	0.0
3,000		Bank of the Ryukyus Ltd.	46,384	0.0
2,500		Tokyo Century Corp.	156,697	0.1
43,000		Chiba Bank Ltd.	351,565	0.1
5,200		Chiba Kogyo Bank Ltd.	22,687	0.0
8,200		Chugoku Bank Ltd.	97,748	0.0
500		Chukyo Bank Ltd.	11,044	0.0
73,428		Concordia Financial Group Ltd.	414,609	0.2
9,300		Credit Saison Co., Ltd.	155,659	0.1
68,500		Dai-ichi Life Holdings, Inc.	1,264,611	0.5
1,200		Daisan Bank Ltd.	18,836	0.0
1,500		Daishi Bank Ltd.	67,195	0.0
1,300		Daito Bank Ltd.	15,392	0.0
103,000		Daiwa Securities Group, Inc.	662,897	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
500	(2)	Dream Incubator, Inc.	$13,765	0.0
800		eGuarantee, Inc.	16,065	0.0
1,600		Ehime Bank Ltd.	19,165	0.0
10,000		Eighteenth Bank Ltd.	25,968	0.0
16,200		FIDEA Holdings Co., Ltd.	29,865	0.0
4,800		Financial Products Group Co. Ltd.	62,874	0.0
1,400		Fukui Bank Ltd.	31,030	0.0
48,000		Fukuoka Financial Group, Inc.	262,952	0.1
2,400		Fukushima Bank Ltd.	17,466	0.0
1,400		Fuyo General Lease Co., Ltd.	95,521	0.0
2,000		GCA Corp.	17,015	0.0
24,600		Gunma Bank Ltd.	141,622	0.1
21,500		Hachijuni Bank Ltd.	116,846	0.1
17,500		Hiroshima Bank Ltd.	133,487	0.1
3,100		Hitachi Capital Corp.	78,466	0.0
1,400		Hokkoku Bank Ltd.	55,559	0.0
1,500		Hokuetsu Bank Ltd.	33,363	0.0
8,000		Hokugin Financial Group, Inc.	109,811	0.1
11,500		Hyakugo Bank Ltd.	55,306	0.0
14,000		Hyakujushi Bank Ltd.	47,642	0.0
2,400		IBJ Leasing Co., Ltd.	67,840	0.0
3,400		Ichiyoshi Securities Co., Ltd.	39,333	0.0
1,600		IwaiCosmo Holdings, Inc.	21,164	0.0
17,300		Iyo Bank Ltd.	132,822	0.1
1,600		Jaccs Co., Ltd.	35,534	0.0
1,700	(2)	Jafco Co., Ltd.	79,392	0.0
31,700		Japan Post Bank Co. Ltd.	430,198	0.2
64,900		Japan Post Holdings Co. Ltd.	788,692	0.3
4,500	(1)	Japan Post Insurance Co. Ltd.	106,485	0.1
6,011		Japan Securities Finance Co., Ltd.	37,257	0.0
10,200		Jimoto Holdings, Inc.	18,271	0.0
1,700		Juroku Bank Ltd.	45,881	0.0
10,200		kabu.com Securities Co., Ltd.	35,595	0.0
1,700		Kansai Urban Banking Corp.	22,495	0.0
10,000		Keiyo Bank Ltd.	45,145	0.0
500		Kita-Nippon Bank Ltd.	14,117	0.0
4,400		Kiyo Bank Ltd.	70,969	0.0
2,600		Kyokuto Securities Co., Ltd.	36,931	0.0
19,720		Kyushu Financial Group, Inc.	98,489	0.1
200	(2)	M&A Capital Partners Co. Ltd.	16,936	0.0
5,300	(1)	Marusan Securities Co., Ltd.	50,869	0.0
6,100		Matsui Securities Co., Ltd.	55,169	0.0
62,890		Mebuki Financial Group, Inc.	244,289	0.1
1,000		Michinoku Bank Ltd.	16,499	0.0
800		Mie Bank Ltd.	17,939	0.0
1,100		Minato Bank Ltd.	21,561	0.0
5,400		Mito Securities Co., Ltd.	21,644	0.0
847,500		Mitsubishi UFJ Financial Group, Inc.	5,632,161	2.0
30,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	183,910	0.1
31,511		MS&AD Insurance Group Holdings, Inc.	978,842	0.4
1,100		Miyazaki Bank Ltd.	34,672	0.0
1,634,100		Mizuho Financial Group, Inc.	2,977,949	1.0
14,000	(1)	Monex Group, Inc.	45,457	0.0
1,800		Musashino Bank Ltd.	57,798	0.0
600		Nagano Bank Ltd.	10,463	0.0
1,400		Nanto Bank Ltd.	38,229	0.0
300		NEC Capital Solutions Ltd.	5,942	0.0
8,200		Nishi-Nippon Financial Holdings, Inc.	96,946	0.0
23,650		Sompo Holdings, Inc.	952,931	0.3
208,100		Nomura Holdings, Inc.	1,213,497	0.4
19,600		North Pacific Bank Ltd.	66,185	0.0
2,100		Ogaki Kyoritsu Bank Ltd.	53,563	0.0
900		Oita Bank Ltd.	33,625	0.0
11,000		Okasan Securities Group, Inc.	65,817	0.0
22,500	(1)	Orient Corp.	35,976	0.0
80,800		ORIX Corp.	1,448,014	0.5
35,700		Osaka Securities Exchange Co. Ltd.	668,452	0.2
132,400		Resona Holdings, Inc.	711,644	0.3
1,100		Ricoh Leasing Co., Ltd.	36,454	0.0
6,900		San-In Godo Bank Ltd.	61,722	0.0
13,860		SBI Holdings, Inc.	325,655	0.1
11,830		Senshu Ikeda Holdings, Inc.	45,325	0.0
45,100		Seven Bank Ltd.	144,683	0.1
11,000		Shiga Bank Ltd.	56,226	0.0
2,200		Shikoku Bank Ltd.	31,328	0.0
700		Shimizu Bank Ltd.	19,717	0.0
10,500		Shinsei Bank Ltd.	162,888	0.1
32,000		Shizuoka Bank Ltd.	307,729	0.1
10,100		Sony Financial Holdings, Inc.	184,427	0.1
91,452		Sumitomo Mitsui Financial Group, Inc.	3,879,785	1.4
23,644		Sumitomo Mitsui Trust Holdings, Inc.	966,546	0.3
12,500	(1)	Suruga Bank Ltd.	175,426	0.1
37,400		T&D Holdings, Inc.	594,891	0.2
700		Taiko Bank Ltd.	14,986	0.0
8,800		Tochigi Bank Ltd.	34,055	0.0
11,100		Toho Bank Ltd.	42,955	0.0
1,300		Tohoku Bank Ltd.	17,765	0.0
14,000	(1)	Tokai Tokyo Financial Holdings	97,100	0.0
45,600		Tokio Marine Holdings, Inc.	2,067,634	0.7

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,728		Tokyo TY Financial Group, Inc.	$41,665	0.0
1,100		Tomato Bank Ltd.	15,962	0.0
11,000		TOMONY Holdings, Inc.	49,925	0.0
2,700		Towa Bank Ltd.	36,327	0.0
7,000		Toyo Securities Co., Ltd.	19,464	0.0
8,300		Tsukuba Bank Ltd.	27,763	0.0
1,300	(1)	Yamagata Bank Ltd.	29,432	0.0
10,000	(1)	Yamaguchi Financial Group, Inc.	123,749	0.1
9,000		Yamanashi Chuo Bank Ltd.	37,334	0.0
3,300		Zenkoku Hosho Co. Ltd.	145,014	0.1
			33,661,673	11.6

		Health Care: 7.0%
13,500		Alfresa Holdings Corp.	304,841	0.1
1,100		As One Corp.	70,566	0.0
1,900		ASKA Pharmaceutical Co., Ltd.	29,997	0.0
126,000		Astellas Pharma, Inc.	1,927,295	0.7
1,700		BML, Inc.	44,324	0.0
12,900		Chugai Pharmaceutical Co., Ltd.	654,911	0.2
1,000		CMIC Holdings Co., Ltd.	26,067	0.0
900		Create Medic Co., Ltd.	9,507	0.0
35,200		Daiichi Sankyo Co., Ltd.	1,180,814	0.4
2,700		Daiken Medical Co. Ltd.	19,612	0.0
9,300	(1)	Sumitomo Dainippon Pharma Co. Ltd.	155,361	0.1
1,060		Daito Pharmaceutical Co. Ltd.	38,292	0.0
2,400		Eiken Chemical Co., Ltd.	60,610	0.0
14,700		Eisai Co., Ltd.	946,483	0.3
2,000		EPS Holdings, Inc.	41,061	0.0
500		Falco Holdings Co. Ltd.	8,823	0.0
800		Fuso Pharmaceutical Industries Ltd.	21,455	0.0
3,600		Hisamitsu Pharmaceutical Co., Inc.	278,292	0.1
1,800		Hogy Medical Co., Ltd.	72,703	0.0
25,100		Hoya Corp.	1,267,867	0.5
3,600		Japan Lifeline Co. Ltd	103,015	0.1
900		JCR Pharmaceuticals Co. Ltd.	49,261	0.0
5,000		Jeol Ltd.	46,214	0.0
2,200		Kaken Pharmaceutical Co., Ltd.	130,300	0.1
2,200		Kissei Pharmaceutical Co., Ltd.	59,783	0.0
3,500		Kyorin Co., Ltd.	66,127	0.0
15,400		Kyowa Hakko Kirin Co., Ltd.	334,450	0.1
12,400		M3, Inc.	569,754	0.2
1,700		Mani, Inc.	66,970	0.0
12,000		Medipal Holdings Corp.	250,452	0.1
2,000		Menicon Co. Ltd.	50,829	0.0
3,600		Miraca Holdings, Inc.	141,763	0.1
14,500		Mitsubishi Tanabe Pharma Corp.	292,948	0.1
800		Mochida Pharmaceutical Co., Ltd.	56,903	0.0
700		N Field Co. Ltd.	12,900	0.0
1,800		Nagaileben Co., Ltd.	50,028	0.0
2,600		NichiiGakkan Co., Ltd.	29,485	0.0
3,450		Nichi-iko Pharmaceutical Co., Ltd.	53,783	0.0
5,200		Nihon Kohden Corp.	148,197	0.1
4,200		Nikkiso Co., Ltd.	44,081	0.0
400		Nippon Chemiphar Co., Ltd.	17,586	0.0
3,300		Nippon Shinyaku Co., Ltd.	223,389	0.1
8,600	(1)	Nipro Corp.	126,497	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	18,235	0.0
18,300		Olympus Corp.	699,775	0.3
29,000		Ono Pharmaceutical Co., Ltd.	922,687	0.3
25,500		Otsuka Holdings Co. Ltd.	1,279,072	0.5
1,400		Paramount Bed Holdings Co. Ltd.	71,158	0.0
5,500	(2)	PeptiDream, Inc.	301,652	0.1
6,900		Rohto Pharmaceutical Co., Ltd.	194,175	0.1
23,300		Santen Pharmaceutical Co., Ltd.	390,181	0.1
2,300		Sawai Pharmaceutical Co., Ltd.	101,143	0.0
2,700		Seikagaku Corp.	49,401	0.0
1,700	(2)	Shin Nippon Biomedical Laboratories Ltd.	9,412	0.0
17,600		Shionogi & Co., Ltd.	916,494	0.3
2,700		Ship Healthcare Holdings, Inc.	95,908	0.0
5,530		Suzuken Co., Ltd.	232,694	0.1
9,600		Sysmex Corp.	872,275	0.3
1,000		Taiko Pharmaceutical Co. Ltd.	19,117	0.0
2,600		Taisho Pharmaceutical Holdings Co. Ltd.	257,055	0.1
3,600	(1)	Takara Bio, Inc.	73,405	0.0
45,200		Takeda Pharmaceutical Co., Ltd.	2,204,009	0.8
18,900		Terumo Corp.	983,024	0.4
3,500		Toho Holdings Co., Ltd.	83,146	0.0
1,400		Tokai Corp./Gifu	28,993	0.0
800		Torii Pharmaceutical Co., Ltd.	21,284	0.0
700		Towa Pharmaceutical Co., Ltd.	44,595	0.0
3,500		Tsukui Corp.	27,131	0.0
4,500		Tsumura & Co.	156,400	0.1
3,100		Vital KSK Holdings, Inc.	30,725	0.0
3,000		ZERIA Pharmaceutical Co., Ltd.	60,600	0.0
			20,227,342	7.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 22.1%
1,900		Advan Co., Ltd.	$17,494	0.0
1,600		Aeon Delight Co., Ltd.	58,064	0.0
3,500		Aica Kogyo Co., Ltd.	128,864	0.1
2,900		Aichi Corp.	19,684	0.0
3,300		Aida Engineering Ltd.	40,453	0.0
1,600		Alconix Corp.	31,849	0.0
22,800	(1)	ANA Holdings, Inc.	883,504	0.3
18,700		Amada Holdings Co., Ltd.	227,307	0.1
3,000		Anest Iwata Corp.	32,979	0.0
3,700		Asahi Diamond Industrial Co., Ltd.	38,974	0.0
12,400		Asahi Glass Co., Ltd.	519,650	0.2
420		Asahi Kogyosha Co., Ltd.	13,863	0.0
7,000		Asanuma Corp.	26,329	0.0
400		Asunaro Aoki Construction Co., Ltd.	3,791	0.0
3,000		Bando Chemical Industries Ltd.	34,567	0.0
2,400		Bell System24 Holdings, Inc.	35,064	0.0
3,300		Bunka Shutter Co., Ltd.	32,296	0.0
2,200		Central Glass Co., Ltd.	50,659	0.0
10,900		Central Japan Railway Co.	2,080,185	0.7
800		Central Security Patrols Co., Ltd.	21,669	0.0
9,000	(1)	Chiyoda Corp.	84,245	0.0
700		Chiyoda Integre Co., Ltd.	16,637	0.0
1,700		Chudenko Corp.	45,988	0.0
900		Chugai Ro Co., Ltd.	25,108	0.0
3,600		CKD Corp.	78,354	0.0
4,800		COMSYS Holdings Corp.	127,613	0.1
2,000		Cosel Co., Ltd.	27,492	0.0
1,500		CTI Engineering Co., Ltd.	20,473	0.0
15,700		Dai Nippon Printing Co., Ltd.	326,260	0.1
1,200		Dai-Dan Co., Ltd.	26,685	0.0
6,300		Daifuku Co., Ltd.	373,511	0.1
7,000		Daihen Corp.	53,289	0.0
6,000		Daiho Corp.	34,242	0.0
1,000		Daiichi Jitsugyo Co., Ltd.	28,980	0.0
16,700		Daikin Industries Ltd.	1,855,256	0.7
1,800		Daiseki Co., Ltd.	50,270	0.0
2,400		Daiwa Industries Ltd.	28,877	0.0
1,500		Denyo Co., Ltd.	26,937	0.0
7,000		DMG Mori Co. Ltd.	131,886	0.1
3,300		Duskin Co., Ltd.	82,367	0.0
22,000		East Japan Railway Co.	2,056,865	0.7
5,100		Ebara Corp.	181,920	0.1
700		Ebara Jitsugyo Co. Ltd.	14,725	0.0
700		Endo Lighting Corp.	7,071	0.0
1,500	(2)	Escrow Agent Japan Co. Ltd.	6,529	0.0
11,700		Fanuc Ltd.	3,011,032	1.1
17,800		Fudo Tetra Corp.	31,792	0.0
37,000		Fuji Electric Holdings Co., Ltd.	254,919	0.1
3,800		Fuji Machine Manufacturing Co., Ltd.	75,005	0.0
14,700		Fujikura Ltd.	99,220	0.1
4,000		Fujitec Co., Ltd.	53,341	0.0
600		Fukuda Corp.	37,257	0.0
800		Fukushima Industries Corp.	34,934	0.0
1,400		Fukuyama Transporting Co., Ltd.	61,151	0.0
1,300		Fullcast Co., Ltd.	32,156	0.0
2,610		Funai Soken Holdings, Inc.	55,333	0.0
2,300		Furukawa Co., Ltd.	43,063	0.0
4,100	(1)	Furukawa Electric Co., Ltd.	220,542	0.1
2,100		Futaba Corp.	43,437	0.0
1,000		Gakujo Co., Ltd.	14,201	0.0
1,100		Gecoss Corp.	11,320	0.0
3,600		Glory Ltd.	129,186	0.1
21,000		GS Yuasa Corp.	114,085	0.1
1,100		Hamakyorex Co., Ltd.	37,060	0.0
15,300		Hankyu Hanshin Holdings, Inc.	573,046	0.2
2,000		Hanwa Co., Ltd.	83,062	0.0
10,700		Hazama Ando Corp.	81,193	0.0
1,800		Hibiya Engineering Ltd.	33,648	0.0
17,100		Hino Motors Ltd.	222,376	0.1
400	(1)	Hirata Corp.	36,472	0.0
2,700		Hisaka Works Ltd.	26,498	0.0
5,900		Hitachi Construction Machinery Co., Ltd.	229,020	0.1
2,800		Hitachi Transport System Ltd.	78,451	0.0
10,600	(1)	Hitachi Zosen Corp.	54,952	0.0
2,100		Hokuetsu Industries Co. Ltd.	22,795	0.0
3,800		Hoshizaki Corp.	338,774	0.1
500		Hosokawa Micron Corp.	34,441	0.0
1,100		Howa Machinery Ltd.	11,144	0.0
2,200		Ichinen Holdings Co., Ltd.	30,808	0.0
1,700	(1)	Idec Corp.	41,442	0.0
9,400		IHI Corp.	293,270	0.1
8,000		Iino Kaiun Kaisha Ltd.	38,007	0.0
1,500		Inaba Denki Sangyo Co., Ltd.	66,309	0.0
1,800		Inaba Seisakusho Co., Ltd.	22,860	0.0
3,000		Inabata & Co., Ltd.	45,083	0.0
1,330		Inui Global Logistics Co. Ltd.	10,824	0.0
1,500		Iseki & Co., Ltd.	29,980	0.0
400	(1),(2)	Ishikawa Seisakusho Ltd.	7,304	0.0
88,300		Itochu Corp.	1,724,249	0.6
4,000		Itoki Corp.	25,816	0.0
600		Iwasaki Electric Co., Ltd.	9,300	0.0
2,200		Iwatani Corp.	81,247	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
700		JAC Recruitment Co. Ltd.	$14,947	0.0
21,400		Japan Airlines Co. Ltd.	871,326	0.3
3,600		Japan Airport Terminal Co., Ltd.	139,774	0.1
800		Japan Pulp & Paper Co., Ltd.	33,028	0.0
4,100		Japan Steel Works Ltd.	134,762	0.1
4,000		Japan Transcity Corp.	17,730	0.0
12,000	(1)	JGC Corp.	261,271	0.1
1,300		JK Holdings Co., Ltd.	11,448	0.0
17,970		LIXIL Group Corp.	398,623	0.2
13,200		JTEKT Corp.	194,499	0.1
1,400		Juki Corp.	19,726	0.0
61,000		Kajima Corp.	573,483	0.2
7,200		Kamigumi Co., Ltd.	161,401	0.1
2,000		Kanaden Corp.	26,853	0.0
600		Kanagawa Chuo Kotsu Co., Ltd.	21,716	0.0
1,800		Kanamoto Co., Ltd.	60,824	0.0
5,500		Kandenko Co., Ltd.	63,033	0.0
5,400		Kanematsu Corp.	72,838	0.0
2,100		Katakura Industries Co., Ltd.	27,683	0.0
1,000		Kato Works Co., Ltd.	22,775	0.0
400		Kawada Technologies, Inc.	21,674	0.0
9,500		Kawasaki Heavy Industries Ltd.	306,561	0.1
5,300	(1),(2)	Kawasaki Kisen Kaisha Ltd.	123,773	0.1
5,000	(1)	Keihan Holdings Co., Ltd.	155,124	0.1
16,900	(1)	Keikyu Corp.	297,048	0.1
6,800	(1)	Keio Corp.	293,082	0.1
8,700		Keisei Electric Railway Co., Ltd.	267,797	0.1
2,200		Kimura Chemical Plants Co., Ltd.	10,182	0.0
900		Kimura Unity Co., Ltd.	9,514	0.0
8,500		Kinden Corp.	142,186	0.1
2,000		King Jim Co., Ltd.	19,278	0.0
11,300		Kintetsu Group Holdings Co., Ltd.	443,994	0.2
2,100		Kintetsu World Express, Inc.	39,110	0.0
1,000		Kitagawa Iron Works Co., Ltd.	25,830	0.0
4,000		Kitano Construction Corp.	15,267	0.0
1,300		Kito Corp.	24,305	0.0
5,700		Kitz Corp.	49,211	0.0
400	(2)	Kobe Electric Railway Co. Ltd.	14,615	0.0
6,100		Kokuyo Co., Ltd.	118,615	0.1
395		Komaihal Tec, Inc.	9,452	0.0
59,400		Komatsu Ltd.	1,989,839	0.7
900		Komatsu Wall Industry Co., Ltd.	24,006	0.0
3,200		Komori Corp.	40,638	0.0
2,100		Konoike Transport Co. Ltd.	36,164	0.0
400		KRS Corp.	9,955	0.0
65,800		Kubota Corp.	1,159,897	0.4
2,300	(1)	Kumagai Gumi Co., Ltd.	72,509	0.0
6,600		Kurita Water Industries, Ltd.	213,067	0.1
500		Kyodo Printing Co., Ltd.	15,480	0.0
2,500		Kyokuto Kaihatsu Kogyo Co., Ltd.	36,967	0.0
5,100		Kyowa Exeo Corp.	136,515	0.1
2,800		Kyudenko Corp.	137,547	0.1
9,500		Kyushu Railway Co.	296,369	0.1
1,900	(1)	Link And Motivation, Inc.	23,127	0.0
3,400		Mabuchi Motor Co., Ltd.	169,143	0.1
10,000		Maeda Corp.	116,832	0.1
1,800		Maeda Kosen Co. Ltd	29,361	0.0
4,000		Maeda Road Construction Co., Ltd.	80,357	0.0
1,600		Maezawa Kasei Industries Co., Ltd.	17,600	0.0
600		Maezawa Kyuso Industries Co., Ltd.	11,156	0.0
6,000		Makino Milling Machine Co., Ltd.	56,799	0.0
15,900		Makita Corp.	787,593	0.3
98,200		Marubeni Corp.	717,109	0.3
700		Maruka Machinery Co. Ltd.	13,244	0.0
600		Maruwa Unyu Kikan Co. Ltd.	17,957	0.0
6,000		Maruzen Showa Unyu Co., Ltd.	29,412	0.0
1,500		Matsuda Sangyo Co., Ltd.	27,073	0.0
2,600		Matsui Construction Co., Ltd.	19,396	0.0
2,000		Max Co., Ltd.	25,719	0.0
12,000		Meidensha Corp.	46,218	0.0
3,600		Meisei Industrial Co. Ltd.	24,602	0.0
1,500		Meitec Corp.	82,168	0.0
2,400		Meiwa Corp.	11,282	0.0
22,858		Minebea Co., Ltd.	491,486	0.2
4,110	(1)	Mirait Holdings Corp.	65,727	0.0
14,300		Misumi Group, Inc.	396,048	0.2
84,600		Mitsubishi Corp.	2,277,353	0.8
122,600		Mitsubishi Electric Corp.	1,989,866	0.7
20,400		Mitsubishi Heavy Industries Ltd.	786,604	0.3
4,100	(1)	Mitsubishi Logistics Corp.	86,308	0.0
900		Mitsubishi Kakoki Kaisha Ltd.	18,878	0.0
2,300		Mitsubishi Pencil Co., Ltd.	52,247	0.0
3,000		Mitsuboshi Belting Co., Ltd.	33,422	0.0
102,100		Mitsui & Co., Ltd.	1,756,923	0.6
4,400		Mitsui Engineering & Shipbuilding Co., Ltd.	72,401	0.0
900		Mitsui Matsushima Co., Ltd.	12,804	0.0
7,500		Mitsui OSK Lines Ltd.	212,983	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
12,000	(2)	Mitsui-Soko Holdings Co. Ltd.	$38,525	0.0
5,300		Miura Co., Ltd.	171,786	0.1
600		Miyaji Engineering Group, Inc.	11,529	0.0
4,300		MonotaRO Co. Ltd.	152,186	0.1
1,900		Morita Holdings Corp.	36,159	0.0
2,000		Relia, Inc.	24,457	0.0
6,800		Nabtesco Corp.	264,849	0.1
1,900		NAC Co., Ltd.	17,188	0.0
12,000		Nachi-Fujikoshi Corp.	72,868	0.0
6,700		Nagase & Co., Ltd.	113,916	0.1
9,000	(1)	Nagoya Railroad Co., Ltd.	229,654	0.1
2,000		Nakabayashi Co. Ltd.	11,661	0.0
4,744		Namura Shipbuilding Co., Ltd.	26,690	0.0
5,400	(1)	Nankai Electric Railway Co., Ltd.	136,077	0.1
14,700		NGK Insulators Ltd.	254,633	0.1
7,000		Nichias Corp.	88,890	0.0
1,200		Nichiden Corp.	23,589	0.0
2,000		Nichiha Corp.	75,752	0.0
2,200		Nichireki Co., Ltd.	25,059	0.0
14,814		Nidec Corp.	2,280,004	0.8
8,400		Nihon M&A Center, Inc.	290,920	0.1
200		Nihon Trim Co., Ltd.	10,384	0.0
800		Nikko Co. Ltd./Hyogo	17,588	0.0
3,000		Nippo Corp.	67,630	0.0
700		Nippon Carbon Co., Ltd.	34,347	0.0
2,100		Nippon Densetsu Kogyo Co., Ltd.	41,339	0.0
4,300		Nippon Express Co., Ltd.	284,505	0.1
2,100		Nippon Hume Corp.	15,560	0.0
1,400		Nippon Kanzai Co., Ltd.	27,680	0.0
1,100		Nippon Koei Co. Ltd.	33,803	0.0
4,400		Nippon Holdings Co., Ltd.	116,127	0.1
23,100		Nippon Parking Development Co. Ltd.	38,308	0.0
500		Nippon Road Co., Ltd.	24,689	0.0
400		Nippon Seisen Co., Ltd.	18,492	0.0
4,000	(2)	Nippon Sharyo Ltd.	11,321	0.0
6,600	(2)	Nippon Sheet Glass Co., Ltd.	52,939	0.0
928		Nippon Steel & Sumikin Bussan Corp.	51,371	0.0
4,900		Nippon Thompson Co., Ltd.	39,833	0.0
9,788		Nippon Yusen KK	192,177	0.1
1,000		Mitsubishi Logisnext Co., Ltd.	8,361	0.0
3,000	(1)	Nishimatsu Construction Co., Ltd.	74,649	0.0
3,400	(1)	Nishi-Nippon Railroad Co., Ltd.	88,708	0.0
1,000		Nishio Rent All Co., Ltd.	31,128	0.0
500		Nissei ASB Machine Co. Ltd	34,559	0.0
1,300		Nissei Plastic Industrial Co., Ltd.	17,834	0.0
7,580		Nisshinbo Industries, Inc.	102,658	0.1
1,400		Nissin Corp.	36,899	0.0
2,300		Nissin Electric Co., Ltd.	21,596	0.0
1,300		Nitta Corp.	48,957	0.0
1,600		Nitto Boseki Co., Ltd.	34,336	0.0
2,100		Nitto Kogyo Corp.	32,538	0.0
1,000		Nitto Kohki Co., Ltd.	27,778	0.0
1,100		Nittoc Construction Co. Ltd.	6,469	0.0
3,100		Nomura Co., Ltd.	66,492	0.0
900		Noritake Co., Ltd.	38,543	0.0
2,700		Noritz Corp.	48,998	0.0
700		NS United Kaiun Kaisha Ltd.	14,089	0.0
25,500		NSK Ltd.	343,058	0.1
29,100		NTN Corp.	121,731	0.1
700		Obara Corp.	41,192	0.0
41,000		Obayashi Corp.	451,650	0.2
18,100	(1)	Odakyu Electric Railway Co., Ltd.	368,725	0.1
1,880		Oiles Corp.	40,265	0.0
3,600		Okabe Co., Ltd.	33,380	0.0
4,500		Okamura Corp.	61,986	0.0
1,500		Okuma Corp.	88,194	0.0
2,200		Okumura Corp.	86,001	0.0
1,600		Onoken Co., Ltd.	28,215	0.0
800		Organo Corp.	24,275	0.0
600		Origin Electric Co. Ltd.	9,629	0.0
5,700		OSG Corp.	130,200	0.1
5,950		OSJB Holdings Corp.	16,276	0.0
4,000		Outsourcing, Inc.	69,974	0.0
2,100		Oyo Corp.	29,519	0.0
6,800		Park24 Co., Ltd.	185,555	0.1
600		Pasona Group, Inc.	12,995	0.0
1,400		Pegasus Sewing Machine Manufacturing Co., Ltd.	9,689	0.0
17,000		Penta-Ocean Construction Co., Ltd.	125,424	0.1
11,000		Persol Holdings Co. Ltd	319,624	0.1
2,300		Pilot Corp.	128,707	0.1
3,000		Prestige International, Inc.	36,723	0.0
1,900		Pronexus, Inc.	23,317	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	22,680	0.0
3,100		Raito Kogyo Co., Ltd.	32,795	0.0
90,800		Recruit Holdings Co. Ltd.	2,275,777	0.8
1,200		Rheon Automatic Machinery Co., Ltd.	24,096	0.0
1,600		Ryobi Ltd.	42,443	0.0
300		Sakai Heavy Industries Ltd.	13,292	0.0
800		Sakai Moving Service Co., Ltd.	41,630	0.0
3,800	(2)	Sanix, Inc.	9,466	0.0
3,100		Sanki Engineering Co., Ltd.	34,810	0.0
2,300		Sankyo Tateyama, Inc.	34,211	0.0
3,000		Sankyu, Inc.	149,274	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,700		Sanwa Holdings Corp.	$150,866	0.1
600		Sanyo Denki Co. Ltd.	46,527	0.0
1,700		Sato Holding Corp.	54,718	0.0
1,300		Sato Shoji Corp.	14,405	0.0
1,600		SBS Holdings, Inc.	20,886	0.0
12,400		Secom Co., Ltd.	923,616	0.3
400		Seibu Electric Industry Co., Ltd.	10,791	0.0
15,800		Seibu Holdings, Inc.	277,013	0.1
2,500		Seikitokyu Kogyo Co., Ltd.	16,606	0.0
8,700		Seino Holdings Co. Ltd	160,759	0.1
1,500		Sekisui Jushi Corp.	32,664	0.0
6,700		Senko Group Holdings Co., Ltd.	52,427	0.0
6,400		SG Holdings Co. Ltd.	140,832	0.1
1,200		Shibusawa Warehouse Co., Ltd.	20,207	0.0
1,100		Shibuya Corp.	39,280	0.0
1,600	(1)	Shima Seiki Manufacturing Ltd.	112,391	0.1
41,500		Shimizu Corp.	370,211	0.1
1,500		Shin Nippon Air Technologies Co. Ltd.	22,461	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	8,353	0.0
6,000		Shinmaywa Industries Ltd.	49,628	0.0
2,000		Shinnihon Corp.	21,586	0.0
500		Shinsho Corp.	17,393	0.0
1,200		Shinwa Co., Ltd./Nagoya	25,288	0.0
1,400		SHO-BOND Holdings Co., Ltd.	104,297	0.1
9,000		Sinfonia Technology Co. Ltd.	31,093	0.0
3,400		Sintokogio Ltd.	35,628	0.0
3,900		SMC Corp.	1,586,516	0.6
2,000		Soda Nikka Co., Ltd.	14,982	0.0
2,800	(1)	Sodick Co., Ltd.	36,743	0.0
4,800		Sohgo Security Services Co., Ltd.	235,889	0.1
70,900		Sojitz Corp.	226,146	0.1
3,600		Sotetsu Holdings, Inc.	95,951	0.1
2,300		Star Micronics Co., Ltd.	42,691	0.0
800		Sugimoto & Co., Ltd.	14,166	0.0
8,600		Sumiseki Holdings, Inc.	12,796	0.0
75,900		Sumitomo Corp.	1,271,517	0.5
1,400		Sumitomo Densetsu Co., Ltd.	28,076	0.0
6,940		Sumitomo Heavy Industries	265,159	0.1
10,740		Sumitomo Mitsui Construction Co., Ltd.	64,327	0.0
4,000		Sumitomo Precision Products Co. Ltd.	14,941	0.0
8,000		Sumitomo Warehouse Co., Ltd./The	53,239	0.0
2,400		SWCC Showa Holdings Co., Ltd.	21,338	0.0
6,100		Tadano Ltd.	91,897	0.1
1,000		Taihei Dengyo Kaisha Ltd.	25,499	0.0
1,400		Taiheiyo Kouhatsu, Inc.	13,668	0.0
1,800		Taikisha Ltd.	59,035	0.0
13,700		Taisei Corp.	702,669	0.3
900		Takamatsu Construction Group Co., Ltd.	25,764	0.0
1,000		Takaoka Toko Co. Ltd.	16,013	0.0
1,200		Takara Printing Co., Ltd.	21,576	0.0
2,000		Takara Standard Co., Ltd.	33,920	0.0
3,800		Takasago Thermal Engineering Co., Ltd.	70,502	0.0
2,500		Takeei Corp.	30,394	0.0
2,100		Takeuchi Manufacturing Co. Ltd.	46,629	0.0
700		Takisawa Machine Tool Co., Ltd.	13,036	0.0
4,800		Takuma Co., Ltd.	52,817	0.0
3,000	(1)	Tanseisha Co., Ltd.	36,540	0.0
2,600		Tatsuta Electric Wire and Cable Co., Ltd.	15,822	0.0
2,200		TechnoPro Holdings, Inc.	132,785	0.1
1,600		Teikoku Electric Manufacturing Co., Ltd.	24,289	0.0
1,700		Teikoku Sen-I Co., Ltd.	32,791	0.0
1,100		Tekken Corp.	31,812	0.0
7,700		THK Co., Ltd.	320,319	0.1
1,300		Toa Corp.	27,369	0.0
400		TOA Road Corp.	15,200	0.0
18,000		Tobishima Corp.	29,920	0.0
13,000		Tobu Railway Co., Ltd.	397,207	0.2
4,000		Tocalo Co., Ltd.	48,621	0.0
16,000		Toda Corp.	116,294	0.1
400		Toenec Corp.	11,887	0.0
6,400		Tokai Holdings Corp.	64,196	0.0
2,000		Tokyo Energy & Systems, Inc.	22,494	0.0
600		Tokyo Keiki, Inc.	6,340	0.0
2,500		Tokyo Sangyo Co. Ltd.	13,623	0.0
5,790		Tokyu Construction Co., Ltd.	63,012	0.0
32,900		Tokyu Corp.	518,085	0.2
4,700		Toli Corp.	16,945	0.0
1,900		Tomoe Corp.	9,702	0.0
2,000		Toppan Forms Co., Ltd.	22,150	0.0
34,000		Toppan Printing Co., Ltd.	279,479	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	20,779	0.0
8,000		Toshiba Machine Co., Ltd.	55,619	0.0
2,400		Toshiba Plant Systems & Services Corp.	52,481	0.0
1,000		Tosho Printing Co., Ltd.	9,378	0.0
1,800		Totetsu Kogyo Co., Ltd.	56,220	0.0
9,500		Toto Ltd.	498,092	0.2
6,400		Toyo Construction Co., Ltd.	29,250	0.0
2,200	(1),(2)	Toyo Engineering Corp.	20,992	0.0
5,000		Toyo Logistics Co., Ltd.	17,460	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
800		Toyo Tanso Co., Ltd.	$25,121	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	9,747	0.0
13,400		Toyota Tsusho Corp.	452,846	0.2
200		Trancom Co. Ltd.	13,841	0.0
2,600		Trusco Nakayama Corp.	64,265	0.0
500		Trust Tech, Inc.	16,289	0.0
800		Tsubaki Nakashima Co. Ltd.	20,659	0.0
7,000		Tsubakimoto Chain Co.	57,223	0.0
600		Tsubakimoto Kogyo Co., Ltd.	19,364	0.0
4,000		Tsugami Corp.	51,493	0.0
2,700		Tsukishima Kikai Co., Ltd.	38,219	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	23,761	0.0
800		Uchida Yoko Co., Ltd.	21,601	0.0
410		Ueki Corp.	10,143	0.0
700		Union Tool Co.	24,974	0.0
7,000		Ushio, Inc.	93,988	0.1
700		Wakachiku Construction Co., Ltd.	10,918	0.0
3,100		Wakita & Co. Ltd.	34,351	0.0
700		Weathernews, Inc.	22,427	0.0
11,000		West Japan Railway Co.	779,865	0.3
2,800		Yahagi Construction Co., Ltd.	21,008	0.0
2,500		Yamabiko Corp.	32,876	0.0
1,500		Yamashin-Filter Corp.	19,349	0.0
20,400	(1)	Yamato Holdings Co., Ltd.	512,778	0.2
4,900		Yamazen Corp.	50,876	0.0
2,100		Yasuda Logistics Corp.	20,207	0.0
2,600		Yokogawa Bridge Holdings Corp.	55,922	0.0
1,300		Yuasa Trading Co., Ltd.	42,738	0.0
400		Yuken Kogyo Co., Ltd.	10,647	0.0
1,400		Yushin Precision Equipment Co., Ltd.	22,664	0.0
			64,033,729	22.1

		Information Technology: 12.3%
2,300		A&D Co., Ltd.	14,231	0.0
6,900	(1)	Advantest Corp.	145,114	0.1
2,000		Ai Holdings Corp.	55,889	0.0
400		Aichi Tokei Denki Co., Ltd.	15,999	0.0
1,200		Aiphone Co., Ltd.	20,489	0.0
200	(2)	Akatsuki, Inc.	9,912	0.0
680		Alpha Systems, Inc.	14,593	0.0
10,700	(1)	Alps Electric Co., Ltd.	264,869	0.1
4,100		Amano Corp.	109,573	0.1
9,100		Anritsu Corp.	111,299	0.1
1,000		Argo Graphics, Inc.	33,210	0.0
2,900	(2)	Arisawa Manufacturing Co., Ltd.	27,038	0.0
3,000		Asahi Net, Inc.	14,290	0.0
1,200		Ateam, Inc.	28,332	0.0
6,800		Broadleaf Co. Ltd.	33,366	0.0
15,100		Brother Industries Ltd.	350,130	0.1
2,200		CAC Holdings Corp.	22,288	0.0
1,300		Canon Electronics, Inc.	28,734	0.0
66,066		Canon, Inc.	2,396,763	0.8
5,400	(1)	Capcom Co., Ltd.	125,125	0.1
1,900		Computer Institute of Japan Ltd.	12,440	0.0
15,400		Citizen Watch Co., Ltd.	108,646	0.1
2,700		CMK Corp.	20,904	0.0
4,300		COLOPL, Inc.	38,389	0.0
600		Computer Engineering & Consulting Ltd.	20,145	0.0
4,300	(1)	Cookpad, Inc.	24,053	0.0
1,400		Cybernet Systems Co., Ltd.	10,968	0.0
3,600		Cybozu, Inc.	19,203	0.0
800		Dai-ichi Seiko Co. Ltd	16,550	0.0
2,400		Screen Holdings Co. Ltd.	216,790	0.1
500		Daiwabo Holdings Co., Ltd.	21,657	0.0
6,400	(1)	Dena Co., Ltd.	116,562	0.1
1,000		Denki Kogyo Co., Ltd.	29,877	0.0
3,500		Dexerials Corp.	36,302	0.0
700		Digital Arts, Inc.	26,739	0.0
2,400		Digital Garage, Inc.	79,652	0.0
1,700		Dip Corp.	53,933	0.0
1,700		Disco Corp.	363,364	0.1
1,400		DTS Corp.	48,731	0.0
700		E-Guardian, Inc.	27,272	0.0
1,100		Eizo Corp.	50,731	0.0
1,400		Elecom Co. Ltd	33,566	0.0
500		Enplas Corp.	16,432	0.0
1,500		ESPEC Corp.	35,168	0.0
600		Excel Co., Ltd.	15,493	0.0
4,500		F N Communications, Inc.	30,146	0.0
899		Faith, Inc.	10,071	0.0
1,900		Fuji Soft, Inc.	75,779	0.0
25,500		Fuji Film Holdings Corp.	1,018,309	0.4
127,000		Fujitsu Ltd.	771,770	0.3
2,700		Furuno Electric Co., Ltd.	18,988	0.0
4,700	(1)	GMO internet, Inc.	101,617	0.1
800		GMO Payment Gateway, Inc.	78,974	0.0
2,200	(1)	Gurunavi, Inc.	30,577	0.0
7,400		Gree, Inc.	42,659	0.0
2,000	(2)	Gumi, Inc.	19,973	0.0
33,500		GungHo Online Entertainment, Inc.	110,526	0.1
8,900		Hamamatsu Photonics KK	342,389	0.1
1,200		Hearts United Group Co. Ltd.	19,648	0.0
1,000		Hioki EE Corp.	31,389	0.0
2,063		Hirose Electric Co., Ltd.	285,000	0.1
4,300		Hitachi High-Technologies Corp.	204,416	0.1
295,146		Hitachi Ltd.	2,149,728	0.8
2,200		Maxell Holdings, Ltd.	42,062	0.0
1,300		Hochiki Corp.	24,194	0.0
1,000		Hokuriku Electric Industry Co., Ltd.	14,243	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,500		Horiba Ltd.	$194,650	0.1
3,400		Hosiden Corp.	42,775	0.0
7,300	(1)	Ibiden Co., Ltd.	108,313	0.1
1,100		Icom, Inc.	27,271	0.0
3,100		Ines Corp.	32,594	0.0
1,430		I-Net Corp.	21,832	0.0
6,300		Infomart Corp.	64,142	0.0
1,400		Innotech Corp.	16,654	0.0
2,200		Internet Initiative Japan, Inc.	45,373	0.0
1,000	(1)	Iriso Electronics Co. Ltd.	60,947	0.0
700		Information Services International-Dentsu Ltd.	18,879	0.0
3,200		Istyle, Inc.	45,239	0.0
4,100		TIS, Inc.	163,938	0.1
3,000		Itfor, Inc.	26,786	0.0
5,800		Itochu Techno-Solutions Corp.	119,818	0.1
3,000		Japan Aviation Electronics Industry Ltd.	42,651	0.0
2,000		Japan Cash Machine Co., Ltd.	21,740	0.0
27,200	(1),(2)	Japan Display, Inc.	50,571	0.0
3,000		Japan Material Co. Ltd.	37,725	0.0
1,700		Jastec Co., Ltd.	21,100	0.0
1,100		JBCC Holdings, Inc.	11,120	0.0
2,200		Justsystems Corp.	53,500	0.0
1,200		Kaga Electronics Co., Ltd.	31,020	0.0
9,300	(1)	Kakaku.com, Inc.	164,585	0.1
900		Kanematsu Electronics Ltd.	25,544	0.0
6,000		Keyence Corp.	3,747,949	1.3
2,700		KLab, Inc.	44,470	0.0
1,900		Koa Corp.	39,492	0.0
5,023		Konami Holdings Corp.	255,806	0.1
29,000		Konica Minolta, Inc.	246,528	0.1
20,200		Kyocera Corp.	1,145,302	0.4
2,700		Lasertec Corp.	98,420	0.1
3,700	(2)	LINE Corp.	145,615	0.1
2,400		Macnica Fuji Electronics Holdings, Inc.	42,901	0.0
1,700		Mamezou Holdings Co. Ltd.	20,889	0.0
2,000		Marubun Corp.	18,438	0.0
500		Maruwa Co., Ltd./Aichi	39,308	0.0
3,300	(1)	Marvelous, Inc.	28,536	0.0
1,000	(1),(2)	Megachips Corp.	35,047	0.0
600		Melco Holdings, Inc.	19,970	0.0
2,300	(1)	Micronics Japan Co. Ltd.	24,168	0.0
1,400		Mimasu Semiconductor Industry Co., Ltd.	25,453	0.0
800		Miroku Jyoho Service Co. Ltd.	23,343	0.0
1,600	(1)	Mitsui High-Tec, Inc.	23,588	0.0
12,855		Murata Manufacturing Co., Ltd.	1,774,403	0.6
1,600		Nagano Keiki Co., Ltd.	18,227	0.0
15,800		NEC Corp.	444,122	0.2
1,600		NEC Networks & System Integration Corp.	41,617	0.0
5,300		Net One systems Co., Ltd.	77,831	0.0
27,000	(2)	Nexon Co. Ltd.	457,750	0.2
500		Nexyz Group Corp.	7,895	0.0
4,400		Nichicon Corp.	50,406	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	12,459	0.0
3,700		Nihon Unisys Ltd.	80,366	0.0
7,600		Nintendo Co., Ltd.	3,376,477	1.2
1,400		Nippon Ceramic Co., Ltd.	38,317	0.0
1,000		Nippon Chemi-Con Corp.	23,605	0.0
5,300		Nippon Electric Glass Co., Ltd.	153,638	0.1
3,800		Nippon Signal Company Ltd.	35,703	0.0
2,400		Nissha Co., Ltd.	63,887	0.0
1,400		Nohmi Bosai Ltd.	30,220	0.0
7,732		Nomura Research Institute Ltd.	365,330	0.1
1,400	(1)	Noritsu Koki Co., Ltd.	32,123	0.0
2,100		NS Solutions Corp.	59,987	0.0
2,450		NSD CO., Ltd.	49,836	0.0
37,500		NTT Data Corp.	394,041	0.2
600		OBIC Business Consultants Co., Ltd.	38,080	0.0
3,900		Obic Co., Ltd.	328,645	0.1
5,300		Oki Electric Industry Ltd.	70,068	0.0
13,200		Omron Corp.	771,626	0.3
2,000		Optex Group Co., Ltd.	50,997	0.0
2,000		Oracle Corp. Japan	165,988	0.1
4,000		Osaki Electric Co., Ltd.	29,310	0.0
7,400		Otsuka Corp.	377,273	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	26,900	0.0
6,500	(2)	Renesas Electronics Corp.	65,343	0.0
36,900	(1)	Ricoh Co., Ltd.	364,529	0.1
1,400		Riso Kagaku Corp.	26,059	0.0
5,600		Rohm Co., Ltd.	531,557	0.2
1,000		Roland DG Corp.	22,805	0.0
600		Rorze Corp.	13,456	0.0
1,600		Ryosan Co., Ltd.	57,804	0.0
1,500	(1)	Ryoyo Electro Corp.	24,156	0.0
2,000		Sakura Internet, Inc.	14,094	0.0
8,000		Sanken Electric Co., Ltd.	59,138	0.0
1,400		Sanshin Electronics Co., Ltd.	27,526	0.0
2,000		Satori Electric Co., Ltd.	20,612	0.0
700		Saxa Holdings, Inc.	13,904	0.0
18,300		Seiko Epson Corp.	317,136	0.1
2,000		Shibaura Mechatronics Corp.	8,980	0.0
14,900		Shimadzu Corp.	411,018	0.2
500		Shindengen Electric Manufacturing Co., Ltd.	32,755	0.0
1,500	(2)	Shinkawa Ltd.	16,121	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,800		Shinko Electric Industries	$35,484	0.0
1,400		Shinko Shoji Co., Ltd.	23,134	0.0
1,600	(1)	Siix Corp.	34,256	0.0
4,000		SMK Corp.	16,536	0.0
2,500		SMS Co. Ltd.	106,695	0.1
800		Softbank Technology Corp.	14,183	0.0
1,200	(1)	Sourcenext Corp.	8,906	0.0
5,800		Square Enix Holdings Co., Ltd.	261,948	0.1
900		SRA Holdings	25,727	0.0
11,400		Sumco Corp.	297,740	0.1
1,300	(1)	Sumida Corp.	16,693	0.0
2,844		SCSK Corp.	123,346	0.1
1,000		Systena Corp.	40,606	0.0
1,040		Tachibana Eletech Co., Ltd.	20,817	0.0
5,700		Taiyo Yuden Co., Ltd.	95,910	0.1
800		Takachiho Koheki Co. Ltd.	10,239	0.0
6,100		Tamura Corp.	46,223	0.0
6,500		TDK Corp.	579,077	0.2
20,000	(2)	Teac Corp.	8,138	0.0
1,960		Koei Tecmo Holdings Co. Ltd.	37,711	0.0
1,200		TKC	48,939	0.0
8,200		Tokyo Electron Ltd.	1,516,927	0.5
2,200		Tokyo Seimitsu Co., Ltd.	89,267	0.0
6,900		Topcon Corp.	135,310	0.1
9,000		Toshiba Tec Corp.	53,227	0.0
400		Toukei Computer Co., Ltd.	11,745	0.0
1,100		Towa Corp.	14,966	0.0
3,100		Toyo Corp./Chuo-ku	27,957	0.0
1,200	(2)	Transcosmos, Inc.	31,187	0.0
5,900		Trend Micro, Inc.	347,934	0.1
900		UKC Holdings Corp.	18,583	0.0
2,300		Ulvac, Inc.	130,120	0.1
5,000	(2)	Uniden Holdings Corp.	12,714	0.0
300		V Technology Co. Ltd.	87,063	0.0
10,400		Wacom Co., Ltd.	51,291	0.0
86,500	(1)	Yahoo! Japan Corp.	404,898	0.2
1,100		Yamaichi Electronics Co., Ltd.	19,019	0.0
3,800		Azbil Corp.	178,973	0.1
14,400		Yaskawa Electric Corp.	653,120	0.2
12,600		Yokogawa Electric Corp.	255,467	0.1
600		Yokowo Co., Ltd.	11,158	0.0
			35,538,613	12.3

		Materials: 7.0%
1,300		Achilles Corp.	26,889	0.0
5,500		ADEKA Corp.	98,377	0.0
700		Aichi Steel Corp.	28,820	0.0
10,300		Air Water, Inc.	201,330	0.1
1,900		Asahi Holdings, Inc.	35,398	0.0
80,000		Asahi Kasei Corp.	1,069,267	0.4
1,200		Asahi Yukizia Corp.	19,741	0.0
2,700		Asia Pile Holdings Corp.	16,451	0.0
1,800	(1)	Carlit Holdings Co. Ltd.	18,477	0.0
800		Chuetsu Pulp & Paper Co., Ltd.	14,418	0.0
4,300	(1)	Chugoku Marine Paints Ltd.	42,656	0.0
2,400		Dai Nippon Toryo Co., Ltd.	35,570	0.0
17,300		Daicel Corp.	189,971	0.1
2,200		Daido Steel Co., Ltd.	111,602	0.1
4,000		DKS Co. Ltd.	29,518	0.0
1,300		Daiken Corp.	31,020	0.0
3,000	(1)	Daiki Aluminium Industry Co., Ltd.	20,625	0.0
1,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	41,542	0.0
5,100	(1)	Daio Paper Corp.	71,883	0.0
1,600		Osaka Soda Co., Ltd.	42,137	0.0
4,800		Denka Co., Ltd.	162,503	0.1
5,100		DIC Corp.	171,096	0.1
3,100	(1)	Dowa Holdings Co., Ltd.	110,932	0.1
1,800		JCU Corp.	42,768	0.0
1,000	(1)	FP Corp.	65,007	0.0
2,800		Fuji Seal International, Inc.	111,659	0.1
2,000		Fujikura Kasei Co., Ltd.	12,848	0.0
1,400		Fujimi, Inc.	30,270	0.0
1,200		Fujimori Kogyo Co., Ltd.	42,635	0.0
1,233	(1)	UACJ Corp.	31,672	0.0
800		Fuso Chemical Co. Ltd.	20,599	0.0
700		Godo Steel Ltd.	13,646	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	16,518	0.0
500		Hakudo Co., Ltd.	10,563	0.0
1,800		Harima Chemicals Group, Inc.	14,010	0.0
6,300		Hitachi Chemical Co., Ltd.	140,742	0.1
13,020		Hitachi Metals Ltd.	153,021	0.1
400		Hodogaya Chemical Co., Ltd.	17,859	0.0
5,000		Hokkan Holdings Ltd.	17,586	0.0
7,400		Hokuetsu Kishu Paper Co. Ltd.	47,832	0.0
2,600	(2)	Ishihara Sangyo Kaisha Ltd.	31,609	0.0
500		Japan Pure Chemical Co. Ltd.	12,285	0.0
32,747		JFE Holdings, Inc.	660,551	0.2
800		JSP Corp.	24,522	0.0
12,900		JSR Corp.	290,327	0.1
17,000		Kaneka Corp.	169,109	0.1
13,400	(1)	Kansai Paint Co., Ltd.	313,201	0.1
3,800		Kanto Denka Kogyo Co., Ltd.	39,067	0.0
2,000		KH Neochem Co. Ltd.	57,989	0.0
1,900		Kimoto Co., Ltd.	5,523	0.0
2,500		Koatsu Gas Kogyo Co., Ltd.	21,258	0.0
22,000	(2)	Kobe Steel Ltd.	218,225	0.1
1,100		Kohsoku Corp.	13,279	0.0
2,100		Konishi Co., Ltd.	33,741	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
300		Krosaki Harima Corp.	$14,421	0.0
5,539	(1)	Kumiai Chemical Industry Co., Ltd.	32,861	0.0
21,100		Kuraray Co., Ltd.	365,838	0.1
1,200		KUREHA Corp.	78,965	0.0
900		Kurimoto Ltd.	17,159	0.0
1,500	(1)	Kyoei Steel Ltd.	25,623	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	9,998	0.0
2,700		Lintec Corp.	77,765	0.0
4,200	(1)	Maruichi Steel Tube Ltd.	127,994	0.1
1,100		MEC Co., Ltd./Japan	18,407	0.0
800		Mitani Sekisan Co. Ltd.	18,931	0.0
86,000		Mitsubishi Chemical Holdings Corp.	837,336	0.3
10,700		Mitsubishi Gas Chemical Co., Inc.	258,221	0.1
7,952		Mitsubishi Materials Corp.	235,716	0.1
2,600	(2)	Mitsubishi Paper Mills Ltd.	15,988	0.0
100		Mitsubishi Steel Manufacturing Co., Ltd.	2,280	0.0
11,800		Mitsui Chemicals, Inc.	374,641	0.1
3,200		Mitsui Mining & Smelting Co., Ltd.	141,888	0.1
800		Moresco Corp.	13,357	0.0
1,700		Nakayama Steel Works Ltd.	11,228	0.0
3,300		Neturen Co., Ltd.	33,973	0.0
4,400		Nihon Nohyaku Co., Ltd.	26,019	0.0
6,400		Nihon Parkerizing Co., Ltd.	105,242	0.1
6,000		Nihon Yamamura Glass Co., Ltd.	10,920	0.0
600		Nippon Carbide Industries Co., Inc.	11,233	0.0
2,600		Nippon Concrete Industries Co., Ltd.	10,794	0.0
8,400	(1)	Nippon Denko Co., Ltd.	26,004	0.0
2,300		Nippon Fine Chemical Co., Ltd.	26,696	0.0
8,000		Nippon Kayaku Co., Ltd.	99,391	0.1
500		Nippon Kinzoku Co., Ltd.	11,060	0.0
34,700		Nippon Light Metal Holdings Co. Ltd.	90,723	0.0
9,900		Nippon Paint Holdings Co., Ltd.	364,648	0.1
5,429	(1)	Nippon Paper Industries Co. Ltd.	100,427	0.1
1,800		Nippon Pillar Packing Co., Ltd.	26,994	0.0
1,900		Nippon Shokubai Co., Ltd.	131,368	0.1
9,000		Nippon Soda Co., Ltd.	51,041	0.0
54,165		Nippon Steel & Sumitomo Metal Corp.	1,189,188	0.4
1,200		Nippon Valqua Industries Ltd.	33,189	0.0
11,500		Nippon Yakin Kogyo Co., Ltd.	31,679	0.0
7,600		Nissan Chemical Industries Ltd.	315,716	0.1
3,876		Nisshin Steel Co. Ltd.	45,670	0.0
400		Nittetsu Mining Co., Ltd.	22,295	0.0
9,300		Nitto Denko Corp.	702,886	0.3
5,100		NOF Corp.	154,226	0.1
54,000		Oji Holdings Corp.	348,044	0.1
4,000		Okamoto Industries, Inc.	40,449	0.0
4,000		Okura Industrial Co., Ltd.	21,729	0.0
800		Osaka Steel Co., Ltd.	16,398	0.0
1,000		OSAKA Titanium Technologies Co., Ltd.	19,193	0.0
900	(1),(2)	Pacific Metals Co., Ltd.	27,025	0.0
1,000		Pack Corp.	37,357	0.0
1,000		Rasa Industries Ltd.	19,833	0.0
12,400		Rengo Co., Ltd.	107,187	0.1
3,000		Riken Technos Corp.	14,324	0.0
1,000		Sakai Chemical Industry Co. Ltd.	25,892	0.0
2,900		Sakata INX Corp.	43,238	0.0
800		Sanyo Chemical Industries Ltd.	37,610	0.0
1,500		Sanyo Special Steel Co., Ltd.	37,924	0.0
1,100	(1)	Seiko PMC Corp.	11,629	0.0
1,800		Sekisui Plastics Co., Ltd.	20,148	0.0
2,000		Shikoku Chemicals Corp.	29,728	0.0
400		Shinagawa Refractories Co., Ltd.	10,658	0.0
21,400		Shin-Etsu Chemical Co., Ltd.	2,232,216	0.8
2,600		Shin-Etsu Polymer Co., Ltd.	27,767	0.0
8,700		Showa Denko KK	364,554	0.1
900		Stella Chemifa Corp.	27,072	0.0
10,000		Sumitomo Bakelite Co., Ltd.	88,536	0.0
95,000		Sumitomo Chemical Co., Ltd.	551,162	0.2
15,600		Sumitomo Metal Mining Co., Ltd.	645,241	0.2
24,000	(1)	Sumitomo Osaka Cement Co., Ltd.	105,941	0.1
700		Sumitomo Seika Chemicals Co., Ltd.	33,575	0.0
1,600		T Hasegawa Co., Ltd.	30,524	0.0
7,812		Taiheiyo Cement Corp.	280,602	0.1
800		Taisei Lamick Co., Ltd.	23,892	0.0
1,000		Taiyo Ink Manufacturing Co., Ltd.	43,040	0.0
10,000		Taiyo Nippon Sanso Corp.	151,520	0.1
900		Takasago International Corp.	26,488	0.0
3,200		CI Takiron Corp.	20,842	0.0
500		Tayca Corp.	13,045	0.0
10,300		Teijin Ltd.	195,725	0.1
1,100		Tenma Corp.	21,130	0.0
7,400		Toagosei Co., Ltd.	87,551	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
400		Toda Kogyo Corp.	$14,508	0.0
2,600		Toho Titanium Co., Ltd.	29,239	0.0
800	(1)	Toho Zinc Co., Ltd.	37,706	0.0
11,500		Tokai Carbon Co., Ltd.	171,204	0.1
700		Tokushu Tokai Holdings Co., Ltd.	26,956	0.0
3,800	(1)	Tokuyama Corp.	120,441	0.1
2,300		Tokyo Ohka Kogyo Co., Ltd.	83,665	0.0
1,400	(1)	Tokyo Rope Manufacturing Co., Ltd.	27,815	0.0
7,000		Tokyo Steel Manufacturing Co., Ltd.	56,460	0.0
1,000		Tokyo Tekko Co., Ltd.	14,567	0.0
3,000		Tomoegawa Co., Ltd.	7,722	0.0
1,200		Tomoku Co., Ltd.	24,354	0.0
1,200		Topy Industries Ltd.	34,663	0.0
92,700		Toray Industries, Inc.	881,804	0.3
18,600		Tosoh Corp.	366,801	0.1
11,000		Toyo Ink SC Holdings Co., Ltd.	68,866	0.0
3,500		Toyo Kohan Co., Ltd.	23,598	0.0
7,700		Toyo Seikan Group Holdings, Ltd.	114,895	0.1
4,700		Toyobo Co., Ltd.	92,636	0.0
1,400		TYK Corp.	5,548	0.0
6,400		Ube Industries Ltd.	187,536	0.1
1,000		Wood One Co., Ltd.	13,548	0.0
1,800	(1)	W-Scope Corp.	24,838	0.0
2,600		Yamato Kogyo Co., Ltd.	71,745	0.0
1,700		Yodogawa Steel Works Ltd.	45,417	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	18,075	0.0
11,000		Zeon Corp.	159,812	0.1
			20,133,351	7.0

		Real Estate: 3.0%
8,170		Aeon Mall Co., Ltd.	171,833	0.1
1,800		Airport Facilities Co., Ltd.	10,841	0.0
3,800		Daibiru Corp.	44,255	0.0
1,900		Daikyo, Inc.	38,527	0.0
5,000		Daito Trust Construction Co., Ltd.	851,335	0.3
40,760		Daiwa House Industry Co., Ltd.	1,570,211	0.5
1,120		Goldcrest Co., Ltd.	23,900	0.0
2,900		Heiwa Real Estate Co., Ltd.	56,115	0.0
14,600		Ichigo, Inc.	64,699	0.0
1,000		Investors Cloud Co. Ltd.	22,174	0.0
1,000		Katitas Co. Ltd.	31,320	0.0
2,600		Keihanshin Building Co. Ltd.	21,825	0.0
17,100		Kenedix, Inc.	106,496	0.0
15,500		Leopalace21 Corp.	127,196	0.1
90,400		Mitsubishi Estate Co., Ltd.	1,514,330	0.5
60,600		Mitsui Fudosan Co., Ltd.	1,462,960	0.5
8,100		Nomura Real Estate Holdings, Inc.	190,198	0.1
7,800		NTT Urban Development Corp.	95,221	0.0
2,100		Open House Co. Ltd.	129,020	0.1
6,800		Relo Holdings, Inc.	189,999	0.1
25,900		Hulic Co. Ltd.	282,250	0.1
29,000		Sumitomo Realty & Development Co., Ltd.	1,083,632	0.4
2,300		Sun Frontier Fudousan Co., Ltd.	25,391	0.0
6,000		Takara Leben Co., Ltd.	25,952	0.0
3,900		TOC Co., Ltd.	32,354	0.0
300		Tokyo Rakutenchi Co., Ltd.	14,346	0.0
13,400		Tokyo Tatemono Co., Ltd.	202,837	0.1
700		Tokyo Theatres Co., Inc.	9,474	0.0
29,796		Tokyu Fudosan Holdings Corp.	214,382	0.1
2,300		Tosei Corp.	27,746	0.0
1,500		Unizo Holdings Co. Ltd.	36,913	0.0
			8,677,732	3.0

		Telecommunication Services: 4.5%
17,400	(1),(2)	Japan Communications, Inc.	19,204	0.0
108,400		KDDI Corp.	2,791,781	0.9
86,400		Nippon Telegraph & Telephone Corp.	4,030,825	1.4
88,700		NTT DoCoMo, Inc.	2,261,268	0.8
54,650		SoftBank Group Corp.	4,076,413	1.4
			13,179,491	4.5

		Utilities: 1.6%
36,800		Chubu Electric Power Co., Inc.	528,144	0.2
16,300	(1)	Chugoku Electric Power Co., Inc.	199,128	0.1
9,700		Electric Power Development Co., Ltd.	250,027	0.1
2,500		eRex Co. Ltd.	18,963	0.0
14,200		Hokkaido Electric Power Co., Inc.	94,158	0.0
2,000		Hokkaido Gas Co., Ltd.	5,701	0.0
12,800	(1),(2)	Hokuriku Electric Power Co.	111,848	0.0
1,200		K&O Energy Group, Inc.	19,228	0.0
50,200		Kansai Electric Power Co., Inc.	656,344	0.2
27,100		Kyushu Electric Power Co., Inc.	327,301	0.1
2,400		Nippon Gas Co., Ltd.	114,695	0.0
2,057		Okinawa Electric Power Co., Inc.	58,075	0.0
23,400		Osaka Gas Co., Ltd.	465,401	0.2
1,600		Saibu Gas Co., Ltd.	41,706	0.0
11,400		Shikoku Electric Power Co., Inc.	137,375	0.1
4,100		Shizuoka Gas Co., Ltd.	37,093	0.0
6,200		Toho Gas Co., Ltd.	193,789	0.1
28,400		Tohoku Electric Power Co., Inc.	386,332	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
97,100	(2) Tokyo Electric Power Co., Inc.	$380,338	0.1
26,200	Tokyo Gas Co., Ltd.	700,069	0.3
		4,725,715	1.6

	Total Common Stock
	(Cost $194,037,147)	284,539,302	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Securities Lending Collateral(4): 4.9%
701,777	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $701,913, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $715,848, due 04/19/18-09/09/49)	701,777	0.2
3,337,100	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $3,337,758, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,403,842, due 03/31/18-02/20/68)	3,337,100	1.1
3,337,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $3,337,824, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $3,403,842, due 11/15/42-05/15/43)	3,337,100	1.2
3,337,100	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $3,337,725, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $3,403,843, due 06/30/19-09/09/49)	3,337,100	1.2
3,337,100	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $3,337,868, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,415,780, due 04/15/19-02/15/47)	3,337,100	1.2
		14,050,177	4.9

	Total Short-Term Investments
	(Cost $14,050,177)	14,050,177	4.9

	Total Investments in Securities (Cost $208,087,324)	$298,589,479	103.1
	Liabilities in Excess of Other Assets	(9,030,047)	(3.1)
	Net Assets	$289,559,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$17,786	$55,800,448	$–	$55,818,234
Consumer Staples	26,502	25,515,770	–	25,542,272
Energy	–	3,001,150	–	3,001,150
Financials	40,434	33,621,239	–	33,661,673
Health Care	–	20,227,342	–	20,227,342
Industrials	26,801	64,006,928	–	64,033,729
Information Technology	–	35,538,613	–	35,538,613
Materials	–	20,133,351	–	20,133,351
Real Estate	–	8,677,732	–	8,677,732
Telecommunication Services	–	13,179,491	–	13,179,491
Utilities	–	4,725,715	–	4,725,715
Total Common Stock	111,523	284,427,779	–	284,539,302
Short-Term Investments	–	14,050,177	–	14,050,177
Total Investments, at fair value	$111,523	$298,477,956	$–	$298,589,479
Other Financial Instruments+
Forward Foreign Currency Contracts	–	10,231	–	10,231
Futures	47,266	–	–	47,266
Total Assets	$158,789	$298,488,187	$–	$298,646,976
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9,543)	$–	$(9,543)
Total Liabilities	$–	$(9,543)	$–	$(9,543)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2018, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 671,561	JPY 70,000,000	Morgan Stanley	06/20/18	$10,231
JPY 170,000,000	USD 1,615,629	Morgan Stanley	06/20/18	(9,543)
				$688

At March 31, 2018, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	44	06/07/18	$7,056,623	$47,266
			$7,056,623	$47,266

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$10,231
Equity contracts	Futures contracts	47,266
Total Asset Derivatives		$57,497

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$9,543
Total Liability Derivatives		$9,543

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

Morgan Stanley
Assets:
Forward foreign currency contracts	$10,231
Total Assets	$10,231

Liabilities:
Forward foreign currency contracts	$9,543
Total Liabilities	$9,543

Net OTC derivative instruments by counterparty, at fair value	$688

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$688

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $213,703,521.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$92,189,610
Gross Unrealized Depreciation	(6,872,579)

Net Unrealized Appreciation	$85,317,031

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 19.0%
28,028	(1)	Amazon.com, Inc.	$40,566,046	5.8
3,466	(1)	Booking Holdings, Inc.	7,210,632	1.0
23,484		CBS Corp. - Class B	1,206,843	0.2
8,391	(1)	Charter Communications, Inc.	2,611,447	0.4
303,248		Comcast Corp. – Class A	10,361,984	1.5
11,979	(1)	Dish Network Corp. - Class A	453,884	0.1
83,302		Home Depot, Inc.	14,847,748	2.1
25,439		Las Vegas Sands Corp.	1,829,064	0.3
58,851		Lowe's Cos, Inc.	5,164,175	0.7
21,444		Marriott International, Inc.	2,915,955	0.4
56,380		McDonald's Corp.	8,816,704	1.3
28,965	(1)	Netflix, Inc.	8,554,813	1.2
91,977		Nike, Inc.	6,110,952	0.9
96,722		Starbucks Corp.	5,599,237	0.8
9,372	(1),(2)	Tesla, Inc.	2,494,170	0.4
44,866		TJX Cos., Inc.	3,659,271	0.5
3,754		Twenty-First Century Fox, Inc. - Class A	137,734	0.0
1,617		Twenty-First Century Fox, Inc. - Class B	58,810	0.0
72,558		Walt Disney Co.	7,287,726	1.1
23,774		Yum! Brands, Inc.	2,023,881	0.3
			131,911,076	19.0

		Consumer Staples: 7.0%
134,845		Altria Group, Inc.	8,403,540	1.2
203,022		Coca-Cola Co.	8,817,245	1.3
9,595		Colgate-Palmolive Co.	687,770	0.1
11,403		Constellation Brands, Inc.	2,598,972	0.4
30,822		Costco Wholesale Corp.	5,807,789	0.8
15,373		Estee Lauder Cos., Inc.	2,301,646	0.3
28,493		General Mills, Inc.	1,283,895	0.2
21,045		Kimberly-Clark Corp.	2,317,686	0.3
33,539		Kroger Co.	802,924	0.1
29,116	(1)	Monster Beverage Corp.	1,665,726	0.2
87,788		PepsiCo, Inc.	9,582,060	1.4
9,850		Philip Morris International, Inc.	979,090	0.2
9,096		Procter & Gamble Co.	721,131	0.1
33,903		Sysco Corp.	2,032,824	0.3
11,267		Walgreens Boots Alliance, Inc.	737,650	0.1
			48,739,948	7.0

		Energy: 0.3%
3,826		EOG Resources, Inc.	402,763	0.0
41,255		Halliburton Co.	1,936,510	0.3
			2,339,273	0.3

		Financials: 2.2%
7,685		American International Group, Inc.	418,218	0.1
6,934		Allstate Corp.	657,343	0.1
17,500		Aon PLC	2,455,775	0.4
2,136		Capital One Financial Corp.	204,672	0.0
66,401		Charles Schwab Corp.	3,467,460	0.5
19,359		Intercontinental Exchange, Inc.	1,403,915	0.2
35,932		Marsh & McLennan Cos., Inc.	2,967,624	0.4
17,924		S&P Global, Inc.	3,424,559	0.5
1,344		State Street Corp.	134,037	0.0
			15,133,603	2.2

		Health Care: 12.1%
112,500		AbbVie, Inc.	10,648,125	1.5
7,234		Aetna, Inc.	1,222,546	0.2
12,234	(1)	Alexion Pharmaceuticals, Inc.	1,363,602	0.2
14,663		Amgen, Inc.	2,499,748	0.4
3,262		Baxter International, Inc.	212,160	0.0
18,616		Becton Dickinson & Co.	4,034,087	0.6
14,055	(1)	Biogen, Inc.	3,848,540	0.5
96,430	(1)	Boston Scientific Corp.	2,634,468	0.4
57,156		Bristol-Myers Squibb Co.	3,615,117	0.5
52,703	(1)	Celgene Corp.	4,701,635	0.7
14,607		Cigna Corp.	2,450,178	0.3
68,980		Eli Lilly & Co.	5,336,983	0.8
2,758	(1)	Express Scripts Holding Co.	190,523	0.0
65,591		Gilead Sciences, Inc.	4,944,905	0.7
1,427		HCA Healthcare, Inc.	138,419	0.0
9,122		Humana, Inc.	2,452,267	0.3
7,829	(1)	Intuitive Surgical, Inc.	3,232,046	0.5
29,106		Johnson & Johnson	3,729,934	0.5
1,556		McKesson Corp.	219,194	0.0
6,979		Medtronic PLC	559,855	0.1
10,620		Merck & Co., Inc.	578,471	0.1
5,582	(1)	Regeneron Pharmaceuticals, Inc.	1,922,218	0.3
23,965		Stryker Corp.	3,856,448	0.6
12,681		Thermo Fisher Scientific, Inc.	2,618,119	0.4
67,720		UnitedHealth Group, Inc.	14,492,080	2.1
17,736	(1)	Vertex Pharmaceuticals, Inc.	2,890,613	0.4
			84,392,281	12.1

		Industrials: 11.0%
40,958		3M Co.	8,991,100	1.3
39,335		Boeing Co.	12,897,160	1.9
36,338		Caterpillar, Inc.	5,355,494	0.8
53,977		CSX Corp.	3,007,059	0.4
22,817		Deere & Co.	3,543,936	0.5
6,431		Emerson Electric Co.	439,237	0.1
17,453		FedEx Corp.	4,190,640	0.6
7,382		General Dynamics Corp.	1,630,684	0.2
106,678		General Electric Co.	1,438,019	0.2
30,977		Honeywell International, Inc.	4,476,486	0.6
21,473		Illinois Tool Works, Inc.	3,363,960	0.5

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
15,709		Lockheed Martin Corp.	$5,308,542	0.8
11,371		Northrop Grumman Corp.	3,969,844	0.6
7,614		Raytheon Co.	1,643,254	0.2
38,834		Southwest Airlines Co.	2,224,412	0.3
50,454		Union Pacific Corp.	6,782,531	1.0
48,650		United Parcel Service, Inc. - Class B	5,091,709	0.7
25,293		Waste Management, Inc.	2,127,647	0.3
			76,481,714	11.0

		Information Technology: 41.3%
43,788		Accenture PLC	6,721,458	1.0
52,147		Activision Blizzard, Inc.	3,517,837	0.5
34,876	(1)	Adobe Systems, Inc.	7,536,006	1.1
20,997	(1)	Alphabet, Inc. - Class A	21,776,829	3.1
21,329	(1)	Alphabet, Inc. - Class C	22,007,049	3.2
358,706		Apple, Inc.	60,183,693	8.6
74,366		Applied Materials, Inc.	4,135,493	0.6
31,557		Automatic Data Processing, Inc.	3,581,088	0.5
28,543		Broadcom Ltd.	6,726,158	1.0
41,224		Cognizant Technology Solutions Corp.	3,318,532	0.5
3,588		Corning, Inc.	100,033	0.0
21,131	(1)	Electronic Arts, Inc.	2,561,922	0.4
167,050	(1)	Facebook, Inc.	26,692,920	3.8
41,084		International Business Machines Corp.	6,303,518	0.9
17,140		Intuit, Inc.	2,971,219	0.4
65,481		Mastercard, Inc. - Class A	11,469,652	1.7
58,127	(1)	Micron Technology, Inc.	3,030,742	0.4
529,089		Microsoft Corp.	48,289,953	6.9
40,925		Nvidia Corp.	9,477,821	1.4
13,393	(1)	NXP Semiconductor NV - NXPI - US	1,566,981	0.2
16,657		Oracle Corp.	762,058	0.1
79,945	(1)	PayPal Holdings, Inc.	6,065,427	0.9
48,444	(1)	Salesforce.com, Inc.	5,634,037	0.8
69,723		Texas Instruments, Inc.	7,243,522	1.0
128,521		Visa, Inc. - Class A	15,373,682	2.2
4,752	(1)	VMware, Inc.	576,275	0.1
			287,623,905	41.3

		Materials: 2.7%
78,625		DowDuPont, Inc.	5,009,199	0.7
18,090		Ecolab, Inc.	2,479,596	0.4
9,972		LyondellBasell Industries NV - Class A	1,053,841	0.1
30,917		Monsanto Co.	3,607,705	0.5
16,798		PPG Industries, Inc.	1,874,657	0.3
17,671		Praxair, Inc.	2,549,925	0.4
5,773		Sherwin-Williams Co.	2,263,709	0.3
			18,838,632	2.7

		Real Estate: 2.1%
29,769		American Tower Corp.	4,326,626	0.6
28,329		Crown Castle International Corp.	3,105,142	0.5
5,475		Equinix, Inc.	2,289,317	0.3
10,422		Public Storage, Inc.	2,088,465	0.3
19,847		Simon Property Group, Inc.	3,063,384	0.4
			14,872,934	2.1

		Telecommunication Services: 1.1%
13,157	(1)	T-Mobile US, Inc.	803,103	0.1
146,729		Verizon Communications, Inc.	7,016,581	1.0
			7,819,684	1.1

	Total Common Stock
	(Cost $279,877,236)		688,153,050	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateral(3): 0.4%
1,000,000	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $1,000,197, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 03/31/18-02/20/68)	1,000,000	0.1
443,715	Jefferies LLC, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $443,803, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $452,589, due 04/26/18-02/15/47)	443,715	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $1,000,217, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-05/15/43)	1,000,000	0.2
		2,443,715	0.4

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,012,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $8,012,000)	$8,012,000	1.1

	Total Short-Term Investments
	(Cost $10,455,715)	10,455,715	1.5

	Total Investments in Securities (Cost $290,332,951)	$698,608,765	100.3
	Liabilities in Excess of Other Assets	(2,229,286)	(0.3)
	Net Assets	$696,379,479	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$688,153,050	$–	$–	$688,153,050
Short-Term Investments	8,012,000	2,443,715	–	10,455,715
Total Investments, at fair value	$696,165,050	$2,443,715	$–	$698,608,765
Liabilities Table
Other Financial Instruments+
Futures	$(412,731)	$–	$–	$(412,731)
Total Liabilities	$(412,731)	$–	$–	$(412,731)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	69	06/15/18	$9,118,350	$(412,731)
			$9,118,350	$(412,731)

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$412,731
Total Asset Derivatives		$412,731

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $290,486,856.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$412,253,148
Gross Unrealized Depreciation	(4,543,970)

Net Unrealized Appreciation	$407,709,178

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 12.4%
19,609	(1)	Amazon.com, Inc.	$28,380,890	3.2
2,391	(1)	Booking Holdings, Inc.	4,974,212	0.6
19,765		Carnival Corp.	1,296,189	0.2
16,176		CBS Corp. - Class B	831,285	0.1
8,601	(1)	Charter Communications, Inc.	2,676,803	0.3
226,129		Comcast Corp. – Class A	7,726,828	0.9
10,710	(1)	Dish Network Corp. - Class A	405,802	0.0
189,148		Ford Motor Co.	2,095,760	0.2
63,864		General Motors Co.	2,320,818	0.3
57,458		Home Depot, Inc.	10,241,314	1.2
17,523		Las Vegas Sands Corp.	1,259,904	0.1
40,481		Lowe's Cos, Inc.	3,552,208	0.4
14,775		Marriott International, Inc.	2,009,104	0.2
38,885		McDonald's Corp.	6,080,836	0.7
19,979	(1)	Netflix, Inc.	5,900,798	0.7
63,439		Nike, Inc.	4,214,887	0.5
66,719		Starbucks Corp.	3,862,363	0.4
26,507		Target Corp.	1,840,381	0.2
6,455	(1),(2)	Tesla, Inc.	1,717,869	0.2
37,781		Time Warner, Inc.	3,573,327	0.4
30,907		TJX Cos., Inc.	2,520,775	0.3
50,625		Twenty-First Century Fox, Inc. - Class A	1,857,431	0.2
21,280		Twenty-First Century Fox, Inc. - Class B	773,953	0.1
73,281		Walt Disney Co.	7,360,344	0.8
16,383		Yum! Brands, Inc.	1,394,685	0.2
			108,868,766	12.4

		Consumer Staples: 8.4%
93,007		Altria Group, Inc.	5,796,196	0.7
26,741		Archer-Daniels-Midland Co.	1,159,757	0.1
187,211		Coca-Cola Co.	8,130,574	0.9
41,811		Colgate-Palmolive Co.	2,997,013	0.3
7,856		Constellation Brands, Inc.	1,790,540	0.2
21,259		Costco Wholesale Corp.	4,005,833	0.5
49,604		CVS Health Corp.	3,085,865	0.4
10,586		Estee Lauder Cos., Inc.	1,584,936	0.2
27,604		General Mills, Inc.	1,243,836	0.1
17,041		Kimberly-Clark Corp.	1,876,725	0.2
29,180		Kraft Heinz Co.	1,817,622	0.2
42,769		Kroger Co.	1,023,890	0.1
70,022		Mondelez International, Inc.	2,922,018	0.3
20,054	(1)	Monster Beverage Corp.	1,147,289	0.1
69,605		PepsiCo, Inc.	7,597,386	0.9
75,613		Philip Morris International, Inc.	7,515,932	0.9
122,964		Procter & Gamble Co.	9,748,586	1.1
23,345		Sysco Corp.	1,399,766	0.2
41,780		Walgreens Boots Alliance, Inc.	2,735,337	0.3
69,961		Walmart, Inc.	6,224,430	0.7
			73,803,531	8.4

		Energy: 5.6%
26,580		Anadarko Petroleum Corp.	1,605,698	0.2
92,100		Chevron Corp.	10,503,084	1.2
57,401		ConocoPhillips	3,403,305	0.4
28,014		EOG Resources, Inc.	2,949,034	0.3
206,587		Exxon Mobil Corp.	15,413,456	1.7
42,029		Halliburton Co.	1,972,841	0.2
92,580		Kinder Morgan, Inc.	1,394,255	0.2
37,101		Occidental Petroleum Corp.	2,410,081	0.3
20,653		Phillips 66	1,981,036	0.2
8,207		Pioneer Natural Resources Co.	1,409,799	0.2
67,737		Schlumberger Ltd.	4,388,003	0.5
21,233		Valero Energy Corp.	1,969,785	0.2
			49,400,377	5.6

		Financials: 14.8%
37,104		Aflac, Inc.	1,623,671	0.2
43,735		American International Group, Inc.	2,380,059	0.3
17,270		Allstate Corp.	1,637,196	0.2
35,014		American Express Co.	3,266,106	0.4
12,053		Aon PLC	1,691,397	0.2
465,983		Bank of America Corp.	13,974,830	1.6
47,856		Bank of New York Mellon Corp.	2,466,020	0.3
38,243		BB&T Corp.	1,990,166	0.2
93,739	(1)	Berkshire Hathaway, Inc. – Class B	18,699,056	2.1
6,056		Blackrock, Inc.	3,280,656	0.4
4,042	(1)	Brighthouse Financial, Inc.	207,759	0.0
23,352		Capital One Financial Corp.	2,237,589	0.3
57,531		Charles Schwab Corp.	3,004,269	0.3
22,654		Chubb Ltd.	3,098,388	0.3
125,291		Citigroup, Inc.	8,457,142	1.0
16,453		CME Group, Inc.	2,661,108	0.3
16,221		Franklin Resources, Inc.	562,544	0.1
17,135		Goldman Sachs Group, Inc.	4,315,621	0.5
27,995		Intercontinental Exchange, Inc.	2,030,197	0.2
168,291		JPMorgan Chase & Co.	18,506,961	2.1
24,779		Marsh & McLennan Cos., Inc.	2,046,498	0.2
43,933		Metlife, Inc.	2,016,085	0.2
62,145		Morgan Stanley	3,353,344	0.4
23,174		PNC Financial Services Group, Inc.	3,504,836	0.4
20,646		Prudential Financial, Inc.	2,137,893	0.2
12,364		S&P Global, Inc.	2,362,266	0.3
17,964		State Street Corp.	1,791,550	0.2
13,205		Travelers Cos., Inc.	1,833,646	0.2
75,913		US Bancorp	3,833,607	0.4

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
215,667		Wells Fargo & Co.	$11,303,107	1.3
			130,273,567	14.8

		Health Care: 14.3%
82,385		Abbott Laboratories	4,936,509	0.6
77,597		AbbVie, Inc.	7,344,556	0.8
15,473		Aetna, Inc.	2,614,937	0.3
10,457	(1)	Alexion Pharmaceuticals, Inc.	1,165,537	0.1
16,313		Allergan plc	2,745,315	0.3
35,114		Amgen, Inc.	5,986,235	0.7
12,485		Anthem, Inc.	2,742,955	0.3
24,194		Baxter International, Inc.	1,573,578	0.2
12,841		Becton Dickinson & Co.	2,782,645	0.3
10,298	(1)	Biogen, Inc.	2,819,798	0.3
66,431	(1)	Boston Scientific Corp.	1,814,895	0.2
80,249		Bristol-Myers Squibb Co.	5,075,749	0.6
36,356	(1)	Celgene Corp.	3,243,319	0.4
11,503		Cigna Corp.	1,929,513	0.2
29,763		Danaher Corp.	2,914,095	0.3
47,582		Eli Lilly & Co.	3,681,419	0.4
27,505	(1)	Express Scripts Holding Co.	1,900,045	0.2
63,369		Gilead Sciences, Inc.	4,777,389	0.5
13,744		HCA Healthcare, Inc.	1,333,168	0.2
6,687		Humana, Inc.	1,797,666	0.2
5,394	(1)	Intuitive Surgical, Inc.	2,226,805	0.3
131,408		Johnson & Johnson	16,839,935	1.9
10,040		McKesson Corp.	1,414,335	0.2
66,072		Medtronic PLC	5,300,296	0.6
133,406		Merck & Co., Inc.	7,266,625	0.8
288,227		Pfizer, Inc.	10,229,176	1.2
3,846	(1)	Regeneron Pharmaceuticals, Inc.	1,324,409	0.1
16,508		Stryker Corp.	2,656,467	0.3
19,424		Thermo Fisher Scientific, Inc.	4,010,279	0.5
46,710		UnitedHealth Group, Inc.	9,995,940	1.1
12,215	(1)	Vertex Pharmaceuticals, Inc.	1,990,801	0.2
			126,434,391	14.3

		Industrials: 8.9%
28,252		3M Co.	6,201,879	0.7
27,132		Boeing Co.	8,896,040	1.0
27,668		Caterpillar, Inc.	4,077,710	0.5
41,403		CSX Corp.	2,306,561	0.3
15,736		Deere & Co.	2,444,116	0.3
31,790		Delta Air Lines, Inc.	1,742,410	0.2
21,421		Eaton Corp. PLC	1,711,752	0.2
30,818		Emerson Electric Co.	2,104,869	0.2
12,024		FedEx Corp.	2,887,083	0.3
12,450		General Dynamics Corp.	2,750,205	0.3
423,537		General Electric Co.	5,709,279	0.6
36,591		Honeywell International, Inc.	5,287,765	0.6
14,790		Illinois Tool Works, Inc.	2,317,001	0.3
44,977		Johnson Controls International plc	1,584,990	0.2
12,038		Lockheed Martin Corp.	4,068,001	0.5
13,809		Norfolk Southern Corp.	1,874,986	0.2
7,833		Northrop Grumman Corp.	2,734,657	0.3
14,139		Raytheon Co.	3,051,479	0.3
26,760		Southwest Airlines Co.	1,532,813	0.2
38,373		Union Pacific Corp.	5,158,482	0.6
33,601		United Parcel Service, Inc. - Class B	3,516,681	0.4
36,350		United Technologies Corp.	4,573,557	0.5
21,094		Waste Management, Inc.	1,774,427	0.2
			78,306,743	8.9

		Information Technology: 27.3%
30,202		Accenture PLC	4,636,007	0.5
35,915		Activision Blizzard, Inc.	2,422,826	0.3
24,057	(1)	Adobe Systems, Inc.	5,198,236	0.6
14,504	(1)	Alphabet, Inc. - Class A	15,042,678	1.7
14,733	(1)	Alphabet, Inc. - Class C	15,201,362	1.7
247,417		Apple, Inc.	41,511,624	4.7
51,298		Applied Materials, Inc.	2,852,682	0.3
21,738		Automatic Data Processing, Inc.	2,466,828	0.3
19,689		Broadcom Ltd.	4,639,713	0.5
241,509		Cisco Systems, Inc.	10,358,321	1.2
28,396		Cognizant Technology Solutions Corp.	2,285,878	0.3
41,552		Corning, Inc.	1,158,470	0.1
46,106	(1)	eBay, Inc.	1,855,305	0.2
14,557	(1)	Electronic Arts, Inc.	1,764,891	0.2
115,221	(1)	Facebook, Inc.	18,411,164	2.1
76,305		Hewlett Packard Enterprise Co.	1,338,390	0.2
80,163		HP, Inc.	1,757,173	0.2
229,671		Intel Corp.	11,961,266	1.4
41,252		International Business Machines Corp.	6,329,294	0.7
11,809		Intuit, Inc.	2,047,090	0.2
45,166		Mastercard, Inc. - Class A	7,911,277	0.9
52,969	(1)	Micron Technology, Inc.	2,761,804	0.3
365,465		Microsoft Corp.	33,355,990	3.8
28,230		Nvidia Corp.	6,537,786	0.7
16,314	(1)	NXP Semiconductor NV - NXPI - US	1,908,738	0.2
142,087		Oracle Corp.	6,500,480	0.7
55,139	(1)	PayPal Holdings, Inc.	4,183,396	0.5
72,004		Qualcomm, Inc.	3,989,742	0.5
33,415	(1)	Salesforce.com, Inc.	3,886,164	0.4
48,093		Texas Instruments, Inc.	4,996,382	0.6
88,650		Visa, Inc. - Class A	10,604,313	1.2
3,280	(1)	VMware, Inc.	397,766	0.1
			240,273,036	27.3

		Materials: 2.2%
10,383		Air Products & Chemicals, Inc.	1,651,209	0.2
113,690		DowDuPont, Inc.	7,243,190	0.8

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
12,459		Ecolab, Inc.	$1,707,755	0.2
15,752		LyondellBasell Industries NV - Class A	1,664,671	0.2
21,297		Monsanto Co.	2,485,147	0.3
12,438		PPG Industries, Inc.	1,388,081	0.1
13,867		Praxair, Inc.	2,001,008	0.2
3,978		Sherwin-Williams Co.	1,559,853	0.2
			19,700,914	2.2

		Real Estate: 1.3%
20,503		American Tower Corp.	2,979,906	0.3
19,517		Crown Castle International Corp.	2,139,258	0.2
3,772		Equinix, Inc.	1,577,224	0.2
17,291		Equity Residential	1,065,472	0.1
7,183		Public Storage, Inc.	1,439,401	0.2
15,091		Simon Property Group, Inc.	2,329,296	0.3
			11,530,557	1.3

		Telecommunication Services: 2.4%
299,759		AT&T, Inc.	10,686,408	1.2
30,535	(1),(2)	Sprint Corp.	149,011	0.0
14,714	(1)	T-Mobile US, Inc.	898,142	0.1
200,796		Verizon Communications, Inc.	9,602,065	1.1
			21,335,626	2.4

		Utilities: 1.7%
23,921		American Electric Power Co., Inc.	1,640,741	0.2
31,150		Dominion Energy, Inc.	2,100,445	0.2
34,042		Duke Energy Corp.	2,637,234	0.3
46,599		Exelon Corp.	1,817,827	0.2
22,781		NextEra Energy, Inc.	3,720,821	0.4
24,830		PG&E Corp.	1,090,782	0.1
48,384		Southern Co.	2,160,829	0.3
			15,168,679	1.7

	Total Common Stock
	(Cost $315,484,823)		875,096,187	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateral(3): 0.2%
834,368	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $834,533, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $851,055, due 03/31/18-02/20/68)	834,368	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $1,000,217, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-05/15/43)	1,000,000	0.1
		1,834,368	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
4,969,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $4,969,000)	4,969,000	0.6

	Total Short-Term Investments
	(Cost $6,803,368)	6,803,368	0.8

	Total Investments in Securities (Cost $322,288,191)	$881,899,555	100.1
	Liabilities in Excess of Other Assets	(1,285,671)	(0.1)
	Net Assets	$880,613,884	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$875,096,187	$–	$–	$875,096,187
Short-Term Investments	4,969,000	1,834,368	–	6,803,368
Total Investments, at fair value	$880,065,187	$1,834,368	$–	$881,899,555
Liabilities Table
Other Financial Instruments+
Futures	$(339,701)	$–	$–	$(339,701)
Total Liabilities	$(339,701)	$–	$–	$(339,701)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	48	06/15/18	$6,343,200	$(339,701)
			$6,343,200	$(339,701)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$339,701
Total Liability Derivatives		$339,701

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $325,552,129.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$564,290,703
Gross Unrealized Depreciation	(8,282,978)

Net Unrealized Appreciation	$556,007,725

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 4.3%
19,574		Carnival Corp.	$1,283,663	0.3
2,777	(1)	Charter Communications, Inc.	864,258	0.2
16,749		Comcast Corp. – Class A	572,313	0.1
2,444	(1)	Dish Network Corp. - Class A	92,603	0.0
187,290		Ford Motor Co.	2,075,173	0.5
63,048		General Motors Co.	2,291,164	0.6
26,173		Target Corp.	1,817,192	0.5
37,311		Time Warner, Inc.	3,528,874	0.9
47,570		Twenty-First Century Fox, Inc. - Class A	1,745,343	0.4
19,993		Twenty-First Century Fox, Inc. - Class B	727,146	0.2
22,938		Walt Disney Co.	2,303,893	0.6
			17,301,622	4.3

		Consumer Staples: 10.0%
26,481		Archer-Daniels-Midland Co.	1,148,481	0.3
46,588		Coca-Cola Co.	2,023,317	0.5
34,859		Colgate-Palmolive Co.	2,498,693	0.6
48,972		CVS Health Corp.	3,046,548	0.8
7,898		General Mills, Inc.	355,884	0.1
2,491		Kimberly-Clark Corp.	274,334	0.1
28,900		Kraft Heinz Co.	1,800,181	0.5
19,393		Kroger Co.	464,268	0.1
69,144		Mondelez International, Inc.	2,885,379	0.7
8,935		PepsiCo, Inc.	975,255	0.2
67,944		Philip Morris International, Inc.	6,753,634	1.7
115,226		Procter & Gamble Co.	9,135,117	2.3
33,579		Walgreens Boots Alliance, Inc.	2,198,417	0.6
69,074		Walmart, Inc.	6,145,514	1.5
			39,705,022	10.0

		Energy: 11.8%
26,313		Anadarko Petroleum Corp.	1,589,568	0.4
90,941		Chevron Corp.	10,370,912	2.6
56,674		ConocoPhillips	3,360,201	0.8
25,126		EOG Resources, Inc.	2,645,014	0.7
203,987		Exxon Mobil Corp.	15,219,470	3.8
13,482		Halliburton Co.	632,845	0.2
91,421		Kinder Morgan, Inc.	1,376,800	0.3
36,732		Occidental Petroleum Corp.	2,386,111	0.6
20,392		Phillips 66	1,956,001	0.5
8,126		Pioneer Natural Resources Co.	1,395,884	0.3
66,883		Schlumberger Ltd.	4,332,681	1.1
21,022		Valero Energy Corp.	1,950,211	0.5
			47,215,698	11.8

		Financials: 29.7%
36,645		Aflac, Inc.	1,603,585	0.4
38,059		American International Group, Inc.	2,071,171	0.5
12,326		Allstate Corp.	1,168,505	0.3
34,666		American Express Co.	3,233,644	0.8
460,103		Bank of America Corp.	13,798,489	3.5
47,250		Bank of New York Mellon Corp.	2,434,792	0.6
37,874		BB&T Corp.	1,970,963	0.5
92,556	(1)	Berkshire Hathaway, Inc. – Class B	18,463,071	4.6
5,980		Blackrock, Inc.	3,239,486	0.8
4,006	(1)	Brighthouse Financial, Inc.	205,908	0.0
21,668		Capital One Financial Corp.	2,076,228	0.5
11,675		Charles Schwab Corp.	609,668	0.2
22,366		Chubb Ltd.	3,058,998	0.8
123,715		Citigroup, Inc.	8,350,762	2.1
16,294		CME Group, Inc.	2,635,392	0.7
15,798		Franklin Resources, Inc.	547,875	0.1
16,919		Goldman Sachs Group, Inc.	4,261,219	1.1
14,459		Intercontinental Exchange, Inc.	1,048,567	0.3
166,171		JPMorgan Chase & Co.	18,273,825	4.6
43,498		Metlife, Inc.	1,996,123	0.5
61,365		Morgan Stanley	3,311,255	0.8
22,881		PNC Financial Services Group, Inc.	3,460,522	0.9
20,383		Prudential Financial, Inc.	2,110,660	0.5
16,838		State Street Corp.	1,679,254	0.4
13,039		Travelers Cos., Inc.	1,810,596	0.5
74,963		US Bancorp	3,785,631	0.9
212,943		Wells Fargo & Co.	11,160,343	2.8
			118,366,532	29.7

		Health Care: 16.9%
81,354		Abbott Laboratories	4,874,732	1.2
10,386		Aetna, Inc.	1,755,234	0.4
1,992	(1)	Alexion Pharmaceuticals, Inc.	222,028	0.1
16,151		Allergan plc	2,718,052	0.7
24,686		Amgen, Inc.	4,208,469	1.1
12,362		Anthem, Inc.	2,715,931	0.7
21,731		Baxter International, Inc.	1,413,384	0.4
612	(1)	Biogen, Inc.	167,578	0.1
40,255		Bristol-Myers Squibb Co.	2,546,129	0.6
1,409		Cigna Corp.	236,346	0.1
29,472		Danaher Corp.	2,885,603	0.7
25,379	(1)	Express Scripts Holding Co.	1,753,181	0.4
17,830		Gilead Sciences, Inc.	1,344,204	0.3
12,605		HCA Healthcare, Inc.	1,222,685	0.3
394		Humana, Inc.	105,919	0.0
109,899		Johnson & Johnson	14,083,557	3.5
8,884		McKesson Corp.	1,251,489	0.3
60,476		Medtronic PLC	4,851,385	1.2
124,483		Merck & Co., Inc.	6,780,589	1.7
284,594		Pfizer, Inc.	10,100,241	2.5

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,530		Thermo Fisher Scientific, Inc.	$2,174,024	0.6
			67,410,760	16.9

		Industrials: 6.3%
2,568		Caterpillar, Inc.	378,472	0.1
4,184		CSX Corp.	233,090	0.1
31,469		Delta Air Lines, Inc.	1,724,816	0.4
21,155		Eaton Corp. PLC	1,690,496	0.4
26,110		Emerson Electric Co.	1,783,313	0.4
7,264		General Dynamics Corp.	1,604,617	0.4
345,416		General Electric Co.	4,656,208	1.2
15,028		Honeywell International, Inc.	2,171,696	0.5
44,408		Johnson Controls International plc	1,564,938	0.4
1,189		Lockheed Martin Corp.	401,799	0.1
13,637		Norfolk Southern Corp.	1,851,632	0.5
8,806		Raytheon Co.	1,900,511	0.5
3,523		Union Pacific Corp.	473,597	0.1
35,895		United Technologies Corp.	4,516,309	1.1
3,633		Waste Management, Inc.	305,608	0.1
			25,257,102	6.3

		Information Technology: 10.4%
238,462		Cisco Systems, Inc.	10,227,635	2.6
38,750		Corning, Inc.	1,080,350	0.3
45,518	(1)	eBay, Inc.	1,831,644	0.4
75,327		Hewlett Packard Enterprise Co.	1,321,236	0.3
79,152		HP, Inc.	1,735,012	0.4
226,785		Intel Corp.	11,810,963	3.0
12,749		International Business Machines Corp.	1,956,079	0.5
12,793	(1)	Micron Technology, Inc.	667,027	0.2
6,993	(1)	NXP Semiconductor NV - NXPI - US	818,181	0.2
128,936		Oracle Corp.	5,898,822	1.5
71,098		Qualcomm, Inc.	3,939,540	1.0
			41,286,489	10.4

		Materials: 1.7%
10,278		Air Products & Chemicals, Inc.	1,634,510	0.4
58,709		DowDuPont, Inc.	3,740,350	1.0
8,795		LyondellBasell Industries NV - Class A	929,456	0.2
868		PPG Industries, Inc.	96,869	0.0
1,675		Praxair, Inc.	241,703	0.1
			6,642,888	1.7

		Real Estate: 0.3%
17,125		Equity Residential	1,055,243	0.3
1,406		Simon Property Group, Inc.	217,016	0.0
			1,272,259	0.3

		Telecommunication Services: 3.9%
296,000		AT&T, Inc.	10,552,400	2.6
30,427	(1),(2)	Sprint Corp.	148,484	0.0
5,564	(1)	T-Mobile US, Inc.	339,627	0.1
98,337		Verizon Communications, Inc.	4,702,475	1.2
			15,742,986	3.9

		Utilities: 3.8%
23,686		American Electric Power Co., Inc.	1,624,623	0.4
30,848		Dominion Energy, Inc.	2,080,081	0.5
33,700		Duke Energy Corp.	2,610,739	0.7
46,141		Exelon Corp.	1,799,960	0.5
22,498		NextEra Energy, Inc.	3,674,598	0.9
24,593		PG&E Corp.	1,080,371	0.3
47,903		Southern Co.	2,139,348	0.5
			15,009,720	3.8

	Total Common Stock
	(Cost $290,631,095)		395,211,078	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Securities Lending Collateral(3): 0.0%
150,801	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $150,834, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $153,817, due 11/15/42-05/15/43)
	(Cost $150,801)	150,801	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,098,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $3,098,000)	3,098,000	0.8

	Total Short-Term Investments
	(Cost $3,248,801)	3,248,801	0.8

	Total Investments in Securities (Cost $293,879,896)	$398,459,879	99.9
	Assets in Excess of Other Liabilities	301,499	0.1
	Net Assets	$398,761,378	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$395,211,078	$–	$–	$395,211,078
Short-Term Investments	3,098,000	150,801	–	3,248,801
Total Investments, at fair value	$398,309,078	$150,801	$–	$398,459,879
Liabilities Table
Other Financial Instruments+
Futures	$(65,785)	$–	$–	$(65,785)
Total Liabilities	$(65,785)	$–	$–	$(65,785)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	30	06/15/18	$3,964,500	$(65,785)
			$3,964,500	$(65,785)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$65,785
Total Liability Derivatives		$65,785

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $297,192,781.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$115,065,237
Gross Unrealized Depreciation	(13,863,924)

Net Unrealized Appreciation	$101,201,313

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 16.6%
1,863		Advance Auto Parts, Inc.	$220,859	0.1
4,807	(1)	AMC Networks, Inc.	248,522	0.1
10,113		Aramark	400,070	0.1
2,300	(1)	Autozone, Inc.	1,491,987	0.5
2,140		BorgWarner, Inc.	107,492	0.0
5,618	(1)	Bright Horizons Family Solutions, Inc.	560,227	0.2
6,970		Brunswick Corp.	413,948	0.1
3,767	(1)	Burlington Stores, Inc.	501,576	0.2
461		Cable One, Inc.	316,758	0.1
17,663	(1)	Carmax, Inc.	1,094,046	0.4
4,582		Carter's, Inc.	476,986	0.2
2,414	(1),(2)	Chipotle Mexican Grill, Inc.	779,988	0.2
3,272		Choice Hotels International, Inc.	262,251	0.1
12,199		Darden Restaurants, Inc.	1,039,965	0.3
26,240		Delphi Automotive PLC	2,229,613	0.7
8,759	(1)	Delphi Technologies PLC	417,366	0.1
6,163		Dick's Sporting Goods, Inc.	216,013	0.1
4,908	(1)	Discovery Communications, Inc. - Class C	95,804	0.0
10,186		Dollar General Corp.	952,900	0.3
21,373	(1)	Dollar Tree, Inc.	2,028,298	0.6
4,270	(2)	Domino's Pizza, Inc.	997,301	0.3
18,360		D.R. Horton, Inc.	804,902	0.3
8,841	(2)	Dunkin' Brands Group, Inc.	527,719	0.2
12,021		Expedia, Inc.	1,327,239	0.4
10,542		Extended Stay America, Inc.	208,415	0.1
2,875	(1)	Floor & Decor Holdings, Inc.	149,845	0.0
846		Foot Locker, Inc.	38,527	0.0
1,157		Gap, Inc.	36,098	0.0
1,527	(1)	GCI Liberty, Inc.	80,717	0.0
17,621		Gentex Corp.	405,635	0.1
5,301		Genuine Parts Co.	476,242	0.2
3,118		H&R Block, Inc.	79,228	0.0
35,156	(2)	Hanesbrands, Inc.	647,574	0.2
12,029	(2)	Harley-Davidson, Inc.	515,804	0.2
8,418		Hasbro, Inc.	709,637	0.2
8,928	(1)	Hilton Grand Vacations, Inc.	384,083	0.1
18,482		Hilton Worldwide Holdings, Inc.	1,455,642	0.5
32,093		Interpublic Group of Cos., Inc.	739,102	0.2
3,762		L Brands, Inc.	143,746	0.0
5,418		Lear Corp.	1,008,236	0.3
10,406		Leggett & Platt, Inc.	461,610	0.1
981	(1)	Liberty Expedia Holdings, Inc.	38,534	0.0
26,835	(1)	Liberty Interactive Corp. QVC Group	675,437	0.2
3,293	(2)	Lions Gate Entertainment Corp. - A	85,058	0.0
6,482		Lions Gate Entertainment Corp. - B	156,087	0.1
13,124	(1)	Live Nation Entertainment, Inc.	553,045	0.2
4,272	(1)	LKQ Corp.	162,122	0.1
9,357	(1)	Lululemon Athletica, Inc.	833,896	0.3
149	(1)	Madison Square Garden Co.	36,624	0.0
6,383	(2)	Mattel, Inc.	83,937	0.0
3,576		MGM Resorts International	125,232	0.0
1,043	(1)	Michael Kors Holdings Ltd.	64,749	0.0
8,347	(1)	Michaels Cos, Inc.	164,519	0.1
383	(1)	Mohawk Industries, Inc.	88,940	0.0
11,456		Nordstrom, Inc.	554,585	0.2
319	(1)	NVR, Inc.	893,200	0.3
22,640		Omnicom Group	1,645,249	0.5
8,180	(1)	O'Reilly Automotive, Inc.	2,023,568	0.6
5,775		Polaris Industries, Inc.	661,353	0.2
3,819		Pool Corp.	558,414	0.2
7,274		Pulte Group, Inc.	214,510	0.1
37,010		Ross Stores, Inc.	2,886,040	0.9
4,244	(1),(2)	Sally Beauty Holdings, Inc.	69,814	0.0
17,507		Service Corp. International	660,714	0.2
13,163	(1)	ServiceMaster Global Holdings, Inc.	669,339	0.2
131,800	(2)	Sirius XM Holdings, Inc.	822,432	0.3
6,455		Six Flags Entertainment Corp.	401,888	0.1
5,537	(1)	Skechers USA, Inc.	215,334	0.1
4,723		Tapestry, Inc.	248,477	0.1
1,750	(1)	Tempur Sealy International, Inc.	79,258	0.0
4,837		Thor Industries, Inc.	557,077	0.2
6,566		Toll Brothers, Inc.	283,980	0.1
12,306		Tractor Supply Co.	775,524	0.2
4,996	(1),(2)	TripAdvisor, Inc.	204,286	0.1
4,963		Tupperware Brands Corp.	240,110	0.1
5,719	(1)	Ulta Beauty, Inc.	1,168,220	0.4
13,125	(1),(2)	Under Armour, Inc. - Class A	214,594	0.1
13,327	(1),(2)	Under Armour, Inc. - Class C	191,243	0.1
3,920		Vail Resorts, Inc.	869,064	0.3
23,659		VF Corp.	1,753,605	0.6
3,062	(1)	Visteon Corp.	337,555	0.1
3,759	(1)	Wayfair, Inc.	253,845	0.1
17,809		Wendy's Company	312,548	0.1
543		Whirlpool Corp.	83,139	0.0
1,601	(2)	Williams-Sonoma, Inc.	84,469	0.0
9,714		Wyndham Worldwide Corp.	1,111,573	0.4
7,826		Wynn Resorts Ltd.	1,427,149	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
31,226		Yum China Holdings, Inc.	$1,295,879	0.4
			51,888,186	16.6

		Consumer Staples: 4.2%
9,159	(1)	Blue Buffalo Pet Products, Inc.	364,620	0.1
5,007		Brown-Forman Corp. - Class A	267,023	0.1
21,616		Brown-Forman Corp. - Class B	1,175,910	0.4
11,367		Campbell Soup Co.	492,305	0.1
24,390		Church & Dwight Co., Inc.	1,228,280	0.4
10,773		Clorox Co.	1,433,994	0.5
17,560		Dr Pepper Snapple Group, Inc.	2,078,753	0.7
5,780		Energizer Holdings, Inc.	344,372	0.1
6,282	(1),(2)	Herbalife Ltd.	612,307	0.2
12,069		Hershey Co.	1,194,348	0.4
22,076		Kellogg Co.	1,435,161	0.5
3,311		Lamb Weston Holdings, Inc.	192,766	0.1
11,894		McCormick & Co., Inc.	1,265,403	0.4
1,368		Nu Skin Enterprises, Inc.	100,835	0.0
4,622	(1)	Pilgrim's Pride Corp.	113,747	0.0
48,708	(1),(2)	Rite Aid Corp.	81,830	0.0
2,368	(2)	Spectrum Brands Holdings, Inc.	245,562	0.1
12,753	(1)	Sprouts Farmers Market, Inc.	299,313	0.1
1,617	(1),(2)	TreeHouse Foods, Inc.	61,883	0.0
			12,988,412	4.2

		Energy: 2.3%
11,145	(1)	Antero Resources Corp.	221,228	0.1
1,940		Apache Corp.	74,651	0.0
31,782		Cabot Oil & Gas Corp.	762,132	0.2
13,235	(1)	Cheniere Energy, Inc.	707,411	0.2
6,013	(1),(2)	Chesapeake Energy Corp.	18,159	0.0
8,561		Cimarex Energy Co.	800,453	0.3
3,759	(1)	Continental Resources, Inc.	221,593	0.1
3,707		Devon Energy Corp.	117,846	0.0
2,183	(1)	Diamondback Energy, Inc.	276,193	0.1
3,246		EQT Corp.	154,217	0.1
1,525	(1)	Gulfport Energy Corp.	14,716	0.0
15,880	(1)	Laredo Petroleum, Inc.	138,315	0.0
19,511	(1)	Newfield Exploration Co.	476,459	0.2
37,842		Oneok, Inc.	2,153,967	0.7
15,122	(1)	Parsley Energy, Inc.	438,387	0.1
5,231	(2)	RPC, Inc.	94,315	0.0
6,470	(1)	RSP Permian, Inc.	303,314	0.1
11,857		Williams Cos., Inc.	294,765	0.1
			7,268,121	2.3

		Financials: 7.4%
13,031		Ameriprise Financial, Inc.	1,927,806	0.6
1,610	(1)	Arch Capital Group Ltd.	137,800	0.0
12,074		Arthur J. Gallagher & Co.	829,846	0.3
1,822		Aspen Insurance Holdings Ltd.	81,717	0.0
1,045		Assurant, Inc.	95,523	0.0
5,438		Bank of the Ozarks, Inc.	262,492	0.1
5,923		BGC Partners, Inc.	79,664	0.0
10,941		Cboe Global Markets, Inc.	1,248,368	0.4
991	(1),(2)	Credit Acceptance Corp.	327,436	0.1
855		East West Bancorp, Inc.	53,472	0.0
11,136		Eaton Vance Corp.	619,941	0.2
1,775		Erie Indemnity Co.	208,811	0.1
3,733		Factset Research Systems, Inc.	744,435	0.2
2,509		Federated Investors, Inc.	83,801	0.0
12,604		First Republic Bank	1,167,256	0.4
5,789		Invesco Ltd.	185,306	0.1
10,352		Lazard Ltd.	544,101	0.2
1,930		Legg Mason, Inc.	78,455	0.0
7,511		Leucadia National Corp.	170,725	0.1
8,647		LPL Financial Holdings, Inc.	528,072	0.2
3,590		MarketAxess Holdings, Inc.	780,610	0.3
16,286		Moody's Corp.	2,626,932	0.8
1,740		Morningstar, Inc.	166,205	0.1
8,701		MSCI, Inc. - Class A	1,300,538	0.4
2,154		Pinnacle Financial Partners, Inc.	138,287	0.1
56,789		Progressive Corp.	3,460,154	1.1
3,296		Raymond James Financial, Inc.	294,695	0.1
282		RenaissanceRe Holdings Ltd.	39,060	0.0
12,970		SEI Investments Co.	971,583	0.3
3,125	(1)	Signature Bank	443,594	0.1
3,800	(1)	SVB Financial Group	912,038	0.3
3,581		T. Rowe Price Group, Inc.	386,641	0.1
25,819		TD Ameritrade Holding Corp.	1,529,259	0.5
1,015	(3)	Voya Financial, Inc.	51,258	0.0
5,394	(1)	Western Alliance Bancorp.	313,445	0.1
7,844		XL Group Ltd.	433,459	0.1
			23,222,785	7.4

		Health Care: 13.2%
4,014	(1)	Abiomed, Inc.	1,168,034	0.4
9,633	(1),(2)	Acadia Pharmaceuticals, Inc.	216,453	0.1
7,690		Agilent Technologies, Inc.	514,461	0.2
4,470	(1),(2)	Agios Pharmaceuticals, Inc.	365,557	0.1
8,337	(1)	Akorn, Inc.	155,985	0.0
7,779	(1)	Align Technology, Inc.	1,953,540	0.6
14,903	(1)	Alkermes PLC	863,778	0.3
7,403	(1)	Alnylam Pharmaceuticals, Inc.	881,697	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,565		AmerisourceBergen Corp.	$1,341,859	0.4
3,866	(1)	Athenahealth, Inc.	552,954	0.2
17,084	(1),(2)	BioMarin Pharmaceutical, Inc.	1,385,000	0.4
3,615		Bio-Techne Corp.	546,010	0.2
3,618		Bruker Corp.	108,250	0.0
2,103	(1)	Centene Corp.	224,748	0.1
28,194	(1)	Cerner Corp.	1,635,252	0.5
4,607	(1)	Charles River Laboratories International, Inc.	491,751	0.2
3,678		Cooper Cos., Inc.	841,563	0.3
8,381	(1)	DexCom, Inc.	621,535	0.2
20,477	(1)	Edwards Lifesciences Corp.	2,856,951	0.9
28,596	(1)	Exelixis, Inc.	633,401	0.2
15,322	(1)	Henry Schein, Inc.	1,029,792	0.3
6,032		Hill-Rom Holdings, Inc.	524,784	0.2
15,313	(1)	Hologic, Inc.	572,094	0.2
8,455	(1)	IDEXX Laboratories, Inc.	1,618,202	0.5
14,276	(1)	Illumina, Inc.	3,375,132	1.1
17,004	(1)	Incyte Corp., Ltd.	1,416,943	0.5
1,753	(1),(2)	Intercept Pharmaceuticals, Inc.	107,844	0.0
4,584	(1),(2)	Intrexon Corp.	70,273	0.0
12,097	(1)	Ionis Pharmaceuticals, Inc.	533,236	0.2
10,230	(1)	IQVIA Holdings, Inc.	1,003,665	0.3
594	(1)	LifePoint Health, Inc.	27,918	0.0
2,447	(1)	Mettler Toledo International, Inc.	1,407,098	0.4
8,665	(1)	Neurocrine Biosciences, Inc.	718,588	0.2
3,524	(1),(2)	Opko Health, Inc.	11,171	0.0
760	(2)	Patterson Cos., Inc.	16,895	0.0
2,037		PerkinElmer, Inc.	154,242	0.0
1,523	(1)	Premier, Inc.	47,685	0.0
7,177	(1)	QIAGEN NV	231,889	0.1
13,661		Resmed, Inc.	1,345,199	0.4
10,305	(1)	Seattle Genetics, Inc.	539,364	0.2
720		Teleflex, Inc.	183,586	0.1
3,635	(1),(2)	Tesaro, Inc.	207,704	0.1
9,004	(1)	Varian Medical Systems, Inc.	1,104,341	0.4
10,807	(1)	Veeva Systems, Inc.	789,127	0.2
7,463	(1)	Waters Corp.	1,482,525	0.5
4,011	(1)	WellCare Health Plans, Inc.	776,650	0.2
7,176		West Pharmaceutical Services, Inc.	633,569	0.2
48,197		Zoetis, Inc.	4,024,931	1.3
			41,313,226	13.2

		Industrials: 17.5%
2,805		Acuity Brands, Inc.	390,428	0.1
6,742	(2)	ADT, Inc.	53,464	0.0
577		Air Lease Corp.	24,592	0.0
9,710		Alaska Air Group, Inc.	601,632	0.2
9,333		Allegion Public Ltd.	796,012	0.3
12,200		Allison Transmission Holdings, Inc.	476,532	0.2
18,326		American Airlines Group, Inc.	952,219	0.3
3,652		Ametek, Inc.	277,442	0.1
14,083		AO Smith Corp.	895,538	0.3
4,318	(1)	Armstrong World Industries, Inc.	243,103	0.1
9,188		BWX Technologies, Inc.	583,714	0.2
13,583		CH Robinson Worldwide, Inc.	1,272,863	0.4
8,510		Cintas Corp.	1,451,636	0.5
3,611	(1)	Clean Harbors, Inc.	176,253	0.1
221		Copa Holdings S.A.- Class A	28,427	0.0
19,431	(1)	Copart, Inc.	989,621	0.3
3,470	(1)	CoStar Group, Inc.	1,258,500	0.4
4,945		Cummins, Inc.	801,535	0.3
11,769		Donaldson Co., Inc.	530,193	0.2
1,622		Dover Corp.	159,313	0.0
1,430		Dun & Bradstreet Corp.	167,310	0.1
11,665		Equifax, Inc.	1,374,254	0.4
12,222		Expeditors International Washington, Inc.	773,653	0.2
28,317		Fastenal Co.	1,545,825	0.5
27,223		Fortive Corp.	2,110,327	0.7
13,805		Fortune Brands Home & Security, Inc.	812,976	0.3
7,227	(1)	Gardner Denver Holdings, Inc.	221,724	0.1
3,437	(1)	Gates Industrial Corp. PLC	60,182	0.0
16,344		Graco, Inc.	747,248	0.2
3,002		Harris Corp.	484,163	0.2
18,315	(1)	HD Supply Holdings, Inc.	694,871	0.2
2,998		Heico Corp.	260,256	0.1
5,906		Heico Corp. - Class A	419,031	0.1
5,847		Hexcel Corp.	377,658	0.1
3,432		Hubbell, Inc.	417,949	0.1
3,654		Huntington Ingalls Industries, Inc.	941,855	0.3
6,959		IDEX Corp.	991,727	0.3
21,455	(1)	IHS Markit Ltd.	1,034,989	0.3
12,278		Ingersoll-Rand PLC - Class A	1,049,892	0.3
8,474		JB Hunt Transport Services, Inc.	992,729	0.3
13,229		KAR Auction Services, Inc.	717,012	0.2
4,090		Landstar System, Inc.	448,468	0.1
3,476		Lennox International, Inc.	710,390	0.2
5,762		Lincoln Electric Holdings, Inc.	518,292	0.2
19,988		Masco Corp.	808,315	0.3
5,393	(1)	Middleby Corp.	667,599	0.2
1,758		MSC Industrial Direct Co.	161,226	0.1
5,628		Nordson Corp.	767,322	0.2
3,730		Old Dominion Freight Line	548,198	0.2
11,209		Parker Hannifin Corp.	1,917,075	0.6
3,683	(1)	Quanta Services, Inc.	126,511	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,895		Robert Half International, Inc.	$688,602	0.2
12,580		Rockwell Automation, Inc.	2,191,436	0.7
15,892		Rockwell Collins, Inc.	2,143,036	0.7
9,369		Rollins, Inc.	478,100	0.2
9,319		Roper Technologies, Inc.	2,615,750	0.8
8,410	(1)	Sensata Technologies Holding PLC	435,890	0.1
733		Snap-On, Inc.	108,147	0.0
1,531		Stanley Black & Decker, Inc.	234,549	0.1
10,331		Toro Co.	645,171	0.2
4,737	(2)	TransDigm Group, Inc.	1,453,975	0.5
17,604	(1)	TransUnion	999,555	0.3
8,266	(1)	United Rentals, Inc.	1,427,786	0.5
11,125	(1)	Univar, Inc.	308,719	0.1
14,839	(1)	Verisk Analytics, Inc.	1,543,256	0.5
4,953	(1)	WABCO Holdings, Inc.	663,058	0.2
2,689		Wabtec Corp.	218,885	0.1
2,965		Watsco, Inc.	536,576	0.2
12,605	(1)	Welbilt, Inc.	245,167	0.1
4,682		WW Grainger, Inc.	1,321,588	0.4
8,535	(1),(2)	XPO Logistics, Inc.	868,948	0.3
9,145		Xylem, Inc.	703,433	0.2
			54,663,671	17.5

		Information Technology: 29.0%
82,408	(1),(2)	Advanced Micro Devices, Inc.	828,200	0.3
4,753		Alliance Data Systems Corp.	1,011,724	0.3
29,277		Amphenol Corp.	2,521,628	0.8
36,409		Analog Devices, Inc.	3,317,952	1.1
8,355	(1)	ANSYS, Inc.	1,309,145	0.4
5,258	(1)	Arista Networks, Inc.	1,342,367	0.4
8,974	(1)	Atlassian Corp. PLC	483,878	0.2
16,636	(1)	Autodesk, Inc.	2,089,149	0.7
12,396	(1)	Black Knight, Inc.	583,852	0.2
13,118		Booz Allen Hamilton Holding Corp.	507,929	0.2
11,468		Broadridge Financial Solutions, Inc. ADR	1,257,925	0.4
27,132	(1)	Cadence Design Systems, Inc.	997,644	0.3
6,572	(1)	Cavium, Inc.	521,685	0.2
12,241		CDK Global, Inc.	775,345	0.3
14,624		CDW Corp.	1,028,213	0.3
14,795	(1)	Citrix Systems, Inc.	1,372,976	0.4
16,239		Cognex Corp.	844,266	0.3
2,395	(1)	Coherent, Inc.	448,823	0.2
9,341	(1)	CommScope Holding Co., Inc.	373,360	0.1
4,743	(1)	CoreLogic, Inc.	214,526	0.1
15,863		CSRA, Inc.	654,032	0.2
2,691		Cypress Semiconductor Corp.	45,639	0.0
19,577	(1)	Dell Technologies, Inc. Class V	1,433,232	0.5
592		DST Systems, Inc.	49,521	0.0
27,735		DXC Technology Co.	2,788,200	0.9
4,917	(1)	Euronet Worldwide, Inc.	388,050	0.1
6,064	(1)	F5 Networks, Inc.	876,915	0.3
18,326		Fidelity National Information Services, Inc.	1,764,794	0.6
46,486	(1)	First Data Corp.	743,776	0.2
40,766	(1)	Fiserv, Inc.	2,907,024	0.9
8,727	(1)	FleetCor Technologies, Inc.	1,767,218	0.6
7,199		Flir Systems, Inc.	360,022	0.1
14,251	(1)	Fortinet, Inc.	763,569	0.3
8,577	(1)	Gartner, Inc.	1,008,827	0.3
14,885		Genpact Ltd.	476,171	0.2
14,868		Global Payments, Inc.	1,658,079	0.5
12,301	(1)	GoDaddy, Inc.	755,527	0.2
2,905	(1)	Guidewire Software, Inc.	234,811	0.1
6,830	(1)	IAC/InterActiveCorp	1,068,075	0.3
3,517	(1)	IPG Photonics Corp.	820,798	0.3
7,578		Jack Henry & Associates, Inc.	916,559	0.3
15,367		KLA-Tencor Corp.	1,675,157	0.5
15,967		Lam Research Corp.	3,243,856	1.0
3,180		LogMeIn, Inc.	367,449	0.1
6,612	(1)	Manhattan Associates, Inc.	276,911	0.1
3,583	(1),(2)	Match Group, Inc.	159,229	0.1
27,537		Maxim Integrated Products	1,658,278	0.5
22,312		Microchip Technology, Inc.	2,038,424	0.7
9,329	(1)	Microsemi Corp.	603,773	0.2
1,508		Motorola Solutions, Inc.	158,792	0.1
8,220		National Instruments Corp.	415,685	0.1
11,812	(1)	NCR Corp.	372,314	0.1
22,403		NetApp, Inc.	1,382,041	0.4
38,551	(1)	ON Semiconductor Corp.	942,958	0.3
8,716	(1)	Palo Alto Networks, Inc.	1,582,128	0.5
23,654	(1),(2)	Pandora Media, Inc.	118,980	0.0
31,504		Paychex, Inc.	1,940,331	0.6
11,225	(1)	PTC, Inc.	875,662	0.3
6,463	(1)	Qorvo, Inc.	455,318	0.2
17,351	(1)	Red Hat, Inc.	2,594,148	0.8
16,877		Sabre Corp.	362,012	0.1
16,664	(1)	ServiceNow, Inc.	2,757,059	0.9
17,861		Skyworks Solutions, Inc.	1,790,744	0.6
13,778	(1)	Splunk, Inc.	1,355,617	0.4
23,797	(1)	Square, Inc.	1,170,812	0.4
15,502		SS&C Technologies Holdings, Inc.	831,527	0.3
2,566		Switch, Inc.	40,825	0.0
60,735		Symantec Corp.	1,570,000	0.5
1,131	(1)	Synopsys, Inc.	94,144	0.0
6,274	(1)	Tableau Software, Inc.	507,065	0.2
10,922	(1)	Take-Two Interactive Software, Inc.	1,067,953	0.3
17,889		Teradyne, Inc.	817,706	0.3
17,764		Total System Services, Inc.	1,532,323	0.5
19,099	(1)	Trimble, Inc.	685,272	0.2
4,196	(1)	Twitter, Inc.	121,726	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,418	(1)	Tyler Technologies, Inc.	$721,061	0.2
2,784	(1)	Ultimate Software Group, Inc.	678,461	0.2
4,075		Universal Display Corp.	411,575	0.1
8,347	(1),(2)	VeriSign, Inc.	989,620	0.3
954		Versum Materials, Inc.	35,899	0.0
4,158		Western Digital Corp.	383,659	0.1
45,013		Western Union Co.	865,600	0.3
3,070	(1)	WEX, Inc.	480,823	0.2
13,346	(1)	Workday, Inc.	1,696,410	0.5
28,097	(1)	Worldpay, Inc.	2,310,697	0.7
23,608		Xilinx, Inc.	1,705,442	0.6
5,123	(1)	Zebra Technologies Corp.	713,070	0.2
3,662	(1)	Zillow Group, Inc. - Class A	197,748	0.1
7,324	(1)	Zillow Group, Inc. - Class C	394,031	0.1
			90,461,741	29.0

		Materials: 5.7%
2,023		Albemarle Corp.	187,613	0.1
1,410		Aptargroup, Inc.	126,660	0.0
963		Ardagh Group SA	17,989	0.0
8,159		Avery Dennison Corp.	866,894	0.3
20,798	(1)	Axalta Coating Systems Ltd.	627,892	0.2
18,775		Ball Corp.	745,555	0.2
12,843	(1)	Berry Plastics Group, Inc.	703,925	0.2
7,927		Celanese Corp.	794,365	0.3
18,083		Chemours Co.	880,823	0.3
8,849	(1)	Crown Holdings, Inc.	449,087	0.1
4,597		Eagle Materials, Inc.	473,721	0.2
13,095		FMC Corp.	1,002,684	0.3
26,317	(1)	Freeport-McMoRan, Inc.	462,390	0.2
21,345		Graphic Packaging Holding Co.	327,646	0.1
9,526		Huntsman Corp.	278,635	0.1
7,740		International Flavors & Fragrances, Inc.	1,059,683	0.3
36,679		International Paper Co.	1,959,759	0.6
5,565		Martin Marietta Materials, Inc.	1,153,624	0.4
674		NewMarket Corp.	270,732	0.1
12,450	(1)	Owens-Illinois, Inc.	269,667	0.1
9,143		Packaging Corp. of America	1,030,416	0.3
9,924	(1)	Platform Specialty Products Corp.	95,568	0.0
2,366		Royal Gold, Inc.	203,168	0.1
11,775		RPM International, Inc.	561,314	0.2
3,788		Scotts Miracle-Gro Co.	324,821	0.1
8,981		Sealed Air Corp.	384,297	0.1
7,267		Silgan Holdings, Inc.	202,386	0.1
7,178		Southern Copper Corp.	388,904	0.1
2,877		Steel Dynamics, Inc.	127,221	0.0
11,982		Vulcan Materials Co.	1,367,985	0.4
1,744		Westlake Chemical Corp.	193,846	0.1
6,677		WR Grace & Co.	408,833	0.1
			17,948,103	5.7

		Real Estate: 3.1%
2,267		Boston Properties, Inc.	279,340	0.1
12,647	(1)	CBRE Group, Inc.	597,191	0.2
3,324		Coresite Realty Corp.	333,264	0.1
11,982		CubeSmart	337,892	0.1
7,758		CyrusOne, Inc.	397,287	0.1
15,263		Digital Realty Trust, Inc.	1,608,415	0.5
12,618		Douglas Emmett, Inc.	463,838	0.2
8,123		Equity Lifestyle Properties, Inc.	712,956	0.2
10,106		Extra Space Storage, Inc.	882,860	0.3
2,761		Federal Realty Investment Trust	320,580	0.1
6,319		Gaming and Leisure Properties, Inc.	211,497	0.1
1,564		Hudson Pacific Properties, Inc.	50,877	0.0
24,109		Iron Mountain, Inc.	792,222	0.3
7,256		Lamar Advertising Co.	461,917	0.1
1,907		Outfront Media, Inc.	35,737	0.0
11,396	(1)	SBA Communications Corp.	1,947,804	0.6
605	(2)	Tanger Factory Outlet Centers, Inc.	13,310	0.0
2,862		Taubman Centers, Inc.	162,877	0.1
4,948		VICI Properties, Inc.	90,647	0.0
			9,700,511	3.1

		Telecommunication Services: 0.2%
18,222	(1)	Zayo Group Holdings, Inc.	622,464	0.2

		Utilities: 0.1%
5,782		NRG Energy, Inc.	176,524	0.1

	Total Common Stock
	(Cost $168,448,283)		310,253,744	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateral(4): 3.8%
417,364	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $417,445, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $425,732, due 04/19/18-09/09/49)	417,364	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,814,200	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,814,755, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,870,484, due 03/31/18-02/20/68)	$2,814,200	0.9
2,814,200	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $2,814,811, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $2,870,484, due 11/15/42-05/15/43)	2,814,200	0.9
2,814,200	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $2,814,755, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,870,484, due 06/28/18-12/20/47)	2,814,200	0.9
2,988,800	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $2,989,488, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,059,268, due 04/15/19-02/15/47)	2,988,800	1.0
		11,848,764	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
2,351,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $2,351,000)	2,351,000	0.7

	Total Short-Term Investments
	(Cost $14,199,764)	14,199,764	4.5

	Total Investments in Securities (Cost $182,648,047)	$324,453,508	103.8
	Liabilities in Excess of Other Assets	(11,948,824)	(3.8)
	Net Assets	$312,504,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$310,253,744	$–	$–	$310,253,744
Short-Term Investments	2,351,000	11,848,764	–	14,199,764
Total Investments, at fair value	$312,604,744	$11,848,764	$–	$324,453,508
Liabilities Table
Other Financial Instruments+
Futures	$(70,872)	$–	$–	$(70,872)
Total Liabilities	$(70,872)	$–	$–	$(70,872)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	14	06/15/18	$2,636,340	$(70,872)
			$2,636,340	$(70,872)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$70,872
Total Liability Derivatives		$70,872

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $183,237,161.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$145,159,627
Gross Unrealized Depreciation	(4,014,152)

Net Unrealized Appreciation	$141,145,475

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 13.9%
24,881		Adient plc	$1,486,889	0.1
18,809		Advance Auto Parts, Inc.	2,229,807	0.1
12,987	(1)	AMC Networks, Inc.	671,428	0.0
64,201		Aramark	2,539,792	0.1
15,308	(1)	Autonation, Inc.	716,108	0.0
7,259	(1)	Autozone, Inc.	4,708,841	0.3
36,248		Bed Bath & Beyond, Inc.	760,846	0.0
66,479		Best Buy Co., Inc.	4,652,865	0.3
55,972		BorgWarner, Inc.	2,811,474	0.2
15,176	(1)	Bright Horizons Family Solutions, Inc.	1,513,351	0.1
23,138		Brunswick Corp.	1,374,166	0.1
17,767	(1)	Burlington Stores, Inc.	2,365,676	0.1
1,244		Cable One, Inc.	854,765	0.0
47,717	(1)	Carmax, Inc.	2,955,591	0.2
12,377		Carter's, Inc.	1,288,446	0.1
6,523	(1),(2)	Chipotle Mexican Grill, Inc.	2,107,647	0.1
8,835		Choice Hotels International, Inc.	708,125	0.0
28,083		Cinemark Holdings, Inc.	1,057,887	0.1
32,952		Darden Restaurants, Inc.	2,809,158	0.2
70,902		Delphi Automotive PLC	6,024,543	0.3
23,641	(1)	Delphi Technologies PLC	1,126,494	0.1
21,286		Dick's Sporting Goods, Inc.	746,074	0.0
40,115	(1),(2)	Discovery Communications, Inc. - Class A	859,664	0.0
78,140	(1)	Discovery Communications, Inc. - Class C	1,525,293	0.1
72,041		Dollar General Corp.	6,739,436	0.4
60,982	(1)	Dollar Tree, Inc.	5,787,192	0.3
11,541		Domino's Pizza, Inc.	2,695,516	0.1
90,344		D.R. Horton, Inc.	3,960,681	0.2
23,868	(2)	Dunkin' Brands Group, Inc.	1,424,681	0.1
32,480		Expedia, Inc.	3,586,117	0.2
50,620		Extended Stay America, Inc.	1,000,757	0.1
7,767	(1)	Floor & Decor Holdings, Inc.	404,816	0.0
31,910		Foot Locker, Inc.	1,453,181	0.1
26,270	(2)	GameStop Corp.	331,527	0.0
61,753		Gap, Inc.	1,926,694	0.1
31,955		Garmin Ltd.	1,883,108	0.1
25,455	(1)	GCI Liberty, Inc.	1,345,551	0.1
73,867		Gentex Corp.	1,700,418	0.1
38,035		Genuine Parts Co.	3,417,064	0.2
63,583		Goodyear Tire & Rubber Co.	1,690,036	0.1
1,133		Graham Holdings Co.	682,349	0.0
54,710		H&R Block, Inc.	1,390,181	0.1
94,969	(2)	Hanesbrands, Inc.	1,749,329	0.1
44,522	(2)	Harley-Davidson, Inc.	1,909,103	0.1
30,035		Hasbro, Inc.	2,531,951	0.1
24,126	(1)	Hilton Grand Vacations, Inc.	1,037,901	0.1
56,753		Hilton Worldwide Holdings, Inc.	4,469,866	0.2
12,128		Hyatt Hotels Corp.	924,881	0.1
28,567		International Game Technology PLC	763,596	0.0
102,483		Interpublic Group of Cos., Inc.	2,360,183	0.1
11,702		John Wiley & Sons, Inc.	745,417	0.0
44,471		Kohl's Corp.	2,913,295	0.2
63,594		L Brands, Inc.	2,429,927	0.1
17,682		Lear Corp.	3,290,443	0.2
34,916		Leggett & Platt, Inc.	1,548,874	0.1
67,696		Lennar Corp. - Class A	3,990,002	0.2
3,978		Lennar Corp. - Class B	189,711	0.0
23,510	(1)	Liberty Media Corp. - SiriusXM A	966,261	0.1
47,312	(1)	Liberty Media Corp. - SiriusXM C	1,932,695	0.1
6,749	(1)	Liberty Broadband Corp. - A	572,315	0.0
27,500	(1)	Liberty Broadband Corp. - C	2,356,475	0.1
14,279	(1)	Liberty Expedia Holdings, Inc.	560,879	0.0
117,848	(1)	Liberty Interactive Corp. QVC Group	2,966,234	0.2
6,549	(1)	Liberty Media Group-A	191,820	0.0
49,381	(1)	Liberty Media Group-C	1,523,404	0.1
13,951	(2)	Lions Gate Entertainment Corp. - A	360,354	0.0
27,299		Lions Gate Entertainment Corp. - B	657,360	0.0
35,424	(1)	Live Nation Entertainment, Inc.	1,492,767	0.1
81,202	(1)	LKQ Corp.	3,081,616	0.2
25,302	(1)	Lululemon Athletica, Inc.	2,254,914	0.1
80,785		Macy's, Inc.	2,402,546	0.1
4,866	(1)	Madison Square Garden Co.	1,196,063	0.1
90,679	(2)	Mattel, Inc.	1,192,429	0.1
132,182		MGM Resorts International	4,629,014	0.2
37,991	(1)	Michael Kors Holdings Ltd.	2,358,481	0.1
29,355	(1)	Michaels Cos, Inc.	578,587	0.0
16,381	(1)	Mohawk Industries, Inc.	3,803,996	0.2
8,460	(1)	Murphy USA, Inc.	615,888	0.0
128,933		Newell Brands, Inc.	3,285,213	0.2
100,745		News Corp - Class A	1,591,771	0.1
32,046		News Corp - Class B	515,941	0.0
30,925		Nordstrom, Inc.	1,497,079	0.1
52,985	(1)	Norwegian Cruise Line Holdings Ltd.	2,806,615	0.2
862	(1)	NVR, Inc.	2,413,600	0.1
61,174		Omnicom Group	4,445,515	0.2
22,101	(1)	O'Reilly Automotive, Inc.	5,467,345	0.3
9,437		Penske Auto Group, Inc.	418,342	0.0
15,591		Polaris Industries, Inc.	1,785,481	0.1
10,323		Pool Corp.	1,509,429	0.1
69,959		Pulte Group, Inc.	2,063,091	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
20,245		PVH Corp.	$3,065,700	0.2
14,666		Ralph Lauren Corp.	1,639,659	0.1
100,011		Ross Stores, Inc.	7,798,858	0.4
45,437		Royal Caribbean Cruises Ltd.	5,349,752	0.3
33,142	(1)	Sally Beauty Holdings, Inc.	545,186	0.0
47,274		Service Corp. International	1,784,121	0.1
35,547	(1)	ServiceMaster Global Holdings, Inc.	1,807,565	0.1
16,000		Signet Jewelers Ltd.	616,320	0.0
375,770	(2)	Sirius XM Holdings, Inc.	2,344,805	0.1
17,408		Six Flags Entertainment Corp.	1,083,822	0.1
34,623	(1)	Skechers USA, Inc.	1,346,488	0.1
75,394		Tapestry, Inc.	3,966,478	0.2
56,876		TEGNA, Inc.	647,818	0.0
12,257	(1)	Tempur Sealy International, Inc.	555,120	0.0
13,053		Thor Industries, Inc.	1,503,314	0.1
28,567		Tiffany & Co.	2,789,853	0.2
37,899		Toll Brothers, Inc.	1,639,132	0.1
33,259		Tractor Supply Co.	2,095,982	0.1
21,029		Tribune Media Co.	851,885	0.0
28,631	(1),(2)	TripAdvisor, Inc.	1,170,722	0.1
13,409		Tupperware Brands Corp.	648,727	0.0
15,457	(1)	Ulta Beauty, Inc.	3,157,401	0.2
48,621	(1),(2)	Under Armour, Inc. - Class A	794,953	0.0
49,293	(1),(2)	Under Armour, Inc. - Class C	707,355	0.0
21,165	(1)	Urban Outfitters, Inc.	782,258	0.0
10,594		Vail Resorts, Inc.	2,348,690	0.1
86,281		VF Corp.	6,395,148	0.3
2,640	(2)	Viacom, Inc.	104,544	0.0
93,063		Viacom, Inc. - Class B	2,890,537	0.2
8,267	(1)	Visteon Corp.	911,354	0.1
10,153	(1)	Wayfair, Inc.	685,632	0.0
48,097		Wendy's Company	844,102	0.0
18,307		Whirlpool Corp.	2,802,985	0.2
22,181	(2)	Williams-Sonoma, Inc.	1,170,270	0.1
26,248		Wyndham Worldwide Corp.	3,003,559	0.2
21,143		Wynn Resorts Ltd.	3,855,637	0.2
97,638		Yum China Holdings, Inc.	4,051,977	0.2
			261,419,943	13.9

		Consumer Staples: 4.0%
24,704	(1)	Blue Buffalo Pet Products, Inc.	983,466	0.1
14,339		Brown-Forman Corp. - Class A	764,699	0.0
61,947		Brown-Forman Corp. - Class B	3,369,917	0.2
37,121		Bunge Ltd.	2,744,727	0.1
46,752		Campbell Soup Co.	2,024,829	0.1
9,871		Casey's General Stores, Inc.	1,083,540	0.1
65,897		Church & Dwight Co., Inc.	3,318,573	0.2
34,166		Clorox Co.	4,547,836	0.2
101,023		Conagra Brands, Inc.	3,725,728	0.2
123,665		Coty, Inc - Class A	2,263,070	0.1
47,450		Dr Pepper Snapple Group, Inc.	5,617,131	0.3
14,246	(1)	Edgewell Personal Care Co.	695,490	0.0
15,622		Energizer Holdings, Inc.	930,759	0.1
46,746		Flowers Foods, Inc.	1,021,868	0.1
26,919	(1)	Hain Celestial Group, Inc.	863,292	0.1
16,958	(1),(2)	Herbalife Ltd.	1,652,896	0.1
36,391		Hershey Co.	3,601,253	0.2
71,245	(2)	Hormel Foods Corp.	2,445,128	0.1
18,869		Ingredion, Inc.	2,432,591	0.1
29,055		JM Smucker Co.	3,603,111	0.2
64,643		Kellogg Co.	4,202,441	0.2
38,706		Lamb Weston Holdings, Inc.	2,253,463	0.1
32,132		McCormick & Co., Inc.	3,418,523	0.2
45,708		Molson Coors Brewing Co.	3,443,184	0.2
13,662		Nu Skin Enterprises, Inc.	1,007,026	0.1
14,000	(1)	Pilgrim's Pride Corp.	344,540	0.0
31,237		Pinnacle Foods, Inc.	1,689,922	0.1
16,980	(1)	Post Holdings, Inc.	1,286,405	0.1
282,525	(1),(2)	Rite Aid Corp.	474,642	0.0
69		Seaboard Corp.	294,285	0.0
6,392	(2)	Spectrum Brands Holdings, Inc.	662,850	0.0
34,406	(1)	Sprouts Farmers Market, Inc.	807,509	0.0
14,602	(1)	TreeHouse Foods, Inc.	558,819	0.0
73,760		Tyson Foods, Inc.	5,398,494	0.3
54,610	(1)	US Foods Holding Corp.	1,789,570	0.1
			75,321,577	4.0

		Energy: 5.4%
41,292		Andeavor	4,152,324	0.2
61,005	(1)	Antero Resources Corp.	1,210,949	0.1
100,807		Apache Corp.	3,879,053	0.2
112,605		Baker Hughes a GE Co.	3,127,041	0.2
121,780		Cabot Oil & Gas Corp.	2,920,284	0.2
41,591	(1)	Centennial Resource Development, Inc./DE	763,195	0.0
54,023	(1)	Cheniere Energy, Inc.	2,887,529	0.2
239,297	(1),(2)	Chesapeake Energy Corp.	722,677	0.0
24,816		Cimarex Energy Co.	2,320,296	0.1
58,545	(1)	CNX Resources Corp.	903,349	0.1
39,013	(1)	Concho Resources, Inc./Midland TX	5,864,824	0.3
7,301	(1)	CONSOL Energy, Inc.	211,510	0.0
23,064	(1)	Continental Resources, Inc.	1,359,623	0.1
139,153		Devon Energy Corp.	4,423,674	0.2
25,955	(1)	Diamondback Energy, Inc.	3,283,827	0.2
25,669	(1)	Energen Corp.	1,613,553	0.1
64,493		EQT Corp.	3,064,062	0.2
31,802	(1),(2)	Extraction Oil & Gas, Inc.	364,451	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
42,171	(1)	Gulfport Energy Corp.	$406,950	0.0
28,063		Helmerich & Payne, Inc.	1,867,873	0.1
74,946		Hess Corp.	3,793,767	0.2
46,844		HollyFrontier Corp.	2,288,798	0.1
60,880	(1)	Kosmos Energy LLC	383,544	0.0
42,831	(1)	Laredo Petroleum, Inc.	373,058	0.0
224,841		Marathon Oil Corp.	3,626,685	0.2
128,311		Marathon Petroleum Corp.	9,380,817	0.5
43,104		Murphy Oil Corp.	1,113,807	0.1
81,810		Nabors Industries Ltd.	571,852	0.0
100,673		National Oilwell Varco, Inc.	3,705,773	0.2
52,683	(1)	Newfield Exploration Co.	1,286,519	0.1
127,455		Noble Energy, Inc.	3,861,887	0.2
26,020		Oceaneering International, Inc.	482,411	0.0
102,255		Oneok, Inc.	5,820,355	0.3
61,968	(1)	Parsley Energy, Inc.	1,796,452	0.1
55,033		Patterson-UTI Energy, Inc.	963,628	0.1
28,904		PBF Energy, Inc.	979,846	0.1
63,369	(1)	QEP Resources, Inc.	620,383	0.0
60,410		Range Resources Corp.	878,361	0.0
15,366	(2)	RPC, Inc.	277,049	0.0
34,709	(1)	RSP Permian, Inc.	1,627,158	0.1
29,322		SM Energy Co.	528,676	0.0
154,868	(1)	Southwestern Energy Co.	670,579	0.0
56,140	(2)	Targa Resources Corp.	2,470,160	0.1
113,530	(1),(2)	Transocean Ltd.	1,123,947	0.1
233,479	(1),(2)	Weatherford International PLC	534,667	0.0
23,787	(1)	Whiting Petroleum Corp.	804,952	0.0
219,074		Williams Cos., Inc.	5,446,180	0.3
17,577		World Fuel Services Corp.	431,515	0.0
104,762	(1)	WPX Energy, Inc.	1,548,382	0.1
			102,738,252	5.4

		Financials: 14.7%
14,663		Affiliated Managers Group, Inc.	2,779,812	0.1
103,491		AGNC Investment Corp.	1,958,050	0.1
3,928		Alleghany Corp.	2,413,520	0.1
115,989		Ally Financial, Inc.	3,149,101	0.2
18,573		American Financial Group, Inc.	2,084,262	0.1
1,960		American National Insurance Co.	229,242	0.0
39,129		Ameriprise Financial, Inc.	5,788,744	0.3
306,468		Annaly Capital Management, Inc.	3,196,461	0.2
32,392	(1)	Arch Capital Group Ltd.	2,772,431	0.1
47,553		Arthur J. Gallagher & Co.	3,268,318	0.2
15,696		Aspen Insurance Holdings Ltd.	703,966	0.0
44,751		Associated Banc-Corp.	1,112,062	0.1
13,841		Assurant, Inc.	1,265,206	0.1
30,634		Assured Guaranty Ltd.	1,108,951	0.1
31,143	(1)	Athene Holding Ltd.	1,488,947	0.1
21,663		Axis Capital Holdings Ltd.	1,247,139	0.1
11,144		Bank of Hawaii Corp.	926,066	0.0
31,818		Bank of the Ozarks, Inc.	1,535,855	0.1
27,545		BankUnited, Inc.	1,101,249	0.1
62,180		BGC Partners, Inc.	836,321	0.0
6,609		BOK Financial Corp.	654,225	0.0
61,080		Brown & Brown, Inc.	1,553,875	0.1
29,553		Cboe Global Markets, Inc.	3,371,997	0.2
49,532		Chimera Investment Corp.	862,352	0.0
40,724		Cincinnati Financial Corp.	3,024,164	0.2
34,722		CIT Group, Inc.	1,788,183	0.1
130,349		Citizens Financial Group, Inc.	5,472,051	0.3
7,140		CNA Financial Corp.	352,359	0.0
45,880		Comerica, Inc.	4,401,268	0.2
24,809		Commerce Bancshares, Inc.	1,486,307	0.1
2,957	(1),(2)	Credit Acceptance Corp.	977,022	0.1
14,880		Cullen/Frost Bankers, Inc.	1,578,322	0.1
95,903		Discover Financial Services	6,898,303	0.4
70,732	(1)	E*Trade Financial Corp.	3,919,260	0.2
38,040		East West Bancorp, Inc.	2,379,022	0.1
30,085		Eaton Vance Corp.	1,674,832	0.1
6,534		Erie Indemnity Co.	768,660	0.0
10,746		Everest Re Group Ltd.	2,759,788	0.1
10,086		Factset Research Systems, Inc.	2,011,350	0.1
24,860		Federated Investors, Inc.	830,324	0.0
183,906		Fifth Third Bancorp	5,839,015	0.3
28,425		First American Financial Corp.	1,667,979	0.1
14,069		First Hawaiian, Inc.	391,540	0.0
77,023		First Horizon National Corp.	1,450,343	0.1
42,405		First Republic Bank	3,927,127	0.2
84,987		FNB Corp.	1,143,075	0.1
69,277		FNF Group	2,772,466	0.1
11,228		Hanover Insurance Group, Inc.	1,323,669	0.1
93,895		Hartford Financial Services Group, Inc.	4,837,470	0.3
282,003		Huntington Bancshares, Inc.	4,258,245	0.2
18,328		Interactive Brokers Group, Inc.	1,232,375	0.1
106,303		Invesco Ltd.	3,402,759	0.2
283,560		Keycorp	5,543,598	0.3
31,043		Lazard Ltd.	1,631,620	0.1
22,224		Legg Mason, Inc.	903,406	0.0
85,650		Leucadia National Corp.	1,946,824	0.1
57,838		Lincoln National Corp.	4,225,644	0.2
72,598		Loews Corp.	3,610,299	0.2
23,367		LPL Financial Holdings, Inc.	1,427,023	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
37,456		M&T Bank Corp.	$6,905,388	0.4
3,608	(1)	Markel Corp.	4,222,262	0.2
9,701		MarketAxess Holdings, Inc.	2,109,385	0.1
7,200		Mercury General Corp.	330,264	0.0
104,215		MFA Financial, Inc.	784,739	0.0
44,003		Moody's Corp.	7,097,684	0.4
5,005		Morningstar, Inc.	478,078	0.0
23,510		MSCI, Inc. - Class A	3,514,040	0.2
30,148		Nasdaq, Inc.	2,599,361	0.1
68,975		Navient Corp.	904,952	0.0
87,826		New Residential Investment Corp.	1,444,738	0.1
125,849	(2)	New York Community Bancorp., Inc.	1,639,812	0.1
55,326		Northern Trust Corp.	5,705,770	0.3
64,517		Old Republic International Corp.	1,383,890	0.1
18,725	(1)	OneMain Holdings, Inc.	560,626	0.0
33,626		PacWest Bancorp	1,665,496	0.1
90,534		People's United Financial, Inc.	1,689,364	0.1
18,717		Pinnacle Financial Partners, Inc.	1,201,631	0.1
26,617		Popular, Inc.	1,107,800	0.1
70,558		Principal Financial Group, Inc.	4,297,688	0.2
13,875		ProAssurance Corp.	673,631	0.0
153,454		Progressive Corp.	9,349,952	0.5
17,546		Prosperity Bancshares, Inc.	1,274,366	0.1
34,373		Raymond James Financial, Inc.	3,073,290	0.2
300,285		Regions Financial Corp.	5,579,295	0.3
16,985		Reinsurance Group of America, Inc.	2,615,690	0.1
10,439		RenaissanceRe Holdings Ltd.	1,445,906	0.1
39,063		Santander Consumer USA Holdings, Inc.	636,727	0.0
35,053		SEI Investments Co.	2,625,820	0.1
14,302	(1)	Signature Bank	2,030,169	0.1
113,962	(1)	SLM Corp.	1,277,514	0.1
67,442		Starwood Property Trust, Inc.	1,412,910	0.1
124,688		SunTrust Banks, Inc.	8,483,772	0.4
13,876	(1)	SVB Financial Group	3,330,379	0.2
204,518		Synchrony Financial	6,857,489	0.4
31,302		Synovus Financial Corp.	1,563,222	0.1
62,333		T. Rowe Price Group, Inc.	6,730,094	0.4
42,029		TCF Financial Corp.	958,681	0.1
78,300		TD Ameritrade Holding Corp.	4,637,709	0.2
13,907		TFS Financial Corp.	204,294	0.0
30,125		Torchmark Corp.	2,535,621	0.1
45,850		Two Harbors Investment Corp.	704,714	0.0
58,905		Unum Group	2,804,467	0.1
20,415		Validus Holdings Ltd.	1,376,992	0.1
47,596	(3)	Voya Financial, Inc.	2,403,598	0.1
24,216		Webster Financial Corp.	1,341,566	0.1
25,788	(1)	Western Alliance Bancorp.	1,498,541	0.1
944		White Mountains Insurance Group Ltd.	776,459	0.0
32,735		Willis Towers Watson PLC	4,981,940	0.3
25,191		WR Berkley Corp.	1,831,386	0.1
66,592		XL Group Ltd.	3,679,874	0.2
51,671		Zions Bancorp.	2,724,612	0.1
			278,327,492	14.7

		Health Care: 9.4%
10,843	(1)	Abiomed, Inc.	3,155,205	0.2
20,772	(1)	Acadia Healthcare Co., Inc.	813,847	0.0
26,007	(1),(2)	Acadia Pharmaceuticals, Inc.	584,377	0.0
85,412		Agilent Technologies, Inc.	5,714,063	0.3
13,055	(1),(2)	Agios Pharmaceuticals, Inc.	1,067,638	0.1
23,713	(1)	Akorn, Inc.	443,670	0.0
21,023	(1)	Align Technology, Inc.	5,279,506	0.3
40,262	(1)	Alkermes PLC	2,333,585	0.1
23,050	(1)	Alnylam Pharmaceuticals, Inc.	2,745,255	0.1
42,065		AmerisourceBergen Corp.	3,626,424	0.2
10,440	(1)	Athenahealth, Inc.	1,493,233	0.1
46,172	(1)	BioMarin Pharmaceutical, Inc.	3,743,164	0.2
5,541	(1)	Bio-Rad Laboratories, Inc.	1,385,693	0.1
9,776		Bio-Techne Corp.	1,476,567	0.1
48,753	(1),(2)	Brookdale Senior Living, Inc.	327,133	0.0
26,920		Bruker Corp.	805,446	0.0
83,730		Cardinal Health, Inc.	5,248,196	0.3
45,014	(1)	Centene Corp.	4,810,646	0.3
76,185	(1)	Cerner Corp.	4,418,730	0.2
12,444	(1)	Charles River Laboratories International, Inc.	1,328,273	0.1
12,792		Cooper Cos., Inc.	2,926,937	0.2
38,644	(1)	DaVita, Inc.	2,548,185	0.1
59,684		Dentsply Sirona, Inc.	3,002,702	0.2
22,608	(1)	DexCom, Inc.	1,676,609	0.1
55,330	(1)	Edwards Lifesciences Corp.	7,719,642	0.4
58,955	(1)	Endo International PLC	350,193	0.0
31,653	(1)	Envision Healthcare Corp.	1,216,425	0.1
77,257	(1)	Exelixis, Inc.	1,711,243	0.1
41,385	(1)	Henry Schein, Inc.	2,781,486	0.2
17,401		Hill-Rom Holdings, Inc.	1,513,887	0.1
72,824	(1)	Hologic, Inc.	2,720,705	0.1
22,843	(1)	IDEXX Laboratories, Inc.	4,371,922	0.2
38,575	(1)	Illumina, Inc.	9,119,901	0.5
45,941	(1)	Incyte Corp., Ltd.	3,828,264	0.2
4,730	(1),(2)	Intercept Pharmaceuticals, Inc.	290,990	0.0
17,015	(1),(2)	Intrexon Corp.	260,840	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
32,655	(1)	Ionis Pharmaceuticals, Inc.	$1,439,432	0.1
42,197	(1)	IQVIA Holdings, Inc.	4,139,948	0.2
27,033	(1)	Laboratory Corp. of America Holdings	4,372,588	0.2
9,594	(1)	LifePoint Health, Inc.	450,918	0.0
25,105	(1)	Mallinckrodt PLC - W/I	363,520	0.0
24,145	(1)	Mednax, Inc.	1,343,186	0.1
6,613	(1)	Mettler Toledo International, Inc.	3,802,673	0.2
141,190	(1)	Mylan NV	5,812,792	0.3
23,407	(1)	Neurocrine Biosciences, Inc.	1,941,142	0.1
87,797	(1),(2)	Opko Health, Inc.	278,316	0.0
21,546	(2)	Patterson Cos., Inc.	478,968	0.0
28,949		PerkinElmer, Inc.	2,192,018	0.1
34,857		Perrigo Co. PLC	2,904,982	0.2
14,277	(1)	Premier, Inc.	447,013	0.0
58,955	(1)	QIAGEN NV	1,904,836	0.1
36,209		Quest Diagnostics, Inc.	3,631,763	0.2
36,915		Resmed, Inc.	3,635,020	0.2
27,852	(1)	Seattle Genetics, Inc.	1,457,774	0.1
22,140		STERIS PLC	2,066,990	0.1
11,910		Teleflex, Inc.	3,036,812	0.2
9,812	(1),(2)	Tesaro, Inc.	560,658	0.0
11,362	(1)	United Therapeutics Corp.	1,276,634	0.1
22,692		Universal Health Services, Inc.	2,686,960	0.1
24,331	(1)	Varian Medical Systems, Inc.	2,984,197	0.2
29,196	(1)	Veeva Systems, Inc.	2,131,892	0.1
20,169	(1)	Waters Corp.	4,006,572	0.2
11,763	(1)	WellCare Health Plans, Inc.	2,277,670	0.1
19,378		West Pharmaceutical Services, Inc.	1,710,884	0.1
53,457		Zimmer Biomet Holdings, Inc.	5,828,951	0.3
130,233		Zoetis, Inc.	10,875,758	0.6
			176,881,449	9.4

		Industrials: 14.4%
11,064		Acuity Brands, Inc.	1,539,998	0.1
27,808	(2)	ADT, Inc.	220,517	0.0
41,942	(1)	AECOM	1,494,393	0.1
17,624		AGCO Corp.	1,142,916	0.1
25,530		Air Lease Corp.	1,088,089	0.1
31,847		Alaska Air Group, Inc.	1,973,240	0.1
25,230		Allegion Public Ltd.	2,151,867	0.1
32,911		Allison Transmission Holdings, Inc.	1,285,504	0.1
1,328		AMERCO	458,293	0.0
114,639		American Airlines Group, Inc.	5,956,642	0.3
60,080		Ametek, Inc.	4,564,278	0.2
38,064		AO Smith Corp.	2,420,490	0.1
112,971		Arconic, Inc.	2,602,852	0.1
11,655	(1)	Armstrong World Industries, Inc.	656,176	0.0
24,778		BWX Technologies, Inc.	1,574,146	0.1
16,070		Carlisle Cos., Inc.	1,677,869	0.1
36,710		CH Robinson Worldwide, Inc.	3,440,094	0.2
22,993		Cintas Corp.	3,922,146	0.2
13,850	(1)	Clean Harbors, Inc.	676,018	0.0
23,389	(1)	Colfax Corp.	746,109	0.0
8,233		Copa Holdings S.A.- Class A	1,059,011	0.1
52,521	(1)	Copart, Inc.	2,674,895	0.1
9,378	(1)	CoStar Group, Inc.	3,401,213	0.2
13,197		Crane Co.	1,223,890	0.1
41,494		Cummins, Inc.	6,725,762	0.4
34,421		Donaldson Co., Inc.	1,550,666	0.1
40,933		Dover Corp.	4,020,439	0.2
9,785		Dun & Bradstreet Corp.	1,144,845	0.1
31,515		Equifax, Inc.	3,712,782	0.2
46,901		Expeditors International Washington, Inc.	2,968,833	0.2
76,527		Fastenal Co.	4,177,609	0.2
34,501		Flowserve Corp.	1,494,928	0.1
36,964		Fluor Corp.	2,115,080	0.1
81,275		Fortive Corp.	6,300,438	0.3
40,057		Fortune Brands Home & Security, Inc.	2,358,957	0.1
19,535	(1)	Gardner Denver Holdings, Inc.	599,334	0.0
11,728	(1)	Gates Industrial Corp. PLC	205,357	0.0
16,100	(1)	Genesee & Wyoming, Inc.	1,139,719	0.1
44,151		Graco, Inc.	2,018,584	0.1
31,531		Harris Corp.	5,085,320	0.3
49,417	(1)	HD Supply Holdings, Inc.	1,874,881	0.1
8,093		Heico Corp.	702,553	0.0
15,923		Heico Corp. - Class A	1,129,737	0.1
23,662		Hexcel Corp.	1,528,329	0.1
14,430		Hubbell, Inc.	1,757,285	0.1
11,806		Huntington Ingalls Industries, Inc.	3,043,115	0.2
20,195		IDEX Corp.	2,877,989	0.2
101,721	(1)	IHS Markit Ltd.	4,907,021	0.3
66,101		Ingersoll-Rand PLC - Class A	5,652,297	0.3
23,471		ITT, Inc.	1,149,610	0.1
32,761		Jacobs Engineering Group, Inc.	1,937,813	0.1
22,911		JB Hunt Transport Services, Inc.	2,684,024	0.1
84,783	(1)	JetBlue Airways Corp.	1,722,791	0.1
27,297		Kansas City Southern	2,998,575	0.2
35,748		KAR Auction Services, Inc.	1,937,542	0.1
14,091	(1)	Kirby Corp.	1,084,302	0.1
20,541		L3 Technologies, Inc.	4,272,528	0.2
11,039		Landstar System, Inc.	1,210,426	0.1
10,141		Lennox International, Inc.	2,072,516	0.1
15,537		Lincoln Electric Holdings, Inc.	1,397,553	0.1
21,148		Macquarie Infrastructure Co. LLC	780,996	0.0
17,502		Manpowergroup, Inc.	2,014,480	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
83,230		Masco Corp.	$3,365,821	0.2
14,545	(1)	Middleby Corp.	1,800,526	0.1
11,628		MSC Industrial Direct Co.	1,066,404	0.1
94,568		Nielsen Holdings PLC	3,006,317	0.2
15,215		Nordson Corp.	2,074,413	0.1
16,178		Old Dominion Freight Line	2,377,681	0.1
15,175		Orbital ATK, Inc.	2,012,357	0.1
19,723		Oshkosh Corp.	1,523,996	0.1
29,337		Owens Corning, Inc.	2,358,695	0.1
90,793		Paccar, Inc.	6,007,773	0.3
35,016		Parker Hannifin Corp.	5,988,786	0.3
43,856		Pentair PLC	2,987,909	0.2
49,223		Pitney Bowes, Inc.	536,038	0.0
39,132	(1)	Quanta Services, Inc.	1,344,184	0.1
11,649		Regal Beloit Corp.	854,454	0.0
59,615		Republic Services, Inc.	3,948,301	0.2
32,141		Robert Half International, Inc.	1,860,642	0.1
33,998		Rockwell Automation, Inc.	5,922,452	0.3
42,941		Rockwell Collins, Inc.	5,790,594	0.3
25,269		Rollins, Inc.	1,289,477	0.1
26,621		Roper Technologies, Inc.	7,472,248	0.4
13,910		Ryder System, Inc.	1,012,509	0.1
44,765	(1),(2)	Sensata Technologies Holding PLC	2,320,170	0.1
14,979		Snap-On, Inc.	2,210,002	0.1
30,621		Spirit Aerosystems Holdings, Inc.	2,562,978	0.1
18,033	(1),(2)	Spirit Airlines, Inc.	681,287	0.0
40,502		Stanley Black & Decker, Inc.	6,204,906	0.3
21,845	(1)	Stericycle, Inc.	1,278,588	0.1
9,214	(1)	Teledyne Technologies, Inc.	1,724,584	0.1
20,575		Terex Corp.	769,711	0.0
70,192		Textron, Inc.	4,139,222	0.2
18,276		Timken Co.	833,386	0.0
27,896		Toro Co.	1,742,105	0.1
12,797		TransDigm Group, Inc.	3,927,911	0.2
47,584	(1)	TransUnion	2,701,820	0.1
39,752		Trinity Industries, Inc.	1,297,108	0.1
71,217	(1)	United Continental Holdings, Inc.	4,947,445	0.3
22,339	(1)	United Rentals, Inc.	3,858,615	0.2
29,998	(1)	Univar, Inc.	832,444	0.0
22,549	(1)	USG Corp.	911,431	0.0
5,859		Valmont Industries, Inc.	857,172	0.0
40,088	(1)	Verisk Analytics, Inc.	4,169,152	0.2
13,380	(1)	WABCO Holdings, Inc.	1,791,181	0.1
22,676		Wabtec Corp.	1,845,826	0.1
8,002		Watsco, Inc.	1,448,122	0.1
34,017	(1)	Welbilt, Inc.	661,631	0.0
12,413	(1)	Wesco International, Inc.	770,227	0.0
13,433		WW Grainger, Inc.	3,791,733	0.2
31,337	(1)	XPO Logistics, Inc.	3,190,420	0.2
47,435		Xylem, Inc.	3,648,700	0.2
			272,025,116	14.4

		Information Technology: 16.6%
222,689	(1),(2)	Advanced Micro Devices, Inc.	2,238,024	0.1
43,645	(1)	Akamai Technologies, Inc.	3,097,922	0.2
12,839		Alliance Data Systems Corp.	2,732,910	0.1
37,495		Amdocs Ltd.	2,501,666	0.1
79,109		Amphenol Corp.	6,813,658	0.4
98,377		Analog Devices, Inc.	8,965,096	0.5
22,577	(1)	ANSYS, Inc.	3,537,590	0.2
14,209	(1)	Arista Networks, Inc.	3,627,558	0.2
46,799	(1)	ARRIS International PLC	1,243,449	0.1
23,096	(1)	Arrow Electronics, Inc.	1,778,854	0.1
24,215	(1)	Atlassian Corp. PLC	1,305,673	0.1
54,951	(1)	Autodesk, Inc.	6,900,747	0.4
31,851		Avnet, Inc.	1,330,098	0.1
33,496	(1)	Black Knight, Inc.	1,577,662	0.1
37,638		Booz Allen Hamilton Holding Corp.	1,457,343	0.1
30,993		Broadridge Financial Solutions, Inc. ADR	3,399,622	0.2
83,415		CA, Inc.	2,827,768	0.1
73,319	(1)	Cadence Design Systems, Inc.	2,695,940	0.1
17,739	(1)	Cavium, Inc.	1,408,122	0.1
33,084		CDK Global, Inc.	2,095,541	0.1
39,520		CDW Corp.	2,778,651	0.1
39,973	(1)	Citrix Systems, Inc.	3,709,494	0.2
43,868		Cognex Corp.	2,280,697	0.1
6,467	(1)	Coherent, Inc.	1,211,916	0.1
49,951	(1)	CommScope Holding Co., Inc.	1,996,541	0.1
50,115	(1)	Conduent, Inc.	934,144	0.0
21,723	(1)	CoreLogic, Inc.	982,531	0.1
42,860		CSRA, Inc.	1,767,118	0.1
88,091		Cypress Semiconductor Corp.	1,494,023	0.1
52,886	(1)	Dell Technologies, Inc. Class V	3,871,784	0.2
15,202		Dolby Laboratories, Inc.	966,239	0.1
15,537		DST Systems, Inc.	1,299,670	0.1
74,952		DXC Technology Co.	7,534,925	0.4
12,458	(1)	EchoStar Corp.	657,409	0.0
13,278	(1)	Euronet Worldwide, Inc.	1,047,900	0.1
16,388	(1)	F5 Networks, Inc.	2,369,869	0.1
87,018		Fidelity National Information Services, Inc.	8,379,833	0.4
47,967	(1)	FireEye, Inc.	812,081	0.0
125,573	(1)	First Data Corp.	2,009,168	0.1
21,568	(1)	First Solar, Inc.	1,530,897	0.1
110,160	(1)	Fiserv, Inc.	7,855,510	0.4
23,585	(1)	FleetCor Technologies, Inc.	4,775,962	0.3
36,491		Flir Systems, Inc.	1,824,915	0.1
38,500	(1)	Fortinet, Inc.	2,062,830	0.1
23,174	(1)	Gartner, Inc.	2,725,726	0.1
40,204		Genpact Ltd.	1,286,126	0.1
40,172		Global Payments, Inc.	4,479,981	0.2
33,242	(1)	GoDaddy, Inc.	2,041,724	0.1
19,997	(1)	Guidewire Software, Inc.	1,616,358	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,455	(1)	IAC/InterActiveCorp	$2,885,993	0.2
9,498	(1)	IPG Photonics Corp.	2,216,643	0.1
45,627		Jabil, Inc.	1,310,864	0.1
20,476		Jack Henry & Associates, Inc.	2,476,572	0.1
97,076		Juniper Networks, Inc.	2,361,859	0.1
49,527	(1)	Keysight Technologies, Inc.	2,594,720	0.1
41,521		KLA-Tencor Corp.	4,526,204	0.2
43,140		Lam Research Corp.	8,764,322	0.5
37,575		Leidos Holdings, Inc.	2,457,405	0.1
13,705		LogMeIn, Inc.	1,583,613	0.1
17,875	(1)	Manhattan Associates, Inc.	748,605	0.0
105,353		Marvell Technology Group Ltd.	2,212,413	0.1
9,660	(1),(2)	Match Group, Inc.	429,290	0.0
74,423		Maxim Integrated Products	4,481,753	0.2
60,285		Microchip Technology, Inc.	5,507,638	0.3
31,057	(1)	Microsemi Corp.	2,010,009	0.1
43,278		Motorola Solutions, Inc.	4,557,173	0.2
28,160		National Instruments Corp.	1,424,051	0.1
31,884	(1)	NCR Corp.	1,004,984	0.1
70,804		NetApp, Inc.	4,367,899	0.2
77,467	(1)	Nuance Communications, Inc.	1,220,105	0.1
110,340	(1)	ON Semiconductor Corp.	2,698,916	0.1
23,548	(1)	Palo Alto Networks, Inc.	4,274,433	0.2
63,808	(1),(2)	Pandora Media, Inc.	320,954	0.0
85,125		Paychex, Inc.	5,242,849	0.3
30,332	(1)	PTC, Inc.	2,366,199	0.1
33,465	(1)	Qorvo, Inc.	2,357,609	0.1
46,880	(1)	Red Hat, Inc.	7,009,029	0.4
58,442		Sabre Corp.	1,253,581	0.1
45,033	(1)	ServiceNow, Inc.	7,450,710	0.4
48,266		Skyworks Solutions, Inc.	4,839,149	0.3
37,235	(1)	Splunk, Inc.	3,663,552	0.2
64,300	(1)	Square, Inc.	3,163,560	0.2
45,518		SS&C Technologies Holdings, Inc.	2,441,586	0.1
9,525		Switch, Inc.	151,543	0.0
164,107		Symantec Corp.	4,242,166	0.2
39,170	(1)	Synopsys, Inc.	3,260,511	0.2
16,936	(1)	Tableau Software, Inc.	1,368,768	0.1
29,522	(1)	Take-Two Interactive Software, Inc.	2,886,661	0.2
31,972	(1)	Teradata Corp.	1,268,329	0.1
51,817		Teradyne, Inc.	2,368,555	0.1
48,011		Total System Services, Inc.	4,141,429	0.2
65,206	(1)	Trimble, Inc.	2,339,591	0.1
179,921	(1)	Twitter, Inc.	5,219,508	0.3
9,239	(1)	Tyler Technologies, Inc.	1,949,059	0.1
7,524	(1)	Ultimate Software Group, Inc.	1,833,599	0.1
10,993		Universal Display Corp.	1,110,293	0.1
22,546	(1),(2)	VeriSign, Inc.	2,673,054	0.1
28,736		Versum Materials, Inc.	1,081,336	0.1
78,460		Western Digital Corp.	7,239,504	0.4
121,653		Western Union Co.	2,339,387	0.1
10,358	(1)	WEX, Inc.	1,622,270	0.1
36,056	(1)	Workday, Inc.	4,583,078	0.2
75,934	(1)	Worldpay, Inc.	6,244,812	0.3
60,728		Xerox Corp.	1,747,752	0.1
67,435		Xilinx, Inc.	4,871,504	0.3
13,824	(1)	Zebra Technologies Corp.	1,924,163	0.1
14,280	(1)	Zillow Group, Inc. - Class A	771,120	0.0
28,555	(1)	Zillow Group, Inc. - Class C	1,536,259	0.1
203,526	(1)	Zynga, Inc.	744,905	0.0
			313,582,663	16.6

		Materials: 5.6%
29,198		Albemarle Corp.	2,707,823	0.1
48,885	(1)	Alcoa Corp.	2,197,870	0.1
16,187		Aptargroup, Inc.	1,454,078	0.1
4,865		Ardagh Group SA	90,878	0.0
16,373		Ashland Global Holdings, Inc.	1,142,672	0.1
23,344		Avery Dennison Corp.	2,480,300	0.1
56,212	(1)	Axalta Coating Systems Ltd.	1,697,040	0.1
91,617		Ball Corp.	3,638,111	0.2
23,906		Bemis Co., Inc.	1,040,389	0.1
34,703	(1)	Berry Plastics Group, Inc.	1,902,071	0.1
15,995		Cabot Corp.	891,241	0.0
35,881		Celanese Corp.	3,595,635	0.2
61,681		CF Industries Holdings, Inc.	2,327,224	0.1
48,850		Chemours Co.	2,379,484	0.1
34,243	(1)	Crown Holdings, Inc.	1,737,832	0.1
16,440		Domtar Corp.	699,358	0.0
12,404		Eagle Materials, Inc.	1,278,232	0.1
37,983		Eastman Chemical Co.	4,010,245	0.2
35,405		FMC Corp.	2,710,961	0.1
358,589	(1)	Freeport-McMoRan, Inc.	6,300,409	0.3
81,976		Graphic Packaging Holding Co.	1,258,332	0.1
53,114		Huntsman Corp.	1,553,585	0.1
20,912		International Flavors & Fragrances, Inc.	2,863,062	0.2
109,024		International Paper Co.	5,825,152	0.3
16,615		Martin Marietta Materials, Inc.	3,444,290	0.2
92,982		Mosaic Co.	2,257,603	0.1
1,952		NewMarket Corp.	784,079	0.0
141,409		Newmont Mining Corp.	5,524,850	0.3
84,513		Nucor Corp.	5,162,899	0.3
43,575		Olin Corp.	1,324,244	0.1
42,972	(1)	Owens-Illinois, Inc.	930,774	0.0
24,708		Packaging Corp. of America	2,784,592	0.1
58,495	(1)	Platform Specialty Products Corp.	563,307	0.0
18,730		Reliance Steel & Aluminum Co.	1,605,910	0.1
17,190		Royal Gold, Inc.	1,476,105	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
34,700		RPM International, Inc.	$1,654,149	0.1
11,101		Scotts Miracle-Gro Co.	951,911	0.1
47,455		Sealed Air Corp.	2,030,599	0.1
19,606		Silgan Holdings, Inc.	546,027	0.0
25,936		Sonoco Products Co.	1,257,896	0.1
21,705		Southern Copper Corp.	1,175,977	0.1
60,314		Steel Dynamics, Inc.	2,667,085	0.1
81,489		Tahoe Resources, Inc.	382,183	0.0
46,128		United States Steel Corp.	1,623,244	0.1
52,947		Valvoline, Inc.	1,171,717	0.1
34,780		Vulcan Materials Co.	3,970,833	0.2
9,409		Westlake Chemical Corp.	1,045,810	0.1
66,488		WestRock Co.	4,266,535	0.2
18,010		WR Grace & Co.	1,102,752	0.1
			105,487,355	5.6

		Real Estate: 8.8%
26,471		Alexandria Real Estate Equities, Inc.	3,305,963	0.2
36,016		American Campus Communities, Inc.	1,390,938	0.1
63,503		American Homes 4 Rent	1,275,140	0.1
41,298		Apartment Investment & Management Co. - Class A	1,682,894	0.1
55,536		Apple Hospitality REIT, Inc.	975,768	0.1
36,449		AvalonBay Communities, Inc.	5,994,403	0.3
40,765		Boston Properties, Inc.	5,023,063	0.3
45,648		Brandywine Realty Trust	724,890	0.0
80,778		Brixmor Property Group, Inc.	1,231,865	0.1
24,043		Camden Property Trust	2,023,940	0.1
77,738	(1)	CBRE Group, Inc.	3,670,788	0.2
142,363		Colony NorthStar, Inc.	800,080	0.0
31,680		Columbia Property Trust, Inc.	648,173	0.0
31,191		CoreCivic, Inc.	608,848	0.0
8,969		Coresite Realty Corp.	899,232	0.0
26,321		Corporate Office Properties Trust SBI MD	679,871	0.0
47,566		CubeSmart	1,341,361	0.1
23,859		CyrusOne, Inc.	1,221,819	0.1
24,668		DCT Industrial Trust, Inc.	1,389,795	0.1
81,668		DDR Corp.	598,626	0.0
54,062		Digital Realty Trust, Inc.	5,697,054	0.3
42,074		Douglas Emmett, Inc.	1,546,640	0.1
94,069		Duke Realty Corp.	2,490,947	0.1
34,109		Empire State Realty Trust, Inc.	572,690	0.0
16,602		EPR Properties	919,751	0.0
31,837	(1)	Equity Commonwealth	976,441	0.1
21,938		Equity Lifestyle Properties, Inc.	1,925,498	0.1
17,292		Essex Property Trust, Inc.	4,161,839	0.2
32,188		Extra Space Storage, Inc.	2,811,944	0.1
19,287		Federal Realty Investment Trust	2,239,414	0.1
66,673		Forest City Realty Trust, Inc.	1,350,795	0.1
53,089		Gaming and Leisure Properties, Inc.	1,776,889	0.1
163,165		GGP, Inc.	3,338,356	0.2
124,267		HCP, Inc.	2,886,722	0.2
53,594		Healthcare Trust of America, Inc.	1,417,561	0.1
26,870		Highwoods Properties, Inc.	1,177,443	0.1
42,972		Hospitality Properties Trust	1,088,910	0.1
193,225		Host Hotels & Resorts, Inc.	3,601,714	0.2
9,668	(1)	Howard Hughes Corp.	1,345,109	0.1
41,310		Hudson Pacific Properties, Inc.	1,343,814	0.1
77,526		Invitation Homes, Inc.	1,769,919	0.1
74,515		Iron Mountain, Inc.	2,448,563	0.1
22,749		JBG SMITH Properties	766,869	0.0
11,944		Jones Lang LaSalle, Inc.	2,085,900	0.1
25,522		Kilroy Realty Corp.	1,811,041	0.1
109,267		Kimco Realty Corp.	1,573,445	0.1
21,895		Lamar Advertising Co.	1,393,836	0.1
38,891		Liberty Property Trust	1,545,139	0.1
12,103		Life Storage, Inc.	1,010,843	0.1
36,198		Macerich Co.	2,027,812	0.1
95,658		Medical Properties Trust, Inc.	1,243,554	0.1
29,983		Mid-America Apartment Communities, Inc.	2,735,649	0.1
40,462		National Retail Properties, Inc.	1,588,538	0.1
51,495	(2)	Omega Healthcare Investors, Inc.	1,392,425	0.1
36,566		Outfront Media, Inc.	685,247	0.0
54,490		Paramount Group, Inc.	775,938	0.0
47,190		Park Hotels & Resorts, Inc.	1,275,074	0.1
37,489		Piedmont Office Realty Trust, Inc.	659,432	0.0
139,561		ProLogis, Inc.	8,790,947	0.5
34,026		Rayonier, Inc.	1,197,035	0.1
35,126		Realogy Holdings Corp.	958,237	0.0
74,593		Realty Income Corp.	3,858,696	0.2
39,444		Regency Centers Corp.	2,326,407	0.1
58,023		Retail Properties of America, Inc.	676,548	0.0
30,791	(1)	SBA Communications Corp.	5,262,798	0.3
62,224		Senior Housing Properties Trust	974,428	0.1
23,922		SL Green Realty Corp.	2,316,367	0.1
120,521		Spirit Realty Capital, Inc.	935,243	0.0
45,105		STORE Capital Corp.	1,119,506	0.1
20,291		Sun Communities, Inc.	1,853,989	0.1
24,350	(2)	Tanger Factory Outlet Centers, Inc.	535,700	0.0
15,607		Taubman Centers, Inc.	888,194	0.0
70,207		UDR, Inc.	2,500,773	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
43,745	(1),(2)	Uniti Group, Inc.	$710,856	0.0
93,888		Ventas, Inc.	4,650,273	0.2
258,540		VEREIT, Inc.	1,799,438	0.1
72,198		VICI Properties, Inc.	1,322,667	0.1
45,514		Vornado Realty Trust	3,063,092	0.2
31,741		Weingarten Realty Investors	891,287	0.0
98,157		Welltower, Inc.	5,342,686	0.3
197,562		Weyerhaeuser Co.	6,914,670	0.4
27,928		WP Carey, Inc.	1,731,257	0.1
			165,567,306	8.8

		Telecommunication Services: 0.4%
254,617		CenturyLink, Inc.	4,183,357	0.2
25,560		Telephone & Data Systems, Inc.	716,447	0.1
3,682	(1)	United States Cellular Corp.	147,980	0.0
49,147	(1)	Zayo Group Holdings, Inc.	1,678,861	0.1
			6,726,645	0.4

		Utilities: 5.6%
174,758		AES Corp.	1,986,998	0.1
61,217		Alliant Energy Corp.	2,501,327	0.1
64,173		Ameren Corp.	3,634,117	0.2
47,222		American Water Works Co., Inc.	3,878,343	0.2
47,028		Aqua America, Inc.	1,601,774	0.1
28,722		Atmos Energy Corp.	2,419,541	0.1
14,999	(2)	Avangrid, Inc.	766,749	0.0
114,172		Centerpoint Energy, Inc.	3,128,313	0.2
73,987		CMS Energy Corp.	3,350,871	0.2
82,315		Consolidated Edison, Inc.	6,415,631	0.3
47,380		DTE Energy Co.	4,946,472	0.3
84,108		Edison International	5,354,315	0.3
47,527		Entergy Corp.	3,744,177	0.2
83,998		Eversource Energy	4,949,162	0.3
117,572		FirstEnergy Corp.	3,998,624	0.2
56,984		Great Plains Energy, Inc.	1,811,521	0.1
28,651		Hawaiian Electric Industries	985,021	0.0
51,335		MDU Resources Group, Inc.	1,445,594	0.1
21,271		National Fuel Gas Co.	1,094,393	0.1
89,139		NiSource, Inc.	2,131,314	0.1
79,224		NRG Energy, Inc.	2,418,709	0.1
52,803		OGE Energy Corp.	1,730,354	0.1
29,403		Pinnacle West Capital Corp.	2,346,359	0.1
181,413		PPL Corp.	5,132,174	0.3
133,890		Public Service Enterprise Group, Inc.	6,726,634	0.3
34,817		SCANA Corp.	1,307,378	0.1
66,517		Sempra Energy	7,398,021	0.4
45,709		UGI Corp.	2,030,394	0.1
22,007		Vectren Corp.	1,406,687	0.1
63,829	(1)	Vistra Energy Corp.	1,329,558	0.1
83,627		WEC Energy Group, Inc.	5,243,413	0.3
37,510		Westar Energy, Inc.	1,972,651	0.1
134,523		Xcel Energy, Inc.	6,118,106	0.3
			105,304,695	5.6

	Total Common Stock
	(Cost $955,486,817)		1,863,382,493	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(4): 1.9%
1,428,151		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,428,428, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,456,786, due 04/19/18-09/09/49)	1,428,151	0.1
8,762,994		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $8,764,723, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,938,254, due 03/31/18-02/20/68)	8,762,994	0.5
8,762,994		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $8,764,895, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $8,938,254, due 11/15/42-05/15/43)	8,762,994	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
8,741,361	Nomura Securities, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $8,743,104, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $8,916,188, due 04/02/18-02/20/68)	$8,741,361	0.4
9,199,600	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $9,201,717, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,416,503, due 04/15/19-02/15/47)	9,199,600	0.5
		36,895,100	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
14,382,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $14,382,000)	14,382,000	0.8

	Total Short-Term Investments
	(Cost $51,277,100)	51,277,100	2.7

	Total Investments in Securities (Cost $1,006,763,917)	$1,914,659,593	101.5
	Liabilities in Excess of Other Assets	(27,506,443)	(1.5)
	Net Assets	$1,887,153,150	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$1,863,382,493	$–	$–	$1,863,382,493
Short-Term Investments	14,382,000	36,895,100	–	51,277,100
Total Investments, at fair value	$1,877,764,493	$36,895,100	$–	$1,914,659,593
Liabilities Table
Other Financial Instruments+
Futures	$(545,255)	$–	$–	$(545,255)
Total Liabilities	$(545,255)	$–	$–	$(545,255)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	127	06/15/18	$23,915,370	$(545,255)
			$23,915,370	$(545,255)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$545,255
Total Liability Derivatives		$545,255

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,018,992,164.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$971,830,898
Gross Unrealized Depreciation	(76,708,724)

Net Unrealized Appreciation	$895,122,174

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 11.9%
7,319	(1)	1-800-FLOWERS.COM, Inc.	$86,364	0.0
27,712		Aarons, Inc.	1,291,379	0.1
29,927		Abercrombie & Fitch Co.	724,533	0.1
9,787		Acushnet Holdings Corp.	225,982	0.0
26,637	(1)	Adtalem Global Education, Inc.	1,266,589	0.1
23,760	(2)	AMC Entertainment Holdings, Inc.	333,828	0.0
42,885	(1)	American Axle & Manufacturing Holdings, Inc.	652,710	0.1
69,733		American Eagle Outfitters, Inc.	1,389,779	0.2
25,097	(1),(2)	American Outdoor Brands Corp.	259,001	0.0
7,261	(1)	American Public Education, Inc.	312,223	0.0
3,981	(1)	America's Car-Mart, Inc.	200,841	0.0
8,220	(1)	Asbury Automotive Group, Inc.	554,850	0.1
79,480	(1)	Ascena Retail Group, Inc.	159,755	0.0
6,843	(1)	Ascent Capital Group, Inc.	25,182	0.0
3,354	(1)	At Home Group, Inc.	107,462	0.0
5,583	(1)	AV Homes, Inc.	103,565	0.0
18,973	(1)	Barnes & Noble Education, Inc.	130,724	0.0
28,602		Barnes & Noble, Inc.	141,580	0.0
5,907		Bassett Furniture Industries, Inc.	179,277	0.0
15,079	(1)	Beazer Homes USA, Inc.	240,510	0.0
41,324	(1)	Belmond Ltd.	460,763	0.1
7,936	(2)	Big 5 Sporting Goods Corp.	57,536	0.0
18,488	(2)	Big Lots, Inc.	804,783	0.1
529	(1)	Biglari Holdings, Inc.	216,049	0.0
8,896		BJ's Restaurants, Inc.	399,430	0.1
39,611		Bloomin Brands, Inc.	961,755	0.1
5,638	(1)	Bojangles', Inc.	78,086	0.0
7,732	(1)	Boot Barn Holdings, Inc.	137,088	0.0
37,300		Boyd Gaming Corp.	1,188,378	0.1
6,841	(1)	Bridgepoint Education, Inc.	46,108	0.0
20,080	(2)	Brinker International, Inc.	724,888	0.1
13,137	(2)	Buckle, Inc.	290,985	0.0
60,641	(1)	Caesars Entertainment Corp.	682,211	0.1
18,802		Caleres, Inc.	631,747	0.1
42,302		Callaway Golf Co.	692,061	0.1
12,001		Camping World Holdings, Inc.	387,032	0.1
5,382		Capella Education Co.	470,118	0.1
33,047	(1)	Career Education Corp.	434,238	0.1
18,055	(1)	Carrols Restaurant Group, Inc.	202,216	0.0
6,670	(1),(2)	Carvana Co.	152,943	0.0
11,446		Cato Corp.	168,714	0.0
3,894	(1)	Cavco Industries, Inc.	676,582	0.1
46,348	(1),(2)	Central European Media Enterprises Ltd.	194,662	0.0
10,171	(1)	Century Communities, Inc.	304,621	0.0
18,070	(2)	Cheesecake Factory	871,335	0.1
39,586	(1),(2)	Chegg, Inc.	817,847	0.1
57,189		Chico's FAS, Inc.	516,989	0.1
7,524		Childrens Place, Inc./The	1,017,621	0.1
6,079		Churchill Downs, Inc.	1,483,580	0.2
8,466	(1)	Chuy's Holdings, Inc.	221,809	0.0
7,037		Citi Trends, Inc.	217,514	0.0
18,738		Clear Channel Outdoor Holdings, Inc.	91,816	0.0
12,898		Columbia Sportswear Co.	985,794	0.1
8,449	(1)	Conn's, Inc.	287,266	0.0
9,618	(1)	Container Store Group, Inc.	52,322	0.0
22,330		Cooper Tire & Rubber Co.	654,269	0.1
7,571	(1)	Cooper-Standard Holdings, Inc.	929,794	0.1
20,181		Core-Mark Holding Co., Inc.	429,048	0.1
8,227	(2)	Cracker Barrel Old Country Store, Inc.	1,309,738	0.2
30,764	(1)	CROCS, Inc.	499,915	0.1
5,555		CSS Industries, Inc.	97,212	0.0
6,414		Culp, Inc.	195,948	0.0
783	(1),(2)	Daily Journal Corp.	178,908	0.0
62,637		Dana, Inc.	1,613,529	0.2
17,834	(1)	Dave & Buster's Entertainment, Inc.	744,391	0.1
13,885	(1)	Deckers Outdoor Corp.	1,250,067	0.1
11,530	(1)	Del Frisco's Restaurant Group, Inc.	175,832	0.0
12,007	(1)	Del Taco Restaurants, Inc.	124,392	0.0
32,537	(1)	Denny's Corp.	502,046	0.1
5,882	(2)	Dillard's, Inc.	472,560	0.1
7,637	(2)	Dine Brands Global, Inc.	500,834	0.1
11,706	(1)	Dorman Products, Inc.	775,054	0.1
24,295	(1)	Drive Shack, Inc.	116,130	0.0
28,278		DSW, Inc.	635,124	0.1
5,829	(1)	Duluth Holdings, Inc.	109,177	0.0
9,713	(1)	El Pollo Loco Holdings, Inc.	92,273	0.0
21,469	(1),(2)	Eldorado Resorts, Inc.	708,477	0.1
7,301		Emerald Expositions Events, Inc.	142,223	0.0
56,895	(2)	Entercom Communications Corp.	549,037	0.1
32,940		Entravision Communications Corp.	154,818	0.0
12,478	(1),(2)	Eros International PLC	136,010	0.0
10,858		Ethan Allen Interiors, Inc.	249,191	0.0
26,531		EW Scripps Co.	318,107	0.0
33,207	(1)	Express, Inc.	237,762	0.0
12,113	(1)	Fiesta Restaurant Group, Inc.	224,090	0.0
18,540		Finish Line, Inc.	251,032	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
24,470	(1)	Five Below, Inc.	$1,794,630	0.2
3,544		Flexsteel Industries, Inc.	140,272	0.0
19,208	(1),(2)	Fossil Group, Inc.	243,942	0.0
15,872	(1)	Fox Factory Holding Corp.	553,933	0.1
18,454	(1)	Francesca's Holdings Corp.	88,579	0.0
16,448	(2)	Fred's, Inc.	49,180	0.0
10,464	(1)	FTD Cos, Inc.	38,089	0.0
50,106		Gannett Co., Inc.	500,058	0.1
8,695	(1)	Genesco, Inc.	353,017	0.0
16,070	(1)	Gentherm, Inc.	545,576	0.1
19,143	(1)	G-III Apparel Group Ltd.	721,308	0.1
27,303	(1),(2)	Global Eagle Entertainment, Inc.	40,135	0.0
31,822	(1),(2)	GNC Holdings, Inc.	122,833	0.0
6,938	(1)	Golden Entertainment, Inc.	161,170	0.0
46,683	(1),(2)	GoPro, Inc.	223,612	0.0
20,681	(1)	Grand Canyon Education, Inc.	2,169,851	0.2
29,658	(1)	Gray Television, Inc.	376,657	0.0
14,298	(1)	Green Brick Partners, Inc.	155,848	0.0
8,653		Group 1 Automotive, Inc.	565,387	0.1
149,299	(1),(2)	Groupon, Inc.	647,958	0.1
26,649		Guess?, Inc.	552,700	0.1
7,157	(1),(2)	Habit Restaurants, Inc.	62,982	0.0
1,671		Hamilton Beach Brands Holding Co.	35,459	0.0
10,013		Haverty Furniture Cos., Inc.	201,762	0.0
11,933	(1)	Helen of Troy Ltd.	1,038,171	0.1
9,884	(1),(2)	Hibbett Sports, Inc.	236,722	0.0
4,832		Hooker Furniture Corp.	177,334	0.0
11,062	(1),(2)	Horizon Global Corp.	91,151	0.0
47,417	(1)	Houghton Mifflin Harcourt Co.	329,548	0.0
59,432	(1)	Hovnanian Enterprises, Inc.	108,761	0.0
5,938	(1)	Hudson Ltd.	94,474	0.0
24,215	(1),(2)	Iconix Brand Group, Inc.	26,879	0.0
47,383		ILG, Inc.	1,474,085	0.2
24,962	(1)	Imax Corp.	479,270	0.1
9,623	(1)	Installed Building Products, Inc.	577,861	0.1
10,981		International Speedway Corp.	484,262	0.1
11,675	(1),(2)	iRobot Corp.	749,418	0.1
9,937	(1)	J Alexander's Holdings, Inc.	113,779	0.0
12,840		Jack in the Box, Inc.	1,095,637	0.1
133,929	(1),(2)	JC Penney Co., Inc.	404,466	0.1
1,971		Johnson Outdoors, Inc.	122,202	0.0
17,375	(1)	K12, Inc.	246,377	0.0
35,115		KB Home	999,022	0.1
9,041	(1)	Kirkland's, Inc.	87,607	0.0
38,884	(1)	La Quinta Holdings, Inc.	735,296	0.1
6,393	(1)	Lands' End, Inc.	149,277	0.0
20,383	(1)	Laureate Education Inc.- Class A	280,266	0.0
20,053		La-Z-Boy, Inc.	600,587	0.1
10,541		LCI Industries	1,097,845	0.1
7,831	(1),(2)	LGI Homes, Inc.	552,634	0.1
11,369		Libbey, Inc.	55,594	0.0
20,413	(1),(2)	Liberty Media Corp. - Braves C	465,825	0.1
32,263	(1)	Liberty TripAdvisor Holdings, Inc.	346,827	0.0
6,146		Lifetime Brands, Inc.	76,210	0.0
10,527		Lithia Motors, Inc.	1,058,174	0.1
6,043	(1)	Loral Space & Communications, Inc.	251,691	0.0
12,179	(1),(2)	Lumber Liquidators Holdings, Inc.	291,322	0.0
13,166	(1)	M/I Homes, Inc.	419,337	0.1
10,037	(1)	Malibu Boats, Inc.	333,329	0.0
10,913		Marcus Corp.	331,210	0.0
10,745	(1)	MarineMax, Inc.	208,990	0.0
9,567		Marriott Vacations Worldwide Corp.	1,274,324	0.1
6,941	(1)	MCBC Holdings, Inc.	174,913	0.0
19,380		MDC Holdings, Inc.	541,090	0.1
25,906	(1)	MDC Partners, Inc.	186,523	0.0
17,201		Meredith Corp.	925,414	0.1
16,203	(1)	Meritage Homes Corp.	733,186	0.1
22,020	(1)	Modine Manufacturing Co.	465,723	0.1
3,433	(1)	Monarch Casino & Resort, Inc.	145,182	0.0
13,694		Monro, Inc.	733,998	0.1
9,322	(1)	Motorcar Parts of America, Inc.	199,770	0.0
7,870		Movado Group, Inc.	302,208	0.0
27,457	(1)	MSG Networks, Inc.	620,528	0.1
1,128		Nathan's Famous, Inc.	83,359	0.0
30,866		National CineMedia, Inc.	160,195	0.0
13,312	(1)	National Vision Holdings, Inc.	430,111	0.1
15,088	(1)	Nautilus, Inc.	202,934	0.0
21,269		New Media Investment Group, Inc.	364,551	0.0
55,063		New York Times Co.	1,327,018	0.2
19,690		Nexstar Media Group, Inc.	1,309,385	0.1
13,054		NutriSystem, Inc.	351,805	0.0
230,051		Office Depot, Inc.	494,610	0.1
20,856	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,257,617	0.1
7,520	(1),(2)	Overstock.com, Inc.	272,600	0.0
6,896		Oxford Industries, Inc.	514,166	0.1
11,329	(2)	Papa John's International, Inc.	649,152	0.1
12,928	(1)	Party City Holdco, Inc.	201,677	0.0
38,088	(1)	Penn National Gaming, Inc.	1,000,191	0.1
7,504	(1)	Perry Ellis International, Inc.	193,603	0.0
8,830		PetMed Express, Inc.	368,652	0.0
13,806		Pico Holdings, Inc.	158,079	0.0
37,452		Pier 1 Imports, Inc.	120,595	0.0
24,955	(1)	Pinnacle Entertainment, Inc.	752,393	0.1
38,144	(1)	Planet Fitness, Inc.	1,440,699	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
11,413	(1)	Potbelly Corp.	$137,527	0.0
3,183		RCI Hospitality Holdings, Inc.	90,365	0.0
5,755	(1)	Red Robin Gourmet Burgers, Inc.	333,790	0.0
30,083		Red Rock Resorts, Inc.	880,830	0.1
18,231	(1)	Regis Corp.	275,835	0.0
19,254	(2)	Rent-A-Center, Inc.	166,162	0.0
8,771	(1),(2)	RH	835,701	0.1
15,155		Ruth's Hospitality Group, Inc.	370,540	0.0
12,092		Scholastic Corp.	469,653	0.1
23,638	(1),(2)	Scientific Games Corp.	983,341	0.1
30,510	(1),(2)	SeaWorld Entertainment, Inc.	452,463	0.1
25,485	(1),(2)	Sequential Brands Group, Inc.	53,136	0.0
9,277	(1),(2)	Shake Shack, Inc.	386,201	0.1
3,650		Shoe Carnival, Inc.	86,870	0.0
14,445	(1)	Shutterfly, Inc.	1,173,656	0.1
31,750	(2)	Sinclair Broadcast Group, Inc.	993,775	0.1
17,172	(1)	Sleep Number Corp.	603,596	0.1
11,689		Sonic Automotive, Inc.	221,507	0.0
17,632	(2)	Sonic Corp.	444,855	0.1
16,892	(1)	Sotheby's	866,729	0.1
7,538		Speedway Motorsports, Inc.	134,327	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	71,963	0.0
10,002		Standard Motor Products, Inc.	475,795	0.1
25,795		Steven Madden Ltd.	1,132,400	0.1
12,421	(1)	Stoneridge, Inc.	342,820	0.0
4,930		Strayer Education, Inc.	498,176	0.1
7,600	(2)	Sturm Ruger & Co., Inc.	399,000	0.1
12,229		Superior Industries International	162,646	0.0
22,569		Tailored Brands, Inc.	565,579	0.1
47,825	(1)	Taylor Morrison Home Corp.	1,113,366	0.1
21,419		Tenneco, Inc.	1,175,261	0.1
28,843		Texas Roadhouse, Inc.	1,666,549	0.2
14,617		Tile Shop Holdings, Inc.	87,702	0.0
5,225		Tilly's, Inc.	59,042	0.0
15,620	(1)	TopBuild Corp.	1,195,242	0.1
9,553		Tower International, Inc.	265,096	0.0
64,776	(1)	TRI Pointe Group, Inc.	1,064,270	0.1
11,550	(1)	tronc, Inc.	189,651	0.0
8,369	(1)	Unifi, Inc.	303,376	0.0
6,252	(1)	Universal Electronics, Inc.	325,417	0.0
11,488	(1)	Vera Bradley, Inc.	121,888	0.0
25,929	(1)	Vista Outdoor, Inc.	423,161	0.1
13,099	(1),(2)	Vitamin Shoppe, Inc.	56,981	0.0
9,899	(1)	VOXX International Corp.	49,000	0.0
12,325	(1)	Weight Watchers International, Inc.	785,349	0.1
4,441		Weyco Group, Inc.	149,218	0.0
5,808	(1),(2)	WideOpenWest, Inc.	41,527	0.0
10,269	(1)	William Lyon Homes	282,295	0.0
11,653		Wingstop, Inc.	550,371	0.1
13,766		Winnebago Industries	517,602	0.1
41,043		Wolverine World Wide, Inc.	1,186,143	0.1
16,755		World Wrestling Entertainment, Inc.	603,348	0.1
12,656	(1)	Zagg, Inc.	154,403	0.0
9,508	(1),(2)	Zoes Kitchen, Inc.	137,296	0.0
9,125	(1)	Zumiez, Inc.	218,087	0.0
			110,513,517	11.9

		Consumer Staples: 2.3%
12,783		Andersons, Inc.	423,117	0.1
28,794	(2)	B&G Foods, Inc.	682,418	0.1
3,588	(1),(2)	Boston Beer Co., Inc.	678,311	0.1
7,270	(2)	Calavo Growers, Inc.	670,294	0.1
12,891	(1)	Cal-Maine Foods, Inc.	563,337	0.1
52,875	(1)	Castle Brands, Inc.	65,565	0.0
20,763	(1)	Central Garden & Pet Co. - A	822,422	0.1
10,145	(1)	Chefs' Warehouse Holdings, Inc.	233,335	0.0
2,145		Coca-Cola Bottling Co. Consolidated	370,377	0.0
5,020	(1)	Craft Brew Alliance, Inc.	93,372	0.0
72,486	(1)	Darling Ingredients, Inc.	1,254,008	0.1
39,429		Dean Foods Co.	339,878	0.0
9,371	(1),(2)	elf Beauty, Inc.	181,516	0.0
2,999	(1)	Farmer Bros Co.	90,570	0.0
14,267		Fresh Del Monte Produce, Inc.	645,439	0.1
11,316	(1)	Freshpet, Inc.	186,148	0.0
35,944	(1)	Hostess Brands, Inc.	531,612	0.1
52,277	(1)	HRG Group, Inc.	862,048	0.1
7,123		Ingles Markets, Inc.	241,114	0.0
8,094		Inter Parfums, Inc.	381,632	0.1
6,623		J&J Snack Foods Corp.	904,437	0.1
4,250		John B Sanfilippo & Son, Inc.	245,948	0.0
7,829		Lancaster Colony Corp.	964,063	0.1
14,520	(1)	Landec Corp.	189,486	0.0
4,058		Limoneira Co.	96,296	0.0
3,852		Medifast, Inc.	359,969	0.0
5,908	(2)	MGP Ingredients, Inc.	529,298	0.1
5,261		National Beverage Corp.	468,334	0.1
4,412		Natural Health Trends Corp.	83,872	0.0
4,960	(2)	Orchids Paper Products Co.	40,424	0.0
37,496	(1)	Performance Food Group Co.	1,119,256	0.1
9,978		Pricesmart, Inc.	833,662	0.1
14,347	(1),(2)	Primo Water Corp.	168,003	0.0
6,135	(1),(2)	Revlon, Inc. - Class A	126,381	0.0
8,771		Sanderson Farms, Inc.	1,043,924	0.1
4,388	(1)	Seneca Foods Corp.	121,548	0.0
10,390	(1)	Smart & Final Stores, Inc.	57,665	0.0
17,124		SpartanNash Co.	294,704	0.0
17,145	(1)	SUPERVALU, Inc.	261,118	0.0
8,827	(2)	Tootsie Roll Industries, Inc.	259,958	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
3,066		Turning Point Brands, Inc.	$59,603	0.0
22,399	(1)	United Natural Foods, Inc.	961,813	0.1
11,351		Universal Corp.	550,524	0.1
5,247	(1)	USANA Health Sciences, Inc.	450,717	0.1
42,767		Vector Group Ltd.	872,019	0.1
6,377		WD-40 Co.	839,851	0.1
5,174		Weis Markets, Inc.	212,031	0.0
			21,431,417	2.3

		Energy: 3.6%
73,546	(1)	Abraxas Petroleum Corp.	163,272	0.0
8,534		Arch Coal, Inc.	784,104	0.1
31,248		Archrock, Inc.	273,420	0.0
14,753	(1)	Ardmore Shipping Corp.	112,123	0.0
8,014	(1)	Basic Energy Services, Inc.	115,722	0.0
9,593	(1)	Bonanza Creek Energy, Inc.	265,822	0.0
14,656	(2)	Bristow Group, Inc.	190,528	0.0
20,997	(1)	C&J Energy Services, Inc.	542,143	0.1
5,939	(1)	Cactus, Inc.	159,937	0.0
19,162	(1)	California Resources Corp.	328,628	0.0
89,753	(1)	Callon Petroleum Co.	1,188,330	0.1
11,620	(1),(2)	CARBO Ceramics, Inc.	84,245	0.0
33,257	(1)	Carrizo Oil & Gas, Inc.	532,112	0.1
54,979	(1)	Clean Energy Fuels Corp.	90,715	0.0
31,246	(1)	Cloud Peak Energy, Inc.	90,926	0.0
11,735	(1)	Contango Oil & Gas Co.	41,659	0.0
6,698	(2)	CVR Energy, Inc.	202,414	0.0
35,272		Delek US Holdings, Inc.	1,435,570	0.2
178,719	(1)	Denbury Resources, Inc.	489,690	0.1
46,770		DHT Holdings, Inc.	159,018	0.0
28,984	(1),(2)	Diamond Offshore Drilling	424,905	0.1
13,553	(1)	Dorian L.P.G Ltd.	101,512	0.0
16,493	(1)	Dril-Quip, Inc.	738,886	0.1
8,878	(1)	Earthstone Energy, Inc.	89,845	0.0
38,699	(1)	Eclipse Resources Corp.	55,727	0.0
14,402	(1)	Energy XXI Gulf Coast, Inc.	55,304	0.0
183,906	(2)	Ensco PLC	807,347	0.1
21,960	(1)	EP Energy Corp.	29,426	0.0
12,268	(1)	Era Group, Inc.	114,706	0.0
10,656		Evolution Petroleum Corp.	85,781	0.0
1	(1)	EXCO Resources, Inc.	–	–
14,778	(1)	Exterran Corp.	394,573	0.1
70,711	(1),(2)	Fairmount Santrol Holdings, Inc.	300,522	0.0
31,986	(1)	Forum Energy Technologies, Inc.	351,846	0.1
21,717	(2)	Frank's International N.V.	117,923	0.0
32,821	(2)	Frontline Ltd./Bermuda	145,397	0.0
20,777		GasLog Ltd.	341,782	0.1
87,008	(1)	Gastar Exploration, Inc.	59,400	0.0
23,024	(1)	Gener8 Maritime, Inc.	130,086	0.0
6,952	(1)	Geospace Technologies Corp.	68,616	0.0
42,514	(2)	Golar LNG Ltd.	1,163,183	0.1
18,001		Green Plains, Inc.	302,417	0.0
58,552	(1)	Halcon Resources Corp.	285,148	0.0
63,367	(1)	Helix Energy Solutions Group, Inc.	366,895	0.1
38,420	(1)	HighPoint Resources Corp.	195,174	0.0
18,763	(1)	Independence Contract Drilling, Inc.	70,924	0.0
13,473	(1)	International Seaways, Inc.	237,125	0.0
21,666	(1),(2)	Jagged Peak Energy, Inc.	306,141	0.0
33,571	(1),(2)	Jones Energy, Inc.	26,857	0.0
21,572	(1)	Keane Group, Inc.	319,266	0.0
5,060	(1)	Key Energy Services, Inc.	59,303	0.0
20,088	(1)	Lilis Energy, Inc.	79,749	0.0
4,650	(1)	Mammoth Energy Services, Inc.	149,079	0.0
41,733	(1)	Matador Resources Co.	1,248,234	0.1
13,255	(1)	Matrix Service Co.	181,593	0.0
126,977	(1)	McDermott International, Inc.	773,290	0.1
5,684	(1)	Midstates Petroleum Co., Inc.	75,768	0.0
2,208		Nacco Industries, Inc.	72,533	0.0
8,719	(1)	Natural Gas Services Group, Inc.	207,948	0.0
5,430	(1)	NCS Multistage Holdings, Inc.	81,450	0.0
41,505	(1)	Newpark Resources, Inc.	336,190	0.1
107,091	(1)	Noble Corp. PLC	397,308	0.1
46,032	(2)	Nordic American Tankers Ltd.	89,302	0.0
113,127	(1)	Oasis Petroleum, Inc.	916,329	0.1
22,262	(1)	Oil States International, Inc.	583,264	0.1
21,710	(1)	Overseas Shipholding Group, Inc.	61,656	0.0
19,222	(1)	Pacific Ethanol, Inc.	57,666	0.0
8,586		Panhandle Oil and Gas, Inc.	165,710	0.0
16,128	(1)	Par Pacific Holdings, Inc.	276,918	0.0
68,113	(1)	Parker Drilling Co.	43,252	0.0
29,144	(1)	PDC Energy, Inc.	1,428,930	0.2
28,397		Peabody Energy Corp.	1,036,491	0.1
6,870	(1)	Penn Virginia Corp.	240,725	0.0
8,960	(1)	PHI, Inc.	91,750	0.0
39,530	(1)	Pioneer Energy Services Corp.	106,731	0.0
22,747	(1),(2)	ProPetro Holding Corp.	361,450	0.1
20,813	(1)	Renewable Energy Group, Inc.	266,406	0.0
9,729	(1),(2)	Resolute Energy Corp.	337,110	0.1
2,912	(1)	REX American Resources Corp.	211,994	0.0
7,027	(1)	RigNet, Inc.	95,567	0.0
21,296	(1)	Ring Energy, Inc.	305,598	0.0
51,686	(1)	Rowan Companies PLC	596,456	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
33,214	(1),(2)	Sanchez Energy Corp.	$103,960	0.0
16,448	(1),(2)	SandRidge Energy, Inc.	238,660	0.0
88,113		Scorpio Tankers, Inc.	172,701	0.0
7,276	(1)	SEACOR Holdings, Inc.	371,804	0.1
7,315	(1)	SEACOR Marine Holdings, Inc.	139,131	0.0
11,464	(1)	Select Energy Services, Inc.	144,676	0.0
29,832	(2)	SemGroup Corp. - Class A	638,405	0.1
29,395	(2)	Ship Finance International Ltd.	420,349	0.1
3,404	(1)	SilverBow Resources, Inc.	99,056	0.0
9,431	(1),(2)	Smart Sand Inc.	54,888	0.0
8,127	(1)	Solaris Oilfield Infrastructure, Inc.	134,583	0.0
106,444	(1)	SRC Energy, Inc.	1,003,767	0.1
8,976	(1)	Stone Energy Corp.	333,010	0.0
68,375	(1)	Superior Energy Services	576,401	0.1
22,518	(2)	Teekay Corp.	182,171	0.0
63,186		Teekay Tankers Ltd. Class A	75,191	0.0
26,204	(1),(2)	Tellurian, Inc.	188,931	0.0
49,988	(1)	Tetra Technologies, Inc.	187,455	0.0
88,330	(1)	Ultra Petroleum Corp.	368,336	0.1
23,453	(1)	Unit Corp.	463,431	0.1
65,225	(1)	Uranium Energy Corp.	85,445	0.0
36,515		US Silica Holdings, Inc.	931,863	0.1
42,063	(1)	W&T Offshore, Inc.	186,339	0.0
12,010	(1),(2)	Westmoreland Coal Co.	4,924	0.0
19,730	(1),(2)	WildHorse Resource Development Corp.	376,646	0.1
			33,354,965	3.6

		Financials: 17.7%
9,565		1st Source Corp.	484,180	0.1
6,658		Access National Corp.	189,953	0.0
13,822		AG Mortgage Investment Trust, Inc.	240,088	0.0
6,910	(1)	Allegiance Bancshares, Inc.	270,526	0.0
21,247	(1)	Ambac Financial Group, Inc.	333,153	0.0
37,555		American Equity Investment Life Holding Co.	1,102,615	0.1
16,523		Ameris Bancorp.	874,067	0.1
9,157		Amerisafe, Inc.	505,924	0.1
6,702		Ames National Corp.	184,305	0.0
37,195	(2)	Amtrust Financial Services, Inc.	457,870	0.1
67,287		Anworth Mortgage Asset Corp.	322,978	0.0
43,594		Apollo Commercial Real Estate Finance, Inc.	783,820	0.1
9,499		Ares Commercial Real Estate Corp.	117,313	0.0
14,338		Argo Group International Holdings Ltd.	823,001	0.1
19,601		ARMOUR Residential REIT, Inc.	456,311	0.1
7,512		Arrow Financial Corp.	255,032	0.0
19,377		Artisan Partners Asset Management, Inc.	645,254	0.1
1,758		Associated Capital Group, Inc.	65,837	0.0
9,707	(1)	Atlantic Capital Bancshares, Inc.	175,697	0.0
6,359		B. Riley Financial, Inc.	124,000	0.0
20,716		Banc of California, Inc.	399,819	0.0
8,652		Bancfirst Corp.	459,421	0.1
24,779	(1)	Bancorp, Inc.	267,613	0.0
35,790		BancorpSouth Bank	1,138,122	0.1
2,245		Bank of Marin Bancorp	154,793	0.0
23,781		Bank of NT Butterfield & Son Ltd.	1,067,291	0.1
13,389		BankFinancial Corp.	227,345	0.0
14,295		Banner Corp.	793,230	0.1
5,563		Bar Harbor Bankshares	154,206	0.0
5,893		BCB Bancorp, Inc.	92,225	0.0
32,987		Beneficial Bancorp, Inc.	512,948	0.1
15,752		Berkshire Hills Bancorp, Inc.	597,788	0.1
14,270		Banco Latinoamericano de Comercio Exterior SA	406,695	0.1
9,823		Blue Hills Bancorp, Inc.	204,810	0.0
26,315	(1),(2)	BofI Holding, Inc.	1,066,547	0.1
38,150		Boston Private Financial Holdings, Inc.	574,157	0.1
9,766		Bridge Bancorp, Inc.	327,649	0.0
22,509		BrightSphere Investment Group PLC	354,742	0.0
16,944		OceanFirst Financial Corp.	453,252	0.1
32,942		Brookline Bancorp, Inc.	533,660	0.1
10,955		Bryn Mawr Bank Corp.	481,472	0.1
4,110	(1)	Byline Bancorp, Inc.	94,242	0.0
4,691		Cadence BanCorp	127,736	0.0
8,653		Camden National Corp.	385,058	0.0
30,742	(1)	Cannae Holdings, Inc.	579,794	0.1
58,474		Capitol Federal Financial, Inc.	722,154	0.1
4,902	(1)	Capstar Financial Holdings, Inc.	92,305	0.0
41,949		Capstead Mortgage Corp.	362,859	0.0
8,687		Carolina Financial Corp.	341,225	0.0
31,643		Cathay General Bancorp.	1,265,087	0.1
27,523		CenterState Bank Corp.	730,185	0.1
9,641		Central Pacific Financial Corp.	274,383	0.0
7,586		Central Valley Community Bancorp	148,382	0.0
10,061		Charter Financial Corp.	205,144	0.0
31,119		Chemical Financial Corp.	1,701,587	0.2
10,151		Citizens & Northern Corp.	234,387	0.0
25,650	(1),(2)	Citizens, Inc.	187,758	0.0
7,735		City Holding Co.	530,312	0.1
4,616		Civista Bancshares, Inc.	105,522	0.0
11,627		CNB Financial Corp.	338,229	0.0
71,891		CNO Financial Group, Inc.	1,557,878	0.2
24,345		CoBiz Financial, Inc.	477,162	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,646		Cohen & Steers, Inc.	$392,206	0.0
31,126		Columbia Banking System, Inc.	1,305,736	0.1
20,671		Community Bank System, Inc.	1,107,139	0.1
13,486	(1)	Community Bankers Trust Corp.	121,374	0.0
9,018		Community Trust Bancorp, Inc.	407,614	0.1
17,058		ConnectOne Bancorp, Inc.	491,270	0.1
13,335	(1),(2)	Cowen, Inc.	176,022	0.0
13,965	(1)	Customers Bancorp, Inc.	407,080	0.1
45,428		CVB Financial Corp.	1,028,490	0.1
73,071		CYS Investments, Inc.	491,037	0.1
1,564		Diamond Hill Investment Group, Inc.	323,060	0.0
18,652		Dime Community Bancshares	343,197	0.0
11,864	(1)	Donnelley Financial Solutions, Inc.	203,705	0.0
35,610		Dynex Capital, Inc.	236,094	0.0
14,574	(1)	Eagle Bancorp, Inc.	872,254	0.1
7,730	(1)	eHealth, Inc.	110,616	0.0
15,004		Employers Holdings, Inc.	606,912	0.1
11,303	(1)	Encore Capital Group, Inc.	510,896	0.1
15,746	(1)	Enova International, Inc.	347,199	0.0
5,172	(1)	Enstar Group Ltd.	1,087,413	0.1
3,518		Enterprise Bancorp, Inc./MA	124,150	0.0
12,217		Enterprise Financial Services Corp.	572,977	0.1
3,765	(1)	Equity Bancshares, Inc.	147,437	0.0
35,674	(1)	Essent Group Ltd.	1,518,285	0.2
2,217		Evans Bancorp, Inc.	100,319	0.0
16,953		Evercore, Inc.	1,478,302	0.2
23,353	(1)	Ezcorp, Inc.	308,260	0.0
4,170		Farmers & Merchants Bancorp, Inc./Archbold OH	168,343	0.0
2,668		Farmers Capital Bank Corp.	106,587	0.0
17,911		Farmers National Banc Corp.	248,067	0.0
3,067	(1)	FB Financial Corp.	124,490	0.0
4,666		FBL Financial Group, Inc.	323,587	0.0
16,236	(1)	FCB Financial Holdings, Inc.	829,660	0.1
6,791		Federated National Holding Co.	107,094	0.0
8,487		Fidelity Southern Corp.	195,795	0.0
25,442		Financial Engines, Inc.	890,470	0.1
15,488		First Bancorp.	552,147	0.1
69,982	(1)	First BanCorp. Puerto Rico	421,292	0.1
4,495		First Bancshares, Inc./The	144,964	0.0
19,163		First Busey Corp.	569,524	0.1
3,300		First Citizens BancShares, Inc.	1,363,692	0.2
44,658		First Commonwealth Financial Corp.	631,018	0.1
4,321		First Community Bancshares, Inc.	128,982	0.0
5,141		First Connecticut Bancorp, Inc./Farmington CT	131,610	0.0
6,622		First Defiance Financial Corp.	379,573	0.0
27,460		First Financial Bancorp.	805,951	0.1
27,999		First Financial Bankshares, Inc.	1,296,354	0.1
8,084		First Financial Corp.	336,294	0.0
21,231	(1)	First Foundation, Inc.	393,623	0.0
2,436		First Internet Bancorp	90,132	0.0
9,723		First Interstate Bancsystem, Inc.	384,545	0.0
18,971		First Merchants Corp.	791,091	0.1
5,858		First Mid-Illinois Bancshares, Inc.	213,524	0.0
42,818		First Midwest Bancorp., Inc.	1,052,895	0.1
11,021		First of Long Island Corp.	302,526	0.0
20,685		FirstCash, Inc.	1,680,656	0.2
10,966	(1)	Flagstar Bancorp, Inc.	388,196	0.0
16,431		Flushing Financial Corp.	442,980	0.1
3,426		FNB Bancorp/CA	126,043	0.0
5,111	(1)	Franklin Financial Network, Inc.	166,619	0.0
70,787		Fulton Financial Corp.	1,256,469	0.1
17,893	(2)	GAIN Capital Holdings, Inc.	120,778	0.0
3,634		GAMCO Investors, Inc.	90,232	0.0
219,642	(1)	Genworth Financial, Inc.	621,587	0.1
10,341		German American Bancorp, Inc.	344,872	0.0
34,319		Glacier Bancorp., Inc.	1,317,163	0.1
2,819		Global Indemnity Ltd.	97,312	0.0
19,748		Granite Point Mortgage Trust, Inc.	326,632	0.0
7,844		Great Southern Bancorp., Inc.	391,808	0.0
25,924		Great Western Bancorp, Inc.	1,043,959	0.1
9,457	(1)	Green Bancorp, Inc.	210,418	0.0
20,560	(1)	Green Dot Corp.	1,319,130	0.1
12,102	(2)	Greenhill & Co., Inc.	223,887	0.0
15,340	(1)	Greenlight Capital Re Ltd.	246,207	0.0
10,263		Guaranty Bancorp	290,956	0.0
2,698		Guaranty Bancshares, Inc./TX	89,870	0.0
2,797		Hamilton Lane, Inc.	104,132	0.0
35,892		Hancock Holding Co.	1,855,616	0.2
16,797		Hanmi Financial Corp.	516,508	0.1
22,600		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	440,700	0.1
8,380	(1)	HarborOne Bancorp, Inc.	147,991	0.0
3,921		HCI Group, Inc.	149,625	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,081	(1)	Health Insurance Innovations, Inc.	$146,841	0.0
10,512		Heartland Financial USA, Inc.	557,662	0.1
13,704		Heritage Commerce Corp.	225,842	0.0
15,289		Heritage Financial Corp.	467,843	0.1
11,215	(2)	Heritage Insurance Holdings, Inc.	170,019	0.0
32,962		Hilltop Holdings, Inc.	773,289	0.1
68,004		Home Bancshares, Inc./Conway AR	1,551,171	0.2
13,157	(1)	HomeStreet, Inc.	376,948	0.0
13,289	(1)	HomeTrust Bancshares, Inc.	346,178	0.0
57,062		Hope Bancorp, Inc.	1,037,958	0.1
18,093		Horace Mann Educators Corp.	773,476	0.1
14,419		Horizon Bancorp/IN	432,714	0.1
9,803		Houlihan Lokey, Inc.	437,214	0.1
4,766	(1)	Howard Bancorp, Inc.	94,367	0.0
21,458		Iberiabank Corp.	1,673,724	0.2
5,187	(1)	Impac Mortgage Holdings, Inc.	40,977	0.0
12,222		Independent Bank Corp.	874,484	0.1
14,707		Independent Bank Corp. Michigan	336,790	0.0
7,454		Independent Bank Group, Inc.	526,998	0.1
4,625		Infinity Property & Casualty Corp.	547,600	0.1
24,692		International Bancshares Corp.	960,519	0.1
8,474	(1)	Intl. FCStone, Inc.	361,670	0.0
50,125		Invesco Mortgage Capital, Inc.	821,047	0.1
4,819		Investar Holding Corp.	124,571	0.0
16,021		Investment Technology Group, Inc.	316,255	0.0
109,396		Investors Bancorp, Inc.	1,492,161	0.2
590		Investors Title Co.	117,941	0.0
8,008		James River Group Holdings Ltd.	284,044	0.0
44,082		Kearny Financial Corp./MD	573,066	0.1
17,468		Kemper Corp.	995,676	0.1
6,160		Kinsale Capital Group, Inc.	316,193	0.0
31,133		Ladder Capital Corp.	469,486	0.1
58,449		Ladenburg Thalmann Financial Services, Inc.	191,128	0.0
18,191		Lakeland Bancorp, Inc.	361,091	0.0
12,612		Lakeland Financial Corp.	583,053	0.1
20,974		LegacyTexas Financial Group, Inc.	898,107	0.1
142,841	(1)	LendingClub Corp.	499,943	0.1
2,817	(1),(2)	LendingTree, Inc.	924,399	0.1
11,703		Live Oak Bancshares, Inc.	325,343	0.0
29,527		Maiden Holdings Ltd.	191,926	0.0
14,639		MainSource Financial Group, Inc.	595,075	0.1
4,094	(1)	Malvern Bancorp, Inc.	106,444	0.0
4,123		Marlin Business Services Corp.	116,887	0.0
35,329		MB Financial, Inc.	1,430,118	0.2
39,840	(1),(2)	MBIA, Inc.	368,918	0.0
6,013		Mercantile Bank Corp.	199,932	0.0
23,231		Meridian Bancorp, Inc.	468,105	0.1
4,209		Meta Financial Group, Inc.	459,623	0.1
162,128	(1)	MGIC Investment Corp.	2,107,664	0.2
6,720		Midland States Bancorp, Inc.	212,083	0.0
4,551		MidWestOne Financial Group, Inc.	151,503	0.0
10,586		Moelis & Co.	538,298	0.1
24,640		MTGE Investment Corp.	441,056	0.1
13,086		National Bank Holdings Corp.	435,110	0.1
4,249		National Bankshares, Inc.	191,417	0.0
4,307	(1)	National Commerce Corp.	187,570	0.0
22,728		National General Holdings Corp.	552,518	0.1
1,276		National Western Life Group, Inc.	389,027	0.0
14,540	(1)	Nationstar Mortgage Holdings, Inc.	261,138	0.0
9,267		Navigators Group, Inc.	534,243	0.1
21,109		NBT Bancorp., Inc.	748,947	0.1
9,063		Nelnet, Inc.	474,992	0.1
63,744	(2)	New York Mortgage Trust, Inc.	378,002	0.0
5,021	(1)	Nicolet Bankshares, Inc.	276,506	0.0
26,168	(1)	NMI Holdings, Inc.	433,080	0.1
28,740		Northfield Bancorp, Inc.	448,631	0.1
41,880		Northwest Bancshares, Inc.	693,533	0.1
3,210		Norwood Financial Corp.	96,589	0.0
51,067	(1)	Ocwen Financial Corp.	210,396	0.0
21,326		OFG Bancorp	222,857	0.0
7,251		Old Line Bancshares, Inc.	239,283	0.0
55,980		Old National Bancorp.	946,062	0.1
17,903		Old Second Bancorp, Inc.	248,852	0.0
28,067	(1)	On Deck Capital, Inc.	156,895	0.0
3,326		Oppenheimer Holdings, Inc.	85,645	0.0
8,651		Opus Bank	242,228	0.0
14,683	(2)	Orchid Island Capital, Inc.	108,214	0.0
25,059		Oritani Financial Corp.	384,656	0.0
4,475		Federal Agricultural Mortgage Corp.	389,414	0.0
17,330	(1)	Pacific Premier Bancorp, Inc.	696,666	0.1
6,608		Park National Corp.	685,646	0.1
7,112		Peapack Gladstone Financial Corp.	237,470	0.0
9,777	(1)	PennyMac Financial Services, Inc.	221,449	0.0
29,346		PennyMac Mortgage Investment Trust	529,108	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
12,171		Peoples Bancorp., Inc.	$431,462	0.1
4,950		Peoples Financial Services Corp.	225,968	0.0
9,894		People's Utah Bancorp	319,576	0.0
18,564	(1)	PHH Corp.	194,179	0.0
6,786		Piper Jaffray Cos.	563,577	0.1
8,731		PJT Partners, Inc.	437,423	0.1
20,185	(1)	PRA Group, Inc.	767,030	0.1
5,030		Preferred Bank/Los Angeles CA	322,926	0.0
19,273		Primerica, Inc.	1,861,772	0.2
29,633		Provident Financial Services, Inc.	758,308	0.1
4,721		QCR Holdings, Inc.	211,737	0.0
95,221		Radian Group, Inc.	1,813,008	0.2
37,960		Redwood Trust, Inc.	587,241	0.1
3,056	(1)	Regional Management Corp.	97,303	0.0
19,076		Renasant Corp.	811,875	0.1
21,942	(1),(2)	Republic First Bancorp, Inc.	190,895	0.0
21,012		Resource Capital Corp.	199,824	0.0
17,116		RLI Corp.	1,084,983	0.1
17,156		S&T Bancorp, Inc.	685,211	0.1
14,057	(1)	Safeguard Scientifics, Inc.	172,198	0.0
7,458		Safety Insurance Group, Inc.	573,147	0.1
15,114		Sandy Spring Bancorp, Inc.	585,819	0.1
16,903	(1)	Seacoast Banking Corp. of Florida	447,422	0.1
25,431		Selective Insurance Group	1,543,662	0.2
20,909		ServisFirst Bancshares, Inc.	853,505	0.1
4,421		Sierra Bancorp.	117,775	0.0
34,806		Simmons First National Corp.	990,231	0.1
3,726	(1)	SmartFinancial, Inc.	87,785	0.0
15,331		South State Corp.	1,307,734	0.1
4,967	(1)	Southern First Bancshares, Inc.	221,032	0.0
14,586		Southside Bancshares, Inc.	506,718	0.1
9,076		State Auto Financial Corp.	259,301	0.0
20,822		State Bank Financial Corp.	624,868	0.1
91,903		Sterling Bancorp, Inc./DE	2,072,413	0.2
9,735		Stewart Information Services Corp.	427,756	0.1
29,016		Stifel Financial Corp.	1,718,618	0.2
13,637		Stock Yards Bancorp, Inc.	478,659	0.1
6,528		Territorial Bancorp, Inc.	193,620	0.0
21,749	(1)	Texas Capital Bancshares, Inc.	1,955,235	0.2
42,115	(1)	Third Point Reinsurance Ltd.	587,504	0.1
19,726		Tiptree Financial, Inc.	125,260	0.0
7,790		Tompkins Financial Corp.	590,170	0.1
30,028		TowneBank/Portsmouth VA	858,801	0.1
11,633		Trico Bancshares	432,980	0.1
10,743	(1)	Tristate Capital Holdings, Inc.	249,775	0.0
6,529	(1)	Triumph Bancorp, Inc.	268,995	0.0
9,603	(1),(2)	Trupanion, Inc.	287,034	0.0
52,929		Trustco Bank Corp.	447,250	0.1
28,148		Trustmark Corp.	877,092	0.1
19,267		UMB Financial Corp.	1,394,738	0.2
93,076		Umpqua Holdings Corp.	1,992,757	0.2
24,846		Union Bankshares Corp.	912,097	0.1
42,023		United Bankshares, Inc.	1,481,311	0.2
28,800		United Community Banks, Inc./GA	911,520	0.1
35,302		United Community Financial Corp.	348,078	0.0
23,619		United Financial Bancorp, Inc.	382,628	0.0
10,388		United Fire Group, Inc.	497,170	0.1
10,805		United Insurance Holdings Corp.	206,808	0.0
14,222		Universal Insurance Holdings, Inc.	453,682	0.1
14,633		Univest Corp. of Pennsylvania	405,334	0.1
106,689		Valley National Bancorp	1,329,345	0.2
6,081	(1)	Veritex Holdings, Inc.	168,261	0.0
11,549	(2)	Virtu Financial, Inc.	381,117	0.0
2,871		Virtus Investment Partners, Inc.	355,430	0.0
33,935	(2)	Waddell & Reed Financial, Inc.	685,826	0.1
12,914		Walker & Dunlop, Inc.	767,350	0.1
37,176		Washington Federal, Inc.	1,286,290	0.1
8,560		Washington Trust Bancorp, Inc.	460,100	0.1
19,331		Waterstone Financial, Inc.	334,426	0.0
18,362		WesBanco, Inc.	776,713	0.1
11,292	(2)	Westamerica Bancorp.	655,839	0.1
22,605		Western Asset Mortgage Capital Corp.	219,042	0.0
11,712		Western New England Bancorp, Inc.	124,733	0.0
5,516		Westwood Holdings Group, Inc.	311,599	0.0
23,786		Wintrust Financial Corp.	2,046,785	0.2
50,980		WisdomTree Investments, Inc.	467,487	0.1
94,624	(1)	WMIH Corp.	134,366	0.0
2,825	(1)	World Acceptance Corp.	297,473	0.0
15,552		WSFS Financial Corp.	744,941	0.1
			164,015,785	17.7

		Health Care: 16.4%
5,767	(1)	AAC Holdings, Inc.	66,205	0.0
9,698		Abaxis, Inc.	684,873	0.1
12,451	(1),(2)	Abeona Therapeutics, Inc.	178,672	0.0
11,589	(1),(2)	Accelerate Diagnostics, Inc.	264,809	0.0
16,011	(1)	Acceleron Pharma, Inc.	626,030	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
39,894	(1),(2)	Accuray, Inc.	$199,470	0.0
14,465		Aceto Corp.	109,934	0.0
15,435	(1),(2)	Achaogen, Inc.	199,883	0.0
55,819	(1)	Achillion Pharmaceuticals, Inc.	207,088	0.0
9,852	(1)	Aclaris Therapeutics, Inc.	172,607	0.0
19,194	(1)	Acorda Therapeutics, Inc.	453,938	0.1
7,070	(1),(2)	Adamas Pharmaceuticals, Inc.	168,973	0.0
2,721	(1)	Addus HomeCare Corp.	132,377	0.0
18,935	(1)	Aduro Biotech, Inc.	176,095	0.0
17,612	(1)	Advaxis, Inc.	29,764	0.0
14,844	(1)	Aerie Pharmaceuticals, Inc.	805,287	0.1
36,185	(1)	Agenus, Inc.	170,431	0.0
15,781	(1)	Aimmune Therapeutics, Inc.	502,309	0.1
6,820	(1),(2)	Akcea Therapeutics, Inc.	174,660	0.0
20,308	(1)	Akebia Therapeutics, Inc.	193,535	0.0
28,389	(1),(2)	Alder Biopharmaceuticals, Inc.	360,540	0.1
79,189	(1)	Allscripts-Misys Healthcare Solutions, Inc.	977,984	0.1
5,537	(1)	Almost Family, Inc.	310,072	0.0
15,717	(1),(2)	AMAG Pharmaceuticals, Inc.	316,698	0.0
12,386	(1)	Amedisys, Inc.	747,371	0.1
4,080	(1)	American Renal Associates Holdings, Inc.	76,908	0.0
82,751	(1)	Amicus Therapeutics, Inc.	1,244,575	0.1
20,750	(1)	AMN Healthcare Services, Inc.	1,177,562	0.1
16,705	(1)	Amphastar Pharmaceuticals, Inc.	313,219	0.0
5,501		Analogic Corp.	527,546	0.1
7,842	(1)	AnaptysBio, Inc.	816,195	0.1
18,220	(1),(2)	Anavex Life Sciences Corp.	50,287	0.0
15,438	(1)	Angiodynamics, Inc.	266,305	0.0
3,931	(1)	ANI Pharmaceuticals, Inc.	228,863	0.0
7,126	(1)	Anika Therapeutics, Inc.	354,305	0.0
65,073	(1)	Antares Pharma, Inc.	143,161	0.0
4,396	(1)	Apellis Pharmaceuticals, Inc.	97,196	0.0
19,530	(1)	Aratana Therapeutics, Inc.	86,127	0.0
15,121	(1)	Ardelyx, Inc.	76,361	0.0
20,972	(1)	Arena Pharmaceuticals, Inc.	828,394	0.1
2,239	(1)	ARMO BioSciences, Inc.	83,761	0.0
86,956	(1)	Array Biopharma, Inc.	1,419,122	0.2
6,966	(1)	Assembly Biosciences, Inc.	342,309	0.0
13,921	(1)	Asterias Biotherapeutics, Inc.	20,185	0.0
14,043	(1),(2)	Atara Biotherapeutics, Inc.	547,677	0.1
52,340	(1),(2)	Athersys, Inc.	95,782	0.0
15,123	(1)	AtriCure, Inc.	310,324	0.0
673		Atrion Corp.	424,865	0.1
7,852	(1)	Audentes Therapeutics, Inc.	235,953	0.0
12,257	(1)	Avexis, Inc.	1,514,720	0.2
13,160	(1)	AxoGen, Inc.	480,340	0.1
13,941	(1)	Axovant Sciences Ltd.	18,542	0.0
11,319	(1),(2)	Bellicum Pharmaceuticals, Inc.	74,253	0.0
50,799	(1)	BioScrip, Inc.	124,966	0.0
42,157	(1),(2)	BioCryst Pharmaceuticals, Inc.	201,089	0.0
13,457	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	346,652	0.0
2,195	(1)	BioSpecifics Technologies Corp.	97,326	0.0
12,980	(1)	BioTelemetry, Inc.	403,029	0.1
32,496	(1)	Biotime, Inc.	87,414	0.0
21,443	(1)	Bluebird Bio, Inc.	3,661,392	0.4
18,756	(1)	Blueprint Medicines Corp.	1,719,925	0.2
14,186	(1)	Calithera Biosciences, Inc.	89,372	0.0
2,713	(1),(2)	Calyxt, Inc.	35,595	0.0
14,266	(1)	Cambrex Corp.	746,112	0.1
15,976		Cantel Medical Corp.	1,779,886	0.2
13,473	(1)	Capital Senior Living Corp.	144,835	0.0
12,316	(1),(2)	Cara Therapeutics, Inc.	152,472	0.0
15,022	(1)	Cardiovascular Systems, Inc.	329,432	0.0
26,929	(1),(2)	Castlight Health, Inc.	98,291	0.0
56,807	(1)	Catalent, Inc.	2,332,495	0.3
32,973	(1)	Catalyst Pharmaceuticals, Inc.	78,805	0.0
55,256	(1)	Celldex Therapeutics, Inc.	128,746	0.0
52,929	(1)	Cerus Corp.	290,051	0.0
6,746		Chemed Corp.	1,840,714	0.2
12,285	(1)	ChemoCentryx, Inc.	167,076	0.0
26,258	(1)	Chimerix, Inc.	136,542	0.0
7,586	(1)	Civitas Solutions, Inc.	116,824	0.0
8,899	(1),(2)	Clearside Biomedical, Inc.	95,486	0.0
19,255	(1)	Clovis Oncology, Inc.	1,016,664	0.1
18,236	(1),(2)	Codexis, Inc.	200,596	0.0
17,607	(1)	Coherus Biosciences, Inc.	194,557	0.0
10,948	(1),(2)	Collegium Pharmaceutical, Inc.	279,721	0.0
42,355	(1)	Community Health Systems, Inc.	167,726	0.0
6,425		Computer Programs & Systems, Inc.	187,610	0.0
14,517	(1)	Conatus Pharmaceuticals, Inc.	85,215	0.0
8,778	(1)	Concert Pharmaceuticals, Inc.	201,016	0.0
20,869	(1)	ConforMIS, Inc.	30,260	0.0
12,289		Conmed Corp.	778,262	0.1
21,836	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	133,200	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
40,132	(1),(2)	Corcept Therapeutics, Inc.	$660,171	0.1
52,256	(1)	Corindus Vascular Robotics, Inc.	71,591	0.0
10,846	(1),(2)	Corium International, Inc.	124,404	0.0
4,584	(1)	Corvel Corp.	231,721	0.0
5,390	(1)	Corvus Pharmaceuticals, Inc.	62,147	0.0
16,339	(1)	Cotiviti Holdings, Inc.	562,715	0.1
18,329	(1)	Cross Country Healthcare, Inc.	203,635	0.0
16,012	(1)	CryoLife, Inc.	321,041	0.0
59,413	(1)	Curis, Inc.	38,815	0.0
5,293	(1)	Cutera, Inc.	265,973	0.0
19,190	(1)	Cytokinetics, Inc.	138,168	0.0
13,088	(1),(2)	CytomX Therapeutics, Inc.	372,354	0.1
4,092	(1)	Deciphera Pharmaceuticals, Inc.	82,004	0.0
6,025	(1),(2)	Denali Therapeutics, Inc.	118,632	0.0
27,068	(1)	Depomed, Inc.	178,378	0.0
17,382	(1)	Dermira, Inc.	138,882	0.0
21,641	(1)	Diplomat Pharmacy, Inc.	436,066	0.1
2,965	(1),(2)	Dova Pharmaceuticals, Inc.	80,411	0.0
70,381	(1)	Durect Corp.	150,615	0.0
27,887	(1),(2)	Dynavax Technologies Corp.	553,557	0.1
3,657	(1),(2)	Eagle Pharmaceuticals, Inc./DE	192,687	0.0
10,284	(1)	Edge Therapeutics, Inc.	12,135	0.0
15,739	(1),(2)	Editas Medicine, Inc.	521,748	0.1
14,832	(1)	Emergent Biosolutions, Inc.	780,905	0.1
7,119	(1)	Enanta Pharmaceuticals, Inc.	575,998	0.1
41,283		Encompass Health Corp.	2,360,149	0.3
38,910	(1)	Endologix, Inc.	164,589	0.0
22,302		Ensign Group, Inc.	586,543	0.1
23,643	(1)	Enzo Biochem, Inc.	129,564	0.0
21,009	(1)	Epizyme, Inc.	372,910	0.1
7,673	(1)	Esperion Therapeutics, Inc.	554,988	0.1
24,486	(1),(2)	Evolent Health, Inc.	348,925	0.0
51,607	(1)	Exact Sciences Corp.	2,081,310	0.2
20,350	(1)	Fate Therapeutics, Inc.	198,616	0.0
30,222	(1)	FibroGen, Inc.	1,396,256	0.2
12,594	(1)	FivePrime Therapeutics, Inc.	216,365	0.0
14,198	(1),(2)	Flexion Therapeutics, Inc.	318,177	0.0
15,901	(1)	Fluidigm Corp.	92,862	0.0
18,655	(1)	Fortress Biotech, Inc.	84,880	0.0
6,418	(1),(2)	Foundation Medicine, Inc.	505,417	0.1
5,630	(1)	G1 Therapeutics, Inc.	208,592	0.0
18,242	(1)	Genesis Healthcare, Inc.	27,545	0.0
19,725	(1)	GenMark Diagnostics, Inc.	107,304	0.0
29,165	(1)	Genocea Biosciences, Inc.	30,623	0.0
8,622	(1)	Genomic Health, Inc.	269,782	0.0
72,364	(1),(2)	Geron Corp.	307,547	0.0
12,620	(1),(2)	Glaukos Corp.	389,075	0.1
16,677	(1)	Global Blood Therapeutics, Inc.	805,499	0.1
30,938	(1)	Globus Medical, Inc.	1,541,331	0.2
23,510	(1)	Haemonetics Corp.	1,719,992	0.2
53,034	(1),(2)	Halozyme Therapeutics, Inc.	1,038,936	0.1
20,077	(1)	Halyard Health, Inc.	925,148	0.1
22,167	(1)	HealthEquity, Inc.	1,341,990	0.2
12,500		HealthStream, Inc.	310,375	0.0
22,011	(1)	Heron Therapeutics, Inc.	607,504	0.1
3,002	(1)	Heska Corp.	237,368	0.0
35,819	(1)	HMS Holdings Corp.	603,192	0.1
72,479	(1)	Horizon Pharma PLC	1,029,202	0.1
6,728	(1)	ICU Medical, Inc.	1,698,147	0.2
62,083	(1)	Idera Pharmaceuticals, Inc.	114,233	0.0
13,415	(1)	Immune Design Corp.	44,270	0.0
43,844	(1),(2)	Immunogen, Inc.	461,239	0.1
45,305	(1),(2)	Immunomedics, Inc.	661,906	0.1
32,258	(1)	Impax Laboratories, Inc.	627,418	0.1
33,710	(1)	Innoviva, Inc.	561,946	0.1
7,610	(1)	Inogen, Inc.	934,812	0.1
28,393	(1),(2)	Inovalon Holdings, Inc.	300,966	0.0
35,933	(1),(2)	Inovio Pharmaceuticals, Inc.	169,244	0.0
34,103	(1)	Insmed, Inc.	768,000	0.1
25,592	(1)	Insulet Corp.	2,218,315	0.3
11,751	(1),(2)	Insys Therapeutics, Inc.	70,976	0.0
13,853	(1)	Integer Holdings Corp.	783,387	0.1
27,730	(1),(2)	Integra LifeSciences Holdings Corp.	1,534,578	0.2
7,093	(1),(2)	Intellia Therapeutics, Inc.	149,591	0.0
12,243	(1)	Intersect ENT, Inc.	481,150	0.1
18,066	(1)	Intra-Cellular Therapies, Inc.	380,289	0.1
15,342		Invacare Corp.	266,951	0.0
16,936	(1),(2)	Invitae Corp.	79,430	0.0
31,290	(1)	Iovance Biotherapeutics, Inc.	528,801	0.1
6,452	(1)	iRhythm Technologies, Inc.	406,153	0.1
59,506	(1),(2)	Ironwood Pharmaceuticals, Inc.	918,178	0.1
5,996	(1),(2)	Jounce Therapeutics, Inc.	134,011	0.0
17,995	(1)	K2M Group Holdings, Inc.	341,005	0.0
5,623	(1)	Kala Pharmaceuticals, Inc.	89,012	0.0
15,008	(1)	Karyopharm Therapeutics, Inc.	201,407	0.0
38,137	(1),(2)	Keryx Biopharmaceuticals, Inc.	155,980	0.0
11,383	(1)	Kindred Biosciences, Inc.	98,463	0.0
39,207		Kindred Healthcare, Inc.	358,744	0.0
8,675	(1)	Kura Oncology, Inc.	162,656	0.0
8,172	(1),(2)	La Jolla Pharmaceutical Co.	243,362	0.0
13,037	(1)	Lannett Co., Inc.	209,244	0.0
13,757	(1)	Lantheus Holdings, Inc.	218,736	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
6,503		LeMaitre Vascular, Inc.	$235,604	0.0
19,748	(1),(2)	Lexicon Pharmaceuticals, Inc.	169,240	0.0
7,124	(1)	LHC Group, Inc.	438,553	0.1
9,173	(1)	Ligand Pharmaceuticals, Inc.	1,515,013	0.2
21,343	(1)	LivaNova PLC	1,888,856	0.2
10,141	(1)	Loxo Oncology, Inc.	1,169,967	0.1
18,732		Luminex Corp.	394,683	0.1
14,509	(1)	MacroGenics, Inc.	365,046	0.1
1,920	(1)	Madrigal Pharmaceuticals, Inc.	224,237	0.0
10,705	(1)	Magellan Health, Inc.	1,146,506	0.1
19,498	(1)	Masimo Corp.	1,714,849	0.2
33,096	(1)	Matinas BioPharma Holdings, Inc.	25,312	0.0
30,483	(1),(2)	Medicines Co.	1,004,110	0.1
17,494	(1),(2)	MediciNova, Inc.	178,789	0.0
24,433	(1)	Medidata Solutions, Inc.	1,534,637	0.2
3,439	(1)	Medpace Holdings, Inc.	120,055	0.0
4,601	(1)	Melinta Therapeutics, Inc.	34,047	0.0
20,035		Meridian Bioscience, Inc.	284,497	0.0
21,390	(1)	Merit Medical Systems, Inc.	970,037	0.1
5,878		Merrimack Pharmaceuticals, Inc.	47,318	0.0
5,489	(1),(2)	Mersana Therapeutics, Inc.	86,562	0.0
46,288	(1),(2)	MiMedx Group, Inc.	322,627	0.0
10,699	(1)	Minerva Neurosciences, Inc.	66,869	0.0
19,592	(1)	Molina Healthcare, Inc.	1,590,479	0.2
32,933	(1)	Momenta Pharmaceuticals, Inc.	597,734	0.1
8,909	(1)	MyoKardia, Inc.	434,759	0.1
28,338	(1)	Myriad Genetics, Inc.	837,388	0.1
8,477	(1)	NanoString Technologies, Inc.	63,662	0.0
13,481	(1),(2)	NantKwest, Inc.	52,441	0.0
14,663	(1)	Natera, Inc.	135,926	0.0
5,736		National Healthcare Corp.	342,038	0.0
3,297		National Research Corp.	96,437	0.0
13,439	(1)	Natus Medical, Inc.	452,222	0.1
65,744	(1)	Nektar Therapeutics	6,985,957	0.8
22,314	(1)	Neogen Corp.	1,494,815	0.2
29,333	(1),(2)	NeoGenomics, Inc.	239,357	0.0
10,790	(1)	Neos Therapeutics, Inc.	89,557	0.0
12,297	(1)	Nevro Corp.	1,065,781	0.1
12,626	(1),(2)	NewLink Genetics Corp.	91,539	0.0
137,284	(1)	Novavax, Inc.	288,296	0.0
8,981	(1)	Novelion Therapeutics, Inc.	31,434	0.0
26,116	(1)	Novocure Ltd.	569,329	0.1
21,930	(1)	NuVasive, Inc.	1,144,965	0.1
28,935	(1)	NxStage Medical, Inc.	719,324	0.1
10,979	(1),(2)	Ocular Therapeutix, Inc.	71,473	0.0
3,862	(1)	Odonate Therapeutics, Inc.	81,797	0.0
20,538	(1),(2)	Omeros Corp.	229,409	0.0
16,197	(1)	Omnicell, Inc.	702,950	0.1
25,397	(1)	OraSure Technologies, Inc.	428,955	0.1
52,032	(1),(2)	Organovo Holdings, Inc.	53,593	0.0
7,906	(1)	Orthofix International NV	464,715	0.1
12,606	(1)	Otonomy, Inc.	52,945	0.0
26,363		Owens & Minor, Inc.	409,945	0.1
12,003	(1),(2)	Oxford Immunotec Global PLC	149,437	0.0
46,997	(1),(2)	Pacific Biosciences of California, Inc.	96,344	0.0
17,555	(1)	Pacira Pharmaceuticals, Inc.	546,838	0.1
10,573	(1)	Paratek Pharmaceuticals, Inc.	137,449	0.0
71,469	(1)	PDL BioPharma, Inc.	210,119	0.0
12,907	(1)	Penumbra, Inc.	1,492,695	0.2
3,661	(1),(2)	PetIQ, Inc.	97,383	0.0
8,771		Phibro Animal Health Corp.	348,209	0.0
19,682	(1)	Pieris Pharmaceuticals, Inc.	134,231	0.0
24,855	(1)	Portola Pharmaceuticals, Inc.	811,764	0.1
21,899	(1)	PRA Health Sciences, Inc.	1,816,741	0.2
23,047	(1)	Prestige Brands Holdings, Inc.	777,145	0.1
33,494	(1),(2)	Progenics Pharmaceuticals, Inc.	249,865	0.0
5,279	(1)	Protagonist Therapeutics, Inc.	45,347	0.0
16,850	(1),(2)	Prothena Corp. PLC	618,564	0.1
5,341	(1)	Providence Service Corp.	369,277	0.1
18,215	(1)	PTC Therapeutics, Inc.	492,898	0.1
4,221	(1),(2)	Pulse Biosciences, Inc.	57,110	0.0
12,786	(1)	Puma Biotechnology, Inc.	870,087	0.1
23,644	(1)	Quality Systems, Inc.	322,741	0.0
12,816	(1)	Quidel Corp.	663,997	0.1
12,325	(1),(2)	Quotient Ltd.	58,051	0.0
45,354	(1)	R1 RCM, Inc.	323,828	0.0
5,580	(1)	Ra Pharmaceuticals, Inc.	29,630	0.0
16,617	(1),(2)	Radius Health, Inc.	597,215	0.1
18,130	(1)	RadNet, Inc.	261,072	0.0
5,200	(1)	Reata Pharmaceuticals, Inc.	106,652	0.0
9,590	(1)	Recro Pharma, Inc.	105,586	0.0
12,608	(1),(2)	REGENXBIO, Inc.	376,349	0.1
16,003	(1)	Repligen Corp.	578,989	0.1
17,905	(1)	Retrophin, Inc.	400,356	0.1
10,392	(1)	Revance Therapeutics, Inc.	320,074	0.0
3,457	(1)	Rhythm Pharmaceuticals, Inc.	68,794	0.0
64,417	(1)	Rigel Pharmaceuticals, Inc.	228,036	0.0
24,284	(1),(2)	Rockwell Medical, Inc.	126,520	0.0
32,360	(1)	RTI Surgical, Inc.	148,856	0.0
18,228	(1)	Sage Therapeutics, Inc.	2,935,984	0.3
37,034	(1)	Sangamo Biosciences, Inc.	703,646	0.1
26,799	(1)	Sarepta Therapeutics, Inc.	1,985,538	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
47,866	(1)	Select Medical Holdings Corp.	$825,689	0.1
6,283	(1),(2)	Selecta Biosciences, Inc.	64,024	0.0
10,115	(1),(2)	Seres Therapeutics, Inc.	74,244	0.0
6,080	(1),(2)	Sienna Biopharmaceuticals, Inc.	114,182	0.0
6,188	(1)	Sientra, Inc.	59,776	0.0
12,203	(1),(2)	Spark Therapeutics, Inc.	812,598	0.1
37,962	(1)	Spectrum Pharmaceuticals, Inc.	610,809	0.1
20,732	(1),(2)	Staar Surgical Co.	306,834	0.0
11,069	(1),(2)	Stemline Therapeutics, Inc.	169,356	0.0
13,012	(1),(2)	Strongbridge Biopharma PLC	115,156	0.0
21,575	(1)	Supernus Pharmaceuticals, Inc.	988,135	0.1
8,519	(1),(2)	Surgery Partners, Inc.	146,101	0.0
6,915	(1)	SurModics, Inc.	263,116	0.0
6,719	(1)	Syndax Pharmaceuticals, Inc.	95,611	0.0
24,003	(1)	Syneos Health, Inc.	852,107	0.1
104,372	(1),(2)	Synergy Pharmaceuticals, Inc.	191,001	0.0
5,612	(1)	Syros Pharmaceuticals, Inc.	72,844	0.0
4,665	(1)	Tabula Rasa HealthCare, Inc.	181,002	0.0
4,850	(1),(2)	Tactile Systems Technology, Inc.	154,230	0.0
23,903	(1),(2)	Teladoc, Inc.	963,291	0.1
23,342	(1),(2)	Teligent, Inc.	78,429	0.0
35,830	(1)	Tenet Healthcare Corp.	868,878	0.1
20,583	(1)	Tetraphase Pharmaceuticals, Inc.	63,190	0.0
22,521	(1),(2)	TG Therapeutics, Inc.	319,798	0.0
72,203	(1),(2)	TherapeuticsMD, Inc.	351,629	0.0
18,950	(1),(2)	Theravance Biopharma, Inc.	459,538	0.1
16,288	(1)	Tivity Health, Inc.	645,819	0.1
8,527	(1)	Tocagen, Inc.	101,045	0.0
28,282	(1)	Trevena, Inc.	46,382	0.0
10,894	(1)	Triple-S Management Corp.	284,769	0.0
18,385	(1)	Ultragenyx Pharmaceutical, Inc.	937,451	0.1
5,220		US Physical Therapy, Inc.	424,386	0.1
20,118	(1),(2)	Vanda Pharmaceuticals, Inc.	338,988	0.0
16,743	(1)	Varex Imaging Corp.	599,065	0.1
18,461	(1)	VBI Vaccines, Inc.	64,614	0.0
11,713	(1)	Veracyte, Inc.	65,124	0.0
14,960	(1)	Versartis, Inc.	24,684	0.0
13,642	(1),(2)	ViewRay, Inc.	87,718	0.0
13,319	(1)	Vocera Communications, Inc.	311,931	0.0
7,191	(1)	Voyager Therapeutics, Inc.	135,119	0.0
4,989	(1)	WaVe Life Sciences Ltd.	200,059	0.0
46,417	(1),(2)	Wright Medical Group NV	920,913	0.1
10,349	(1),(2)	XBiotech, Inc.	55,367	0.0
16,793	(1)	Xencor, Inc.	503,454	0.1
60,782	(1),(2)	ZIOPHARM Oncology, Inc.	238,265	0.0
15,000	(1),(2)	Zogenix, Inc.	600,750	0.1
4,981	(1),(2)	Zynerba Pharmaceuticals, Inc.	43,285	0.0
			151,974,514	16.4

		Industrials: 15.2%
18,533		AAON, Inc.	722,787	0.1
14,305		AAR Corp.	630,994	0.1
23,940		ABM Industries, Inc.	801,511	0.1
25,362	(1)	Acacia Research Corp.	88,767	0.0
46,032		ACCO Brands Corp.	577,702	0.1
25,464		Actuant Corp.	592,038	0.1
12,403	(1)	Advanced Disposal Services, Inc.	276,339	0.0
15,631		Advanced Drainage Systems, Inc.	404,843	0.0
15,811	(1)	Aegion Corp.	362,230	0.0
29,916	(1)	Aerojet Rocketdyne Holdings, Inc.	836,751	0.1
9,237	(1)	Aerovironment, Inc.	420,376	0.1
24,197	(1)	Air Transport Services Group, Inc.	564,274	0.1
21,794		Aircastle Ltd.	432,829	0.1
4,467		Alamo Group, Inc.	490,923	0.1
13,040		Albany International Corp.	817,608	0.1
5,509		Allegiant Travel Co.	950,578	0.1
3,289		Allied Motion Technologies, Inc.	130,738	0.0
13,103	(2)	Altra Industrial Motion Corp.	602,083	0.1
8,139	(1)	Ameresco, Inc.	105,807	0.0
3,439		American Railcar Industries, Inc.	128,653	0.0
6,272	(1)	American Woodmark Corp.	617,478	0.1
12,291		Apogee Enterprises, Inc.	532,815	0.1
16,699		Applied Industrial Technologies, Inc.	1,217,357	0.1
8,212	(1),(2)	Aqua Metals, Inc.	21,269	0.0
11,704		ArcBest Corp.	375,113	0.0
6,822		Argan, Inc.	293,005	0.0
11,959	(1)	Armstrong Flooring, Inc.	162,284	0.0
9,298		Astec Industries, Inc.	513,064	0.1
9,661	(1)	Astronics Corp.	360,355	0.0
14,129	(1)	Atkore International Group, Inc.	280,461	0.0
10,170	(1)	Atlas Air Worldwide Holdings, Inc.	614,776	0.1
31,434	(1),(2)	Avis Budget Group, Inc.	1,472,369	0.2
23,292	(1),(2)	Axon Enterprise, Inc.	915,609	0.1
11,681		AZZ, Inc.	510,460	0.1
46,283	(1),(2)	Babcock & Wilcox Enterprises, Inc.	202,257	0.0
21,640		Barnes Group, Inc.	1,296,020	0.1
3,664		Barrett Business Services, Inc.	303,672	0.0
29,657	(1)	Beacon Roofing Supply, Inc.	1,573,897	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,950	(1)	Blue Bird Corp.	$93,615	0.0
29,960	(1)	BMC Stock Holdings, Inc.	585,718	0.1
20,213		Brady Corp.	750,913	0.1
18,200		Briggs & Stratton Corp.	389,662	0.0
20,022		Brink's Co.	1,428,570	0.2
42,288	(1)	Builders FirstSource, Inc.	838,994	0.1
10,066		Caesarstone Ltd.	197,797	0.0
7,343	(1)	CAI International, Inc.	156,112	0.0
16,725	(1)	Casella Waste Systems, Inc.	391,030	0.0
25,279	(1)	CBIZ, Inc.	461,342	0.1
15,660		Ceco Environmental Corp.	69,687	0.0
13,811	(1)	Chart Industries, Inc.	815,263	0.1
43,750		Chicago Bridge & Iron Co. NV	630,000	0.1
10,810	(1)	Cimpress NV	1,672,307	0.2
7,672		CIRCOR International, Inc.	327,288	0.0
10,652		Columbus McKinnon Corp.	381,768	0.0
16,902		Comfort Systems USA, Inc.	697,207	0.1
11,545	(1)	Commercial Vehicle Group, Inc.	89,474	0.0
16,622	(1)	Continental Building Products, Inc.	474,558	0.1
14,430		Costamare, Inc.	90,043	0.0
51,656	(2)	Covanta Holding Corp.	749,012	0.1
6,321	(1)	Covenant Transportation Group, Inc.	188,555	0.0
2,852		CRA International, Inc.	149,131	0.0
7,815	(1)	CSW Industrials, Inc.	352,066	0.0
11,044		Cubic Corp.	702,398	0.1
19,058		Curtiss-Wright Corp.	2,574,164	0.3
10,538	(1)	Daseke, Inc.	103,167	0.0
20,078		Deluxe Corp.	1,485,973	0.2
4,828		DMC Global, Inc.	129,149	0.0
10,529		Douglas Dynamics, Inc.	456,432	0.1
3,872	(1)	Ducommun, Inc.	117,631	0.0
7,056	(1)	DXP Enterprises, Inc.	274,831	0.0
13,156	(1),(2)	Dycom Industries, Inc.	1,415,980	0.2
20,448	(1),(2)	Eagle Bulk Shipping, Inc.	101,218	0.0
3,071		Eastern Co/The	87,523	0.0
12,435	(1)	Echo Global Logistics, Inc.	343,206	0.0
25,374		EMCOR Group, Inc.	1,977,396	0.2
9,113		Encore Wire Corp.	516,707	0.1
8,422	(1),(2)	Energous Corp.	135,005	0.0
17,670	(1),(2)	Energy Recovery, Inc.	145,247	0.0
18,123		EnerSys	1,257,193	0.1
9,116	(1)	Engility Holdings, Inc.	222,430	0.0
14,580		Ennis, Inc.	287,226	0.0
9,453		EnPro Industries, Inc.	731,473	0.1
2,088	(2)	EnviroStar, Inc.	81,954	0.0
11,705		ESCO Technologies, Inc.	685,328	0.1
19,248		Essendant, Inc.	150,134	0.0
11,132	(1)	Esterline Technologies Corp.	814,306	0.1
14,081	(1)	Evoqua Water Technologies Corp.	299,784	0.0
11,552		Exponent, Inc.	908,565	0.1
27,059		Federal Signal Corp.	595,839	0.1
6,322		Forrester Research, Inc.	262,047	0.0
13,271		Forward Air Corp.	701,505	0.1
6,801	(1)	Foundation Building Materials, Inc.	101,403	0.0
3,431	(1)	Franklin Covey Co.	92,294	0.0
20,514		Franklin Electric Co., Inc.	835,945	0.1
5,479		Freightcar America, Inc.	73,419	0.0
16,617	(1)	FTI Consulting, Inc.	804,429	0.1
16,535		GATX Corp.	1,132,482	0.1
26,187	(1)	Generac Holdings, Inc.	1,202,245	0.1
22,439		General Cable Corp.	664,194	0.1
13,948	(1)	Gibraltar Industries, Inc.	472,140	0.1
9,409		Global Brass & Copper Holdings, Inc.	314,731	0.0
10,375	(1)	GMS, Inc.	317,060	0.0
9,053		Gorman-Rupp Co.	264,800	0.0
3,826	(1)	GP Strategies Corp.	86,659	0.0
5,766		Graham Corp.	123,508	0.0
17,366		Granite Construction, Inc.	970,065	0.1
33,307	(1)	Great Lakes Dredge & Dock Corp.	153,212	0.0
12,068	(2)	Greenbrier Cos., Inc.	606,417	0.1
13,807		Griffon Corp.	251,978	0.0
14,469		H&E Equipment Services, Inc.	556,912	0.1
35,575	(1)	Harsco Corp.	734,624	0.1
22,141		Hawaiian Holdings, Inc.	856,857	0.1
20,115	(1),(2)	HC2 Holdings, Inc.	105,805	0.0
30,861		Healthcare Services Group, Inc.	1,341,836	0.1
21,328		Heartland Express, Inc.	383,691	0.0
9,032		Heidrick & Struggles International, Inc.	282,250	0.0
10,737	(1)	Herc Holdings, Inc.	697,368	0.1
4,725	(1)	Heritage-Crystal Clean, Inc.	111,274	0.0
26,141		Herman Miller, Inc.	835,205	0.1
23,987	(1),(2)	Hertz Global Holdings, Inc.	476,142	0.1
18,616	(1)	Hill International, Inc.	106,111	0.0
27,507		Hillenbrand, Inc.	1,262,571	0.1
19,149		HNI Corp.	691,087	0.1
14,221	(1)	HUB Group, Inc.	595,149	0.1
15,529	(1)	Hudson Technologies, Inc.	76,713	0.0
10,176	(1)	Huron Consulting Group, Inc.	387,706	0.0
13,337	(1),(2)	Huttig Building Products, Inc.	69,753	0.0
4,488		Hyster-Yale Materials Handling, Inc.	313,846	0.0
3,750	(1)	Hyster-Yale Materials Handling, Inc. - B shares	262,238	0.0
8,419		ICF International, Inc.	492,091	0.1
26,905	(1)	Innerworkings, Inc.	243,490	0.0
16,031		Insperity, Inc.	1,114,956	0.1
8,775		Insteel Industries, Inc.	242,453	0.0
26,443		Interface, Inc.	666,364	0.1
29,352	(1)	JELD-WEN Holding, Inc.	898,758	0.1
13,834		John Bean Technologies Corp.	1,568,776	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
5,368		Kadant, Inc.	$507,276	0.1
12,912		Kaman Corp.	802,093	0.1
60,711		KBR, Inc.	982,911	0.1
13,274		Kelly Services, Inc.	385,477	0.0
35,097		Kennametal, Inc.	1,409,496	0.2
19,478	(1),(2)	Keyw Holding Corp.	153,097	0.0
11,994		Kforce, Inc.	324,438	0.0
18,131		Kimball International, Inc.	308,952	0.0
22,057	(1)	KLX, Inc.	1,567,370	0.2
54,417		Knight-Swift Transportation Holdings, Inc.	2,503,726	0.3
22,086		Knoll, Inc.	445,916	0.1
23,190		Korn/Ferry International	1,196,372	0.1
33,628	(1),(2)	Kratos Defense & Security Solutions, Inc.	346,032	0.0
7,777	(1)	Layne Christensen Co.	116,033	0.0
4,740	(1)	LB Foster Co.	111,627	0.0
4,782		Lindsay Corp.	437,266	0.1
14,812		LSC Communications, Inc.	258,469	0.0
12,104		LSI Industries, Inc.	98,163	0.0
7,353	(1)	Lydall, Inc.	354,782	0.0
14,341	(1)	Manitowoc Co., Inc./The	408,145	0.0
19,233		Marten Transport Ltd.	438,512	0.1
12,304	(1)	Masonite International Corp.	754,850	0.1
28,949	(1)	Mastec, Inc.	1,362,050	0.2
19,069		Matson, Inc.	546,136	0.1
13,935		Matthews International Corp.	705,111	0.1
11,073		McGrath Rentcorp	594,509	0.1
20,580	(1)	Mercury Systems, Inc.	994,426	0.1
36,765	(1)	Meritor, Inc.	755,888	0.1
23,781	(1)	Milacron Holdings Corp.	478,949	0.1
6,810		Miller Industries, Inc.	170,250	0.0
8,453	(1)	Mistras Group, Inc.	160,100	0.0
19,695		Mobile Mini, Inc.	856,733	0.1
13,903	(1)	Moog, Inc.	1,145,746	0.1
39,017	(1)	MRC Global, Inc.	641,439	0.1
14,650		MSA Safety, Inc.	1,219,466	0.1
24,855		Mueller Industries, Inc.	650,207	0.1
67,581		Mueller Water Products, Inc.	734,605	0.1
6,145		Multi-Color Corp.	405,877	0.0
8,296	(1)	MYR Group, Inc.	255,683	0.0
2,383		National Presto Industries, Inc.	223,406	0.0
21,783	(1)	Navigant Consulting, Inc.	419,105	0.1
46,225	(1)	Navios Maritime Holdings, Inc.	41,505	0.0
22,506	(1)	Navistar International Corp.	787,035	0.1
16,067	(1)	NCI Building Systems, Inc.	284,386	0.0
12,814	(1)	Nexeo Solutions, Inc.	137,110	0.0
12,222		NN, Inc.	293,328	0.0
5,616	(1)	Northwest Pipe Co.	97,157	0.0
46,491	(1),(2)	NOW, Inc.	475,138	0.1
3,314	(1),(2)	NV5 Global, Inc.	184,756	0.0
1,401		Omega Flex, Inc.	91,205	0.0
22,051	(1)	On Assignment, Inc.	1,805,536	0.2
17,899	(1)	Orion Group Holdings, Inc.	117,954	0.0
5,066		Park-Ohio Holdings Corp.	196,814	0.0
10,737	(1)	Patrick Industries, Inc.	664,083	0.1
23,075	(1)	PGT Innovations, Inc.	430,349	0.1
105,772	(1),(2)	Plug Power, Inc.	199,909	0.0
7,963	(1)	Ply Gem Holdings, Inc.	172,001	0.0
5,652		Powell Industries, Inc.	151,700	0.0
1,207		Preformed Line Products Co.	78,564	0.0
18,306		Primoris Services Corp.	457,284	0.1
10,962	(1)	Proto Labs, Inc.	1,288,583	0.1
13,034		Quad/Graphics, Inc.	330,412	0.0
17,071		Quanex Building Products Corp.	297,035	0.0
23,571	(1)	Radiant Logistics, Inc.	91,220	0.0
15,871		Raven Industries, Inc.	556,279	0.1
10,182	(1)	RBC Bearings, Inc.	1,264,604	0.1
16,392		Resources Connection, Inc.	265,550	0.0
10,550		REV Group, Inc.	219,018	0.0
45,582	(1)	Rexnord Corp.	1,352,874	0.2
18,848	(1)	Roadrunner Transportation Systems, Inc.	47,874	0.0
23,671		RPX Corp.	253,043	0.0
29,914		RR Donnelley & Sons Co.	261,149	0.0
15,364	(1)	Rush Enterprises, Inc. - Class A	652,816	0.1
26,948	(1)	Safe Bulkers, Inc.	85,425	0.0
11,388	(1)	Saia, Inc.	855,808	0.1
15,212		Schneider National, Inc.	396,425	0.0
25,660		Scorpio Bulkers, Inc.	180,903	0.0
17,824		Simpson Manufacturing Co., Inc.	1,026,484	0.1
15,069	(1)	SiteOne Landscape Supply, Inc.	1,160,916	0.1
22,498		Skywest, Inc.	1,223,891	0.1
8,766	(1)	SP Plus Corp.	312,070	0.0
15,950		Spartan Motors, Inc.	274,340	0.0
19,031	(1)	SPX Corp.	618,127	0.1
18,228	(1)	SPX FLOW, Inc.	896,635	0.1
5,921		Standex International Corp.	564,567	0.1
36,516		Steelcase, Inc.	496,618	0.1
11,002	(1)	Sterling Construction Co., Inc.	126,083	0.0
10,760		Sun Hydraulics Corp.	576,306	0.1
37,399	(1),(2)	Sunrun, Inc.	333,973	0.0
13,880	(1),(2)	Team, Inc.	190,850	0.0
8,020		Tennant Co.	542,954	0.1
24,307		Tetra Tech, Inc.	1,189,828	0.1
11,754	(1)	Textainer Group Holdings Ltd.	199,230	0.0
16,777	(1)	Thermon Group Holdings, Inc.	375,973	0.0
21,992		Titan International, Inc.	277,319	0.0
8,769	(1)	Titan Machinery, Inc.	206,598	0.0
5,060	(1)	TPI Composites, Inc.	113,597	0.0
12,951	(1)	Trex Co., Inc.	1,408,680	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
20,657	(1)	Trimas Corp.	$542,246	0.1
18,441	(1)	TriNet Group, Inc.	854,187	0.1
19,909		Triton International Ltd./Bermuda	609,215	0.1
20,949		Triumph Group, Inc.	527,915	0.1
18,191	(1)	TrueBlue, Inc.	471,147	0.1
16,738	(1)	Tutor Perini Corp.	369,073	0.0
3,559	(1)	Twin Disc, Inc.	77,373	0.0
6,684		Unifirst Corp.	1,080,469	0.1
26,040		Universal Forest Products, Inc.	844,998	0.1
10,075		US Ecology, Inc.	536,998	0.1
5,652	(1)	Vectrus, Inc.	210,480	0.0
4,821	(1)	Veritiv Corp.	188,983	0.0
9,755		Viad Corp.	511,650	0.1
5,497	(1)	Vicor Corp.	156,939	0.0
15,429	(1),(2)	Vivint Solar, Inc.	56,316	0.0
4,811		VSE Corp.	248,825	0.0
26,152		Wabash National Corp.	544,223	0.1
17,121	(1)	WageWorks, Inc.	773,869	0.1
12,184		Watts Water Technologies, Inc.	946,697	0.1
19,966		Werner Enterprises, Inc.	728,759	0.1
26,009	(1)	Wesco Aircraft Holdings, Inc.	266,592	0.0
3,088	(1)	Willdan Group, Inc.	87,545	0.0
23,211		Woodward, Inc.	1,663,300	0.2
16,237	(1)	YRC Worldwide, Inc.	143,373	0.0
			140,436,754	15.2

		Information Technology: 17.3%
20,095	(1)	2U, Inc.	1,688,583	0.2
48,083	(1),(2)	3D Systems Corp.	557,282	0.1
39,968	(1)	8x8, Inc.	745,403	0.1
22,826	(1),(2)	A10 Networks, Inc.	132,847	0.0
8,364	(1),(2)	Acacia Communications, Inc.	321,679	0.0
50,729	(1)	ACI Worldwide, Inc.	1,203,292	0.1
34,456	(1)	Acxiom Corp.	782,496	0.1
21,956		Adtran, Inc.	341,416	0.0
17,189	(1)	Advanced Energy Industries, Inc.	1,098,377	0.1
18,730	(1)	Aerohive Networks, Inc.	75,669	0.0
12,691	(1)	Agilysys, Inc.	151,277	0.0
9,254	(1)	Alarm.com Holdings, Inc.	349,246	0.0
10,598	(1)	Alpha & Omega Co.	163,739	0.0
9,436	(1)	Alteryx, Inc.	322,145	0.0
14,116	(1)	Ambarella, Inc.	691,543	0.1
9,970	(1)	Amber Road, Inc.	88,733	0.0
18,598		American Software, Inc.	241,774	0.0
44,230	(1)	Amkor Technology, Inc.	448,050	0.1
12,823	(1)	Anixter International, Inc.	971,342	0.1
3,552	(1)	Appfolio, Inc.	145,099	0.0
8,299	(1),(2)	Applied Optoelectronics, Inc.	207,973	0.0
8,347	(1)	Apptio, Inc.	236,554	0.0
31,816	(1)	Aspen Technology, Inc.	2,509,964	0.3
17,782	(1)	Avid Technology, Inc.	80,730	0.0
18,717		AVX Corp.	309,766	0.0
12,949	(1)	Axcelis Technologies, Inc.	318,545	0.0
15,801	(1)	AXT, Inc.	114,557	0.0
12,775		Badger Meter, Inc.	602,341	0.1
3,625		Bel Fuse, Inc.	68,513	0.0
17,968		Belden, Inc.	1,238,714	0.1
21,744		Benchmark Electronics, Inc.	649,058	0.1
6,744	(1),(2)	Benefitfocus, Inc.	164,554	0.0
20,792		Blackbaud, Inc.	2,116,834	0.2
24,217	(1)	Blackhawk Network Holdings, Inc.	1,082,500	0.1
10,531	(1)	Blackline, Inc.	412,921	0.1
20,133	(1)	Blucora, Inc.	495,272	0.1
18,039	(1)	Bottomline Technologies de, Inc.	699,011	0.1
35,108	(1)	Box, Inc.	721,469	0.1
20,154	(1)	Brightcove, Inc.	140,070	0.0
30,134		Brooks Automation, Inc.	816,029	0.1
10,851		Cabot Microelectronics Corp.	1,162,251	0.1
10,701	(1)	CACI International, Inc.	1,619,596	0.2
16,072	(1)	CalAmp Corp.	367,727	0.0
25,432	(1)	Calix, Inc.	174,209	0.0
29,376	(1)	Callidus Software, Inc.	1,056,067	0.1
10,833	(1)	Carbonite, Inc.	311,990	0.0
20,030	(1)	Cardtronics plc	446,869	0.1
5,933	(1)	Care.com, Inc.	96,530	0.0
31,600	(1)	Cars.com, Inc.	895,228	0.1
2,811	(1),(2)	Casa Systems, Inc.	82,475	0.0
6,916		Cass Information Systems, Inc.	411,571	0.1
10,234	(1)	Ceva, Inc.	370,471	0.0
11,742	(1)	ChannelAdvisor Corp.	106,852	0.0
61,806	(1)	Ciena Corp.	1,600,775	0.2
27,017	(1)	Cirrus Logic, Inc.	1,097,701	0.1
7,809	(1)	Clearfield, Inc.	100,736	0.0
40,694	(1)	Cloudera, Inc.	878,177	0.1
13,772		Cohu, Inc.	314,139	0.0
18,791	(1)	CommerceHub, Inc. Series C	422,610	0.1
16,497	(1)	Commvault Systems, Inc.	943,628	0.1
9,506		Comtech Telecommunications Corp.	284,134	0.0
10,884	(1)	Control4 Corp.	233,788	0.0
39,943		Convergys Corp.	903,511	0.1
23,173	(1)	Cornerstone OnDemand, Inc.	906,296	0.1
13,718	(1)	Coupa Software, Inc.	625,815	0.1
18,399	(1)	Cray, Inc.	380,859	0.0
42,446	(1)	Cree, Inc.	1,710,998	0.2
14,429		CSG Systems International, Inc.	653,489	0.1
16,671		CTS Corp.	453,451	0.1
3,911	(1),(2)	Cyberoptics Corp.	70,398	0.0
21,438		Daktronics, Inc.	188,869	0.0
26,949	(1)	DHI Group, Inc.	43,118	0.0
33,146		Diebold Nixdorf, Inc.	510,448	0.1
16,093	(1)	Digi International, Inc.	165,758	0.0
4,637	(1),(2)	Digimarc Corp.	111,056	0.0
17,612	(1)	Diodes, Inc.	536,462	0.1
13,912	(1)	DSP Group, Inc.	164,162	0.0
9,007	(1),(2)	Eastman Kodak Co.	48,187	0.0
10,798		Ebix, Inc.	804,451	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,707	(1)	Electro Scientific Industries, Inc.	$245,626	0.0
19,794	(1)	Electronics for Imaging, Inc.	540,970	0.1
14,772	(1)	Ellie Mae, Inc.	1,358,138	0.2
10,509	(1)	Emcore Corp.	59,901	0.0
27,774	(1),(2)	Endurance International Group Holdings, Inc.	205,528	0.0
61,051		Entegris, Inc.	2,124,575	0.2
19,284	(1)	Envestnet, Inc.	1,104,973	0.1
21,822	(1)	EPAM Systems, Inc.	2,499,055	0.3
5,974	(1)	ePlus, Inc.	464,180	0.1
52,493	(1),(2)	Etsy, Inc.	1,472,954	0.2
7,263	(1)	Everbridge, Inc.	265,826	0.0
29,006	(1)	Everi Holdings, Inc.	190,569	0.0
27,624		EVERTEC, Inc.	451,652	0.1
14,844	(1)	ExlService Holdings, Inc.	827,850	0.1
50,720	(1)	Extreme Networks, Inc.	561,470	0.1
15,647	(1)	Fabrinet	491,003	0.1
12,979		Fair Isaac Corp.	2,198,253	0.2
7,438	(1)	Faro Technologies, Inc.	434,379	0.1
49,473	(1),(2)	Finisar Corp.	782,168	0.1
78,339	(1),(2)	Fitbit, Inc.	399,529	0.0
23,947	(1)	Five9, Inc.	713,381	0.1
32,147	(1)	Formfactor, Inc.	438,807	0.1
51,173	(1)	Glu Mobile, Inc.	192,922	0.0
26,027	(1),(2)	Gogo, Inc.	224,613	0.0
37,654	(1),(2)	GrubHub, Inc.	3,820,751	0.4
13,789	(1)	GTT Communications, Inc.	781,836	0.1
11,281		Hackett Group, Inc.	181,173	0.0
39,836	(1)	Harmonic, Inc.	151,377	0.0
21,411	(1)	Hortonworks, Inc.	436,142	0.1
15,145	(1)	HubSpot, Inc.	1,640,204	0.2
7,145	(1),(2)	Ichor Holdings Ltd.	172,980	0.0
26,223	(1)	II-VI, Inc.	1,072,521	0.1
14,136	(1),(2)	Immersion Corp.	168,925	0.0
14,880	(1)	Imperva, Inc.	644,304	0.1
8,355	(1),(2)	Impinj, Inc.	108,782	0.0
63,590	(1)	Infinera Corp.	690,587	0.1
18,123	(1),(2)	Inphi Corp.	545,502	0.1
15,790	(1)	Insight Enterprises, Inc.	551,545	0.1
9,325	(1)	Instructure, Inc.	393,049	0.0
58,007	(1)	Integrated Device Technology, Inc.	1,772,694	0.2
14,980		InterDigital, Inc.	1,102,528	0.1
9,079	(1)	Internap Corp.	99,869	0.0
8,779	(1)	Intevac, Inc.	60,575	0.0
13,155	(1)	Iteris, Inc.	65,249	0.0
14,895	(1)	Itron, Inc.	1,065,737	0.1
20,323		j2 Global, Inc.	1,603,891	0.2
22,792	(1)	Kemet Corp.	413,219	0.1
15,269	(1)	Kimball Electronics, Inc.	246,594	0.0
37,195	(1)	Knowles Corp.	468,285	0.1
31,094	(1),(2)	Kopin Corp.	97,013	0.0
58,238	(1)	Lattice Semiconductor Corp.	324,386	0.0
32,028	(1)	Limelight Networks, Inc.	131,635	0.0
14,690	(1)	Liquidity Services, Inc.	95,485	0.0
10,077		Littelfuse, Inc.	2,097,830	0.2
25,076	(1)	LivePerson, Inc.	409,993	0.0
26,989	(1)	Lumentum Holdings, Inc.	1,721,898	0.2
17,889	(1),(2)	MACOM Technology Solutions Holdings, Inc.	296,957	0.0
11,387		Mantech International Corp.	631,637	0.1
27,838		Maximus, Inc.	1,857,908	0.2
27,086	(1)	MaxLinear, Inc.	616,207	0.1
17,401	(1),(2)	Maxwell Technologies, Inc.	103,188	0.0
28,570	(1)	Meet Group, Inc./The	59,711	0.0
1,545		Mesa Laboratories, Inc.	229,340	0.0
15,906		Methode Electronics, Inc.	621,925	0.1
4,085	(1)	MicroStrategy, Inc.	526,924	0.1
41,525	(1),(2)	Microvision, Inc.	46,923	0.0
16,852	(1)	Mindbody, Inc.	655,543	0.1
15,912	(1),(2)	Mitek Systems, Inc.	117,749	0.0
23,395		MKS Instruments, Inc.	2,705,632	0.3
27,795	(1)	MobileIron, Inc.	137,585	0.0
13,379	(1)	Model N, Inc.	241,491	0.0
14,878	(1)	MoneyGram International, Inc.	128,248	0.0
17,093		Monolithic Power Systems, Inc.	1,978,857	0.2
19,345		Monotype Imaging Holdings, Inc.	434,295	0.1
7,939		MTS Systems Corp.	410,049	0.1
8,541	(1)	MuleSoft, Inc.	375,633	0.0
10,542	(1)	Nanometrics, Inc.	283,580	0.0
16,469	(1),(2)	NeoPhotonics Corp.	112,813	0.0
13,487	(1)	Netgear, Inc.	771,456	0.1
36,691	(1)	Netscout Systems, Inc.	966,808	0.1
13,072	(1)	New Relic, Inc.	968,897	0.1
28,694		NIC, Inc.	381,630	0.0
14,458	(1)	Novanta, Inc.	753,985	0.1
46,848	(1)	Nutanix, Inc.	2,300,705	0.3
2,777		NVE Corp.	230,797	0.0
73,749	(1)	Oclaro, Inc.	705,040	0.1
6,556	(1)	Okta, Inc.	261,257	0.0
7,137	(1),(2)	Ominto, Inc.	20,483	0.0
7,761	(1)	OSI Systems, Inc.	506,561	0.1
12,232		Park Electrochemical Corp.	205,987	0.0
21,549	(1),(2)	Paycom Software, Inc.	2,314,147	0.3
11,837	(1)	Paylocity Holding Corp.	606,410	0.1
5,077	(1)	PC Mall, Inc.	42,139	0.0
13,452	(1),(2)	PDF Solutions, Inc.	156,850	0.0
15,876		Pegasystems, Inc.	962,879	0.1
16,793	(1)	Perficient, Inc.	384,896	0.0
31,160	(1)	Photronics, Inc.	257,070	0.0
16,504	(1)	Pixelworks, Inc.	63,871	0.0
14,431		Plantronics, Inc.	871,200	0.1
14,675	(1)	Plexus Corp.	876,538	0.1
12,513		Power Integrations, Inc.	855,264	0.1
10,835	(1)	Presidio, Inc.	169,459	0.0
20,304		Progress Software Corp.	780,689	0.1
19,092	(1)	Proofpoint, Inc.	2,169,806	0.2
12,573	(1)	PROS Holdings, Inc.	415,035	0.1
41,988	(1)	Pure Storage, Inc.	837,661	0.1
14,035	(1)	Q2 Holdings, Inc.	639,294	0.1
3,505		QAD, Inc.	145,983	0.0
14,101	(1)	Qualys, Inc.	1,025,848	0.1
9,185	(1),(2)	Quantenna Communications, Inc.	125,835	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,969	(1)	Quantum Corp.	$47,207	0.0
17,839	(1)	QuinStreet, Inc.	227,804	0.0
32,654	(1)	Quotient Technology, Inc.	427,767	0.1
47,409	(1)	Rambus, Inc.	636,703	0.1
9,883	(1)	Rapid7, Inc.	252,708	0.0
25,910	(1)	RealPage, Inc.	1,334,365	0.1
5,769		Reis, Inc.	123,745	0.0
23,045	(1)	Ribbon Communications, Inc.	117,530	0.0
28,328	(1)	RingCentral, Inc.	1,798,828	0.2
7,884	(1)	Rogers Corp.	942,453	0.1
8,336	(1)	Rosetta Stone, Inc.	109,618	0.0
20,823	(1)	Rubicon Project, Inc.	37,481	0.0
14,924	(1)	Rudolph Technologies, Inc.	413,395	0.1
6,700	(1)	SailPoint Technologies Holding, Inc.	138,623	0.0
31,091	(1)	Sanmina Corp.	813,030	0.1
11,498	(1)	Scansource, Inc.	408,754	0.0
18,843		Science Applications International Corp.	1,484,828	0.2
28,393	(1)	Semtech Corp.	1,108,747	0.1
3,089	(1)	SendGrid, Inc.	86,925	0.0
36,641	(1)	ServiceSource International, Inc.	139,602	0.0
8,202	(1)	Shutterstock, Inc.	394,926	0.0
19,735	(1)	Sigma Designs, Inc.	122,357	0.0
17,931	(1)	Silicon Laboratories, Inc.	1,611,997	0.2
3,746	(1)	SMART Global Holdings, Inc.	186,701	0.0
7,672	(1)	SPS Commerce, Inc.	491,545	0.1
7,178	(1)	Stamps.com, Inc.	1,443,137	0.2
22,009	(1)	Stratasys Ltd.	444,142	0.1
25,697	(1),(2)	SunPower Corp.	205,062	0.0
17,384	(1)	Super Micro Computer, Inc.	295,528	0.0
18,828	(1)	SYKES Enterprises, Inc.	544,882	0.1
15,068	(1)	Synaptics, Inc.	689,060	0.1
19,115	(1)	Synchronoss Technologies, Inc.	201,663	0.0
12,560		SYNNEX Corp.	1,487,104	0.2
14,770	(1)	Syntel, Inc.	377,078	0.0
4,608		Systemax, Inc.	131,558	0.0
15,184	(1)	Tech Data Corp.	1,292,614	0.1
6,802	(1)	TechTarget, Inc.	135,224	0.0
13,648	(1)	TeleNav, Inc.	73,699	0.0
52,505		TiVo Corp.	711,443	0.1
10,522	(1)	Trade Desk, Inc./The	522,102	0.1
55,570		Travelport Worldwide Ltd.	908,014	0.1
28,365	(1)	TrueCar, Inc.	268,333	0.0
7,044		TTEC Holdings, Inc.	216,251	0.0
41,012	(1)	TTM Technologies, Inc.	627,074	0.1
4,174	(1),(2)	Tucows, Inc.	233,744	0.0
27,084	(1),(2)	Twilio, Inc.	1,034,067	0.1
9,823	(1),(2)	Ubiquiti Networks, Inc.	675,822	0.1
14,681	(1)	Ultra Clean Holdings, Inc.	282,609	0.0
23,281	(1),(2)	Unisys Corp.	250,271	0.0
3,907	(1)	Upland Software, Inc.	112,483	0.0
17,184	(1)	USA Technologies, Inc.	154,656	0.0
8,416	(1)	Varonis Systems, Inc.	509,168	0.1
15,253	(1)	VASCO Data Security International, Inc.	197,526	0.0
20,640	(1)	Veeco Instruments, Inc.	350,880	0.0
47,017	(1)	VeriFone Holdings, Inc.	723,122	0.1
27,539	(1)	Verint Systems, Inc.	1,173,161	0.1
23,561	(1),(2)	Viasat, Inc.	1,548,429	0.2
99,017	(1)	Viavi Solutions, Inc.	962,445	0.1
24,728	(1),(2)	VirnetX Holding Corp.	97,676	0.0
12,230	(1)	Virtusa Corp.	592,666	0.1
56,808		Vishay Intertechnology, Inc.	1,056,629	0.1
5,757	(1)	Vishay Precision Group, Inc.	179,331	0.0
17,860	(1)	Web.com Group, Inc.	323,266	0.0
10,056	(1)	Workiva, Inc.	238,327	0.0
26,937	(1)	Xcerra Corp.	313,816	0.0
15,441	(1)	XO Group, Inc.	320,401	0.0
21,730		Xperi Corp.	459,590	0.1
34,916	(1)	Yelp, Inc.	1,457,743	0.2
7,720	(1)	Yext, Inc.	97,658	0.0
43,697	(1)	Zendesk, Inc.	2,091,775	0.2
33,681	(1)	Zix Corp.	143,818	0.0
			160,104,461	17.3

		Materials: 4.3%
12,726		A Schulman, Inc.	547,218	0.1
9,298	(2)	Advanced Emissions Solutions, Inc.	106,183	0.0
13,193	(1)	AdvanSix, Inc.	458,853	0.1
12,729	(1)	AgroFresh Solutions, Inc.	93,558	0.0
137,631	(1),(2)	AK Steel Holding Corp.	623,468	0.1
54,245	(1)	Allegheny Technologies, Inc.	1,284,522	0.1
13,476		American Vanguard Corp.	272,215	0.0
14,250		Balchem Corp.	1,164,938	0.1
17,509		Boise Cascade Co.	675,847	0.1
19,992		Carpenter Technology Corp.	882,047	0.1
22,074	(1)	Century Aluminum Co.	365,104	0.0
3,496		Chase Corp.	407,109	0.0
7,470	(1)	Clearwater Paper Corp.	292,077	0.0
130,571	(1)	Cleveland-Cliffs, Inc.	907,468	0.1
80,403	(1)	Coeur Mining, Inc.	643,224	0.1
50,552		Commercial Metals Co.	1,034,294	0.1
14,660	(2)	Compass Minerals International, Inc.	883,998	0.1
37,728	(1)	Ferro Corp.	876,044	0.1
26,828	(1),(2)	Flotek Industries, Inc.	163,651	0.0
8,164	(1),(2)	Forterra, Inc.	67,925	0.0
7,790		FutureFuel Corp.	93,402	0.0
31,942	(1)	GCP Applied Technologies, Inc.	927,915	0.1
24,632		Gold Resource Corp.	111,090	0.0
2,532		Greif, Inc.	147,489	0.0
10,726		Greif, Inc. - Class A	560,434	0.1
6,021		Hawkins, Inc.	211,638	0.0
5,986		Haynes International, Inc.	222,140	0.0
21,388		HB Fuller Co.	1,063,625	0.1
170,561		Hecla Mining Co.	625,959	0.1
18,723	(1)	Ingevity Corp.	1,379,698	0.2
9,088		Innophos Holdings, Inc.	365,428	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
10,868		Innospec, Inc.	$745,545	0.1
42,350	(1)	Intrepid Potash, Inc.	154,154	0.0
7,220		Kaiser Aluminum Corp.	728,498	0.1
38,096		KapStone Paper and Packaging Corp.	1,307,074	0.1
82,110	(1)	Klondex Mines Ltd.	192,959	0.0
4,913		KMG Chemicals, Inc.	294,534	0.0
9,939	(1)	Koppers Holdings, Inc.	408,493	0.1
13,456	(1)	Kraton Corp.	641,986	0.1
9,700	(2)	Kronos Worldwide, Inc.	219,220	0.0
63,039		Louisiana-Pacific Corp.	1,813,632	0.2
11,109	(1),(2)	LSB Industries, Inc.	68,098	0.0
8,869		Materion Corp.	452,762	0.1
15,039		Minerals Technologies, Inc.	1,006,861	0.1
12,308		Myers Industries, Inc.	260,314	0.0
7,402		Neenah, Inc.	580,317	0.1
5,071		Olympic Steel, Inc.	104,006	0.0
23,833	(1)	Omnova Solutions, Inc.	250,247	0.0
20,495		PH Glatfelter Co.	420,762	0.1
35,242		PolyOne Corp.	1,498,490	0.2
5,967		Quaker Chemical Corp.	883,892	0.1
19,516		Rayonier Advanced Materials, Inc.	419,009	0.1
7,499	(1)	Ryerson Holding Corp.	61,117	0.0
12,000		Schnitzer Steel Industries, Inc.	388,200	0.0
13,814		Schweitzer-Mauduit International, Inc.	540,818	0.1
18,541		Sensient Technologies Corp.	1,308,624	0.1
8,778		Stepan Co.	730,154	0.1
48,307	(1)	Summit Materials, Inc.	1,462,736	0.2
29,000	(1)	SunCoke Energy, Inc.	312,040	0.0
18,001	(1)	TimkenSteel Corp.	273,435	0.0
7,099	(1)	Trecora Resources	96,546	0.0
12,326		Tredegar Corp.	221,252	0.0
19,398		Trinseo SA	1,436,422	0.2
39,433		Tronox Ltd. - CL A	727,145	0.1
7,324	(1)	US Concrete, Inc.	442,370	0.1
13,191		Valhi, Inc.	79,937	0.0
16,150	(1)	Verso Corp.	271,966	0.0
12,440	(2)	Warrior Met Coal, Inc.	348,444	0.0
18,654		Worthington Industries, Inc.	800,630	0.1
			39,411,250	4.3

		Real Estate: 6.3%
36,474		Acadia Realty Trust	897,260	0.1
11,781		Agree Realty Corp.	565,959	0.1
30,627		Alexander & Baldwin, Inc.	708,403	0.1
1,143		Alexander's, Inc.	435,746	0.1
5,393	(1),(2)	Altisource Portfolio Solutions SA	143,238	0.0
19,481		American Assets Trust, Inc.	650,860	0.1
11,135		Americold Realty Trust	212,456	0.0
18,337		Armada Hoffler Properties, Inc.	251,034	0.0
17,628		Ashford Hospitality Prime, Inc.	171,344	0.0
39,960		Ashford Hospitality Trust, Inc.	258,142	0.0
9,480	(2)	Bluerock Residential Growth REIT, Inc.	80,580	0.0
33,145		CareTrust REIT, Inc.	444,143	0.1
20,125		CatchMark Timber Trust, Inc.	250,959	0.0
73,823	(2)	CBL & Associates Properties, Inc.	307,842	0.0
55,599		Cedar Realty Trust, Inc.	219,060	0.0
19,471		Chatham Lodging Trust	372,870	0.0
27,511		Chesapeake Lodging Trust	765,081	0.1
15,262		City Office REIT, Inc.	176,429	0.0
9,828		Community Healthcare Trust, Inc.	252,973	0.0
3,524		Consolidated-Tomoka Land Co.	221,483	0.0
7,019		CorEnergy Infrastructure Trust, Inc.	263,493	0.0
178,783		Cousins Properties, Inc.	1,551,836	0.2
86,591		DiamondRock Hospitality Co.	904,010	0.1
17,781		Easterly Government Properties, Inc.	362,732	0.0
14,783		EastGroup Properties, Inc.	1,221,963	0.1
32,418		Education Realty Trust, Inc.	1,061,689	0.1
51,628		First Industrial Realty Trust, Inc.	1,509,086	0.2
4,877	(1)	Forestar Group, Inc.	103,149	0.0
29,664		Four Corners Property Trust, Inc.	684,942	0.1
50,561		Franklin Street Properties Corp.	425,218	0.1
25,304		Front Yard Residential Corp.	254,305	0.0
2,381	(1)	FRP Holdings, Inc.	133,336	0.0
53,810		Geo Group, Inc./The	1,101,491	0.1
16,070		Getty Realty Corp.	405,285	0.0
14,447		Gladstone Commercial Corp.	250,511	0.0
28,629		Global Net Lease, Inc.	483,258	0.1
42,771		Government Properties Income Trust	584,252	0.1
67,579		Gramercy Property Trust	1,468,492	0.2
53,078		Healthcare Realty Trust, Inc.	1,470,791	0.2
19,456		Hersha Hospitality Trust	348,262	0.0
16,578		HFF, Inc.	823,927	0.1
29,178		Independence Realty Trust, Inc.	267,854	0.0
18,977	(1)	InfraREIT, Inc.	368,723	0.0
65,809		Investors Real Estate Trust	341,549	0.0
34,648	(1)	iStar, Inc.	352,370	0.0
54,118		Kennedy-Wilson Holdings, Inc.	941,653	0.1
36,353		Kite Realty Group Trust	553,656	0.1
48,672		LaSalle Hotel Properties	1,411,975	0.2
96,740		Lexington Realty Trust	761,344	0.1
17,803		LTC Properties, Inc.	676,514	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
38,412		Mack-Cali Realty Corp.	$641,865	0.1
7,376	(1)	Marcus & Millichap, Inc.	265,979	0.0
31,169		Monmouth Real Estate Investment Corp.	468,782	0.1
17,425		National Health Investors, Inc.	1,172,528	0.1
20,425		National Storage Affiliates Trust	512,259	0.1
36,058		New Senior Investment Group, Inc.	294,954	0.0
8,174		NexPoint Residential Trust, Inc.	203,042	0.0
27,943		NorthStar Realty Europe Corp.	363,818	0.0
10,366		One Liberty Properties, Inc.	229,089	0.0
30,108	(2)	Pebblebrook Hotel Trust	1,034,210	0.1
31,551	(2)	Pennsylvania Real Estate Investment Trust	304,467	0.0
72,904		Physicians Realty Trust	1,135,115	0.1
25,857		PotlatchDeltic Corp.	1,345,857	0.2
15,407		Preferred Apartment Communities, Inc.	218,625	0.0
8,600		PS Business Parks, Inc.	972,144	0.1
21,843		QTS Realty Trust, Inc.	791,153	0.1
41,669	(1)	Quality Care Properties, Inc.	809,629	0.1
3,651	(1)	Rafael Holdings, Inc.	17,707	0.0
65,583		RAIT Financial Trust	10,592	0.0
31,768		Ramco-Gershenson Properties	392,652	0.0
8,123		RE/MAX Holdings, Inc.	491,035	0.1
24,091	(1),(2)	Redfin Corp.	549,998	0.1
50,221		Retail Opportunity Investments Corp.	887,405	0.1
31,091		Rexford Industrial Realty, Inc.	895,110	0.1
74,195		RLJ Lodging Trust	1,442,351	0.2
3,641		RMR Group, Inc.	254,688	0.0
19,202		Ryman Hospitality Properties	1,487,195	0.2
78,143		Sabra Healthcare REIT, Inc.	1,379,224	0.2
4,123		Saul Centers, Inc.	210,149	0.0
27,590		Select Income REIT	537,453	0.1
11,486	(2)	Seritage Growth Properties	408,327	0.1
20,999	(1),(2)	St. Joe Co.	395,831	0.0
41,182		STAG Industrial, Inc.	985,073	0.1
2,652	(1)	Stratus Properties, Inc.	80,090	0.0
45,642		Summit Hotel Properties, Inc.	621,188	0.1
97,759		Sunstone Hotel Investors, Inc.	1,487,892	0.2
11,532	(1)	Tejon Ranch Co.	266,505	0.0
24,746		Terreno Realty Corp.	853,984	0.1
23,063		Tier REIT, Inc.	426,204	0.1
13,691	(1),(2)	Trinity Place Holdings, Inc.	88,992	0.0
17,252		UMH Properties, Inc.	231,349	0.0
6,588		Universal Health Realty Income Trust	395,939	0.0
43,365		Urban Edge Properties	925,843	0.1
16,046		Urstadt Biddle Properties, Inc.	309,688	0.0
79,622		Washington Prime Group, Inc.	531,079	0.1
34,077		Washington Real Estate Investment Trust	930,302	0.1
18,495		Whitestone REIT	192,163	0.0
47,606		Xenia Hotels & Resorts, Inc.	938,790	0.1
			57,861,842	6.3

		Telecommunication Services: 0.6%
4,766		ATN International, Inc.	284,149	0.0
16,953	(1)	Boingo Wireless, Inc.	419,926	0.1
21,330	(1)	Cincinnati Bell, Inc.	295,420	0.0
18,597		Cogent Communications Holdings, Inc.	807,110	0.1
29,811		Consolidated Communications Holdings, Inc.	326,728	0.1
35,278	(2)	Frontier Communications Corp.	261,763	0.0
238,779	(1),(2)	Globalstar, Inc.	164,160	0.0
7,302		IDT Corp.	45,783	0.0
18,750	(1),(2)	Intelsat SA	70,500	0.0
38,343	(1)	Iridium Communications, Inc.	431,359	0.1
8,192	(1)	Ooma, Inc.	89,293	0.0
28,144	(1),(2)	Orbcomm, Inc.	263,709	0.0
5,015	(1),(2)	pdvWireless, Inc.	149,698	0.0
21,146		Shenandoah Telecommunications Co.	761,256	0.1
10,326		Spok Holdings, Inc.	154,374	0.0
88,924	(1)	Vonage Holdings Corp.	947,041	0.1
88,209	(2)	Windstream Holdings, Inc.	124,375	0.0
			5,596,644	0.6

		Utilities: 3.2%
22,324		Allete, Inc.	1,612,909	0.2
16,533		American States Water Co.	877,241	0.1
5,585	(1)	AquaVenture Holdings Ltd.	69,366	0.0
2,723		Artesian Resources Corp.	99,335	0.0
75,284	(1)	Atlantic Power Corp.	158,096	0.0
28,286		Avista Corp.	1,449,657	0.2
23,069		Black Hills Corp.	1,252,647	0.1
9,351	(1),(2)	Cadiz, Inc.	126,238	0.0
21,764		California Water Service Group	810,709	0.1
7,985		Chesapeake Utilities Corp.	561,745	0.1
6,003		Connecticut Water Service, Inc.	363,361	0.0
52,275	(1)	Dynegy, Inc.	706,758	0.1
18,831		El Paso Electric Co.	960,381	0.1
10,831		Genie Energy Ltd.	54,047	0.0
21,441		Idacorp, Inc.	1,892,597	0.2
16,063		MGE Energy, Inc.	901,134	0.1
8,397		Middlesex Water Co.	308,170	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
36,822		New Jersey Resources Corp.	$1,476,562	0.2
12,603		Northwest Natural Gas Co.	726,563	0.1
21,316		NorthWestern Corp.	1,146,801	0.1
17,552		NRG Yield, Inc. - Class A	288,555	0.0
27,987		NRG Yield, Inc. - Class C	475,779	0.0
22,365		ONE Gas, Inc.	1,476,537	0.2
17,824		Ormat Technologies, Inc.	1,004,917	0.1
19,098		Otter Tail Corp.	827,898	0.1
30,400	(2)	Pattern Energy Group, Inc.	525,616	0.1
34,043		PNM Resources, Inc.	1,302,145	0.1
36,711		Portland General Electric Co.	1,487,163	0.2
8,431		SJW Group	444,398	0.0
34,048		South Jersey Industries, Inc.	958,792	0.1
20,914		Southwest Gas Holdings, Inc.	1,414,414	0.2
6,376	(2)	Spark Energy, Inc.	75,556	0.0
20,663		Spire, Inc.	1,493,935	0.2
15,317		TerraForm Power, Inc.	164,351	0.0
7,698		Unitil Corp.	357,264	0.0
22,395		WGL Holdings, Inc.	1,873,342	0.2
8,252	(2)	York Water Co.	255,812	0.0
			29,980,791	3.2

	Total Common Stock
	(Cost $575,912,006)		914,681,940	98.8

RIGHTS: 0.0%
		Consumer Discretionary: –%
46,399	(1),(3)	Media General, Inc. - CVR	–	–

		Health Care: 0.0%
12,980	(1),(3)	Clinical Data, Inc.	–	–
64,411	(1),(3)	Dyax, Corp. - CVR	157,807	0.0
			157,807	0.0

		Industrials: 0.0%
19,780	(1),(2)	Babcock & Wilcox Enterprises, Inc.	39,362	0.0

	Total Rights
	(Cost $9,198)		197,169	0.0

	Total Long-Term Investments
	(Cost $575,921,204)		914,879,109	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.4%
		Securities Lending Collateral(4): 7.2%
1,393,322		Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,393,592, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,421,258, due 04/19/18-09/09/49)	1,393,322	0.2
15,753,183		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $15,756,290, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $16,068,247, due 03/31/18-02/20/68)	15,753,183	1.7
1,912,879		Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $1,913,261, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $1,951,137, due 07/25/42-01/20/48)	1,912,879	0.2
15,753,183		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $15,756,601, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $16,068,247, due 11/15/42-05/15/43)	15,753,183	1.7

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
15,753,183	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $15,756,290, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $16,068,247, due 06/28/18-12/20/47)	$15,753,183	1.7
15,759,900	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $15,763,527, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,131,478, due 04/15/19-02/15/47)	15,759,900	1.7
		66,325,650	7.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
11,261,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $11,261,000)	11,261,000	1.2

	Total Short-Term Investments
	(Cost $77,586,650)	77,586,650	8.4

	Total Investments in Securities (Cost $653,507,854)	$992,465,759	107.2
	Liabilities in Excess of Other Assets	(66,749,664)	(7.2)
	Net Assets	$925,716,095	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$914,681,940	$–	$–	$914,681,940
Rights	–	39,362	157,807	197,169
Short-Term Investments	11,261,000	66,325,650	–	77,586,650
Total Investments, at fair value	$925,942,940	$66,365,012	$157,807	$992,465,759
Liabilities Table
Other Financial Instruments+
Futures	$(325,174)	$–	$–	$(325,174)
Total Liabilities	$(325,174)	$–	$–	$(325,174)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	147	06/15/18	$11,254,320	$(325,174)
			$11,254,320	$(325,174)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$325,174
Total Liability Derivatives		$325,174

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $655,291,534.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$401,855,586
Gross Unrealized Depreciation	(65,006,535)

Net Unrealized Appreciation	$336,849,051

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 12.5%
130,431	(1)	Big Lots, Inc.	$5,677,661	0.8
128,525		Caleres, Inc.	4,318,440	0.6
160,595		Camping World Holdings, Inc.	5,179,189	0.7
41,503	(1)	Childrens Place, Inc./The	5,613,281	0.8
204,335		Dana, Inc.	5,263,670	0.8
90,069	(2)	Dave & Buster's Entertainment, Inc.	3,759,480	0.5
302,960		Extended Stay America, Inc.	5,989,519	0.9
454,350	(2)	Gray Television, Inc.	5,770,245	0.8
83,195	(2)	Helen of Troy Ltd.	7,237,965	1.0
77,738		Jack in the Box, Inc.	6,633,384	1.0
60,000		Lithia Motors, Inc.	6,031,200	0.9
157,385	(2)	Malibu Boats, Inc.	5,226,756	0.7
53,322		Marriott Vacations Worldwide Corp.	7,102,490	1.0
280,600	(1),(2)	Party City Holdco, Inc.	4,377,360	0.6
60,140	(2)	Red Robin Gourmet Burgers, Inc.	3,488,120	0.5
217,687	(1)	Red Rock Resorts, Inc.	6,373,875	0.9
			88,042,635	12.5

		Consumer Staples: 1.7%
404,988	(2)	Hostess Brands, Inc.	5,989,773	0.9
198,112	(2)	Performance Food Group Co.	5,913,643	0.8
			11,903,416	1.7

		Energy: 3.2%
292,628	(1),(2)	Carrizo Oil & Gas, Inc.	4,682,048	0.7
48,560	(2)	Dril-Quip, Inc.	2,175,488	0.3
458,330	(2)	Forum Energy Technologies, Inc.	5,041,630	0.7
316,493	(2)	Laredo Petroleum, Inc.	2,756,654	0.4
283,255	(2)	QEP Resources, Inc.	2,773,067	0.4
250,187	(2)	Unit Corp.	4,943,695	0.7
			22,372,582	3.2

		Financials: 20.9%
91,341		Bank of NT Butterfield & Son Ltd.	4,099,384	0.6
53,313	(2)	Bridgewater Bancshares, Inc.	696,801	0.1
350,762		BrightSphere Investment Group PLC	5,528,009	0.8
146,461		Cadence BanCorp	3,988,133	0.6
235,172		CenterState Bank Corp.	6,239,113	0.9
139,466		Chemical Financial Corp.	7,626,001	1.1
577,075	(2)	First BanCorp. Puerto Rico	3,473,991	0.5
166,635		Great Western Bancorp, Inc.	6,710,391	1.0
131,873		Horace Mann Educators Corp.	5,637,571	0.8
70,615		Houlihan Lokey, Inc.	3,149,429	0.4
98,920		Independent Bank Group, Inc.	6,993,644	1.0
214,596		Luther Burbank Corp.	2,577,298	0.4
81,378		Pinnacle Financial Partners, Inc.	5,224,468	0.7
72,410		Piper Jaffray Cos.	6,013,650	0.9
49,713		Primerica, Inc.	4,802,276	0.7
109,745		ProAssurance Corp.	5,328,120	0.8
360,511		Radian Group, Inc.	6,864,129	1.0
316,147		Redwood Trust, Inc.	4,890,794	0.7
200,372	(2)	Seacoast Banking Corp. of Florida	5,303,847	0.7
112,123		Selective Insurance Group	6,805,866	1.0
182,176		Simmons First National Corp.	5,182,907	0.7
260,334		Sterling Bancorp, Inc./DE	5,870,532	0.8
255,748		Sterling Bancorp, Inc./MI	3,455,155	0.5
109,398		Stifel Financial Corp.	6,479,644	0.9
58,075	(2)	Texas Capital Bancshares, Inc.	5,220,943	0.7
150,655		Union Bankshares Corp.	5,530,545	0.8
84,035		Wintrust Financial Corp.	7,231,212	1.0
115,399		WSFS Financial Corp.	5,527,612	0.8
			146,451,465	20.9

		Health Care: 13.8%
33,017	(1),(2)	Aerie Pharmaceuticals, Inc.	1,791,172	0.3
103,635	(2)	Amedisys, Inc.	6,253,336	0.9
97,025	(2)	AMN Healthcare Services, Inc.	5,506,169	0.8
28,535	(2)	Arena Pharmaceuticals, Inc.	1,127,132	0.2
85,015	(1),(2)	Array Biopharma, Inc.	1,387,445	0.2
16,455	(2)	Avexis, Inc.	2,033,509	0.3
20,386	(2)	Bluebird Bio, Inc.	3,480,910	0.5
23,575	(2)	Blueprint Medicines Corp.	2,161,828	0.3
21,150		Chemed Corp.	5,770,989	0.8
48,089	(2)	Clovis Oncology, Inc.	2,539,099	0.4
126,203	(2)	Dermira, Inc.	1,008,362	0.1
109,128		Encompass Health Corp.	6,238,848	0.9
29,650	(2)	Esperion Therapeutics, Inc.	2,144,585	0.3
40,086	(2)	Exact Sciences Corp.	1,616,668	0.2
56,875	(2)	FibroGen, Inc.	2,627,625	0.4
87,491	(2)	HealthEquity, Inc.	5,296,705	0.7
66,486		Hill-Rom Holdings, Inc.	5,784,282	0.8
63,675	(2)	Insmed, Inc.	1,433,961	0.2
9,195	(1),(2)	Ligand Pharmaceuticals, Inc.	1,518,646	0.2
15,744	(2)	Loxo Oncology, Inc.	1,816,385	0.3
77,431	(2)	Masimo Corp.	6,810,056	1.0
92,365	(2)	Medidata Solutions, Inc.	5,801,446	0.8
47,400	(2)	Nektar Therapeutics	5,036,724	0.7
30,250	(2)	Puma Biotechnology, Inc.	2,058,513	0.3
55,545	(1),(2)	Radius Health, Inc.	1,996,287	0.3
21,975	(2)	Sage Therapeutics, Inc.	3,539,513	0.5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
32,060	(1),(2)	Sarepta Therapeutics, Inc.	$2,375,325	0.3
267,868	(1),(2)	TherapeuticsMD, Inc.	1,304,517	0.2
152,655	(2)	Tivity Health, Inc.	6,052,771	0.9
			96,512,808	13.8

		Industrials: 16.1%
200,507		ABM Industries, Inc.	6,712,974	1.0
213,600		Actuant Corp.	4,966,200	0.7
118,016	(2)	Atlas Air Worldwide Holdings, Inc.	7,134,067	1.0
99,572		Barnes Group, Inc.	5,963,367	0.9
116,790	(2)	Beacon Roofing Supply, Inc.	6,198,045	0.9
50,918		Curtiss-Wright Corp.	6,877,494	1.0
93,700		EMCOR Group, Inc.	7,302,041	1.0
57,982	(2)	Esterline Technologies Corp.	4,241,383	0.6
59,775	(1)	GATX Corp.	4,093,990	0.6
106,740		Granite Construction, Inc.	5,962,497	0.8
154,509		Healthcare Services Group, Inc.	6,718,051	1.0
427,950		Pitney Bowes, Inc.	4,660,376	0.7
70,512		Regal Beloit Corp.	5,172,055	0.7
244,105		Schneider National, Inc.	6,361,376	0.9
114,237	(2)	SPX FLOW, Inc.	5,619,318	0.8
133,524		Tetra Tech, Inc.	6,536,000	0.9
183,480		Universal Forest Products, Inc.	5,953,926	0.8
84,155		Watts Water Technologies, Inc.	6,538,844	0.9
88,164		Woodward, Inc.	6,317,832	0.9
			113,329,836	16.1

		Information Technology: 16.3%
290,912	(2)	8x8, Inc.	5,425,509	0.8
287,695	(2)	ACI Worldwide, Inc.	6,824,125	1.0
58,302	(2)	CACI International, Inc.	8,824,008	1.2
315,120	(2)	Conduent, Inc.	5,873,837	0.8
82,475	(2)	Cornerstone OnDemand, Inc.	3,225,597	0.5
83,240		Entegris, Inc.	2,896,752	0.4
75,025	(2)	Euronet Worldwide, Inc.	5,920,973	0.8
141,610	(2)	Everbridge, Inc.	5,182,926	0.7
47,006		Fair Isaac Corp.	7,961,406	1.1
119,370	(1),(2)	Finisar Corp.	1,887,240	0.3
109,392		j2 Global, Inc.	8,633,217	1.2
29,188		Littelfuse, Inc.	6,076,358	0.9
53,770		MKS Instruments, Inc.	6,218,500	0.9
213,021	(2)	Netscout Systems, Inc.	5,613,103	0.8
101,770	(2)	Plexus Corp.	6,078,722	0.9
66,953	(2)	Proofpoint, Inc.	7,609,208	1.1
188,295	(2)	Rudolph Technologies, Inc.	5,215,772	0.7
59,970		SYNNEX Corp.	7,100,448	1.0
148,333	(2)	Verint Systems, Inc.	6,318,986	0.9
37,468	(2)	Virtusa Corp.	1,815,699	0.3
			114,702,386	16.3

		Materials: 3.7%
126,937		Carpenter Technology Corp.	5,600,460	0.8
250,078		Commercial Metals Co.	5,116,596	0.7
74,950		Minerals Technologies, Inc.	5,017,903	0.7
112,410		PolyOne Corp.	4,779,673	0.7
132,770		Worthington Industries, Inc.	5,698,488	0.8
			26,213,120	3.7

		Real Estate: 5.0%
301,016		Americold Realty Trust	5,743,385	0.8
790,210		Cousins Properties, Inc.	6,859,023	1.0
344,477		Easterly Government Properties, Inc.	7,027,331	1.0
244,836		Gramercy Property Trust	5,320,286	0.8
138,559		Hudson Pacific Properties, Inc.	4,507,324	0.6
255,327		Urban Edge Properties	5,451,232	0.8
			34,908,581	5.0

		Telecommunication Services: 0.9%
560,435	(2)	Vonage Holdings Corp.	5,968,633	0.9

		Utilities: 2.7%
96,390		Black Hills Corp.	5,233,977	0.7
60,111		Idacorp, Inc.	5,305,998	0.8
67,450		NorthWestern Corp.	3,628,810	0.5
120,551		Portland General Electric Co.	4,883,521	0.7
			19,052,306	2.7

	Total Common Stock
	(Cost $613,841,144)		679,457,768	96.8

EXCHANGE-TRADED FUNDS: 1.0%
47,889		iShares Russell 2000 ETF	7,270,987	1.0

	Total Exchange-Traded Funds
	(Cost $6,360,744)		7,270,987	1.0

	Total Long-Term Investments
	(Cost $620,201,888)		686,728,755	97.8

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Securities Lending Collateral(3): 3.3%
1,166,695	Bank of Nova Scotia, Repurchase Agreement dated 03/29/18, 1.77%, due 04/02/18 (Repurchase Amount $1,166,921, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,190,087, due 04/19/18-09/09/49)	$1,166,695	0.1
5,547,202	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $5,548,296, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,658,146, due 03/31/18-02/20/68)	5,547,202	0.8
5,547,202	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $5,548,406, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $5,658,146, due 11/15/42-05/15/43)	5,547,202	0.8
5,547,202	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $5,548,242, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $5,658,147, due 06/30/19-09/09/49)	5,547,202	0.8
5,547,200	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $5,548,477, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,677,989, due 04/15/19-02/15/47)	5,547,200	0.8
		23,355,501	3.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
18,959,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $18,959,000)	18,959,000	2.7

	Total Short-Term Investments
	(Cost $42,314,501)	42,314,501	6.0

	Total Investments in Securities (Cost $662,516,389)	$729,043,256	103.8
	Liabilities in Excess of Other Assets	(26,916,062)	(3.8)
	Net Assets	$702,127,194	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2018.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Common Stock*	$679,457,768	$–	$–	$679,457,768
Exchange-Traded Funds	7,270,987	–	–	7,270,987
Short-Term Investments	18,959,000	23,355,501	–	42,314,501
Total Investments, at fair value	$705,687,755	$23,355,501	$–	$729,043,256

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $664,438,855.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$90,813,033
Gross Unrealized Depreciation	(26,208,632)

Net Unrealized Appreciation	$64,604,401

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.2%
		Basic Materials: 0.8%
1,000,000		Agrium, Inc., 3.150%, 10/01/2022	$990,654	0.0
500,000		Airgas, Inc., 2.900%, 11/15/2022	494,700	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	935,958	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	804,983	0.0
1,500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.300%, 05/01/2023	1,506,275	0.1
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	503,084	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/2019	1,891,835	0.1
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	503,106	0.0
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	70,294	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	413,479	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/2018	2,300,126	0.1
250,000		Goldcorp, Inc., 3.625%, 06/09/2021	252,170	0.0
1,500,000		International Paper Co., 3.000%, 02/15/2027	1,389,005	0.1
400,000		International Paper Co., 3.650%, 06/15/2024	398,680	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	743,758	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	509,760	0.0
250,000		Monsanto Co., 2.125%, 07/15/2019	248,068	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/2022	953,010	0.0
400,000		Monsanto Co., 2.750%, 07/15/2021	394,775	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/2042	865,684	0.0
500,000		Monsanto Co., 3.950%, 04/15/2045	451,571	0.0
250,000		Monsanto Co., 4.200%, 07/15/2034	251,117	0.0
1,000,000	(2)	Mosaic Co/The, 4.250%, 11/15/2023	1,020,712	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	265,163	0.0
1,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/2040	1,160,984	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	964,918	0.0
500,000		Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	508,752	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	964,389	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	957,648	0.0
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,087,996	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	282,988	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	432,888	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,309,246	0.1
			27,827,776	0.8

		Communications: 2.9%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/2044	271,392	0.0
2,050,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	2,542,992	0.1
1,000,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	967,298	0.0
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	949,586	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	293,245	0.0
4,000,000		America Movil SAB de CV, 5.000%, 03/30/2020	4,137,529	0.1
500,000		AT&T, Inc., 3.200%, 03/01/2022	497,658	0.0
2,500,000		AT&T, Inc., 3.400%, 08/14/2024	2,514,935	0.1
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	964,525	0.0
500,000		AT&T, Inc., 3.800%, 03/01/2024	501,251	0.0
3,500,000		AT&T, Inc., 3.900%, 08/14/2027	3,528,461	0.1
1,014,000	(1)	AT&T, Inc., 4.100%, 02/15/2028	1,008,144	0.0
500,000		AT&T, Inc., 4.125%, 02/17/2026	501,740	0.0
1,000,000		AT&T, Inc., 4.250%, 03/01/2027	1,012,065	0.0
2,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,962,541	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,167,692	0.1
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,459,959	0.1
2,500,000		AT&T, Inc., 4.900%, 08/14/2037	2,526,189	0.1
500,000		AT&T, Inc., 5.450%, 03/01/2047	531,795	0.0
250,000		AT&T, Inc., 5.650%, 02/15/2047	271,468	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	$1,832,969	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/2019	498,288	0.0
300,000		CBS Corp., 2.300%, 08/15/2019	297,640	0.0
300,000		CBS Corp., 3.700%, 08/15/2024	298,421	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	246,909	0.0
2,000,000	(2)	CBS Corp., 4.300%, 02/15/2021	2,065,852	0.1
250,000		CBS Corp., 4.600%, 01/15/2045	242,468	0.0
300,000		CBS Corp., 4.900%, 08/15/2044	301,711	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	511,416	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	511,445	0.0
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,099,722	0.1
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/2019	997,566	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	982,158	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	1,003,171	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,019,796	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,882,842	0.1
750,000		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	945,931	0.0
750,000		Comcast Corp., 3.000%, 02/01/2024	730,925	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	490,969	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,257,928	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	686,921	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	757,718	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	777,609	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,020,556	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,036,880	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	427,930	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,123,874	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	733,469	0.0
500,000		Discovery Communications LLC, 3.500%, 06/15/2022	500,000	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/2021	1,851,940	0.1
300,000		eBay, Inc., 2.875%, 08/01/2021	298,226	0.0
1,500,000		Expedia Group, Inc., 5.950%, 08/15/2020	1,586,955	0.1
1,000,000		Expedia Group, Inc., 7.456%, 08/15/2018	1,016,709	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/2019	300,439	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	512,020	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/2021	301,113	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	99,992	0.0
1,500,000	(1)	NBCUniversal Enterprise, Inc., 1.974%, 04/15/2019	1,489,171	0.1
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	491,002	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	506,267	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/2022	1,510,629	0.1
250,000		Orange SA, 2.750%, 02/06/2019	249,961	0.0
500,000		Orange SA, 5.500%, 02/06/2044	586,134	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	274,612	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/2024	247,248	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/2018	750,313	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	500,089	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	760,000	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	727,368	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	$2,129,778	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	974,858	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	758,470	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	867,782	0.0
500,000		Time Warner, Inc., 2.100%, 06/01/2019	495,608	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/2024	492,428	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/2044	481,773	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/2020	1,551,503	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/2043	427,534	0.0
1,425,000		Time Warner, Inc., 6.500%, 11/15/2036	1,714,844	0.1
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	914,334	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/2021	505,296	0.0
1,000,000		Verizon Communications, Inc., 3.500%, 11/01/2024	990,877	0.0
1,000,000		Verizon Communications, Inc., 4.125%, 03/16/2027	1,014,139	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,632,185	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/2048	632,541	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,026,178	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,171,558	0.1
1,000,000		Verizon Communications, Inc., 5.150%, 09/15/2023	1,079,779	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	247,188	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	350,190	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	480,366	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	486,385	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,159,714	0.1
300,000		Walt Disney Co/The, 2.350%, 12/01/2022	290,924	0.0
400,000		Walt Disney Co/The, 3.000%, 02/13/2026	391,241	0.0
300,000		Walt Disney Co/The, 4.125%, 06/01/2044	316,288	0.0
1,000,000		Walt Disney Co/The, 5.500%, 03/15/2019	1,027,996	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,001,341	0.0
			95,566,835	2.9

		Consumer, Cyclical: 1.8%
237,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	226,454	0.0
972,386		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	920,840	0.0
720,750		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	716,786	0.0
1,000,000		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	972,228	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	461,714	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	741,408	0.0
500,000	(1)	British Airways 2018-1 Class AA Pass Through Trust, 3.800%, 03/20/2033	505,300	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	398,256	0.0
1,550,037		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,637,149	0.1
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	295,783	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	975,565	0.0
500,000	(1)	Daimler Finance North America LLC, 2.375%, 08/01/2018	499,743	0.0
795,036		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	879,588	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	494,569	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	274,108	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	606,165	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/2019	494,858	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/2019	$500,268	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	480,891	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	496,127	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	246,062	0.0
750,000		Ford Motor Credit Co. LLC, 4.250%, 09/20/2022	761,950	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	1,014,880	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,387,948	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	860,911	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/2019	1,001,223	0.1
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	489,783	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/2021	991,915	0.1
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	977,024	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	745,148	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	476,228	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	497,244	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,057,301	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	473,380	0.0
3,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	4,307,119	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/2023	495,776	0.0
500,000	(1)	Hyundai Capital America, 2.400%, 10/30/2018	498,626	0.0
1,000,000	(1)	Hyundai Capital America, 2.875%, 08/09/2018	1,000,065	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	505,249	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	963,777	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	610,416	0.0
500,000	(2)	Macys Retail Holdings, Inc., 2.875%, 02/15/2023	471,731	0.0
532,000	(2)	Macys Retail Holdings, Inc., 3.625%, 06/01/2024	512,164	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	480,647	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	492,301	0.0
1,000,000		Marriott International, Inc./MD, 3.000%, 03/01/2019	1,001,222	0.1
1,000,000		McDonald's Corp., 2.100%, 12/07/2018	997,288	0.1
1,000,000		McDonald's Corp., 2.750%, 12/09/2020	995,537	0.1
500,000		McDonald's Corp., 3.700%, 01/30/2026	503,354	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	420,935	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	535,004	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	417,856	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,268,832	0.1
300,000		Newell Brands, Inc., 2.150%, 10/15/2018	298,415	0.0
250,000		Newell Brands, Inc., 2.875%, 12/01/2019	248,706	0.0
250,000		Newell Brands, Inc., 3.150%, 04/01/2021	247,832	0.0
250,000		Newell Brands, Inc., 3.850%, 04/01/2023	249,708	0.0
250,000		Newell Brands, Inc., 4.200%, 04/01/2026	247,889	0.0
250,000		Newell Brands, Inc., 5.375%, 04/01/2036	260,833	0.0
500,000		NIKE, Inc., 2.375%, 11/01/2026	461,130	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	454,327	0.0
250,000	(1)	Nissan Motor Acceptance Corp., 2.000%, 03/08/2019	248,150	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/2020	2,067,842	0.1
300,000		OReilly Automotive, Inc., 3.800%, 09/01/2022	307,079	0.0
1,000,000		PACCAR Financial Corp., 2.050%, 11/13/2020	980,212	0.0
250,000		Starbucks Corp., 2.000%, 12/05/2018	249,523	0.0
1,750,000	(2)	Starbucks Corp., 3.100%, 03/01/2023	1,754,522	0.1
750,000		Target Corp., 2.900%, 01/15/2022	751,071	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000	TJX Cos, Inc./The, 2.500%, 05/15/2023	$484,260	0.0
1,070,000	Toyota Motor Credit Corp., 1.700%, 02/19/2019	1,062,466	0.1
590,000	Toyota Motor Credit Corp., 2.250%, 10/18/2023	561,353	0.0
1,000,000	Toyota Motor Credit Corp., 2.700%, 01/11/2023	981,466	0.0
1,000,000	Toyota Motor Credit Corp., 3.050%, 01/11/2028	969,166	0.0
500,000	Toyota Motor Credit Corp., 3.200%, 01/11/2027	492,929	0.0
463,736	United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	455,203	0.0
243,405	United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	238,578	0.0
243,404	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	235,194	0.0
1,000,000	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	989,669	0.1
250,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	248,858	0.0
250,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	249,063	0.0
250,000	Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	236,495	0.0
250,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	246,457	0.0
250,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	247,727	0.0
250,000	Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	243,148	0.0
250,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	247,868	0.0
1,000,000	Walmart, Inc., 1.900%, 12/15/2020	980,739	0.0
1,500,000	Walmart, Inc., 2.350%, 12/15/2022	1,460,613	0.1
1,000,000	Walmart, Inc., 3.300%, 04/22/2024	1,005,985	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/2025	300,966	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/2024	205,390	0.0
		61,007,528	1.8

	Consumer, Non-cyclical: 5.4%
314,000	Abbott Laboratories, 2.350%, 11/22/2019	311,388	0.0
500,000	Abbott Laboratories, 2.900%, 11/30/2021	495,644	0.0
500,000	Abbott Laboratories, 3.250%, 04/15/2023	496,864	0.0
500,000	Abbott Laboratories, 3.400%, 11/30/2023	496,823	0.0
500,000	Abbott Laboratories, 3.750%, 11/30/2026	497,916	0.0
500,000	Abbott Laboratories, 4.750%, 11/30/2036	539,466	0.0
500,000	Abbott Laboratories, 4.750%, 04/15/2043	526,043	0.0
500,000	Abbott Laboratories, 4.900%, 11/30/2046	549,435	0.0
500,000	AbbVie, Inc., 1.800%, 05/14/2018	499,650	0.0
500,000	AbbVie, Inc., 2.300%, 05/14/2021	487,672	0.0
500,000	AbbVie, Inc., 2.500%, 05/14/2020	493,722	0.0
500,000	AbbVie, Inc., 2.850%, 05/14/2023	484,622	0.0
250,000	AbbVie, Inc., 3.200%, 11/06/2022	246,973	0.0
1,500,000	AbbVie, Inc., 3.200%, 05/14/2026	1,429,320	0.1
1,250,000	AbbVie, Inc., 3.600%, 05/14/2025	1,233,149	0.1
500,000	AbbVie, Inc., 4.300%, 05/14/2036	500,946	0.0
500,000	AbbVie, Inc., 4.450%, 05/14/2046	498,339	0.0
1,000,000	AbbVie, Inc., 4.500%, 05/14/2035	1,025,870	0.1
250,000	AbbVie, Inc., 4.700%, 05/14/2045	258,354	0.0
500,000	Allergan Finance LLC, 3.250%, 10/01/2022	489,930	0.0
1,000,000	Allergan Funding SCS, 3.000%, 03/12/2020	995,197	0.0
500,000	Allergan Funding SCS, 3.450%, 03/15/2022	496,039	0.0
750,000	Allergan Funding SCS, 3.800%, 03/15/2025	737,813	0.0
750,000	Allergan Funding SCS, 4.550%, 03/15/2035	735,428	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/2023	475,706	0.0
400,000	Aetna, Inc., 2.200%, 03/15/2019	398,222	0.0
500,000	Aetna, Inc., 2.750%, 11/15/2022	481,967	0.0
1,283,000	Aetna, Inc., 2.800%, 06/15/2023	1,233,787	0.1
250,000	Aetna, Inc., 3.500%, 11/15/2024	245,961	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
300,000		Aetna, Inc., 4.500%, 05/15/2042	$299,217	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	489,709	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	489,551	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,022,291	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	294,595	0.0
500,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	493,875	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	235,385	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	471,470	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	251,916	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/2021	4,498,968	0.2
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,501,164	0.1
750,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/2019	747,933	0.0
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	992,671	0.0
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	1,501,994	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/2026	1,990,269	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	2,119,653	0.1
3,500,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	3,782,918	0.1
1,000,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 01/15/2022	1,020,594	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	229,926	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/2020	3,662,680	0.1
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,122,971	0.1
250,000		Anthem, Inc., 2.250%, 08/15/2019	247,661	0.0
1,000,000		Anthem, Inc., 2.300%, 07/15/2018	999,211	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	245,390	0.0
750,000		Anthem, Inc., 4.101%, 03/01/2028	753,577	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	253,347	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/2019	740,553	0.0
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,816,581	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	502,818	0.0
1,000,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	965,073	0.0
1,000,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	958,222	0.0
750,000		Baxalta, Inc., 4.000%, 06/23/2025	749,539	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/2021	4,302,557	0.1
1,000,000		Biogen, Inc., 2.900%, 09/15/2020	994,342	0.0
750,000		Biogen, Inc., 4.050%, 09/15/2025	768,553	0.0
400,000		Boston Scientific Corp., 2.850%, 05/15/2020	397,553	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	398,997	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	452,291	0.0
1,000,000	(2)	Campbell Soup Co., 3.300%, 03/15/2021	1,006,459	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	492,802	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	512,741	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	247,063	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/2020	3,000,017	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,017,431	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	499,680	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	521,990	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	716,395	0.0
2,000,000		Cigna Corp., 4.000%, 02/15/2022	2,035,081	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/2020	2,602,560	0.1
750,000		Clorox Co/The, 3.050%, 09/15/2022	745,757	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/2020	3,024,573	0.1
1,000,000		Coca-Cola Co/The, 3.200%, 11/01/2023	1,005,840	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/2018	998,680	0.1
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	725,557	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	421,470	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	981,551	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	$966,096	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/2021	530,122	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	499,965	0.0
250,000		CVS Health Corp., 2.250%, 12/05/2018	249,148	0.0
250,000		CVS Health Corp., 2.250%, 08/12/2019	247,562	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	722,463	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	497,101	0.0
1,000,000		CVS Health Corp., 3.125%, 03/09/2020	1,002,412	0.1
2,000,000		CVS Health Corp., 3.350%, 03/09/2021	2,011,932	0.1
250,000		CVS Health Corp., 3.375%, 08/12/2024	242,375	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/2022	998,534	0.1
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	1,004,177	0.1
443,000		CVS Health Corp., 3.875%, 07/20/2025	439,603	0.0
1,000,000		CVS Health Corp., 4.100%, 03/25/2025	1,007,703	0.1
250,000		CVS Health Corp., 4.000%, 12/05/2023	253,490	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,008,162	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,015,055	0.1
1,000,000		CVS Health Corp., 5.050%, 03/25/2048	1,053,763	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,070,070	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	216,714	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/2018	749,249	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	727,589	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	494,408	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/2020	734,572	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/2025	238,838	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/2045	337,089	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	617,961	0.0
750,000		Eli Lilly & Co., 2.350%, 05/15/2022	732,737	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	732,127	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	489,977	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	495,120	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	505,945	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	290,579	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/2019	397,621	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/2023	479,584	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	470,341	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	244,344	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	508,648	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	362,652	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	694,330	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	478,618	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/2019	348,095	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	482,103	0.0
500,000	(2)	Gilead Sciences, Inc., 2.950%, 03/01/2027	473,290	0.0
1,000,000		Gilead Sciences, Inc., 3.250%, 09/01/2022	1,001,256	0.1
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	748,275	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	261,036	0.0
750,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	753,589	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	244,954	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	207,478	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	269,514	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	378,050	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/2023	489,619	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	658,484	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	683,267	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,050,000	Humana, Inc., 3.150%, 12/01/2022	$2,026,300	0.1
1,750,000	Humana, Inc., 3.850%, 10/01/2024	1,758,119	0.1
500,000	Johnson & Johnson, 2.250%, 03/03/2022	489,493	0.0
1,000,000	Johnson & Johnson, 2.450%, 03/01/2026	942,722	0.0
1,000,000	Johnson & Johnson, 2.900%, 01/15/2028	961,617	0.0
500,000	Johnson & Johnson, 2.950%, 03/03/2027	486,351	0.0
1,000,000	Johnson & Johnson, 3.625%, 03/03/2037	996,057	0.1
500,000	Johnson & Johnson, 3.750%, 03/03/2047	500,737	0.0
500,000	Kellogg Co., 3.250%, 04/01/2026	476,355	0.0
551,000	Kellogg Co., 4.000%, 12/15/2020	564,369	0.0
750,000	Kraft Heinz Foods Co., 3.000%, 06/01/2026	693,079	0.0
750,000	Kraft Heinz Foods Co., 3.500%, 06/06/2022	749,812	0.0
750,000	Kraft Heinz Foods Co., 3.950%, 07/15/2025	747,465	0.0
250,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	228,662	0.0
500,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	519,374	0.0
500,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	509,186	0.0
3,266,000	Kraft Heinz Foods Co., 6.125%, 08/23/2018	3,311,446	0.1
400,000	Kroger Co., 2.300%, 01/15/2019	399,031	0.0
400,000	Kroger Co/The, 3.300%, 01/15/2021	401,966	0.0
1,000,000	Kroger Co/The, 3.850%, 08/01/2023	1,016,570	0.1
879,000	Kroger Co/The, 7.500%, 04/01/2031	1,119,051	0.1
250,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	248,111	0.0
250,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	248,948	0.0
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	252,332	0.0
500,000	McKesson Corp., 2.284%, 03/15/2019	497,428	0.0
500,000	McKesson Corp., 2.850%, 03/15/2023	481,648	0.0
400,000	McKesson Corp., 3.796%, 03/15/2024	399,044	0.0
350,000	Mead Johnson Nutrition Co., 3.000%, 11/15/2020	348,721	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	257,553	0.0
500,000	Medtronic Global Holdings SCA, 1.700%, 03/28/2019	495,480	0.0
750,000	Medtronic, Inc., 2.500%, 03/15/2020	745,954	0.0
1,000,000	Medtronic, Inc., 3.150%, 03/15/2022	1,001,934	0.1
1,000,000	Medtronic, Inc., 3.500%, 03/15/2025	999,968	0.1
1,000,000	Medtronic, Inc., 4.375%, 03/15/2035	1,061,515	0.1
250,000	Medtronic, Inc., 4.625%, 03/15/2044	271,416	0.0
500,000	Medtronic, Inc., 4.625%, 03/15/2045	547,984	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/2020	246,902	0.0
1,000,000	Merck & Co., Inc., 2.750%, 02/10/2025	964,248	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/2045	244,065	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/2043	1,048,995	0.1
500,000	Molson Coors Brewing Co., 5.000%, 05/01/2042	534,168	0.0
250,000	Mylan, Inc., 2.550%, 03/28/2019	248,863	0.0
1,000,000	Mylan NV, 3.950%, 06/15/2026	971,010	0.0
500,000	Novartis Capital Corp., 2.400%, 05/17/2022	488,416	0.0
500,000	Novartis Capital Corp., 3.100%, 05/17/2027	488,440	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/2024	504,597	0.0
500,000	PepsiCo, Inc., 2.250%, 05/02/2022	486,459	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/2044	258,443	0.0
2,405,000	PepsiCo, Inc., 4.875%, 11/01/2040	2,769,842	0.1
750,000	Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	745,461	0.0
750,000	Pfizer, Inc., 3.400%, 05/15/2024	756,569	0.0
500,000	Pfizer, Inc., 4.125%, 12/15/2046	514,210	0.0
500,000	Pfizer, Inc., 4.000%, 12/15/2036	518,752	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/2043	1,046,122	0.1
500,000	Philip Morris International, Inc., 1.875%, 02/25/2021	483,627	0.0
500,000	Philip Morris International, Inc., 2.125%, 05/10/2023	470,158	0.0
500,000	Philip Morris International, Inc., 2.000%, 02/21/2020	492,654	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	$724,699	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	490,109	0.0
500,000		Philip Morris International, Inc., 2.750%, 02/25/2026	470,469	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	480,131	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	244,581	0.0
500,000		Philip Morris International, Inc., 4.250%, 11/10/2044	501,714	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	569,764	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,506,886	0.1
3,000,000		Reynolds American, Inc., 8.125%, 06/23/2019	3,184,966	0.1
3,330,000		Sanofi, 4.000%, 03/29/2021	3,422,580	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	724,589	0.0
1,000,000		Stryker Corp., 1.300%, 04/01/2018	1,000,000	0.1
500,000		Stryker Corp., 3.500%, 03/15/2026	499,110	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/2019	249,153	0.0
500,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	488,464	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	399,444	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	257,036	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/2019	149,188	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	720,590	0.0
750,000		Unilever Capital Corp., 4.250%, 02/10/2021	778,409	0.0
750,000	(2)	UnitedHealth Group, Inc., 1.625%, 03/15/2019	742,827	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/2019	297,323	0.0
1,000,000		UnitedHealth Group, Inc., 2.375%, 10/15/2022	962,528	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	488,975	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	297,400	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	491,940	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	475,551	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	484,554	0.0
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/2021	2,018,503	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,023,005	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	273,551	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	275,834	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/2045	446,101	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/2020	503,737	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	527,645	0.0
			180,710,849	5.4

		Energy: 2.8%
500,000		Anadarko Petroleum Corp., 3.450%, 07/15/2024	485,890	0.0
1,000,000		Anadarko Petroleum Corp., 4.500%, 07/15/2044	961,316	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/2019	657,697	0.0
543,000		Apache Corp., 3.250%, 04/15/2022	537,570	0.0
500,000		Apache Corp., 4.250%, 01/15/2044	459,498	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	257,066	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	536,401	0.0
500,000		BP Capital Markets PLC, 2.112%, 09/16/2021	483,387	0.0
500,000		BP Capital Markets PLC, 2.315%, 02/13/2020	494,629	0.0
500,000		BP Capital Markets PLC, 2.520%, 09/19/2022	485,609	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/2023	$973,237	0.1
500,000	BP Capital Markets PLC, 3.017%, 01/16/2027	477,365	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/2022	497,450	0.0
250,000	BP Capital Markets PLC, 3.119%, 05/04/2026	242,087	0.0
500,000	BP Capital Markets PLC, 3.216%, 11/28/2023	495,831	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/2024	250,857	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/2024	510,301	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	249,050	0.0
500,000	Chevron Corp., 1.561%, 05/16/2019	495,298	0.0
500,000	Chevron Corp., 1.991%, 03/03/2020	494,431	0.0
500,000	Chevron Corp., 2.100%, 05/16/2021	488,867	0.0
300,000	Chevron Corp., 2.355%, 12/05/2022	291,228	0.0
500,000	Chevron Corp., 2.498%, 03/03/2022	491,970	0.0
500,000	Chevron Corp., 2.566%, 05/16/2023	486,418	0.0
500,000	Chevron Corp., 2.895%, 03/03/2024	489,953	0.0
500,000	Chevron Corp., 2.954%, 05/16/2026	481,252	0.0
500,000	Chevron Corp., 3.326%, 11/17/2025	500,436	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/2018	499,735	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	481,260	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	725,746	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	761,590	0.1
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	266,863	0.0
500,000	ConocoPhillips Co., 3.350%, 05/15/2025	494,496	0.0
500,000	ConocoPhillips Co., 4.150%, 11/15/2034	511,297	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/2044	520,786	0.0
500,000	ConocoPhillips Co., 4.950%, 03/15/2026	546,373	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/2039	2,627,686	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/2022	395,693	0.0
1,750,000	Devon Energy Corp., 4.000%, 07/15/2021	1,782,878	0.1
1,000,000	Devon Energy Corp., 5.000%, 06/15/2045	1,065,055	0.1
500,000	Ecopetrol SA, 4.125%, 01/16/2025	488,000	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/2024	242,919	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/2044	242,475	0.0
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/2023	487,758	0.0
500,000	Energy Transfer Partners L.P., 4.150%, 10/01/2020	507,158	0.0
800,000	Energy Transfer Partners L.P., 6.125%, 12/15/2045	831,845	0.1
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/2042	1,957,293	0.1
400,000	EnLink Midstream Partners L.P., 5.050%, 04/01/2045	372,679	0.0
500,000	Enterprise Products Operating LLC, 2.850%, 04/15/2021	494,447	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	496,018	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	100,541	0.0
500,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	503,364	0.0
300,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	299,203	0.0
100,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	104,948	0.0
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,869,283	0.1
400,000	EOG Resources, Inc., 2.450%, 04/01/2020	396,109	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/2023	1,882,040	0.1
250,000	EOG Resources, Inc., 4.150%, 01/15/2026	258,543	0.0
500,000	Exxon Mobil Corp., 2.726%, 03/01/2023	494,170	0.0
500,000	Exxon Mobil Corp., 3.043%, 03/01/2026	490,473	0.0
500,000	Exxon Mobil Corp., 4.114%, 03/01/2046	528,258	0.0
500,000	Halliburton Co., 2.000%, 08/01/2018	499,249	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Halliburton Co., 3.500%, 08/01/2023	$500,893	0.0
500,000		Halliburton Co., 3.800%, 11/15/2025	502,783	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	523,933	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	539,330	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,023,278	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	500,572	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	490,287	0.0
667,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	672,706	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	403,393	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	405,780	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	3,423,958	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	504,305	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	491,327	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	526,868	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,411,846	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/2019	626,153	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/2022	482,337	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	247,271	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	526,864	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	402,933	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	300,146	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	733,196	0.0
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	497,411	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	266,085	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,168,317	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/2025	121,125	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	508,500	0.0
2,500,000	(1)	Petroleos Mexicanos, 5.350%, 02/12/2028	2,462,500	0.1
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	446,500	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/2020	3,842,840	0.1
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/2038	2,025,000	0.1
1,000,000		Phillips 66, 2.606%, (US0003M + 0.600%), 02/26/2021	1,001,365	0.1
1,500,000		Phillips 66, 3.900%, 03/15/2028	1,496,550	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	262,778	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	508,563	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	283,208	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	271,426	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	755,250	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	223,647	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/2021	479,415	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/2020	493,131	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,002,738	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	990,984	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	482,452	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,554,919	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	265,844	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	583,486	0.0
250,000		Statoil ASA, 2.250%, 11/08/2019	248,073	0.0
250,000		Statoil ASA, 2.750%, 11/10/2021	247,769	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Statoil ASA, 3.950%, 05/15/2043	$504,938	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,863,012	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	486,182	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	510,956	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	454,162	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/2021	2,057,931	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	486,323	0.0
500,000		Total Capital International SA, 2.750%, 06/19/2021	495,759	0.0
500,000		Total Capital SA, 2.125%, 08/10/2018	499,342	0.0
3,500,000		Total Capital SA, 4.450%, 06/24/2020	3,615,220	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,120,997	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,390,345	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,264,697	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/2022	398,714	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/2025	393,974	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/2024	507,270	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/2045	508,494	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/2044	524,831	0.0
			93,314,507	2.8

		Financial: 9.8%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,015,031	0.1
500,000		American International Group, Inc., 2.300%, 07/16/2019	495,472	0.0
500,000		American International Group, Inc., 3.300%, 03/01/2021	500,769	0.0
900,000		American International Group, Inc., 4.500%, 07/16/2044	884,972	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	258,685	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/2022	1,582,985	0.1
500,000		Air Lease Corp., 3.000%, 09/15/2023	479,479	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/2020	398,223	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/2023	1,494,954	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/2026	973,497	0.0
750,000		American Express Co., 3.000%, 10/30/2024	720,853	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	998,868	0.1
500,000		American Express Credit Corp., 2.125%, 07/27/2018	499,423	0.0
500,000		American Express Credit Corp., 2.200%, 03/03/2020	493,084	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	489,396	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	470,873	0.0
500,000		American Tower Corp., 3.400%, 02/15/2019	501,865	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	995,151	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	712,407	0.0
667,000		American Tower Corp., 4.700%, 03/15/2022	696,527	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	992,045	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	509,804	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	521,041	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	426,798	0.0
1,000,000		Australia & New Zealand Banking Group Ltd/New York NY, 2.625%, 11/09/2022	970,634	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	488,656	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	491,973	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	581,920	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	796,836	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	579,610	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	398,907	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	417,968	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Bank of America Corp., 2.625%, 04/19/2021	$985,294	0.1
500,000		Bank of America Corp., 2.650%, 04/01/2019	499,784	0.0
1,000,000		Bank of America Corp., 2.738%, 01/23/2022	986,169	0.1
500,000		Bank of America Corp., 2.881%, 04/24/2023	489,914	0.0
1,000,000		Bank of America Corp., 3.093%, 10/01/2025	961,723	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/2023	3,991,764	0.1
1,000,000		Bank of America Corp., 3.366%, 01/23/2026	973,147	0.0
2,384,000	(1)	Bank of America Corp., 3.419%, 12/20/2028	2,284,790	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	982,944	0.0
500,000		Bank of America Corp., 3.550%, 03/05/2024	501,693	0.0
750,000		Bank of America Corp., 3.705%, 04/24/2028	737,833	0.0
1,020,000		Bank of America Corp., 3.824%, 01/20/2028	1,008,171	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,487,341	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/2023	1,032,665	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,270,543	0.1
271,000		Bank of America Corp., 4.000%, 04/01/2024	277,031	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,007,456	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,045,284	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/2018	1,614,073	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	721,628	0.0
1,000,000		Bank of Montreal, 3.803%, 12/15/2032	948,620	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	490,646	0.0
750,000		Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	730,104	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	987,757	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	724,594	0.0
500,000		Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	491,213	0.0
1,000,000		Bank of New York Mellon Corp., 2.100%, 08/01/2018	999,187	0.1
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	470,228	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	490,382	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	646,513	0.0
500,000		Bank of Nova Scotia/The, 2.050%, 06/05/2019	495,744	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	484,712	0.0
1,000,000		Bank of Nova Scotia, 1.850%, 04/14/2020	982,039	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	510,976	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	743,197	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	746,008	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	752,052	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,010,392	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	264,736	0.0
500,000		BB&T Corp., 2.150%, 02/01/2021	489,609	0.0
250,000		BB&T Corp., 2.450%, 01/15/2020	247,958	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	719,975	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,025,704	0.1
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/2018	748,965	0.0
500,000	(2)	Berkshire Hathaway Finance Corp., 2.000%, 08/15/2018	499,018	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	1,020,754	0.1
500,000		BlackRock, Inc., 5.000%, 12/10/2019	519,343	0.0
500,000		BNP Paribas / BNP Paribas US Medium-Term Note Program LLC, 3.250%, 03/03/2023	498,030	0.0
250,000		BNP Paribas SA, 2.450%, 03/17/2019	249,291	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	958,208	0.0
3,500,000		Boston Properties L.P., 5.625%, 11/15/2020	3,704,987	0.1
1,000,000	(1)	BPCE SA, 2.750%, 01/11/2023	965,621	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	946,624	0.0
1,000,000		Branch Banking & Trust Co., 2.250%, 06/01/2020	984,790	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	$498,588	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	402,068	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/2019	497,860	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	488,345	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	480,032	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	483,471	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	496,807	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	476,637	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	484,940	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	495,946	0.0
550,000		Capital One NA, 2.350%, 08/17/2018	549,430	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	976,657	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	960,104	0.0
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,272,627	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	731,047	0.0
500,000		Citibank NA, 2.100%, 06/12/2020	490,436	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/2019	498,089	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	726,046	0.0
500,000		Citigroup, Inc., 2.876%, 07/24/2023	486,866	0.0
1,000,000		Citigroup, Inc., 3.142%, 01/24/2023	988,538	0.1
500,000		Citigroup, Inc., 3.400%, 05/01/2026	483,219	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	988,836	0.1
1,000,000		Citigroup, Inc., 3.878%, 01/24/2039	963,840	0.0
1,500,000		Citigroup, Inc., 3.887%, 01/10/2028	1,492,566	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	762,682	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,483,118	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	702,413	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	500,854	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	509,450	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,012,323	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	513,425	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	872,167	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	932,371	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	488,370	0.0
1,000,000		CME Group, Inc., 3.000%, 09/15/2022	994,059	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	311,307	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	493,904	0.0
500,000		Comerica, Inc., 2.125%, 05/23/2019	495,937	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	246,006	0.0
250,000		Compass Bank, 2.750%, 09/29/2019	248,733	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/2019	489,968	0.0
500,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	498,679	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	483,115	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	505,616	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	505,536	0.0
750,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	778,801	0.0
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	746,011	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	751,769	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,000,346	0.1
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,002,704	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	970,381	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	492,791	0.0
500,000		Deutsche Bank AG, 2.850%, 05/10/2019	498,326	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/2020	737,747	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Deutsche Bank AG, 3.125%, 01/13/2021	$492,178	0.0
500,000		Deutsche Bank AG, 3.375%, 05/12/2021	494,470	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/2026	388,156	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	794,440	0.0
800,000		Discover Bank, 2.600%, 11/13/2018	799,863	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	498,362	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	494,796	0.0
500,000		Discover Bank, 3.350%, 02/06/2023	492,441	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	510,430	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	401,951	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	499,514	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	520,876	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	727,702	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	2,009,203	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	1,006,844	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	410,429	0.0
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	488,399	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	249,507	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,660,914	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	495,142	0.0
1,580,000		Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,547,092	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	493,162	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	481,940	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	491,810	0.0
500,000		Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	491,601	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	493,936	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	497,428	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/2023	2,058,637	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	495,129	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,004,972	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	811,745	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/2018	4,840,000	0.1
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,013,159	0.2
500,000		HCP, Inc., 2.625%, 02/01/2020	494,968	0.0
250,000		HCP, Inc., 3.875%, 08/15/2024	248,097	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	501,260	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/2023	511,228	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/2022	519,900	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/2023	741,986	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	401,953	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	307,939	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	498,530	0.0
500,000		HSBC Holdings PLC, 6.000%, 12/31/2199	497,500	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,261,405	0.1
250,000		HSBC USA, Inc., 2.250%, 06/23/2019	248,198	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	249,055	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/2018	999,908	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	493,546	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	933,669	0.0
500,000		Jefferies Group LLC, 5.125%, 04/13/2018	500,284	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	953,057	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/2018	$1,498,478	0.1
750,000		JPMorgan Chase & Co., 2.700%, 05/18/2023	723,831	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	994,607	0.1
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	470,611	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	723,440	0.0
750,000		JPMorgan Chase & Co., 3.220%, 03/01/2025	731,377	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/2023	1,481,478	0.1
1,000,000		JPMorgan Chase & Co., 3.509%, 01/23/2029	971,199	0.0
750,000		JPMorgan Chase & Co., 3.540%, 05/01/2028	733,214	0.0
1,000,000		JPMorgan Chase & Co., 3.782%, 02/01/2028	992,714	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	499,376	0.0
750,000		JPMorgan Chase & Co., 3.882%, 07/24/2038	729,117	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,006,154	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,013,514	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,160,081	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	2,849,791	0.1
1,000,000		JPMorgan Chase Bank NA, 2.604%, 02/01/2021	994,724	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	500,860	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	480,445	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	498,351	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	724,824	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	483,760	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	396,705	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	253,438	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/2019	2,950,445	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	971,960	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	1,966,153	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	2,931,452	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	9,971,195	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	714,636	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	734,515	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	992,530	0.1
1,500,000	(2)	Lincoln National Corp., 4.200%, 03/15/2022	1,546,167	0.1
500,000		Lloyds Banking Group PLC, 2.907%, 11/07/2023	482,368	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	738,714	0.0
500,000		Lloyds Banking Group PLC, 3.574%, 11/07/2028	472,536	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	502,365	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	252,349	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/2019	248,195	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	971,356	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	988,033	0.1
500,000		Manulife Financial Corp., 4.061%, 02/24/2032	489,060	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	507,510	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	588,040	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,002,388	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	397,453	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,010,788	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	495,381	0.0
500,000		MetLife, Inc., 3.600%, 04/10/2024	500,982	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/2025	998,132	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	477,918	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	389,482	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	319,765	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	480,218	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	$732,902	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	429,705	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	499,652	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	500,624	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	751,396	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	481,780	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	469,963	0.0
1,000,000		Mizuho Financial Group, Inc., 3.549%, 03/05/2023	995,386	0.1
1,500,000		Morgan Stanley, 2.125%, 04/25/2018	1,499,648	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	980,083	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	732,463	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	986,463	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	473,380	0.0
1,750,000		Morgan Stanley, 3.591%, 07/22/2028	1,693,531	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	734,451	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	497,523	0.0
1,000,000		Morgan Stanley, 3.772%, 01/24/2029	985,021	0.0
750,000		Morgan Stanley, 3.875%, 04/29/2024	756,827	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	499,774	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	731,149	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,014,261	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	756,884	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	504,138	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	838,883	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,046,790	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/2018	10,500,000	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/2019	496,470	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	458,388	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/2022	492,338	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	981,493	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	298,438	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	245,408	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,065,440	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/2022	293,018	0.0
750,000		Northern Trust Corp., 3.375%, 05/08/2032	720,766	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	257,128	0.0
500,000		PNC Bank NA, 2.450%, 07/28/2022	484,388	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	489,084	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	484,221	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	715,551	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	489,489	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	481,316	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	492,166	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	502,782	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	524,823	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	294,643	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	996,907	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/2019	986,741	0.1
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	996,326	0.1
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	995,568	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,025,438	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	$1,040,361	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	521,694	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	425,680	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/2045	513,125	0.0
750,000		Public Storage, 2.370%, 09/15/2022	722,402	0.0
250,000		Public Storage, 3.094%, 09/15/2027	240,229	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	490,610	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	401,891	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	303,101	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	998,671	0.1
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	492,881	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	978,451	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	986,443	0.1
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	516,136	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	516,861	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	494,611	0.0
406,000		Santander Holdings USA, Inc., 2.700%, 05/24/2019	405,089	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/2021	490,208	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	745,459	0.0
500,000		Santander UK PLC, 2.500%, 03/14/2019	498,305	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	250,221	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/2024	252,540	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/2022	1,004,218	0.1
500,000	(2)	Simon Property Group L.P., 3.375%, 06/15/2027	485,014	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	495,019	0.0
750,000		State Street Corp., 2.653%, 05/15/2023	732,623	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,491,468	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	502,211	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	482,571	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	485,758	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	457,125	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	728,899	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	487,799	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	481,645	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	485,511	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	486,101	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	493,439	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	485,385	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	982,870	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	477,348	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/2019	249,295	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	489,297	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	496,912	0.0
750,000		Synchrony Bank, 3.000%, 06/15/2022	725,582	0.0
250,000		Synchrony Financial, 3.000%, 08/15/2019	249,309	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	252,232	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	298,493	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	250,270	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	459,040	0.0
750,000	(1),(2)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	737,694	0.0
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	748,771	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/2020	3,075,622	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
700,000		UBS AG/Stamford CT, 2.375%, 08/14/2019	$694,964	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	496,495	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	494,987	0.0
500,000		Unum Group, 3.000%, 05/15/2021	496,024	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	739,561	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	721,385	0.0
1,000,000		US Bancorp, 3.000%, 03/15/2022	994,422	0.1
500,000		US Bancorp, 5.125%, 12/31/2199	514,375	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	493,243	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/2020	496,101	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/2022	595,118	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	243,664	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	501,540	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	504,425	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,083,430	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	708,805	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	987,568	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	490,607	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	536,456	0.0
1,000,000		Wells Fargo & Co., 2.625%, 07/22/2022	967,645	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,475,542	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	936,890	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/2023	986,884	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/2025	736,567	0.0
1,000,000		Wells Fargo & Co., 3.584%, 05/22/2028	976,250	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	503,290	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	8,307,824	0.3
1,983,000		Wells Fargo & Co., 5.606%, 01/15/2044	2,274,928	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	986,277	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	993,155	0.1
500,000		Welltower, Inc., 4.000%, 06/01/2025	500,099	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	974,465	0.0
750,000		Westpac Banking Corp., 4.322%, 11/23/2031	745,671	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/2022	1,041,487	0.1
400,000		XLIT Ltd., 2.300%, 12/15/2018	398,533	0.0
			328,732,894	9.8

		Industrial: 2.0%
500,000		3M Co., 2.000%, 06/26/2022	483,186	0.0
750,000		3M Co., 2.250%, 09/19/2026	687,251	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	966,928	0.1
200,000		3M Co., 3.875%, 06/15/2044	203,447	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,287,054	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	1,015,269	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	397,186	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	774,742	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	487,361	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	479,972	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	468,375	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	495,423	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,016,668	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	524,532	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	527,450	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	555,395	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	449,689	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	964,041	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	829,285	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	848,087	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
500,000		Caterpillar Financial Services Corp., 2.100%, 01/10/2020	$494,389	0.0
1,000,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	932,265	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	291,011	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	513,462	0.0
500,000		Caterpillar, Inc., 2.600%, 06/26/2022	488,971	0.0
250,000		Caterpillar, Inc., 3.400%, 05/15/2024	250,942	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,000,627	0.1
250,000	(2)	Caterpillar, Inc., 4.300%, 05/15/2044	271,178	0.0
500,000		CSX Corp., 3.950%, 05/01/2050	462,632	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	485,766	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,008,440	0.1
830,000		Cummins, Inc., 7.125%, 03/01/2028	1,043,616	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	512,953	0.0
1,010,000		Dover Corp., 4.300%, 03/01/2021	1,046,538	0.1
250,000		FedEx Corp., 2.300%, 02/01/2020	247,458	0.0
1,000,000		FedEx Corp., 3.400%, 02/15/2028	971,695	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	187,856	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	523,414	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	481,545	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	483,875	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	485,012	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	500,681	0.0
1,861,000		General Electric Co., 6.750%, 03/15/2032	2,313,750	0.1
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,563,425	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	510,551	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	511,096	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	248,060	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	262,747	0.0
500,000	(2)	John Deere Capital Corp., 1.950%, 01/08/2019	497,781	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/2021	747,335	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	979,896	0.1
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	942,205	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	501,226	0.0
400,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	401,154	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	258,990	0.0
250,000		Johnson Controls International plc, 5.125%, 09/14/2045	281,044	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/2019	496,148	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/2021	834,091	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/2020	495,667	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/2023	497,366	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/2021	1,012,249	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	992,744	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,195,811	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	531,374	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	543,802	0.0
642,000	(1)	Norfolk Southern Corp., 3.942%, 11/01/2047	619,469	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	972,425	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/2045	519,872	0.0
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	402,574	0.0
750,000		Northrop Grumman Corp., 2.550%, 10/15/2022	727,358	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	719,822	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	467,786	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	$200,654	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	261,027	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/2020	3,823,586	0.1
2,000,000		Republic Services, Inc., 5.250%, 11/15/2021	2,134,888	0.1
1,250,000		Roper Technologies, Inc., 2.050%, 10/01/2018	1,247,150	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/2019	496,463	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/2020	493,865	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	295,662	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	759,614	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/2019	249,154	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	489,590	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	476,687	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	235,661	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	255,454	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	238,536	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	757,310	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	513,714	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	962,806	0.0
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	962,997	0.0
750,000		United Technologies Corp., 3.100%, 06/01/2022	744,099	0.0
500,000		United Technologies Corp., 4.150%, 05/15/2045	484,289	0.0
500,000		United Technologies Corp., 4.500%, 06/01/2042	508,191	0.0
406,000		United Technologies Corp., 6.125%, 07/15/2038	501,387	0.0
			65,286,269	2.0

		Technology: 1.5%
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	505,559	0.0
1,500,000		Apple, Inc., 1.000%, 05/03/2018	1,498,519	0.1
500,000		Apple, Inc., 2.100%, 05/06/2019	498,889	0.0
500,000		Apple, Inc., 2.150%, 02/09/2022	486,698	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	971,397	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	967,642	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	738,613	0.0
500,000		Apple, Inc., 2.850%, 05/06/2021	499,697	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	741,828	0.0
1,000,000		Apple, Inc., 3.000%, 11/13/2027	958,239	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/2026	986,364	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	505,031	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	461,697	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	986,155	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	422,347	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	539,617	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/2046	1,101,886	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	513,759	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	401,126	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	257,237	0.0
400,000	(1)	Dell International LLC / EMC Corp., 3.480%, 06/01/2019	401,896	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	410,530	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	424,333	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	431,213	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	508,951	0.0
279,000		Fidelity National Information Services, Inc., 3.625%, 10/15/2020	282,630	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	504,849	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	517,830	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	326,069	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	977,248	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
500,000		International Business Machines Corp., 1.875%, 05/15/2019	$496,391	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,013,924	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,000,039	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,005,946	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	995,278	0.1
1,000,000		Intel Corp., 3.150%, 05/11/2027	978,583	0.1
260,000		Intel Corp., 3.700%, 07/29/2025	265,815	0.0
272,000	(1)	Intel Corp., 3.734%, 12/08/2047	265,055	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	493,688	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	403,999	0.0
750,000		Microsoft Corp., 1.000%, 05/01/2018	749,206	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	720,386	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	970,280	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	931,586	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	965,937	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	491,219	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	494,026	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,489,863	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	247,914	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	770,548	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	248,398	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	497,361	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,072,199	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,076,623	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,107,768	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	289,285	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	250,020	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	497,119	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	487,649	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	748,119	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	973,430	0.0
750,000		Oracle Corp., 2.950%, 05/15/2025	726,560	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	975,935	0.0
500,000		Oracle Corp., 3.400%, 07/08/2024	500,222	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	750,270	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	756,590	0.0
600,000		Oracle Corp., 4.300%, 07/08/2034	633,828	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,799,689	0.1
500,000		Qualcomm, Inc., 2.100%, 05/20/2020	494,389	0.0
500,000		Qualcomm, Inc., 3.000%, 05/20/2022	492,684	0.0
850,000		Qualcomm, Inc., 4.650%, 05/20/2035	883,006	0.0
350,000		Qualcomm, Inc., 4.800%, 05/20/2045	365,086	0.0
400,000		Xerox Corp., 3.800%, 05/15/2024	390,795	0.0
807,000		Xerox Corp., 4.070%, 03/17/2022	808,182	0.0
250,000		Xerox Corp., 4.800%, 03/01/2035	229,060	0.0
			50,631,799	1.5

		Utilities: 2.2%
500,000		Alabama Power Co., 4.150%, 08/15/2044	520,099	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/2022	293,891	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	261,950	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	525,221	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	799,501	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/2020	247,292	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	714,975	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	400,535	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	518,030	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,005,406	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/2046	461,236	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
3,668,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	$4,682,360	0.2
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	721,883	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	253,504	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	276,164	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	207,871	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	531,727	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	537,170	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	440,698	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/2022	296,784	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	511,212	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	198,233	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	208,073	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	200,698	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	265,941	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	395,810	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	408,508	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	486,353	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/2021	476,217	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/2018	399,613	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	454,372	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	510,611	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	538,905	0.0
500,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	485,335	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	154,100	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	779,113	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/2044	1,615,253	0.1
500,000		Edison International, 2.950%, 03/15/2023	486,589	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	507,972	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/2026	399,172	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/2024	408,851	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	511,301	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/2035	1,654,819	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	837,454	0.0
760,000		Exelon Generation Co. LLC, 5.200%, 10/01/2019	783,445	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	502,083	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	748,699	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,553,941	0.1
500,000		Georgia Power Co., 3.250%, 04/01/2026	487,469	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	531,902	0.0
1,000,000		Israel Electric Corp. Ltd., 4.250%, 08/14/2028	982,931	0.1
1,000,000	(1)	ITC Holdings Corp., 3.350%, 11/15/2027	956,490	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	250,118	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	620,582	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	2,943,195	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	485,995	0.0
1,000,000		MidAmerican Energy Co., 3.650%, 08/01/2048	962,294	0.1
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	507,257	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	1,961,235	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	304,527	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,049,306	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	994,894	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Northern States Power Co/MN, 4.125%, 05/15/2044	$521,089	0.0
500,000	Northern States Power Co/WI, 3.300%, 06/15/2024	499,574	0.0
250,000	Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	251,992	0.0
250,000	Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	270,826	0.0
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	776,706	0.0
500,000	Pacific Gas & Electric Co., 2.950%, 03/01/2026	467,674	0.0
500,000	Pacific Gas & Electric Co., 3.300%, 03/15/2027	475,413	0.0
1,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/2020	1,863,215	0.1
500,000	Pacific Gas & Electric Co., 4.300%, 03/15/2045	484,417	0.0
500,000	Pacific Gas & Electric Co., 4.750%, 02/15/2044	517,181	0.0
750,000	PECO Energy Co., 4.150%, 10/01/2044	790,479	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/2034	249,293	0.0
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/2018	499,125	0.0
1,000,000	Progress Energy, Inc., 4.400%, 01/15/2021	1,027,914	0.1
500,000	PSEG Power LLC, 3.000%, 06/15/2021	498,500	0.0
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/2020	3,437,306	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/2023	959,849	0.1
750,000	Public Service Electric & Gas Co., 3.800%, 01/01/2043	741,580	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/2044	255,221	0.0
2,700,000	(2) SCANA Corp., 4.750%, 05/15/2021	2,741,843	0.1
500,000	Sempra Energy, 2.850%, 11/15/2020	496,416	0.0
750,000	Sempra Energy, 3.550%, 06/15/2024	746,214	0.0
250,000	Sempra Energy, 3.750%, 11/15/2025	249,211	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	699,546	0.0
250,000	South Carolina Electric & Gas Co., 5.100%, 06/01/2065	267,111	0.0
1,543,214	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,572,096	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	494,512	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	748,256	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	547,383	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,015,624	0.1
500,000	Southern Co., 2.750%, 06/15/2020	495,963	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	514,216	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	255,590	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	303,076	0.0
500,000	Virginia Electric & Power Co., 4.450%, 02/15/2044	530,630	0.0
1,533,000	Virginia Electric & Power Co., 6.000%, 05/15/2037	1,916,174	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/2042	1,035,979	0.1
500,000	Westar Energy, Inc., 4.625%, 09/01/2043	550,879	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	263,157	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/2044	503,208	0.0
		73,751,603	2.2

	Total Corporate Bonds/Notes
	(Cost $969,424,296)	976,830,060	29.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,983,204	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,950,030	0.1
1,465,207	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,599,496	0.0

	Total Collateralized Mortgage Obligations
	(Cost $3,628,630)	3,549,526	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/2039	$6,600,818	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/2032	4,415,778	0.1

		New Jersey: 0.2%
3,425,000		New Jersey Turnpike Authority, 7.102%, 01/01/2041	4,902,511	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,727,467	0.1
			7,629,978	0.2

		New York: 0.2%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,778,714	0.2

		Ohio: 0.2%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/2041	5,152,944	0.2

		Washington: 0.1%
3,900,000		State of Washington, 5.140%, 08/01/2040	4,673,994	0.1

	Total Municipal Bonds
	(Cost $26,945,276)		33,252,226	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.2%
		Federal Home Loan Mortgage Corporation: 7.8%(4)
10,040,000	(5)	3.000%, 11/15/2026	10,022,350	0.3
7,727,642		3.000%, 04/01/2045	7,572,761	0.2
7,544,206		3.000%, 04/01/2045	7,388,921	0.2
31,370,781		3.000%, 05/01/2045	30,716,675	0.9
11,167,783		3.000%, 11/01/2046	10,944,359	0.3
7,389,000	(5)	3.000%, 04/01/2048	7,204,852	0.2
2,372,785		3.500%, 01/01/2042	2,390,614	0.1
418,116		3.500%, 01/01/2042	421,417	0.0
7,665,951		3.500%, 08/01/2042	7,727,998	0.2
29,658,975		3.500%, 04/01/2043	29,899,494	0.9
31,338,968		3.500%, 02/01/2044	31,593,532	1.0
7,487,557		3.500%, 12/01/2047	7,516,392	0.2
39,916,000	(5)	3.500%, 04/01/2048	40,012,250	1.2
4,515,000		3.750%, 03/27/2019	4,583,484	0.2
2,249,286		3.827%, 02/01/2042	2,339,724	0.1
1,345,716		4.000%, 01/01/2025	1,387,942	0.1
154,104		4.000%, 08/01/2040	159,594	0.0
1,869,248		4.000%, 04/01/2041	1,936,020	0.1
1,524,143		4.000%, 05/01/2041	1,578,718	0.1
66,105		4.000%, 08/01/2041	68,472	0.0
254,680		4.000%, 12/01/2041	263,800	0.0
1,423,980		4.000%, 01/01/2042	1,467,111	0.1
3,493,681		4.000%, 03/01/2042	3,618,751	0.1
105,304		4.000%, 12/01/2042	109,188	0.0
1,144,012		4.000%, 02/01/2044	1,187,973	0.1
992,461		4.000%, 07/01/2045	1,023,299	0.0
764,399		4.000%, 09/01/2045	788,129	0.0
799,194		4.000%, 09/01/2045	824,003	0.0
1,056,536		4.000%, 09/01/2045	1,089,260	0.1
2,649,060		4.000%, 05/01/2046	2,731,364	0.1
1,120,000		4.000%, 03/01/2048	1,151,630	0.1
2,517,000	(5)	4.000%, 05/01/2048	2,579,433	0.1
7,776		4.500%, 04/01/2023	8,085	0.0
95,068		4.500%, 03/01/2039	100,159	0.0
291,624		4.500%, 08/01/2039	308,696	0.0
460,732		4.500%, 09/01/2039	486,573	0.0
345,471		4.500%, 09/01/2039	365,549	0.0
696,486		4.500%, 09/01/2039	737,188	0.0
704,451		4.500%, 10/01/2039	745,008	0.0
958,752		4.500%, 12/01/2039	1,014,991	0.0
306,539		4.500%, 03/01/2040	324,462	0.0
593,025		4.500%, 04/01/2040	627,466	0.0
128,656		4.500%, 06/01/2040	136,179	0.0
815,673		4.500%, 07/01/2040	861,355	0.0
663,644		4.500%, 07/01/2040	702,485	0.0
220,440		4.500%, 08/01/2040	233,343	0.0
658,379		4.500%, 08/01/2040	696,951	0.0
828,619		4.500%, 03/01/2041	877,090	0.0
210,436		4.500%, 03/01/2041	222,766	0.0
304,376		4.500%, 04/01/2041	322,204	0.0
851,304		4.500%, 06/01/2041	901,176	0.0
760,830		4.500%, 07/01/2041	805,460	0.0
163,314		4.500%, 08/01/2041	171,728	0.0
4,622,366		4.500%, 08/01/2041	4,885,304	0.2
22,880		5.000%, 03/01/2034	24,602	0.0
151,920		5.000%, 12/01/2034	163,913	0.0
509,604		5.000%, 08/01/2035	549,835	0.0
155,540		5.000%, 08/01/2035	167,330	0.0
156,767		5.000%, 10/01/2035	169,165	0.0
233,756		5.000%, 10/01/2035	251,520	0.0
167,483		5.000%, 10/01/2035	180,181	0.0
365,638		5.000%, 12/01/2035	394,634	0.0
41,134		5.000%, 04/01/2036	44,132	0.0
166,090		5.000%, 11/01/2036	179,265	0.0
118,920		5.000%, 02/01/2037	128,303	0.0
96,238		5.000%, 05/01/2037	103,863	0.0
1,354,790		5.000%, 10/01/2037	1,462,016	0.1
807,495		5.000%, 03/01/2038	871,279	0.0
739,540		5.000%, 03/01/2038	798,298	0.0
246,818		5.000%, 03/01/2038	266,364	0.0
222,915		5.000%, 04/01/2038	240,135	0.0
25,370		5.000%, 10/01/2038	27,349	0.0
99,110		5.000%, 06/01/2040	106,935	0.0
228,895		5.000%, 08/01/2040	246,971	0.0
586,501		5.000%, 04/01/2041	632,862	0.0
79,119		5.490%, 02/01/2037	85,744	0.0
278,735		5.500%, 12/01/2024	289,459	0.0
119,220		5.500%, 09/01/2034	131,559	0.0
125,499		5.500%, 01/01/2035	138,165	0.0
1,315,201		5.500%, 09/01/2035	1,452,515	0.1
63,260		5.500%, 09/01/2035	69,829	0.0
1,087,034		5.500%, 10/01/2035	1,196,582	0.1
448,134		5.500%, 03/01/2036	494,508	0.0
82,926		5.500%, 03/01/2036	91,157	0.0
66,476		5.500%, 05/01/2036	73,058	0.0
350,621		5.500%, 06/01/2036	387,196	0.0
23,314		5.500%, 07/01/2036	25,603	0.0
155,022		5.500%, 07/01/2036	170,889	0.0
5,789		5.500%, 07/01/2036	6,372	0.0
36,182		5.500%, 10/01/2036	39,805	0.0
156,424		5.500%, 11/01/2036	171,775	0.0
93,149		5.500%, 12/01/2036	102,299	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
12,280		5.500%, 12/01/2036	$13,321	0.0
118,877		5.500%, 12/01/2036	130,695	0.0
15,605		5.500%, 02/01/2037	17,184	0.0
106,995		5.500%, 02/01/2037	117,342	0.0
35,027		5.500%, 05/01/2037	38,404	0.0
5,461		5.500%, 06/01/2037	5,996	0.0
70,017		5.500%, 12/01/2037	76,254	0.0
32,328		5.500%, 03/01/2038	35,482	0.0
17,693		5.500%, 06/01/2038	19,417	0.0
8,059		5.500%, 06/01/2038	8,797	0.0
13,760		5.500%, 08/01/2038	15,080	0.0
2,700		5.500%, 10/01/2038	2,958	0.0
1,096,216		5.500%, 11/01/2038	1,209,111	0.1
20,048		5.500%, 12/01/2038	21,880	0.0
18,072		5.500%, 12/01/2038	19,913	0.0
24,788		5.500%, 12/01/2038	27,216	0.0
30,460		5.500%, 01/01/2039	33,424	0.0
179,341		5.500%, 01/01/2039	196,628	0.0
123,954		5.500%, 01/01/2040	136,067	0.0
125,917		5.500%, 01/01/2040	136,853	0.0
104,467		5.500%, 03/01/2040	113,824	0.0
117,462		5.500%, 01/01/2041	127,521	0.0
68,058		5.750%, 05/01/2037	74,640	0.0
247,014		5.800%, 07/01/2037	270,768	0.0
82,983		5.800%, 08/01/2037	91,235	0.0
79,718		5.800%, 09/01/2037	87,635	0.0
41,414		5.800%, 09/01/2037	45,526	0.0
7,739		6.000%, 04/01/2028	8,686	0.0
68,199		6.000%, 07/01/2028	75,797	0.0
4,362		6.000%, 04/01/2036	4,895	0.0
14,789		6.000%, 04/01/2036	16,592	0.0
761		6.000%, 04/01/2036	851	0.0
44,211		6.000%, 06/01/2036	49,435	0.0
16,102		6.000%, 07/01/2036	17,959	0.0
15,492		6.000%, 08/01/2036	17,396	0.0
7,147		6.000%, 08/01/2036	7,943	0.0
118,840		6.000%, 08/01/2036	133,363	0.0
101,632		6.000%, 01/01/2037	114,045	0.0
74,224		6.000%, 02/01/2037	83,256	0.0
4,563		6.000%, 04/01/2037	5,097	0.0
21,132		6.000%, 06/01/2037	23,581	0.0
1,925		6.000%, 06/01/2037	2,152	0.0
11,931		6.000%, 07/01/2037	13,371	0.0
459		6.000%, 07/01/2037	514	0.0
2,774		6.000%, 08/01/2037	3,094	0.0
47,715		6.000%, 08/01/2037	53,148	0.0
166,178		6.000%, 08/01/2037	184,690	0.0
12,994		6.000%, 08/01/2037	14,550	0.0
8,037		6.000%, 08/01/2037	8,933	0.0
5,543		6.000%, 08/01/2037	6,194	0.0
7,188		6.000%, 08/01/2037	7,989	0.0
9,719		6.000%, 09/01/2037	10,883	0.0
23,003		6.000%, 09/01/2037	25,618	0.0
4,074		6.000%, 09/01/2037	4,543	0.0
20,472		6.000%, 10/01/2037	22,753	0.0
21,739		6.000%, 10/01/2037	24,357	0.0
9,904		6.000%, 10/01/2037	11,007	0.0
16,050		6.000%, 10/01/2037	17,974	0.0
4,450		6.000%, 11/01/2037	4,977	0.0
43,042		6.000%, 11/01/2037	48,087	0.0
5,814		6.000%, 11/01/2037	6,462	0.0
90,921		6.000%, 12/01/2037	101,359	0.0
1,021		6.000%, 12/01/2037	1,135	0.0
30,589		6.000%, 01/01/2038	34,274	0.0
35,829		6.000%, 01/01/2038	39,932	0.0
3,576		6.000%, 01/01/2038	3,986	0.0
2,618		6.000%, 02/01/2038	2,910	0.0
20,742		6.000%, 02/01/2038	23,053	0.0
18,938		6.000%, 05/01/2038	21,048	0.0
2,357		6.000%, 06/01/2038	2,624	0.0
56,731		6.000%, 07/01/2038	63,240	0.0
87,748		6.000%, 07/01/2038	97,860	0.0
22,458		6.000%, 08/01/2038	24,960	0.0
44,084		6.000%, 09/01/2038	48,996	0.0
14,399		6.000%, 09/01/2038	16,101	0.0
382,429		6.000%, 09/01/2038	425,037	0.0
1,642		6.000%, 09/01/2038	1,829	0.0
26,235		6.000%, 11/01/2038	29,221	0.0
184,025		6.000%, 01/01/2039	205,191	0.0
243,084		6.000%, 04/01/2039	270,380	0.0
50,747		6.000%, 08/01/2039	56,459	0.0
101,119		6.000%, 10/01/2039	112,547	0.0
135,900		6.000%, 11/01/2039	151,169	0.0
30,912		6.000%, 11/01/2039	34,522	0.0
3,309		6.000%, 12/01/2039	3,687	0.0
109,546		6.000%, 05/01/2040	122,916	0.0
62,216		6.150%, 12/01/2037	69,602	0.0
44,735		6.150%, 12/01/2037	50,094	0.0
78,770		6.150%, 01/01/2038	87,800	0.0
166,582		6.150%, 02/01/2038	185,606	0.0
88,616		6.150%, 02/01/2038	98,749	0.0
840,000		6.250%, 07/15/2032	1,145,221	0.1
17,516		6.500%, 06/01/2036	19,741	0.0
3,424		6.500%, 08/01/2036	3,891	0.0
62,251		6.500%, 10/01/2036	70,158	0.0
3,282		6.500%, 10/01/2036	3,732	0.0
27,678		6.500%, 07/01/2037	31,193	0.0
9,430		6.500%, 09/01/2037	10,626	0.0
5,049		6.500%, 10/01/2037	5,690	0.0
12,391		6.500%, 11/01/2037	13,964	0.0
30,711		6.500%, 04/01/2038	34,608	0.0
12,346		6.500%, 04/01/2038	14,214	0.0
889		6.500%, 05/01/2038	1,002	0.0
3,771		6.500%, 05/01/2038	4,250	0.0
2,258		6.500%, 07/01/2038	2,544	0.0
1,378		6.500%, 08/01/2038	1,553	0.0
8,480		6.500%, 09/01/2038	9,555	0.0
324		6.500%, 10/01/2038	365	0.0
10,297		6.500%, 11/01/2038	11,604	0.0
59,822		6.500%, 12/01/2038	67,399	0.0
7,698		6.500%, 12/01/2038	8,673	0.0
671,113		6.500%, 12/01/2038	756,664	0.0
1,682		6.500%, 12/01/2038	1,895	0.0
13,307		6.500%, 12/01/2038	14,998	0.0
3,097		6.500%, 01/01/2039	3,500	0.0
2,540,000		6.750%, 03/15/2031	3,530,724	0.1
			262,026,609	7.8

		Federal National Mortgage Association: 12.3%(4)
2,420,000		1.500%, 06/22/2020	2,373,606	0.1
19,076,000	(5)	2.500%, 12/25/2026	18,692,991	0.6
5,941,982		2.500%, 09/01/2027	5,871,233	0.2
9,096,639		2.500%, 06/01/2030	8,948,862	0.3
6,142,535		2.500%, 06/01/2030	6,042,758	0.2
3,794,567		2.500%, 07/01/2030	3,732,910	0.1
2,722,982		3.000%, 06/01/2026	2,743,382	0.1
8,643,178		3.000%, 08/01/2030	8,655,037	0.3

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
4,057,763		3.000%, 09/01/2030	$4,063,352	0.1
22,784,075		3.000%, 12/01/2042	22,439,748	0.7
12,406,220		3.000%, 07/01/2043	12,218,912	0.4
6,339,309		3.000%, 09/01/2043	6,243,532	0.2
2,570,698		3.000%, 08/01/2046	2,517,341	0.1
35,455,000	(5)	3.000%, 04/01/2048	34,582,475	1.1
489,497		3.500%, 08/01/2026	499,641	0.0
289,533		3.500%, 08/01/2026	295,534	0.0
18,557		3.500%, 09/01/2026	18,942	0.0
682,694		3.500%, 10/01/2026	696,843	0.0
276,731		3.500%, 10/01/2026	282,466	0.0
1,151,273		3.500%, 11/01/2026	1,175,203	0.1
1,074,039		3.500%, 12/01/2026	1,096,298	0.0
1,193,148		3.500%, 12/01/2026	1,217,877	0.1
1,507,986		3.500%, 01/01/2027	1,539,506	0.1
1,718,731		3.500%, 03/01/2041	1,735,423	0.1
1,844,587		3.500%, 12/01/2041	1,862,550	0.1
3,294,576		3.500%, 01/01/2042	3,326,661	0.1
7,113,290		3.500%, 10/01/2042	7,178,116	0.2
16,218,143		3.500%, 11/01/2042	16,357,718	0.5
9,820,000	(5)	3.500%, 04/01/2044	9,841,289	0.3
6,767,066		3.500%, 01/01/2046	6,808,064	0.2
9,997,922		3.500%, 02/01/2046	10,058,481	0.3
5,129,887		3.500%, 02/01/2046	5,160,969	0.2
1,427,415		3.720%, 10/01/2029	1,470,304	0.1
7,350		4.000%, 11/01/2020	7,565	0.0
21,144		4.000%, 07/01/2022	21,762	0.0
8,799		4.000%, 04/01/2023	9,056	0.0
2,841		4.000%, 05/01/2023	2,924	0.0
9,087		4.000%, 07/01/2023	9,353	0.0
45,167		4.000%, 03/01/2024	46,488	0.0
33,250		4.000%, 03/01/2024	34,228	0.0
16,082		4.000%, 04/01/2024	16,552	0.0
1,006		4.000%, 04/01/2024	1,038	0.0
196,680		4.000%, 07/01/2024	202,510	0.0
60,439		4.000%, 07/01/2024	62,228	0.0
2,995		4.000%, 08/01/2024	3,083	0.0
73,587		4.000%, 01/01/2025	75,773	0.0
56,232		4.000%, 02/01/2025	57,894	0.0
277,700		4.000%, 02/01/2025	285,826	0.0
169,777		4.000%, 06/01/2025	174,779	0.0
5,418		4.000%, 07/01/2025	5,577	0.0
23,962		4.000%, 09/01/2025	24,663	0.0
31,572		4.000%, 09/01/2025	32,499	0.0
282,708		4.000%, 12/01/2025	291,022	0.0
340,201		4.000%, 02/01/2026	350,209	0.0
78,867		4.000%, 03/01/2026	81,208	0.0
796,112		4.000%, 04/01/2026	819,675	0.0
108,265		4.000%, 04/01/2026	111,469	0.0
234,048		4.000%, 04/01/2026	240,970	0.0
383,854		4.000%, 05/01/2026	395,271	0.0
226,064		4.000%, 09/01/2026	232,766	0.0
49,928,000	(5)	4.000%, 02/25/2039	51,152,247	1.5
240,117		4.000%, 10/01/2040	248,337	0.0
891,677		4.000%, 10/01/2040	918,150	0.0
18,429,656		4.000%, 11/01/2040	19,057,697	0.6
1,601,980		4.000%, 12/01/2040	1,656,823	0.1
1,909,244		4.000%, 12/01/2040	1,974,981	0.1
3,279,845		4.000%, 02/01/2041	3,391,864	0.1
525,169		4.000%, 03/01/2041	543,069	0.0
515,377		4.000%, 04/01/2041	532,944	0.0
275,630		4.000%, 08/01/2041	283,178	0.0
403,749		4.000%, 09/01/2041	417,540	0.0
4,089,019		4.000%, 11/01/2041	4,228,949	0.1
624,615		4.000%, 12/01/2041	645,966	0.0
1,376,622		4.000%, 01/01/2042	1,423,759	0.1
804,426		4.000%, 07/01/2042	831,964	0.0
2,949,409		4.000%, 12/01/2042	3,052,178	0.1
2,769,865		4.000%, 07/01/2043	2,868,929	0.1
2,261,663		4.000%, 02/01/2044	2,339,225	0.1
1,242,359		4.000%, 02/01/2044	1,284,959	0.1
775,934		4.000%, 03/01/2044	803,275	0.0
2,322,893		4.000%, 05/01/2045	2,389,312	0.1
12,671,944		4.000%, 06/01/2045	13,073,041	0.4
3,008,174		4.000%, 07/01/2045	3,112,569	0.1
4,451,348		4.000%, 07/01/2045	4,613,355	0.2
1,970,547		4.000%, 07/01/2045	2,035,564	0.1
3,198,356		4.000%, 07/01/2045	3,308,989	0.1
2,820,000		4.000%, 03/01/2048	2,899,139	0.1
1,110,000		4.000%, 03/01/2048	1,141,151	0.1
2,992		4.500%, 05/01/2019	3,016	0.0
1,612		4.500%, 05/01/2019	1,625	0.0
9,191		4.500%, 01/01/2020	9,271	0.0
5,761		4.500%, 08/01/2020	5,834	0.0
1,581		4.500%, 06/01/2022	1,593	0.0
264		4.500%, 07/01/2022	266	0.0
27,697		4.500%, 11/01/2022	28,112	0.0
5,887		4.500%, 02/01/2023	6,137	0.0
33,363		4.500%, 02/01/2023	33,852	0.0
2,407		4.500%, 03/01/2023	2,468	0.0
500		4.500%, 03/01/2023	515	0.0
137,304		4.500%, 03/01/2023	141,185	0.0
65,826		4.500%, 04/01/2023	67,699	0.0
22,842		4.500%, 04/01/2023	23,807	0.0
1,188		4.500%, 04/01/2023	1,231	0.0
19,448		4.500%, 04/01/2023	20,270	0.0
104,792		4.500%, 04/01/2023	109,214	0.0
959		4.500%, 05/01/2023	999	0.0
1,519		4.500%, 05/01/2023	1,566	0.0
2,761		4.500%, 05/01/2023	2,849	0.0
101,499		4.500%, 05/01/2023	105,221	0.0
3,811		4.500%, 07/01/2023	3,841	0.0
8,462		4.500%, 01/01/2024	8,529	0.0
389,383		4.500%, 07/01/2024	406,259	0.0
504,744		4.500%, 08/01/2024	526,573	0.0
26,532		4.500%, 09/01/2024	26,927	0.0
15,689		4.500%, 09/01/2024	16,308	0.0
210,770		4.500%, 09/01/2024	219,829	0.0
74,440		4.500%, 09/01/2024	77,642	0.0
47,373		4.500%, 10/01/2024	47,750	0.0
59,994		4.500%, 10/01/2024	60,895	0.0
109,788		4.500%, 10/01/2024	112,396	0.0
24,654		4.500%, 11/01/2024	24,850	0.0
18,709		4.500%, 11/01/2024	19,451	0.0
6,485		4.500%, 11/01/2024	6,536	0.0
134,427		4.500%, 11/01/2024	140,233	0.0
2,882		4.500%, 11/01/2024	2,905	0.0
79,568		4.500%, 11/01/2024	82,708	0.0
108,895		4.500%, 12/01/2024	113,601	0.0
128,302		4.500%, 12/01/2024	130,213	0.0
112,539		4.500%, 01/01/2025	115,210	0.0
2,537		4.500%, 01/01/2025	2,616	0.0
165,998		4.500%, 01/01/2025	173,165	0.0
406,296		4.500%, 05/01/2025	421,499	0.0
21,979		4.500%, 08/01/2025	22,157	0.0
397,406		4.500%, 01/01/2026	413,996	0.0
172,425		4.500%, 04/01/2026	173,798	0.0
5,631		4.500%, 06/01/2034	5,929	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
23,856	4.500%, 05/01/2035	$25,136	0.0
2,500	4.500%, 03/01/2038	2,644	0.0
10,933	4.500%, 05/01/2038	11,457	0.0
1,279	4.500%, 05/01/2038	1,340	0.0
18,328	4.500%, 06/01/2038	19,294	0.0
9,369	4.500%, 07/01/2038	9,817	0.0
11,413	4.500%, 07/01/2038	11,959	0.0
28,464	4.500%, 09/01/2038	29,827	0.0
747,231	4.500%, 03/01/2039	790,369	0.0
36,998	4.500%, 04/01/2039	39,138	0.0
25,129	4.500%, 04/01/2039	26,585	0.0
819,414	4.500%, 07/01/2039	866,931	0.0
1,989,414	4.500%, 09/01/2039	2,104,433	0.1
1,423,423	4.500%, 10/01/2039	1,505,820	0.1
451,872	4.500%, 12/01/2039	478,115	0.0
401,673	4.500%, 12/01/2039	424,006	0.0
552,794	4.500%, 12/01/2039	584,917	0.0
290,453	4.500%, 03/01/2040	307,326	0.0
340,993	4.500%, 10/01/2040	358,765	0.0
378,339	4.500%, 10/01/2040	400,375	0.0
420,089	4.500%, 10/01/2040	444,541	0.0
771,915	4.500%, 03/01/2041	816,833	0.0
368,115	4.500%, 04/01/2041	385,741	0.0
319,905	4.500%, 06/01/2041	338,585	0.0
210,625	4.500%, 06/01/2041	220,710	0.0
332,770	4.500%, 06/01/2041	352,202	0.0
3,602,636	4.500%, 06/01/2041	3,812,698	0.1
152,823	4.500%, 07/01/2041	161,306	0.0
243,524	4.500%, 07/01/2041	257,336	0.0
5,598,439	4.500%, 07/01/2041	5,911,399	0.2
1,970,958	4.500%, 08/01/2041	2,085,781	0.1
2,085,140	4.500%, 08/01/2041	2,206,796	0.1
361,301	4.500%, 08/01/2041	381,836	0.0
7	5.000%, 04/01/2018	7	0.0
387	5.000%, 02/01/2020	394	0.0
704	5.000%, 06/01/2021	715	0.0
6,165	5.000%, 11/01/2021	6,266	0.0
14,892	5.000%, 01/01/2022	15,134	0.0
725	5.000%, 02/01/2022	738	0.0
1,664	5.000%, 04/01/2022	1,693	0.0
886	5.000%, 06/01/2022	900	0.0
18,289	5.000%, 06/01/2022	18,911	0.0
35,173	5.000%, 06/01/2022	36,702	0.0
353	5.000%, 06/01/2022	358	0.0
16,787	5.000%, 07/01/2022	17,060	0.0
619	5.000%, 07/01/2022	629	0.0
8,370	5.000%, 09/01/2022	8,506	0.0
14,102	5.000%, 12/01/2022	14,332	0.0
993	5.000%, 01/01/2023	1,032	0.0
16,946	5.000%, 01/01/2023	17,477	0.0
531	5.000%, 02/01/2023	548	0.0
57,039	5.000%, 02/01/2023	59,921	0.0
227,780	5.000%, 02/01/2023	238,538	0.0
992	5.000%, 03/01/2023	1,043	0.0
16,432	5.000%, 03/01/2023	16,700	0.0
35,889	5.000%, 03/01/2023	37,507	0.0
38,774	5.000%, 03/01/2023	39,405	0.0
7,984	5.000%, 03/01/2023	8,387	0.0
7,911	5.000%, 04/01/2023	8,260	0.0
28,607	5.000%, 04/01/2023	29,548	0.0
32,854	5.000%, 04/01/2023	33,659	0.0
2,973	5.000%, 05/01/2023	3,022	0.0
8,079	5.000%, 05/01/2023	8,318	0.0
14,737	5.000%, 05/01/2023	15,483	0.0
34,268	5.000%, 06/01/2023	35,106	0.0
2,689	5.000%, 06/01/2023	2,732	0.0
10,785	5.000%, 06/01/2023	10,975	0.0
30,451	5.000%, 06/01/2023	30,947	0.0
13,208	5.000%, 06/01/2023	13,791	0.0
220,888	5.000%, 07/01/2023	232,025	0.0
79,589	5.000%, 08/01/2023	83,623	0.0
372	5.000%, 09/01/2023	386	0.0
14,766	5.000%, 02/01/2024	15,485	0.0
83,950	5.000%, 03/01/2024	88,380	0.0
32,490	5.000%, 04/01/2024	33,019	0.0
15,282	5.000%, 04/01/2024	15,803	0.0
57,526	5.000%, 05/01/2024	58,655	0.0
137,451	5.000%, 06/01/2024	142,161	0.0
258,595	5.000%, 08/01/2024	263,334	0.0
130,782	5.000%, 07/01/2033	141,286	0.0
113,323	5.000%, 02/01/2034	121,210	0.0
26,216	5.000%, 11/01/2034	28,305	0.0
2,463,925	5.000%, 02/01/2035	2,661,415	0.1
447,715	5.000%, 06/01/2035	483,603	0.0
31,407	5.000%, 08/01/2035	33,795	0.0
442,696	5.000%, 09/01/2035	475,918	0.0
132,003	5.000%, 09/01/2035	142,494	0.0
308,618	5.000%, 09/01/2035	333,162	0.0
36,015	5.000%, 10/01/2035	38,884	0.0
645,343	5.000%, 03/01/2036	697,010	0.0
507,641	5.000%, 03/01/2036	548,365	0.0
454,443	5.000%, 05/01/2036	488,888	0.0
5,368	5.000%, 05/01/2036	5,797	0.0
84,279	5.000%, 06/01/2036	91,034	0.0
67,306	5.000%, 12/01/2036	72,683	0.0
893,466	5.000%, 12/01/2036	965,129	0.0
214,073	5.000%, 07/01/2037	231,244	0.0
179,774	5.000%, 01/01/2038	194,077	0.0
685,495	5.000%, 02/01/2038	740,455	0.0
313,237	5.000%, 02/01/2038	338,314	0.0
641,079	5.000%, 08/01/2038	692,412	0.0
125,927	5.000%, 07/01/2040	136,228	0.0
306,146	5.000%, 07/01/2040	331,161	0.0
767	5.500%, 09/01/2018	768	0.0
402	5.500%, 07/01/2020	404	0.0
702	5.500%, 04/01/2021	721	0.0
7,526	5.500%, 10/01/2021	7,682	0.0
154,193	5.500%, 11/01/2021	158,768	0.0
43,124	5.500%, 11/01/2021	44,290	0.0
4,016	5.500%, 11/01/2021	4,102	0.0
31,927	5.500%, 12/01/2021	32,656	0.0
179,250	5.500%, 12/01/2021	186,046	0.0
190,519	5.500%, 12/01/2021	196,173	0.0
5,495	5.500%, 01/01/2022	5,645	0.0
3,963	5.500%, 01/01/2022	4,097	0.0
8,331	5.500%, 01/01/2022	8,384	0.0
30,356	5.500%, 02/01/2022	31,544	0.0
1,675	5.500%, 04/01/2022	1,727	0.0
20,177	5.500%, 06/01/2022	20,709	0.0
20,069	5.500%, 06/01/2022	20,777	0.0
2,480	5.500%, 07/01/2022	2,584	0.0
35,721	5.500%, 07/01/2022	37,184	0.0
2,735	5.500%, 08/01/2022	2,806	0.0
10,471	5.500%, 09/01/2022	10,853	0.0
52,274	5.500%, 09/01/2022	54,199	0.0
70,410	5.500%, 11/01/2022	72,238	0.0
8,454	5.500%, 01/01/2023	8,848	0.0
6,600	5.500%, 02/01/2023	6,833	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
10,392	5.500%, 03/01/2023	$10,773	0.0
3,658	5.500%, 04/01/2023	3,827	0.0
12,488	5.500%, 06/01/2023	12,899	0.0
38,707	5.500%, 08/01/2023	40,611	0.0
2,547	5.500%, 08/01/2023	2,664	0.0
5,586	5.500%, 08/01/2023	5,783	0.0
14,443	5.500%, 08/01/2023	15,072	0.0
39,109	5.500%, 09/01/2023	40,891	0.0
8,468	5.500%, 10/01/2023	8,544	0.0
4,301	5.500%, 11/01/2023	4,454	0.0
45,674	5.500%, 11/01/2023	47,199	0.0
2,451	5.500%, 11/01/2023	2,564	0.0
117,549	5.500%, 02/01/2024	123,274	0.0
1,725	5.500%, 03/01/2024	1,742	0.0
9,507	5.500%, 07/01/2024	9,973	0.0
33,059	5.500%, 07/01/2024	33,875	0.0
19,267	5.500%, 05/01/2025	19,615	0.0
51,862	5.500%, 08/01/2025	54,309	0.0
3,381	5.500%, 07/01/2027	3,673	0.0
826	5.500%, 08/01/2027	897	0.0
156,700	5.500%, 03/01/2034	172,150	0.0
124,569	5.500%, 04/01/2034	136,880	0.0
56,969	5.500%, 11/01/2034	62,603	0.0
54,671	5.500%, 12/01/2034	60,105	0.0
704,079	5.500%, 02/01/2035	773,629	0.0
95,560	5.500%, 05/01/2035	105,058	0.0
817,829	5.500%, 09/01/2035	891,756	0.0
99,945	5.500%, 09/01/2035	109,766	0.0
85,859	5.500%, 04/01/2036	94,232	0.0
137,453	5.500%, 04/01/2036	151,132	0.0
28,984	5.500%, 05/01/2036	31,814	0.0
98,265	5.500%, 06/01/2036	107,859	0.0
337,279	5.500%, 07/01/2036	371,230	0.0
187,878	5.500%, 11/01/2036	206,396	0.0
55,876	5.500%, 12/01/2036	61,380	0.0
629,910	5.500%, 12/01/2036	690,601	0.0
284,302	5.500%, 12/01/2036	312,323	0.0
94,368	5.500%, 01/01/2037	103,662	0.0
79,274	5.500%, 03/01/2037	87,034	0.0
894,634	5.500%, 03/01/2037	982,649	0.0
403,888	5.500%, 03/01/2037	443,435	0.0
354,323	5.500%, 08/01/2037	389,263	0.0
996	5.500%, 01/01/2038	1,086	0.0
3,857	5.500%, 01/01/2038	4,204	0.0
1,199	5.500%, 01/01/2038	1,310	0.0
14,362	5.500%, 03/01/2038	15,825	0.0
22,969	5.500%, 05/01/2038	24,989	0.0
54,898	5.500%, 06/01/2038	60,260	0.0
1,639,077	5.500%, 09/01/2038	1,799,629	0.1
392,855	5.500%, 12/01/2038	429,465	0.0
97,627	5.500%, 06/01/2039	106,930	0.0
42,844	5.500%, 04/01/2040	46,580	0.0
122,866	5.500%, 05/01/2040	133,558	0.0
250,237	5.500%, 06/01/2040	272,065	0.0
16,825	5.500%, 07/01/2040	18,293	0.0
17,908	5.700%, 07/01/2036	17,937	0.0
158,898	5.700%, 07/01/2036	168,919	0.0
4,966	6.000%, 10/01/2018	4,988	0.0
8,970	6.000%, 01/01/2034	9,989	0.0
4,690	6.000%, 07/01/2034	5,216	0.0
73,611	6.000%, 12/01/2034	82,851	0.0
36,309	6.000%, 05/01/2035	40,373	0.0
33,367	6.000%, 01/01/2036	37,110	0.0
34,498	6.000%, 01/01/2036	38,388	0.0
26,406	6.000%, 02/01/2036	29,584	0.0
22,490	6.000%, 03/01/2036	25,278	0.0
44,886	6.000%, 03/01/2036	50,462	0.0
14,696	6.000%, 04/01/2036	16,521	0.0
35,106	6.000%, 04/01/2036	39,452	0.0
75,519	6.000%, 05/01/2036	84,861	0.0
527	6.000%, 06/01/2036	589	0.0
1,871	6.000%, 08/01/2036	2,080	0.0
18,291	6.000%, 08/01/2036	20,548	0.0
50,130	6.000%, 09/01/2036	56,322	0.0
46,807	6.000%, 09/01/2036	52,045	0.0
61,330	6.000%, 09/01/2036	68,625	0.0
27,332	6.000%, 09/01/2036	30,652	0.0
21,574	6.000%, 10/01/2036	24,191	0.0
23,275	6.000%, 10/01/2036	25,879	0.0
200,340	6.000%, 12/01/2036	222,774	0.0
494,836	6.000%, 12/01/2036	552,293	0.0
74,989	6.000%, 01/01/2037	83,381	0.0
11,568	6.000%, 02/01/2037	12,981	0.0
5,748	6.000%, 04/01/2037	6,391	0.0
121,906	6.000%, 07/01/2037	136,921	0.0
3,907	6.000%, 08/01/2037	4,374	0.0
1,600	6.000%, 08/01/2037	1,784	0.0
36,769	6.000%, 08/01/2037	41,248	0.0
62,618	6.000%, 09/01/2037	69,625	0.0
37,965	6.000%, 09/01/2037	42,565	0.0
2,390	6.000%, 09/01/2037	2,669	0.0
542	6.000%, 09/01/2037	609	0.0
7,533	6.000%, 09/01/2037	8,435	0.0
15,955	6.000%, 09/01/2037	17,790	0.0
502	6.000%, 10/01/2037	561	0.0
6,127	6.000%, 10/01/2037	6,889	0.0
2,585	6.000%, 10/01/2037	2,900	0.0
1,745	6.000%, 10/01/2037	1,955	0.0
10,053	6.000%, 11/01/2037	11,191	0.0
23,145	6.000%, 11/01/2037	25,736	0.0
18,900	6.000%, 11/01/2037	21,187	0.0
66,171	6.000%, 11/01/2037	74,123	0.0
4,173	6.000%, 11/01/2037	4,665	0.0
27,008	6.000%, 11/01/2037	30,283	0.0
7,510	6.000%, 11/01/2037	8,351	0.0
34,360	6.000%, 12/01/2037	38,312	0.0
11,135	6.000%, 12/01/2037	12,486	0.0
54,271	6.000%, 12/01/2037	60,793	0.0
18,109	6.000%, 12/01/2037	20,312	0.0
24,273	6.000%, 01/01/2038	27,188	0.0
5,009	6.000%, 01/01/2038	5,569	0.0
796	6.000%, 02/01/2038	885	0.0
87,175	6.000%, 02/01/2038	97,154	0.0
130,468	6.000%, 03/01/2038	145,068	0.0
6,456	6.000%, 03/01/2038	7,183	0.0
453,671	6.000%, 04/01/2038	510,508	0.0
23,068	6.000%, 04/01/2038	25,917	0.0
30,575	6.000%, 05/01/2038	34,005	0.0
34,450	6.000%, 05/01/2038	38,502	0.0
2,932	6.000%, 06/01/2038	3,260	0.0
27,251	6.000%, 07/01/2038	30,302	0.0
15,560	6.000%, 07/01/2038	17,302	0.0
4,369	6.000%, 08/01/2038	4,909	0.0
929	6.000%, 08/01/2038	1,033	0.0
28,714	6.000%, 09/01/2038	31,932	0.0
37,322	6.000%, 09/01/2038	41,499	0.0
7,155	6.000%, 09/01/2038	7,956	0.0
281,687	6.000%, 10/01/2038	313,209	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
137,028		6.000%, 10/01/2038	$153,963	0.0
82,854		6.000%, 10/01/2038	92,876	0.0
22,655		6.000%, 10/01/2038	25,194	0.0
24,688		6.000%, 05/01/2039	27,451	0.0
894,510		6.000%, 10/01/2039	1,003,496	0.0
29,431		6.000%, 11/01/2039	32,737	0.0
9,624		6.500%, 04/01/2028	10,743	0.0
1,196		6.500%, 04/01/2030	1,335	0.0
63,361		6.500%, 02/01/2034	70,736	0.0
9,337		6.500%, 11/01/2034	10,641	0.0
14,857		6.500%, 01/01/2036	16,595	0.0
39,295		6.500%, 03/01/2036	45,037	0.0
91,661		6.500%, 04/01/2036	102,389	0.0
622		6.500%, 05/01/2036	695	0.0
4,431		6.500%, 06/01/2036	4,947	0.0
9,885		6.500%, 07/01/2036	11,037	0.0
88,581		6.500%, 07/01/2036	98,916	0.0
64,696		6.500%, 07/01/2036	72,268	0.0
4,320		6.500%, 07/01/2036	4,873	0.0
1,976		6.500%, 07/01/2036	2,211	0.0
31,180		6.500%, 07/01/2036	35,371	0.0
4,099		6.500%, 08/01/2036	4,578	0.0
2,398		6.500%, 08/01/2036	2,678	0.0
20,334		6.500%, 09/01/2036	22,709	0.0
158,484		6.500%, 09/01/2036	179,274	0.0
9,709		6.500%, 09/01/2036	10,844	0.0
1,794		6.500%, 09/01/2036	2,018	0.0
1,792		6.500%, 11/01/2036	2,001	0.0
5,113		6.500%, 11/01/2036	5,737	0.0
13,964		6.500%, 12/01/2036	15,587	0.0
3,800		6.500%, 12/01/2036	4,439	0.0
507		6.500%, 01/01/2037	576	0.0
27,794		6.500%, 01/01/2037	31,046	0.0
6,909		6.500%, 01/01/2037	7,714	0.0
60,498		6.500%, 01/01/2037	68,151	0.0
17,774		6.500%, 02/01/2037	19,849	0.0
9,141		6.500%, 03/01/2037	10,247	0.0
50,450		6.500%, 03/01/2037	56,354	0.0
143,862		6.500%, 03/01/2037	162,558	0.0
12,982		6.500%, 03/01/2037	14,500	0.0
3,190		6.500%, 04/01/2037	3,562	0.0
1,194		6.500%, 07/01/2037	1,334	0.0
4,195		6.500%, 08/01/2037	4,686	0.0
3,017		6.500%, 08/01/2037	3,369	0.0
9,457		6.500%, 08/01/2037	10,883	0.0
3,293		6.500%, 09/01/2037	3,678	0.0
8,808		6.500%, 09/01/2037	9,838	0.0
515		6.500%, 09/01/2037	575	0.0
93,532		6.500%, 09/01/2037	104,471	0.0
1,797		6.500%, 09/01/2037	2,023	0.0
20,644		6.500%, 09/01/2037	23,429	0.0
115,616		6.500%, 09/01/2037	129,130	0.0
8,799		6.500%, 10/01/2037	9,974	0.0
37,716		6.500%, 10/01/2037	42,121	0.0
3,406		6.500%, 10/01/2037	3,815	0.0
37,118		6.500%, 10/01/2037	41,458	0.0
1,146		6.500%, 10/01/2037	1,280	0.0
186,005		6.500%, 11/01/2037	211,661	0.0
1,424		6.500%, 12/01/2037	1,590	0.0
17,154		6.500%, 12/01/2037	19,201	0.0
6,775		6.500%, 12/01/2037	7,567	0.0
10,002		6.500%, 12/01/2037	11,166	0.0
1,507		6.500%, 12/01/2037	1,682	0.0
64,577		6.500%, 12/01/2037	72,092	0.0
1,588		6.500%, 12/01/2037	1,773	0.0
2,989		6.500%, 12/01/2037	3,336	0.0
559		6.500%, 01/01/2038	624	0.0
1,472		6.500%, 01/01/2038	1,643	0.0
24,786		6.500%, 01/01/2038	27,681	0.0
104,790		6.500%, 02/01/2038	117,002	0.0
68,834		6.500%, 03/01/2038	78,078	0.0
72,120		6.500%, 04/01/2038	80,602	0.0
4,231		6.500%, 05/01/2038	4,724	0.0
1,610		6.500%, 06/01/2038	1,797	0.0
361,941		6.500%, 08/01/2038	411,544	0.0
71,926		6.500%, 08/01/2038	80,334	0.0
132,107		6.500%, 08/01/2038	151,827	0.0
36,312		6.500%, 09/01/2038	40,558	0.0
21,017		6.500%, 09/01/2038	23,475	0.0
51,830		6.500%, 10/01/2038	57,873	0.0
5,583		6.500%, 10/01/2038	6,236	0.0
307,518		6.500%, 10/01/2038	343,480	0.0
22,279		6.500%, 10/01/2038	25,606	0.0
52,572		6.500%, 11/01/2038	58,731	0.0
1,846		6.500%, 01/01/2039	2,086	0.0
73,445		6.500%, 01/01/2039	83,385	0.0
20,962		6.500%, 03/01/2039	23,409	0.0
5,562		6.500%, 09/01/2039	6,210	0.0
805,000		6.625%, 11/15/2030	1,102,832	0.0
3,430,000		7.125%, 01/15/2030	4,803,142	0.2
1,560,000		7.250%, 05/15/2030	2,217,967	0.1
			411,873,178	12.3

		Government National Mortgage Association: 7.0%
84,719,000	(5)	3.000%, 04/01/2044	83,353,900	2.5
4,833,518		3.500%, 07/20/2047	4,900,827	0.2
94,290,000	(5)	3.500%, 04/01/2048	95,212,640	2.9
8,426,959		4.000%, 10/20/2043	8,700,080	0.3
7,160,884		4.000%, 03/20/2046	7,392,460	0.2
4,184,098		4.000%, 03/20/2046	4,319,012	0.1
1,380,320		4.500%, 02/20/2041	1,451,779	0.1
425,638		4.500%, 03/20/2041	447,705	0.0
1,630,543		4.500%, 05/20/2041	1,715,240	0.1
1,842,587		4.500%, 06/20/2041	1,939,047	0.1
3,420,100		4.500%, 07/20/2041	3,600,055	0.1
1,397,014		4.500%, 09/20/2041	1,470,729	0.1
4,269,190		4.500%, 10/20/2041	4,494,413	0.1
14,861		5.000%, 10/15/2037	15,958	0.0
2,856		5.000%, 04/15/2038	3,052	0.0
86,249		5.000%, 03/15/2039	92,659	0.0
148,491		5.000%, 08/15/2039	159,647	0.0
1,194,298		5.000%, 09/15/2039	1,283,394	0.0
1,338,645		5.000%, 09/15/2039	1,439,165	0.1
1,047,255		5.000%, 02/15/2040	1,112,003	0.0
873,214		5.000%, 04/15/2040	932,531	0.0
1,654,025		5.000%, 06/15/2040	1,756,483	0.1
59,394		5.000%, 07/15/2040	63,047	0.0
601,193		5.000%, 04/15/2042	633,837	0.0
1,010,909		5.000%, 04/20/2042	1,083,874	0.0
44,364		5.500%, 07/20/2038	48,129	0.0
579,082		5.500%, 09/20/2039	621,143	0.0
41,712		5.500%, 10/20/2039	45,256	0.0
960,195		5.500%, 11/20/2039	1,030,022	0.0
23,270		5.500%, 11/20/2039	25,244	0.0
14,098		5.500%, 12/20/2040	15,113	0.0
45,165		5.500%, 01/20/2041	49,523	0.0
307,558		5.500%, 03/20/2041	333,830	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
439,561		5.500%, 04/20/2041	$482,357	0.0
732,996		5.500%, 05/20/2041	795,308	0.0
667,366		5.500%, 06/20/2041	732,739	0.0
23,458		6.000%, 10/15/2036	26,317	0.0
74,459		6.000%, 08/15/2037	83,615	0.0
81,583		6.000%, 11/15/2037	90,846	0.0
17,585		6.000%, 12/15/2037	19,582	0.0
37,975		6.000%, 01/15/2038	42,287	0.0
30,825		6.000%, 01/15/2038	34,325	0.0
38,671		6.000%, 02/15/2038	43,061	0.0
806		6.000%, 02/15/2038	898	0.0
99,367		6.000%, 02/15/2038	110,648	0.0
2,301		6.000%, 04/15/2038	2,573	0.0
238,207		6.000%, 05/15/2038	265,252	0.0
248,678		6.000%, 05/15/2038	276,913	0.0
34,292		6.000%, 07/15/2038	38,186	0.0
75,956		6.000%, 09/15/2038	84,601	0.0
59,646		6.000%, 11/15/2038	66,439	0.0
1,223,955		6.000%, 08/20/2040	1,383,944	0.0
			234,321,688	7.0

		Other U.S. Agency Obligations: 1.1%
22,990,000		1.100%, 11/06/2018	22,859,693	0.7
1,500,000	(2)	1.875%, 08/15/2022	1,455,027	0.1
5,000,000		2.400%, 09/21/2026	4,784,460	0.1
10,000		6.150%, 01/15/2038	14,268	0.0
5,000,000		7.125%, 05/01/2030	7,001,185	0.2
			36,114,633	1.1

	Total U.S. Government Agency Obligations
	(Cost $950,384,931)		944,336,108	28.2

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.3%
1,000,000		Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	985,655	0.0
1,000,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	985,851	0.0
1,000,000	(1)	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/2020	996,347	0.1
150,000		BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	148,285	0.0
500,000		BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/2022	488,965	0.0
1,000,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	987,674	0.0
950,000		CarMax Auto Owner Trust 2017-4 A4, 2.330%, 05/15/2023	935,017	0.0
820,000	(1)	Ford Credit Auto Owner Trust 2014-2 A, 2.310%, 04/15/2026	815,388	0.0
1,000,000		GM Financial Automobile Leasing Trust 2017-1 A4, 2.260%, 08/20/2020	993,957	0.1
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	996,639	0.1
1,000,000		Harley-Davidson Motorcycle Trust 2016-A A4, 1.610%, 04/15/2022	983,247	0.0
1,000,000		Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/2023	970,064	0.0
450,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	439,844	0.0
1,000,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	992,683	0.0
			11,719,616	0.3

		Credit Card Asset-Backed Securities: 0.3%
1,650,000		American Express Credit Account Master Trust 2017-1 A, 1.930%, 09/15/2022	1,628,102	0.1
4,979,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	4,918,022	0.2
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	979,161	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	987,391	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	985,853	0.0
500,000		Citibank Credit Card Issuance Trust 2014-A1 A1, 2.880%, 01/23/2023	501,247	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	982,057	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	490,421	0.0
			11,472,254	0.3

		Other Asset-Backed Securities: 0.1%
426,829		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	423,699	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	$1,627,977	0.1
			2,051,676	0.1

	Total Asset-Backed Securities
	(Cost $25,574,685)		25,243,546	0.7

FOREIGN GOVERNMENT BONDS: 3.2%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,090,831	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	286,506	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	1,948,939	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,027,750	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,505,750	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	971,150	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,114,571	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/2018	4,990,320	0.1
4,000,000		European Investment Bank, 1.125%, 08/15/2019	3,936,600	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,492,235	0.2
2,071,000	(2)	European Investment Bank, 1.750%, 05/15/2020	2,039,846	0.1
3,000,000	(2)	European Investment Bank, 2.250%, 03/15/2022	2,946,724	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,077,297	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	493,423	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	482,723	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,023,126	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	996,428	0.0
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	2,885,685	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	981,358	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	996,948	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/2019	1,973,166	0.1
1,000,000		International Finance Corp., 1.250%, 07/16/2018	997,733	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/2020	978,368	0.0
5,000,000		Japan Bank for International Cooperation/Japan, 2.125%, 11/16/2020	4,915,405	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	2,941,235	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,774,242	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	557,715	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	4,875,000	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,025,750	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,140,000	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/2019	162,208	0.0
4,000,000	(2)	Philippine Government International Bond, 6.375%, 01/15/2032	5,011,348	0.2
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	2,825,302	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/2020	984,259	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,787,364	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,621,899	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,123,369	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	$3,147,150	0.1

	Total Foreign Government Bonds
	(Cost $107,514,904)		107,129,723	3.2

U.S. TREASURY OBLIGATIONS: 41.7%
		U.S. Treasury Bonds: 7.8%
10,659,000		2.250%, 08/15/2046	9,160,963	0.3
7,000,000		2.500%, 02/15/2046	6,358,431	0.2
9,072,000		2.500%, 05/15/2046	8,231,986	0.2
84,642,000		2.750%, 02/15/2028	84,632,847	2.5
2,000		2.750%, 11/15/2042	1,927	0.0
36,108,000	(2)	2.750%, 11/15/2047	34,449,322	1.0
9,022,000		3.000%, 11/15/2044	9,065,093	0.3
10,042,000		3.000%, 11/15/2045	10,079,462	0.3
2,882,000		3.125%, 02/15/2043	2,965,624	0.1
5,686,000		3.125%, 08/15/2044	5,844,522	0.2
18,645,000		3.500%, 02/15/2039	20,457,178	0.6
13,888,000		3.625%, 08/15/2043	15,520,268	0.5
14,092,000		3.625%, 02/15/2044	15,762,206	0.5
13,251,000		3.750%, 11/15/2043	15,109,111	0.5
7,845,000		3.875%, 08/15/2040	9,073,783	0.3
6,505,000		4.375%, 05/15/2040	8,052,325	0.2
830,000		6.000%, 02/15/2026	1,023,884	0.0
4,025,000		8.125%, 08/15/2019	4,348,058	0.1
			260,136,990	7.8

		U.S. Treasury Notes: 33.9%
2,006,600		0.750%, 04/15/2018	2,006,009	0.1
7,260,000		0.750%, 04/30/2018	7,255,317	0.2
3,000,000		0.750%, 07/31/2018	2,989,435	0.1
4,498,000		0.750%, 08/31/2018	4,477,093	0.1
4,006,000		0.750%, 10/31/2018	3,978,060	0.1
10,000,000		0.750%, 02/15/2019	9,883,665	0.3
10,000,000		0.750%, 07/15/2019	9,817,411	0.3
4,033,000		0.750%, 08/15/2019	3,954,002	0.1
13,454,000		0.875%, 05/31/2018	13,435,949	0.4
10,000,000		0.875%, 04/15/2019	9,870,508	0.3
9,004,000		0.875%, 09/15/2019	8,828,464	0.3
1,508,000		1.000%, 05/15/2018	1,506,809	0.0
10,000,000		1.000%, 03/15/2019	9,894,679	0.3
27,497,000	(2)	1.000%, 08/31/2019	27,034,626	0.8
5,000,000		1.000%, 10/15/2019	4,907,742	0.1
4,770,000		1.000%, 11/15/2019	4,675,690	0.1
10,000,000		1.125%, 02/28/2021	9,643,402	0.3
8,000,000		1.125%, 08/31/2021	7,651,224	0.2
29,467,000		1.250%, 11/30/2018	29,320,435	0.9
10,029,000		1.250%, 12/15/2018	9,974,456	0.3
11,256,000		1.250%, 12/31/2018	11,188,674	0.3
1,000		1.250%, 10/31/2019	985	0.0
11,755,000		1.250%, 01/31/2020	11,539,883	0.3
3,534,000		1.250%, 02/29/2020	3,466,036	0.1
13,040,000		1.250%, 10/31/2021	12,496,583	0.4
16,756,000		1.375%, 09/30/2018	16,710,768	0.5
20,000,000		1.375%, 01/15/2020	19,688,436	0.6
933,000		1.375%, 01/31/2020	918,404	0.0
8,515,000		1.375%, 02/29/2020	8,370,866	0.3
9,022,000		1.375%, 03/31/2020	8,859,468	0.3
7,940,000		1.375%, 04/30/2020	7,788,085	0.2
7,000		1.375%, 08/31/2020	6,840	0.0
10,000,000		1.375%, 10/31/2020	9,752,156	0.3
37,540,000		1.375%, 04/30/2021	36,387,939	1.1
7,000,000		1.375%, 08/31/2023	6,566,829	0.2
5,000,000		1.375%, 09/30/2023	4,683,516	0.1
19,814,000		1.500%, 12/31/2018	19,729,542	0.6
11,925,000		1.500%, 01/31/2019	11,865,418	0.4
5,048,000		1.500%, 02/28/2019	5,020,450	0.1
6,540,000		1.500%, 03/31/2019	6,500,014	0.2
5,304,000		1.500%, 05/31/2019	5,263,096	0.2
7,002,000		1.500%, 11/30/2019	6,916,168	0.2
752,000		1.500%, 05/31/2020	738,901	0.0
4,833,000		1.500%, 01/31/2022	4,657,385	0.1
10,000,000		1.500%, 02/28/2023	9,507,900	0.3
10,000,000		1.500%, 03/31/2023	9,498,025	0.3
9,322,000		1.625%, 03/31/2019	9,275,930	0.3
2,317,000		1.625%, 04/30/2019	2,304,106	0.1
19,814,000		1.625%, 07/31/2019	19,667,396	0.6
12,097,000		1.625%, 08/31/2019	11,997,549	0.4
4,790,000		1.625%, 12/31/2019	4,738,051	0.1
2,976,000		1.625%, 08/15/2022	2,865,436	0.1
6,480,000		1.625%, 04/30/2023	6,185,410	0.2
10,184,000		1.625%, 05/31/2023	9,710,385	0.3
4,046,000		1.625%, 10/31/2023	3,839,158	0.1
24,847,000		1.625%, 02/15/2026	22,912,072	0.7
22,705,000		1.750%, 09/30/2019	22,545,149	0.7
7,810,000		1.750%, 04/30/2022	7,579,292	0.2
18,000,000		1.750%, 09/30/2022	17,396,377	0.5
69,000		1.750%, 01/31/2023	66,459	0.0
8,000,000		1.875%, 11/30/2021	7,832,961	0.2
10,000,000		1.875%, 05/31/2022	9,749,416	0.3
3,003,000		1.875%, 08/31/2022	2,920,388	0.1
24,900,000		2.000%, 11/30/2020	24,661,569	0.7
12,097,000		2.000%, 02/28/2021	11,962,110	0.4
8,063,000		2.000%, 12/31/2021	7,919,644	0.2
4,000,000		2.000%, 07/31/2022	3,914,059	0.1
17,133,000		2.000%, 11/15/2026	16,150,272	0.5
20,498,000		2.125%, 01/31/2021	20,349,178	0.6
3,700,000		2.125%, 09/30/2021	3,657,464	0.1
3,774,000		2.125%, 12/31/2021	3,726,431	0.1
10,105,000		2.125%, 06/30/2022	9,943,249	0.3
5,000,000		2.125%, 11/30/2023	4,869,014	0.1
20,000,000		2.125%, 05/15/2025	19,252,662	0.6
17,272,000	(2)	2.250%, 02/29/2020	17,263,659	0.5
7,028,000		2.250%, 03/31/2020	7,024,233	0.2
9,810,000		2.250%, 03/31/2021	9,767,048	0.3
8,794,000		2.250%, 04/30/2021	8,752,535	0.3
3,011,000		2.250%, 12/31/2023	2,949,904	0.1
26,457,000		2.250%, 11/15/2024	25,756,206	0.8
1,352,000		2.250%, 11/15/2025	1,308,058	0.0
19,590,000		2.375%, 12/31/2020	19,589,410	0.6
2,381,000		2.375%, 03/15/2021	2,379,787	0.1
70,726,000		2.500%, 03/31/2023	70,488,941	2.1
9,874,000		2.500%, 05/15/2024	9,788,341	0.3
18,650,000		2.625%, 04/30/2018	18,664,804	0.6
17,256,000	(2)	2.625%, 02/28/2023	17,304,501	0.5
85,994,000		2.625%, 03/31/2025	85,413,498	2.6
26,255,000		2.750%, 02/15/2019	26,399,827	0.8
36,569,500		2.750%, 11/15/2023	36,821,297	1.1
42,052,000		2.750%, 02/15/2024	42,309,036	1.3
17,113,000		2.750%, 02/28/2025	17,176,827	0.5
7,790,000		3.500%, 05/15/2020	7,977,917	0.2
			1,134,354,359	33.9

	Total U.S. Treasury Obligations
	(Cost $1,401,398,570)		1,394,491,349	41.7

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	$1,973,899	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,149,497	0.1
1,000,000		CFCRE Commercial Mortgage Trust 2016-C7 B, 4.360%, 12/10/2054	1,041,012	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,112,976	0.1
1,000,000	(1)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,051,607	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	643,136	0.0
315,000		COMM 2015-PC1 B, 4.441%, 07/10/2050	316,456	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	973,929	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	983,784	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,016,498	0.0
1,000,000	(1)	Core Industrial Trust 2015-TEXW D, 3.849%, 02/10/2034	1,008,402	0.0
1,000,000	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	1,002,232	0.0
213,538	(1)	DBUBS 2011-LC2A C, 5.565%, 07/10/2044	224,884	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/2049	494,156	0.0
2,000,000		Ginnia Mae 2011-20 C, 3.562%, 04/16/2041	2,005,803	0.1
2,000,000		Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,988,662	0.1
6,000,000		Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	5,988,665	0.2
5,000,000		Ginnie Mae 2011-38 D, 3.700%, 01/16/2051	5,015,194	0.2
289,495		Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	296,909	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	4,881,731	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	2,916,973	0.1
0		GS Mortgage Securities Corp. II 2012-GCJ9 A3, 2.773%, 11/10/2045	–	–
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,036,342	0.0
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.053%, 01/15/2046	1,012,884	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,653,381	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	2,882,397	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,190,409	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,015,233	0.1
220,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.161%, 03/15/2048	212,843	0.0
100,000	(1)	Morgan Stanley Capital I Trust 2011-C1 D, 5.427%, 09/15/2047	104,149	0.0
100,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.427%, 09/15/2047	103,933	0.0
1,000,000	(1)	MSCG Trust 2015-ALDR A2, 3.462%, 06/07/2035	968,544	0.0
1,000,000		UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,029,939	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,372,411	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	1,986,567	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $66,870,433)		64,655,437	1.9

	Total Long-Term Investments
	(Cost $3,551,741,725)		3,549,487,975	106.0

SHORT-TERM INVESTMENTS: 11.6%
		Commercial Paper: 7.9%
20,000,000		AutoZone Inc, 2.590%, 04/09/2018	19,987,380	0.6
30,000,000		Caterpillar, 3.000%, 04/04/2018	29,990,275	0.9
25,000,000		Consolidated E, 4.130%, 04/02/2018	24,994,458	0.7
25,000,000		Du Ponte, 2.650%, 04/09/2018	24,983,882	0.7
33,000,000		Enterprise, 4.150%, 04/02/2018	32,992,652	1.0
30,000,000		Exelon, 3.550%, 04/03/2018	29,991,396	0.9

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
30,000,000	Kroger, 4.150%, 04/02/2018	$29,993,320	0.9
13,000,000	Marriott International, 2.480%, 04/25/2018	12,978,189	0.4
20,000,000	McDonald's Corp, 4.260%, 04/02/2018	19,995,429	0.6
9,500,000	Mondelez, 4.150%, 04/02/2018	9,497,885	0.3
12,000,000	Potash Corp SA, 4.150%, 04/02/2018	11,997,328	0.4
15,000,000	Potash, 2.780%, 04/16/2018	14,981,997	0.5
		262,384,191	7.9

	Securities Lending Collateral(6): 3.5%
11,312,596	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/18, 1.80%, due 04/02/18 (Repurchase Amount $11,314,828, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,538,848, due 03/31/18-02/20/68)	11,312,596	0.4
27,890,790	Daiwa Capital Markets, Repurchase Agreement dated 03/29/18, 1.81%, due 04/02/18 (Repurchase Amount $27,896,322, collateralized by various U.S. Government\U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $28,448,606, due 04/30/18-12/01/51)	27,890,790	0.8
3,384,254	Deutsche Bank AG, Repurchase Agreement dated 03/29/18, 1.82%, due 04/02/18 (Repurchase Amount $3,384,929, collateralized by various U.S. Government Agency Obligations, 3.500%-4.500%, Market Value plus accrued interest $3,451,939, due 07/25/42-01/20/48)	3,384,254	0.1
17,522,819	HSBC Securities USA, Repurchase Agreement dated 03/29/18, 1.79%, due 04/02/18 (Repurchase Amount $17,526,256, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $17,895,927, due 04/01/22-03/01/48)	17,522,819	0.5
1,460,107	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/29/18, 1.98%, due 04/02/18 (Repurchase Amount $1,460,424, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,489,309, due 11/15/42-05/15/43)	1,460,107	0.1
27,890,790	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $27,896,017, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $28,448,612, due 06/30/19-09/09/49)	27,890,790	0.8
27,900,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/18, 2.10%, due 04/02/18 (Repurchase Amount $27,906,421, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $28,557,810, due 04/15/19-02/15/47)	27,900,000	0.8
		117,361,356	3.5

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
7,757,000	(7) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
	(Cost $7,757,000)	$7,757,000	0.2

	Total Short-Term Investments
	(Cost $387,544,006)	387,502,547	11.6

	Total Investments in Securities (Cost $3,939,285,731)	$3,936,990,522	117.6
	Liabilities in Excess of Other Assets	(590,216,334)	(17.6)
	Net Assets	$3,346,774,188	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$976,830,060	$–	$976,830,060
Collateralized Mortgage Obligations	–	3,549,526	–	3,549,526
Municipal Bonds	–	33,252,226	–	33,252,226
U.S. Treasury Obligations	–	1,394,491,349	–	1,394,491,349
Commercial Mortgage-Backed Securities	–	64,655,437	–	64,655,437
Asset-Backed Securities	–	25,243,546	–	25,243,546
U.S. Government Agency Obligations	–	944,336,108	–	944,336,108
Foreign Government Bonds	–	107,129,723	–	107,129,723
Short-Term Investments	7,757,000	379,745,547	–	387,502,547
Total Investments, at fair value	$7,757,000	$3,929,233,522	$–	$3,936,990,522

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Other Financial Instruments+
Futures	424	–	–	424
Total Assets	$7,757,424	$3,929,233,522	$–	$3,936,990,946

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2018, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(7)	06/29/18	$(1,488,266)	$424
			$(1,488,266)	$424

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$424
Total Asset Derivatives		$424

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,945,346,027.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$44,963,693
Gross Unrealized Depreciation	(53,318,774)

Net Unrealized Depreciation	$(8,355,081)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018